Document and Entity Information Document	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	BOISE CASCADE Co
Entity Central Index Key	0001328581
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Amendment Flag	false
Entity Current Reporting Status	Yes

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales
Sales	$ 852,295	$ 694,600	$ 764,600	$ 732,900	$ 587,000	$ 547,400		$ 628,000	$ 589,400	$ 483,200		$ 1,597,173	$ 1,319,886	$ 2,779,062	$ 2,248,088	$ 2,240,591
Costs and expenses
Materials, labor, and other operating expenses, including related party (excluding depreciation)	750,996			632,607								1,395,843	1,142,731	2,343,174	1,952,619	1,947,362
Depreciation and amortization	8,766			8,338								17,243	16,457	33,407	37,022	34,899
Selling and distribution expenses	60,102			60,468								117,106	114,282	235,055	204,998	202,464
General and administrative expenses	10,251			10,689								20,297	19,737	43,122	37,242	38,463
Other (income) expense, net	39			(653)								173	(285)	(902)	(3,195)	4,624
Total costs and expenses	830,076			712,755								1,550,316	1,293,492	2,715,931	2,275,134	2,253,753
Income (loss) from operations	22,219	8,600	28,100	20,145	6,200	(9,100)	[1]	2,100	(5,300)	(14,800)	[2]	46,857	26,394	63,131	(27,046)	(13,162)
Foreign exchange gain (loss)	(291)			(289)								(371)	(103)	37	(497)	352
Interest expense	(4,781)			(4,818)								(9,672)	(9,631)	(21,757)	(18,987)	(21,005)
Interest income	62			87								124	194	392	407	790
Total nonoperating income (expense)	(5,010)			(5,020)								(9,919)	(9,540)	(21,328)	(19,077)	(19,835)
Income before income taxes	17,209			15,125								36,938	16,854	41,803	(46,123)	(32,997)
Income tax (provision) benefit	(6,797)			(78)								54,310	(139)	(307)	(240)	(300)
Net income	$ 10,412	$ 1,300	$ 23,500	$ 15,047	$ 1,700	$ (13,800)	[1]	$ (3,700)	$ (9,900)	$ (19,000)	[2]	$ 91,248	$ 16,715	$ 41,496	$ (46,363)	$ (33,297)
Weighted average common shares outstanding:
Weighted average number of common shares for basic net income (loss) per common share	43,229			29,700								40,415	29,700
Diluted	43,233			29,700								40,417	29,700
Net income per common share:
Net income (loss) per common share, Basic	$ 0.24			$ 0.51								$ 2.26	$ 0.56
Net income (loss) per common share, Diluted	$ 0.24			$ 0.51								$ 2.26	$ 0.56

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended													6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income	$ 10,412		$ 1,300	$ 23,500	$ 15,047		$ 1,700	$ (13,800)	[1]	$ (3,700)	$ (9,900)	$ (19,000)	[2]	$ 91,248		$ 16,715		$ 41,496	$ (46,363)	$ (33,297)
Defined benefit pension plans
Amortization of actuarial loss	1,411				1,958									2,806		3,984		7,632	2,703	556
Amortization of prior service costs and other	14				42									28		83		416	175	178
Other comprehensive loss	1,425	[3]			2,000	[3]								2,834	[3]	4,067	[3]	(384)	(80,650)	(3,293)
Comprehensive income (loss)	$ 11,837				$ 17,047									$ 94,082		$ 20,782		$ 41,112	$ (127,013)	$ (36,590)

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.
[3]	Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.

Consolidated Statements of Comprehensive Income Parenthetical (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Statement of Comprehensive Income [Abstract]
Amortization of actuarial loss, tax	$ 870	$ 0	$ 1,731	$ 0
Amortization of prior service cost and other, tax	$ 8	$ 0	$ 17	$ 0

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 232,667		$ 54,507	$ 174,075		$ 182,455	$ 264,601	$ 287,101
Receivables
Trade, less allowances of $2,546, $2,696 and $2,142	205,722		134,743			118,901
Related parties	434		674			1,236
Other	6,612		6,204			3,796
Inventories	368,350		325,806			283,978
Deferred income taxes	19,749		2
Prepaid expenses and other	11,851		5,523			4,864
Total current assets	845,385		527,457			595,230
Property and equipment, net	261,309		265,924			266,456
Timber deposits	7,267		6,221			8,327
Deferred financing costs	7,279		7,562			4,962
Goodwill	12,170		12,170			12,170
Intangible assets	8,900		8,900			8,900
Deferred income taxes	44,819		0
Other assets	7,486		8,164			6,786
Total assets	1,194,615		836,398			902,831	952,233
Accounts payable
Trade	195,206		140,192			116,758
Related parties	1,957		1,950			1,142
Accrued liabilities
Compensation and benefits	42,039		61,814			32,267
Interest payable	2,745		3,188			3,326
Other	30,875		29,043			24,486
Total current liabilities	272,822		236,187			177,979
Debt
Long-term debt	250,000		275,000			219,560
Other
Compensation and benefits	195,384		206,668			200,248
Other long-term liabilities	14,447		14,336			13,676
Total other liabilities	209,831		221,004			213,924
Redeemable equity	0		6,443			8,749	9,299
Commitments and contingent liabilities
Stockholders' equity
Preferred stock, $0.01 par value per share; 50,000 shares authorized, no shares issued and outstanding	0		0			0
Common stock, $0.01 par value per share; 300,000 shares authorized, 43,229, 29,700, and 29,700 shares issued and outstanding	432		297			297
Additional paid-in capital	494,908		256,927			482,894
Accumulated other comprehensive loss	(118,395)	(119,820)	(121,229)	(116,778)	(118,778)	(120,845)	(40,195)
Retained earnings (accumulated deficit)	85,017		(38,231)			(79,727)
Total stockholders' equity	461,962		97,764			282,619	409,093	359,285
Total liabilities and stockholders' equity	$ 1,194,615		$ 836,398			$ 902,831

Consolidated Balance Sheets Parenthetical (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet Parenthetical [Abstract]
Trade Receivables, allowances	$ 2,546	$ 2,696	$ 2,142
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized	50,000,000	50,000,000	50,000,000
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, outstanding	43,229,412	29,700,000	29,700,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash provided by (used for) operations
Net income	$ 91,248	$ 16,715	$ 41,496	$ (46,363)	$ (33,297)
Items in net income (loss) not using (providing) cash
Depreciation and amortization, including deferred financing costs and other	18,131	17,664	37,211	39,232	37,674
Stock-based compensation	1,073	0	0	0	1,625
Pension expense	5,434	6,394	12,653	11,368	7,449
Deferred income taxes	(66,314)	0
Other	(277)	(469)	(471)	2,220	(371)
Decrease (increase) in working capital, net of acquisitions
Receivables	(71,487)	(59,482)	(17,238)	(15,675)	(6,338)
Inventories	(42,544)	(35,154)	(41,828)	(20,899)	(28,428)
Prepaid expenses and other	(2,523)	(2,251)	(652)	(72)	(300)
Accounts payable and accrued liabilities	36,833	68,235	53,041	1,878	32,419
Pension contributions	(9,970)	(7,874)	(8,486)	(13,621)	(3,873)
Income taxes payable	(881)	(29)
Other	(4,546)	1,034	4,410	(1,049)	3,727
Net cash provided by (used for) operations	(45,823)	4,783	80,136	(42,981)	10,287
Cash provided by (used for) investment
Expenditures for property and equipment	(14,042)	(10,952)	(27,386)	(33,537)	(35,751)
Acquisitions of businesses and facilities	0	(2,355)	(2,355)	(5,782)	0
Proceeds from sales of assets	546	145	246	3,126	1,254
Other	10	(1)	61	(424)	(956)
Net cash provided by (used for) investment	(13,486)	(13,163)	(29,434)	(36,617)	(35,453)
Cash provided by (used for) financing
Net proceeds from issuance of common stock	262,599	0
Issuances of long-term debt	55,000	0	300,000	0	45,000
Payments of long-term debt	(80,000)	0	(244,560)	0	(128,451)
Financing costs	(321)	0	(5,822)	(2,548)	0
Other	191	0
Net cash provided by (used for) financing	237,469	0	(178,650)	(2,548)	2,666
Net increase (decrease) in cash and cash equivalents	178,160	(8,380)	(127,948)	(82,146)	(22,500)
Balance at beginning of the period	54,507	182,455	182,455	264,601	287,101
Balance at end of the period	$ 232,667	$ 174,075	$ 54,507	$ 182,455	$ 264,601

Nature of Operations and Consolidation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Nature of Operations and Consolidation [Abstract]
Nature of Operations and Consolidation
Nature of Operations and Consolidation

Nature of Operations

We are a building products company headquartered in Boise, Idaho. As used in this Form 10-Q, the terms "Boise Cascade," "we," and "our" refer to Boise Cascade, L.L.C., and its consolidated subsidiaries prior to our conversion to a Delaware corporation and to Boise Cascade Company and its consolidated subsidiaries on or after such conversion. On February 4, 2013, we converted to a Delaware corporation from a Delaware limited liability company by filing a certificate of conversion in Delaware. The common stock authorized and outstanding, par values, net income per share amounts, and other per-share disclosures for all periods presented have been adjusted to reflect the impact of this conversion. We are one of the largest producers of engineered wood products (EWP) and plywood in North America and a leading U.S. wholesale distributor of building products.

On February 11, 2013, we issued 13,529,412 shares of common stock in our initial public offering. Following our initial public offering, the common stock held by Boise Cascade Holdings, L.L.C. (BC Holdings) represented 68.7% of our outstanding common stock. Following the completion of a secondary offering by BC Holdings of 10,000,000 shares of our common stock and the repurchase of 3,864,062 shares of our common stock from BC Holdings subsequent to June 30, 2013, the common stock held by BC Holdings represents 40.2% of our outstanding common stock. See Note 13, Subsequent Events, for a discussion of the secondary offering and repurchase of common stock. BC Holdings is controlled by Forest Products Holdings, L.L.C. (FPH).

We operate our business using three reportable segments: (1) Wood Products, which manufactures and sells EWP, plywood, studs, particleboard, and ponderosa pine lumber, (2) Building Materials Distribution, which is a wholesale distributor of building materials, and (3) Corporate and Other, which includes corporate support staff services, related assets and liabilities, and foreign exchange gains and losses. For more information, see Note 11, Segment Information.

Consolidation

The accompanying quarterly consolidated financial statements have not been audited by an independent registered public accounting firm but, in the opinion of management, include all adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods presented. Except as disclosed within these condensed notes to unaudited quarterly consolidated financial statements, the adjustments made were of a normal, recurring nature. Certain information and footnote disclosures normally included in our annual consolidated financial statements have been condensed or omitted. The quarterly consolidated financial statements include the accounts of Boise Cascade and its subsidiaries after elimination of intercompany balances and transactions. Quarterly results are not necessarily indicative of results that may be expected for the full year. These condensed notes to unaudited quarterly consolidated financial statements should be read in conjunction with our 2012 Form 10-K and the other reports we file with the Securities and Exchange Commission (SEC).

Nature of Operations and Basis of Presentation

Nature of Operations

We are a building products company headquartered in Boise, Idaho. Our operations began on October 29, 2004 (inception), when we acquired the forest products and paper assets of OfficeMax (the Forest Products Acquisition). As used in these consolidated financial statements, the terms "Boise Cascade," "we," and "our" refer to Boise Cascade, L.L.C., and its consolidated subsidiaries prior to our conversion to a Delaware corporation and to Boise Cascade Company and its consolidated subsidiaries on or after such conversion, as discussed in Note 16, Subsequent Events. Prior to the initial public offering of shares of common stock of Boise Cascade Company, discussed in Note 13, Equity, Boise Cascade was 100% owned by Boise Cascade Holdings, L.L.C. (BC Holdings). We are a leading U.S. wholesale distributor of building products and one of the largest producers of engineered wood products (EWP) and plywood in North America.

We operate our business using three reportable segments: (1) Building Materials Distribution, which is a wholesale distributor of building materials, (2) Wood Products, which manufactures and sells EWP, plywood, studs, particleboard, and ponderosa pine lumber, and (3) Corporate and Other, which includes corporate support staff services, related assets and liabilities, and foreign exchange gains and losses. For more information, see Note 14, Segment Information.

The following sets forth our corporate structure and equity ownership at December 31, 2012 (prior to our initial public offering):
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Basis of Presentation and Comparability of Data

In connection with the sale of our Paper and Packaging & Newsprint assets in 2008, we received $1,277.2 million of cash consideration, a $41 million paid-in-kind promissory note receivable, and $285.2 million of net stock consideration. Immediately following the sale, we distributed the securities received in the transaction to BC Holdings, as the securities were not subject to the collateral liens of the bank credit facility of the company then in effect. However, the cash and securities received in the transaction were subject to the covenants of the company's subordinated note indenture in effect at the time of the distribution and the guaranty provided by BC Holdings. As a result of receiving stock in Boise Inc., BC Holdings had a significant indirect financial interest in the results of the sold businesses. The equity interest BC Holdings owned in Boise Inc. and the related-party transactions we had with Boise Inc. after the sale represented a significant continuing involvement. In 2008, BC Holdings sold the paid-in-kind promissory note receivable for $52.7 million after selling expenses and transferred the net proceeds to us. In 2009 and 2010, BC Holdings sold 18.8 million and 18.3 million shares of Boise Inc. and transferred the net proceeds of $83.2 million and $86.1 million to us. The cash received as a reinvestment in us by BC Holdings was reflected in our Consolidated Statements of Cash Flows. We used the cash received from BC Holdings in 2008, 2009, and 2010 to repay senior debt and for capital spending in accordance with the asset sale covenant of our subordinated note indenture. The 18.3 million shares sold in 2010 represented BC Holdings' remaining investment in Boise Inc. Because of the disposition, Boise Inc. is no longer a related party. The related-party activity with Boise Inc. included in the Consolidated Financial Statements includes only those sales and costs and expenses transacted prior to March 2010, when Boise Inc. was a related party. As a result, beginning in March 2010, transactions with Louisiana Timber Procurement Company, L.L.C. (LTP) (discussed in Note 4, Transactions With Related Parties) represent the only remaining significant related-party activity recorded in our consolidated financial statements.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Accounting Policies

The complete summary of significant accounting policies is included in Note 2, Summary of Significant Accounting Policies, of the Notes to Consolidated Financial Statements in "Item 8. Financial Statements and Supplementary Data" in our 2012 Form 10-K.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets; legal contingencies; guarantee obligations; indemnifications; assumptions used in retirement benefits; income taxes; and vendor and customer rebates, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in these estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

Vendor and Customer Rebates and Allowances

We receive rebates and allowances from our vendors under a number of different programs, including vendor marketing programs. At June 30, 2013, and December 31, 2012, we had $4.0 million and $4.1 million, respectively, of vendor rebates and allowances recorded in "Receivables, Other" on our Consolidated Balance Sheets. Rebates and allowances received from our vendors are recognized as a reduction of "Materials, labor, and other operating expenses (excluding depreciation)" when the product is sold, unless the rebates and allowances are linked to a specific incremental cost to sell a vendor's product. Amounts received from vendors that are linked to specific selling and distribution expenses are recognized as a reduction of "Selling and distribution expenses" in the period the expense is incurred.

We also provide rebates to our customers and our customers' customers based on the volume of their purchases. We provide the rebates to increase the sell-through of our products. The rebates are recorded as a decrease in "Sales." At June 30, 2013, and December 31, 2012, we had $21.2 million and $19.7 million, respectively, of rebates payable to our customers recorded in "Accrued liabilities, Other" on our Consolidated Balance Sheets.

Leases

We lease a portion of our distribution centers as well as other property and equipment under operating leases. For purposes of determining straight-line rent expense, the lease term is calculated from the date we first take possession of the facility, including any periods of free rent and any renewal option periods we are reasonably assured of exercising. Rental expense for operating leases was $3.7 million and $3.6 million for the three months ended June 30, 2013 and 2012, respectively, and $7.3 million and $7.2 million for the six months ended June 30, 2013 and 2012, respectively. Sublease rental income was not material in any of the periods presented.

Inventories

Inventories included the following (work in process was not material):

	June 30, 2013	December 31, 2012
	(thousands)
Finished goods and work in process	$316,605	$267,115
Logs	29,517	37,273
Other raw materials and supplies	22,228	21,418
	$368,350	$325,806

Property and Equipment

Property and equipment consisted of the following asset classes:

	June 30, 2013	December 31, 2012
	(thousands)
Land	$34,992	$35,662
Buildings	88,818	88,129
Improvements	34,731	34,526
Office equipment and vehicles	85,954	80,857
Machinery and equipment	271,166	264,084
Construction in progress	9,928	11,176
	525,589	514,434
Less accumulated depreciation	(264,280)	(248,510)
	$261,309	$265,924

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy under U.S. generally accepted accounting principles (GAAP) gives the highest priority to quoted market prices (Level 1) and the lowest priority to unobservable inputs (Level 3). In general, and where applicable, we use quoted prices in active markets for identical assets or liabilities to determine fair value (Level 1). If quoted prices in active markets for identical assets or liabilities are not available to determine fair value, we use quoted prices for similar assets and liabilities or inputs that are observable either directly or indirectly (Level 2). If quoted prices for identical or similar assets are not available or are unobservable, we may use internally developed valuation models, whose inputs include bid prices, and third-party valuations utilizing underlying asset assumptions (Level 3).

Financial Instruments

Our financial instruments are cash and cash equivalents, accounts receivable, accounts payable, and long-term debt. Our cash is recorded at cost, which approximates fair value, and our cash equivalents are money market funds measured at fair value. As of June 30, 2013, and December 31, 2012, we held $176.8 million and $10.6 million, respectively, in money market funds that are measured at fair value on a recurring basis using Level 1 inputs. The recorded values of accounts receivable and accounts payable approximate fair values based on their short-term nature. At June 30, 2013, the book value of our fixed-rate debt was $250.0 million, and the fair value was estimated to be $253.8 million. The difference between the book value and the fair value is derived from the difference between the period-end market interest rate and the stated rate of our fixed-rate, long-term debt. We estimated the fair value based on quoted market prices for our debt (Level 1 measurement).

Concentration of Credit Risk

We are exposed to credit risk related to customer accounts receivable. In order to manage credit risk, we consider customer concentrations and current economic trends and monitor the creditworthiness of significant customers based on ongoing credit evaluations. At June 30, 2013, and December 31, 2012, the receivables from a single customer accounted for approximately 16% and 14%, respectively, of total receivables. No other customer accounted for 10% or more of total receivables.

New and Recently Adopted Accounting Standards

In July 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (Topic 740). This ASU requires that liabilities related to unrecognized tax benefits offset deferred tax assets for net operating loss carry forwards, a similar tax loss or a tax credit carry forward (Carryforward), if such settlement is required or expected in the event the uncertain tax position is disallowed. In situations in which a Carryforward cannot be used or the deferred tax asset is not intended to be used for such purpose, the unrecognized tax benefit should be recorded as a liability and should not offset deferred tax assets.  The guidance is effective for annual and interim reporting periods beginning after December 15, 2013. We are currently evaluating the effect, if any, the adoption of this standard will have on our financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires entities to disclose additional information about changes in and significant items reclassified out of accumulated other comprehensive income. We adopted the provisions of this guidance January 1, 2013, and it had no effect on our financial position and results of operations. For additional information, see Note 8, Stockholders' Equity.

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, which gives entities the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. We adopted the provisions of this guidance January 1, 2013, and it had no effect on our financial position and results of operations.

There were no other accounting standards recently issued that had or are expected to have a material impact on our consolidated financial statements and associated disclosures.

Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of Boise Cascade and its subsidiaries. Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets; legal contingencies; guarantee obligations; indemnifications; assumptions used in retirement benefits; and vendor and customer rebates, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in these estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

Revenue Recognition

We recognize revenue when the following criteria are met: persuasive evidence of an agreement exists, delivery has occurred or services have been rendered, our price to the buyer is fixed or determinable, and collectibility is reasonably assured. Delivery is not considered to have occurred until the customer takes title and assumes the risks and rewards of ownership. The timing of revenue recognition is dependent on shipping terms. Revenue is recorded at the time of shipment for terms designated free on board (fob) shipping point. For sales transactions designated fob destination, revenue is recorded when the product is delivered to the customer's delivery site. Fees for shipping and handling charged to customers for sales transactions are included in "Sales." For our Wood Products segment, costs related to shipping and handling are included in "Materials, labor, and other operating expenses (excluding depreciation)." In our Wood Products segment, we view our shipping and handling costs as a cost of the manufacturing process and the movement of product to our end customers.
For our Building Materials Distribution segment, costs related to shipping and handling of $89.3 million, $79.9 million, and $77.9 million are included primarily in "Selling and distribution expenses" for the years ended December 31, 2012, 2011, and 2010, respectively. In our Building Materials Distribution segment, our activities relate to the purchase and resale of finished product, and excluding shipping and handling costs from “Materials, labor, and other operating expenses (excluding depreciation)” provides us a clearer view of our operating performance and the effectiveness of our sales and purchasing functions. We present sales taxes collected from customers and remitted to governmental authorities on a net basis in our Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash equivalents consist of short-term investments that have a maturity of three months or less at the date of purchase. At December 31, 2012 and 2011, the majority of our cash and cash equivalents were invested in money market funds that are broadly diversified and invest in high-quality, short-duration securities, including commercial paper, certificates of deposit, U.S. government agency securities, and similar instruments. We have significant amounts of cash and cash equivalents that are in excess of federally insured limits. Though we have not experienced any losses on our cash and cash equivalents to date and we do not anticipate incurring any losses, we cannot be assured that we will not experience losses on our cash and cash equivalents.

Trade Accounts Receivables and Allowance for Doubtful Accounts

Trade accounts receivable are stated at the amount we expect to collect. Trade accounts receivable do not bear interest. We make ongoing estimates relating to the collectibility of our accounts receivable and maintain a reserve for estimated losses resulting from the inability of our customers to meet their financial obligations to us. At December 31, 2012 and 2011, we had $2.7 million and $2.1 million, respectively, recorded as allowances for doubtful accounts. In determining the amount of the reserve, we consider our historical level of credit losses, customer concentrations, current economic trends, and changes in customer creditworthiness. Our sales are principally to customers in the building products industry located in the United States and Canada. A significant portion of our sales are concentrated with a relatively small number of customers. In 2012, our top ten customers represented approximately 29% of sales. In order to manage credit risk, we consider customer concentrations and current economic trends and monitor the creditworthiness of significant customers based on ongoing credit evaluations. At both December 31, 2012 and 2011, receivables from a single customer accounted for approximately 14% of total receivables. No other customer accounted for 10% or more of total receivables. Adjustments to the valuation allowance are charged to income. Trade accounts receivable balances that remain outstanding after we have used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable.

The low level of new residential construction in the U.S. and more restrictive lending standards have affected the ability of our customers and our customers' customers to fund their operations, which makes it difficult for us to estimate future credit losses. Although we have not experienced material credit losses in recent years, our actual future losses from uncollectible accounts may differ materially from our current estimates. As additional information becomes known, we may change our estimates. In the event we determine that a change in the reserve is appropriate, we will record a charge to "Selling and distribution expenses" in our Consolidated Statements of Operations in the period we make such a determination.

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy under U.S. generally accepted accounting principles (GAAP) gives the highest priority to quoted market prices (Level 1) and the lowest priority to unobservable inputs (Level 3). In general, and where applicable, we use quoted prices in active markets for identical assets or liabilities to determine fair value (Level 1). If quoted prices in active markets for identical assets or liabilities are not available to determine fair value, we use quoted prices for similar assets and liabilities or inputs that are observable either directly or indirectly (Level 2). If quoted prices for identical or similar assets are not available or are unobservable, we may use internally developed valuation models, whose inputs include bid prices, and third-party valuations utilizing underlying asset assumptions (Level 3). See Note 11, Retirement and Benefit Plans, for the fair value measurements of our defined benefit plans' assets.

Financial Instruments

Our financial instruments are cash and cash equivalents, accounts receivable, accounts payable, and long-term debt. Our cash is recorded at cost, which approximates fair value, and our cash equivalents are money market funds measured at fair value. As of December 31, 2012 and 2011, we held $10.6 million and $164.6 million, respectively, in money market funds that are measured at fair value on a recurring basis using Level 1 inputs. The recorded values of accounts receivable and accounts payable approximate fair values based on their short-term nature. At December 31, 2012, the book value of our fixed-rate debt was $250.0 million, and the fair value was estimated to be $251.6 million. The difference between the book value and the fair value is derived from the difference between the period-end market interest rate and the stated rate of our fixed-rate, long-term debt. We estimated the fair value based on quoted market prices for similar traded debt (Level 2 measurement). The interest rate on our revolving credit facility is based on market conditions such as the London Interbank Offered Rate (LIBOR) or a base rate. Because the interest rate on the revolving credit facility is based on current market conditions, we believe that the estimated fair value of the outstanding balance on our revolving credit facility approximates book value.

We are exposed to financial risks such as changes in interest rates, foreign currency exchange rates, and commodity price risk. We employ a variety of practices to manage these risks, including operating and financing activities and, where deemed appropriate, the use of derivative instruments. During the years ended December 31, 2012 and 2011, we had no derivative instruments.

Vendor and Customer Rebates and Allowances

We receive rebates and allowances from our vendors under a number of different programs, including vendor marketing programs. At December 31, 2012 and 2011, we had $4.1 million and $2.8 million, respectively, of vendor rebates and allowances recorded in "Receivables, Other" on the Consolidated Balance Sheets. Rebates and allowances received from our vendors are recognized as a reduction of "Materials, labor, and other operating expenses (excluding depreciation)" when the product is sold, unless the rebates and allowances are linked to a specific incremental cost to sell a vendor's product. Amounts received from vendors that are linked to specific selling and distribution expenses are recognized as a reduction of "Selling and distribution expenses" in the period the expense is incurred.

We also provide rebates to our customers and our customers' customers based on the volume of their purchases. We provide the rebates to increase the sell-through of our products. The rebates are recorded as a decrease in "Sales, Trade." At December 31, 2012 and 2011, we had $19.7 million and $15.6 million, respectively, of rebates payable to our customers recorded in "Accrued liabilities, Other" on our Consolidated Balance Sheets.

Foreign Currency
The functional currency for our operations outside the United States is the U.S. dollar. Nonmonetary assets and liabilities and related depreciation and amortization for these foreign operations are remeasured into U.S. dollars using historical exchange rates. Monetary assets and liabilities are remeasured into U.S. dollars using the exchange rates as of the Consolidated Balance Sheet date. Revenue and expense items are remeasured into U.S. dollars using an average exchange rate prevailing during the year.
Leases
We assess lease classification as either capital or operating at lease inception or upon modification. We lease a portion of our distribution centers as well as other property and equipment under operating leases. Substantially all lease agreements have fixed payment terms based on the passage of time. Some lease agreements provide us with the option to purchase the leased property. Additionally, some agreements contain renewal options generally ranging from two to five years, with fixed payment terms similar to those in the original lease agreements. For purposes of determining straight-line rent expense, the lease term is calculated from the date we first take possession of the facility, including any periods of free rent and any renewal option periods we are reasonably assured of exercising.
Inventory Valuation

Inventories are valued at the lower of cost or market. Cost is based on the first-in, first-out (FIFO) method of inventory valuation or average cost, which approximates the FIFO method. Manufactured inventories include costs for materials, labor, and factory overhead. Log inventories include costs to harvest and deliver the timber.

Inventories include the following (work in process is not material):

	December 31, 2012	December 31, 2011
	(thousands)
Finished goods and work in process	$267,115	$223,605
Logs	37,273	41,243
Other raw materials and supplies	21,418	19,130
	$325,806	$283,978

Property and Equipment

Property and equipment are recorded at cost. Cost includes expenditures for major improvements and replacements and the amount of interest cost associated with significant capital additions. For the years ended December 31, 2012, 2011, and 2010, we did not capitalize any interest. We expense all repair and maintenance costs as incurred. When property and equipment are retired, sold, or otherwise disposed of, the asset's carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included in income (loss). We use the straight-line method of depreciation.

Property and equipment consisted of the following asset classes with the following general range of estimated useful lives:

	December 31, 2012	December 31, 2011	General Range of Estimated Useful Lives in Years
	(thousands)
Land	$35,662	$35,469
Buildings	88,129	84,510	20	-	40
Improvements	34,526	32,645	10	-	15
Office equipment and vehicles	80,857	74,349	3	-	7
Machinery and equipment	264,084	253,933	7	-	12
Construction in progress	11,176	5,812
	514,434	486,718
Less accumulated depreciation	(248,510)	(220,262)
	$265,924	$266,456

Long-Lived Asset Impairment

We review long-lived assets for impairment when events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. An impairment of long-lived assets exists when the carrying value is not recoverable through future undiscounted cash flows from operations and when the carrying value of an asset or asset group exceeds its fair value.

During fiscal 2011, long-lived assets with a net carrying amount of $2.5 million were written down to their fair value of $0.5 million, resulting in an impairment charge of $2.0 million. These impairment charges were measured at fair value using Level 3 inputs, including discounted cash flows and appraisals.
Goodwill and Intangible Assets

We maintain two reporting units for purposes of our goodwill impairment testing, Building Materials Distribution and Wood Products, which are the same as our operating segments discussed in Note 14, Segment Information. We test goodwill in each of our reporting units and intangible assets with indefinite lives for impairment annually in the fourth quarter or sooner if events or changes in circumstances indicate that the carrying value of the asset may exceed fair value.

We completed our annual assessment of goodwill in fourth quarter 2012 using a qualitative approach. The qualitative goodwill impairment assessment requires evaluating factors, based on the weight of evidence, to determine whether a reporting unit's carrying value would more likely than not exceed its fair value. As part of our goodwill qualitative testing process for each reporting unit, we evaluate various factors that are specific to the reporting unit as well as industry and macroeconomic factors in order to determine whether it is reasonably likely to have a material impact on the fair value of our reporting units. Examples of the factors that were considered include the results of the most recent quantitative impairment test, current and long-term forecasted financial results, changes in the discount rate between current and prior years, and operating strategy for each reporting unit. Based on the qualitative analysis performed in 2012, we concluded that there were no changes that were reasonably likely to cause the fair value of the reporting units to be less than the reporting units' carrying value and determined that there was no impairment of our goodwill. In the event we were to determine that a reporting unit's carrying value would more likely than not exceed its fair value, quantitative testing would be performed comparing carrying values to estimated fair values.

For our intangible asset impairment testing, we use a discounted cash flow approach, based on a relief from royalty method (Level 3 measurement). This method assumes that, through ownership of trademarks and trade names, we avoid royalty expenses associated with licensing, resulting in cost savings. An estimated royalty rate, determined as a percentage of the related net sales, is used to estimate the value of the intangible assets. Based on the impairment tests of our intangible assets with indefinite lives, we determined that the fair value of our intangible assets exceeds their carrying value.

See Note 8, Goodwill and Intangible Assets, for additional information.

Asset Retirement Obligations

We recognize our asset retirement obligations in the period in which they are incurred if sufficient information is available to reasonably estimate the fair value of the obligation. Fair value estimates are determined using Level 3 inputs in the fair value hierarchy. The fair values of our asset retirement obligations are measured using expected future cash outflows discounted using the company's credit-adjusted risk-free interest rate. When we record the liability, we capitalize the cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its settlement value, and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the liability, we will recognize a gain or loss for any difference between the settlement amount and the liability recorded.

At December 31, 2012 and 2011, we had $0.3 million and $0.2 million, respectively, of asset retirement obligations recorded in "Other, Other long-term liabilities" on our Consolidated Balance Sheets. At December 31, 2012, these liabilities related primarily to landfill closure costs. The liabilities are based on the best estimate of current costs and are updated periodically to reflect current technology, laws and regulations, inflation, and other economic factors. We do not have any assets legally restricted for purposes of settling asset retirement obligations.

We have additional asset retirement obligations with indeterminate settlement dates. The fair value of these asset retirement obligations cannot be estimated due to the lack of sufficient information to estimate the settlement dates of the obligations. These asset retirement obligations include, for example, (i) removal and disposal of potentially hazardous materials on equipment and/or an operating facility if the equipment and/or facility were to undergo major maintenance, renovation, or demolition; (ii) retention ponds that may be required to be drained and/or cleaned if the related operating facility is closed; and (iii) storage sites or owned facilities for which removal and/or disposal of chemicals and other related materials are required if the operating facility is closed. We will recognize a liability in the period in which sufficient information becomes available to reasonably estimate the fair value of these obligations.

Pension and Other Postretirement Benefits

Several estimates and assumptions are required to record pension costs and liabilities, including discount rates, expected return on plan assets, expected rate of compensation increases, retirement and mortality rates, expected contributions, and other factors. We review and update these assumptions annually unless a plan curtailment or other event occurs requiring that we update the estimates on an interim basis. See Note 11, Retirement and Benefit Plans, for additional information related to our pension and other postretirement benefit plans. While we believe that the assumptions used to measure our pension and other postretirement obligations are reasonable, differences in actual experience or changes in assumptions may materially affect our pension and other postretirement obligations and future expense.

Deferred Software Costs

We defer internal-use software costs that benefit future years. These costs are amortized using the straight-line method over the expected life of the software, typically three to five years. "Other assets" in the Consolidated Balance Sheets includes $3.7 million and $4.6 million of deferred software costs at December 31, 2012 and 2011, respectively. For the years ended December 31, 2012, 2011, and 2010, amortization of deferred software costs was $1.2 million, $1.0 million, and $0.8 million, respectively.

Labor Concentration and Unions

As of December 31, 2012, we had approximately 4,560 employees. Approximately 30% of these employees work pursuant to collective bargaining agreements. As of December 31, 2012, we had ten collective bargaining agreements. Two agreements, covering 356 employees at our facility in Florien, Louisiana, and 273 employees at our facility in Oakdale, Louisiana, are set to expire on July 15, 2013. We expect these two agreements to be bargained together.

Self-Insurance

We are self-insured for certain losses related to workers' compensation and medical claims as well as general and auto liability. The expected ultimate costs for claims incurred are recognized as liabilities in the Consolidated Balance Sheets and are estimated based principally on an analysis of historical claims data and estimates of claims incurred but not reported. Losses are accrued and charged to operations when it is probable that a loss has been incurred and the amount can be reasonably estimated. We maintain third-party stop-loss insurance policies to cover these liability costs in excess of predetermined retained amounts. Costs related to the administration of the plans and related claims are expensed as incurred. At December 31, 2012 and 2011, self-insurance related liabilities of $7.2 million and $7.6 million were classified within "Accrued liabilities," and $10.0 million and $9.7 million were classified within "Other long-term liabilities" on our Consolidated Balance Sheets, respectively.

New and Recently Adopted Accounting Standards

In February 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires entities to disclose additional information about changes in and significant items reclassified out of accumulated other comprehensive income. The guidance is effective for annual and interim reporting periods beginning after December 15, 2012. We do not believe the adoption of this update will have a material effect on our consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite - Lived Intangible Assets for Impairment, which gives entities the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite‑lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite‑lived intangible asset is impaired, the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite‑lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. The amended guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We do not believe the adoption of this guidance will have a material impact on our consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which gives entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of a reporting unit in step 1 of the goodwill impairment test. If entities determine, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. Otherwise, further testing would not be needed. We adopted the provisions of this guidance January 1, 2012, and it had no effect on our financial position and results of operations. For additional information, see the Goodwill and Intangible Assets section of Note 2 above.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of equity, among other amendments. Instead, the company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. We adopted this guidance retrospectively as of January 1, 2012, by adding the Consolidated Statements of Comprehensive Income (Loss) to our consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). This ASU was issued to provide largely identical guidance about fair value measurement and disclosure requirements for entities that disclose the fair value of an asset, a liability, or an instrument classified in shareholders' equity in their consolidated financial statements as that provided in the International Accounting Standards Board's new IFRS 13, Fair Value Measurement. This ASU does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it already is required or permitted under GAAP. We adopted the provisions of ASU 2011-04 on January 1, 2012. The adoption of this guidance did not have a material effect on our financial statement disclosures.

There were no other accounting standards recently issued that had or are expected to have a material impact on our consolidated financial statements and associated disclosures.

Reclassifications

Certain amounts in prior years' consolidated financial statements have been reclassified to conform with the current year's presentation, none of which were considered material.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income Tax Provision

On February 4, 2013, we converted from a limited liability company to a corporation. In addition, we elected to be treated as a corporation for federal and state income tax purposes effective as of January 1, 2013. Therefore, we are subject to federal and state income tax expense beginning January 1, 2013. As a limited liability company, we were treated as a disregarded entity for federal income tax purposes and, as such, were included in the income tax return for BC Holdings. Our income tax provision generally consisted of income taxes payable to state jurisdictions that did not allow for the income tax liability to be passed through to our former sole member as well as income taxes payable by our separate subsidiaries that are taxed as corporations. As a limited liability company, we had an effective tax rate of less than 1%. For both the three months and six months ended June 30, 2012, income tax expense was $0.1 million.

The conversion from a limited liability company to a corporation, for tax purposes, was deemed a nontaxable transfer of Boise Cascade, L.L.C., assets and liabilities to Boise Cascade Company. As a result of our conversion to a corporation, we recorded total deferred tax assets of $101.9 million and total deferred tax liabilities of $33.2 million on our Consolidated Balance Sheet, the effect of which was recorded as an income tax benefit in our Consolidated Statement of Operations. These deferred tax items largely consisted of a $69.8 million deferred tax asset related to the pension liability, a $27.4 million deferred tax liability related to property and equipment, and $18.0 million of deferred tax assets related to other employee benefits. No valuation allowance was recorded on our domestic deferred tax assets, except for capital loss carryforwards of $6.1 million, as it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets.

As a corporation, we are subject to typical corporate U.S. federal, state, and foreign income tax rates. Boise Cascade Company will file tax returns as a corporation for the year ending December 31, 2013. For the three months and six months ended June 30, 2013, excluding the discrete establishment of net deferred tax assets, we recorded $6.8 million and $14.4 million, respectively, of income tax expense and had an effective rate of 39.5% and 38.9%, respectively. During the three months and six months ended June 30, 2013, the primary reason for the difference from the federal statutory income tax rate of 35% and the effective tax rate, excluding the deferred discrete item, was the effect of state taxes.

During the six months ended June 30, 2013 and 2012, cash paid for taxes, net of refunds received, was $12.7 million and $0.2 million, respectively.

A reconciliation of the statutory U.S. federal tax provision and the reported tax provision is as follows (dollars in thousands):

Six Months Ended June 30, 2013

Income before income taxes	$36,938
Statutory U.S. income tax rate	35.0%

Statutory tax provision	$12,928
State taxes	1,231
Other	197
Total	$14,356

Effective income tax rate excluding discrete item	38.9%

Recognition of beginning deferred tax balances	$(68,666)

Income tax benefit with discrete item	$(54,310)

Effective income tax rate with discrete item	(147.0)%

The income tax provision (benefit) shown in the Consolidated Statements of Operations includes the following (dollars in thousands):

Six Months Ended June 30, 2013

Current income tax provision (benefit)
Federal	$10,208
State	1,796
Foreign	—
Total current	$12,004

Deferred income tax provision (benefit)
Federal	$(60,745)
State	(5,569)
Foreign	—
Total deferred	$(66,314)
Income tax provision (benefit)	$(54,310)

Income Tax Uncertainties

Boise Cascade, or one of its subsidiaries, files federal income tax returns in the U.S. and Canada and various state income tax returns. The significant state jurisdictions are California, Idaho, Oregon, and Texas.

We recognize tax liabilities and adjust these liabilities when our judgment changes as a result of the evaluation of new information not previously available or as new uncertainties occur. As of June 30, 2013, we had an insignificant amount of unrecognized tax benefits recorded on our Consolidated Balance Sheets, and we do not expect a significant change to the amount of unrecognized tax benefits over the next 12 months. We had no unrecognized tax benefits recorded as of December 31, 2012.

We recognize interest and penalties related to uncertain tax positions as income tax expense in our Consolidated Statements of Operations. During each of the three months and six months ended June 30, 2013 and 2012, we recognized an insignificant amount of interest and penalties related to taxes.

Income Taxes

Income Tax Provision

On February 4, 2013, we converted from a limited liability company to a corporation. In addition, we filed an entity classification election with the Internal Revenue Service to elect to be treated as a corporation for federal and state income tax purposes effective as of January 1, 2013. As a result of our conversion to a corporation, we expect to record deferred tax assets, net of deferred tax liabilities, on our consolidated balance sheet, the effect of which will be recorded as an income tax benefit in the Consolidated Statement of Operations. As a limited liability company, we were not subject to entity-level federal or state income taxation. Our income tax provision generally consisted of income taxes payable to state jurisdictions that do not allow for the income tax liability to be passed through to our equityholder as well as income taxes payable by our separate subsidiaries that are taxed as corporations. As a limited liability company, we had an effective tax rate of less than 1%. For the years ended December 31, 2012, 2011, and 2010, income tax expense was $0.3 million, $0.2 million, and $0.3 million, respectively. As a corporation, we are subject to typical corporate U.S. federal and state income tax rates, which we expect to result in a statutory tax rate of approximately 38% under current tax law.

At December 31, 2012 and 2011, our tax basis was $182.3 million and $167.5 million, respectively, higher than the reported amount of net assets recorded on our Consolidated Balance Sheets. In 2012 and 2011, the difference related primarily to changes in pension obligations.

Boise Cascade Wood Products Holdings Corp., a wholly owned, fully consolidated operating entity, has an investment in foreign subsidiaries. At December 31, 2012 and 2011, the foreign subsidiaries had $15.4 million and $13.6 million, respectively, of deferred tax assets. The deferred tax assets resulted primarily from net operating losses and were fully offset by a valuation allowance. In addition, at both December 31, 2012 and 2011, Boise Cascade Wood Products Holdings Corp. had $16.0 million of capital loss carryforward from the sale of our subsidiaries in Brazil and the United Kingdom. The capital loss carryforward was fully offset by a valuation allowance, because it is more likely than not that we will not be able to utilize the capital loss carryforward before it expires in 2013.

In 2012, 2011, and 2010, we paid $0.2 million, $0.3 million, and $0.2 million, respectively, of income taxes, net of other refunds received.

Income Tax Uncertainties

Boise Cascade, or one of its subsidiaries, files federal income tax returns in the U.S. and Canada and various state and foreign income tax returns in the major state jurisdictions of Alabama, California, Idaho, Oregon, Texas, and Washington.

We recognize tax liabilities and adjust these liabilities when our judgment changes as a result of the evaluation of new information not previously available or as new uncertainties occur. As of December 31, 2012 and 2011, we have no unrecognized tax benefits recorded on our Consolidated Balance Sheets, and we do not expect a significant change to the amount of unrecognized tax benefits over the next 12 months.

For the years ended December 31, 2012, 2011, and 2010, we recognized an insignificant amount of interest and penalties related to taxes.

Net Income Per Common Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Net Income Per Common Share
Net Income Per Common Share

Basic net income per common share is computed by dividing net income by the weighted average number of common shares outstanding during the period. For more information about common share activity during the period, see Note 8, Stockholders' Equity. Diluted net income per common share is computed by dividing net income by the combination of other potentially dilutive weighted average common shares and the weighted average number of common shares outstanding during the period. Other potentially dilutive weighted average common shares include the dilutive effect of stock options, restricted stock units (RSUs), and performance stock units (PSUs) for each period using the treasury stock method. Under the treasury stock method, the exercise price of a share, the amount of compensation expense, if any, for future service that has not yet been recognized, and the amount of tax benefits that would be recorded in additional paid-in-capital, if any, when the share is exercised are assumed to be used to repurchase shares in the current period.

The following table sets forth the computation of basic and diluted net income per common share:

	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(thousands, except per-share data)
Net income	$10,412	$15,047	$91,248	$16,715
Weighted average common shares outstanding during the period (for basic calculation)	43,229	29,700	40,415	29,700
Dilutive effect of other potential common shares	4	—	2	—
Weighted average common shares and potential common shares (for diluted calculation)	43,233	29,700	40,417	29,700

Net income per common share - Basic	$0.24	$0.51	$2.26	$0.56
Net income per common share - Diluted	$0.24	$0.51	$2.26	$0.56

The computation of the dilutive effect of other potential common shares excludes options representing 0.2 million shares and no shares of common stock, respectively, in the three months ended June 30, 2013 and 2012, and 0.1 million shares and no shares of common stock, respectively, in the six months ended June 30, 2013 and 2012. Under the treasury stock method, the inclusion of these stock awards would have been antidilutive.

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt

Debt

        Long-term debt consisted of the following:

	June 30, 2013	December 31, 2012
	(thousands)
Asset-based revolving credit facility	$—	$25,000
6.375% senior notes	250,000	250,000

Long-term debt	$250,000	$275,000

Asset-Based Revolving Credit Facility

        Boise Cascade and its principal operating subsidiaries, Boise Cascade Wood Products, L.L.C., and Boise Cascade Building Materials Distribution, L.L.C., are borrowers, and Boise Cascade Wood Products Holdings Corp. is guarantor under a $300 million senior secured asset-based revolving credit facility (Revolving Credit Facility). Borrowings under the Revolving Credit Facility are constrained by a borrowing base formula dependent upon levels of eligible receivables and inventory reduced by outstanding borrowings and letters of credit (Availability). On May 15, 2013, we entered into a third amendment to the credit agreement governing the Revolving Credit Facility, which reduced unused commitment fee rates as described below. We entered into a fourth amendment to our Revolving Credit Facility on July 19, 2013 to permit the consummation of the repurchase of $100.0 million of our common stock from BC Holdings (the "Repurchase"), as described in Note 13, Subsequent Events.

        The Revolving Credit Facility has a maturity date of July 13, 2016, and is secured by a first-priority security interest in substantially all of our assets, except for property and equipment. The proceeds of borrowings under the agreement are available for working capital and other general corporate purposes.

        Interest rates under the Revolving Credit Facility are based, at the company's election, on either the London Interbank Offered Rate (LIBOR) or a base rate, as defined in the agreement, plus a spread over the index elected that ranges from 1.75% to 2.25% for loans based on LIBOR and from 0.75% to 1.25% for loans based on the base rate. The spread is determined on the basis of a pricing grid that results in a higher spread as average quarterly Availability declines. Letters of credit are subject to a fronting fee payable to the issuing bank and a fee payable to the lenders equal to the LIBOR margin rate. In addition, effective with the third amendment to the credit agreement, we are required to pay an unused commitment fee at a rate ranging from 0.25% to 0.375% per annum (based on facility utilization) of the average unused portion of the lending commitments.

        The Revolving Credit Facility contains customary nonfinancial covenants, including a negative pledge covenant and restrictions on new indebtedness, investments, distributions to equity holders, asset sales, and affiliate transactions, the scope of which are dependent on the Availability existing from time to time. The Revolving Credit Facility also contains a requirement that we meet a 1:1 fixed-charge coverage ratio (FCCR) if Availability falls below the greater of $31.25 million or 12.5% of the aggregate lending commitments. Availability exceeded the minimum threshold amounts required for testing of the FCCR at all times since entering into the Revolving Credit Facility, and Availability at June 30, 2013, was $290.7 million. At June 30, 2013, our aggregate liquidity from cash and cash equivalents and unused borrowing capacity (net of the Availability threshold amount for testing of the FCCR, as applicable) under the Revolving Credit Facility totaled $523.4 million.

        The Revolving Credit Facility generally permits dividends only if certain conditions are met, including complying with minimum Availability requirements and having a fixed charge coverage ratio of 1:1 on a pro forma basis. Notwithstanding the foregoing, the fourth amendment to the credit agreement permits consummation of the Repurchase in an amount not to exceed $100.0 million.

        At June 30, 2013, and December 31, 2012, we had no borrowings and $25.0 million outstanding, respectively, under the Revolving Credit Facility and $9.3 million and $10.0 million, respectively, of letters of credit outstanding. These letters of credit and borrowings reduced our borrowing capacity under the Revolving Credit Facility by an equivalent amount. The maximum borrowings under the Revolving Credit Facility were $75.0 million during the six months ended June 30, 2013.

Senior Notes

        On October 22, 2012, Boise Cascade and its wholly owned subsidiary, Boise Cascade Finance Corporation (Boise Finance and together with Boise Cascade, the Co-issuers), issued $250 million of 6.375% senior notes due November 1, 2020 (Senior Notes) through a private placement that was exempt from the registration requirements of the Securities Act of 1933, as amended (Securities Act). Interest on our Senior Notes is payable semiannually in arrears on May 1 and November 1, commencing on May 1, 2013. On March 28, 2013, Boise Finance was merged with and into Boise Cascade, with Boise Cascade as the surviving entity and sole issuer of the Senior Notes. The Senior Notes are guaranteed by each of our existing and future direct or indirect domestic subsidiaries that is a guarantor or co-borrower under our Revolving Credit Facility.

        On May 8, 2013, we completed an offer to exchange any and all of our outstanding Senior Notes for a like principal amount of new 6.375% Senior Notes due 2020, which have been registered under the Securities Act of 1933, as amended. $250 million in aggregate principal amount (or 100%) of the outstanding Senior Notes were tendered upon closing of the exchange offer for an equivalent amount of registered Senior Notes.

Cash Paid for Interest

        For the six months ended June 30, 2013 and 2012, cash payments for interest were $9.2 million and $8.4 million, respectively.

Debt

Long-term debt consisted of the following:

	December 31, 2012	December 31, 2011
	(thousands)
Asset-based revolving credit facility	$25,000	$—
6.375% senior notes	250,000	—
7.125% senior subordinated notes	—	219,560
Long-term debt	$275,000	$219,560

Asset-Based Revolving Credit Facility

On July 13, 2011, Boise Cascade and its principal operating subsidiaries, Boise Cascade Wood Products, L.L.C., and Boise Cascade Building Materials Distribution, L.L.C., as borrowers, and Boise Cascade Wood Products Holdings Corp., as guarantor, entered into a $250 million senior secured asset-based revolving credit facility (Revolving Credit Facility) with Wells Fargo Capital Finance, L.L.C., as agent, and the banks named therein as lenders. Borrowings under the Revolving Credit Facility are constrained by a borrowing base formula dependent upon levels of eligible receivables and inventory reduced by outstanding borrowings and letters of credit (Availability). On September 7, 2012, we entered into a First Amendment to Credit Agreement, which increased the aggregate lending commitments under the Revolving Credit Facility to $300 million. Other key terms of the Credit Agreement were unchanged by the Amendment. On December 20, 2012, we entered into a Limited Consent and Amendment to Loan Documents with the lenders under our revolving credit facility. The consent and amendment provided consent to, among other things, the distributions of $225.0 million in aggregate to BC Holdings made in late December 2012 and our conversion to a corporation effected on February 4, 2013.

The Revolving Credit Facility has a maturity date of July 13, 2016, and is secured by a first-priority security interest in substantially all of our assets, except for property and equipment. The proceeds of borrowings under the agreement are available for working capital and other general corporate purposes.

Interest rates under the Revolving Credit Facility are based, at the company's election, on either the London Interbank Offered Rate (LIBOR) or a base rate, as defined in the agreement, plus a spread over the index elected that ranges from 1.75% to 2.25% for loans based on LIBOR and from 0.75% to 1.25% for loans based on the base rate. The spread is determined on the basis of a pricing grid that results in a higher spread as average quarterly Availability declines. Letters of credit are subject to a fronting fee payable to the issuing bank and a fee payable to the lenders equal to the LIBOR margin rate. In addition, we are required to pay an unused commitment fee at a rate ranging from 0.375% to 0.50% per annum (based on facility utilization) of the average unused portion of the lending commitments.

The Revolving Credit Facility contains customary nonfinancial covenants, including a negative pledge covenant and restrictions on new indebtedness, investments, distributions to equityholders, asset sales, and affiliate transactions, the scope of which are dependent on the Availability existing from time to time. The Revolving Credit Facility also contains a requirement that we meet a 1:1 fixed-charge coverage ratio (FCCR) if Availability falls below the greater of $31.25 million or 12.5% of the aggregate lending commitments. Availability exceeded the minimum threshold amounts required for testing of the FCCR at all times since entering into the Revolving Credit Facility, and Availability at December 31, 2012, was $195.6 million.

The Revolving Credit Facility generally permits dividends only if certain conditions are met, including complying with the minimum Availability requirements and having a fixed-charge coverage ratio of 1:1 on a pro forma basis.

At December 31, 2011, we had no borrowings outstanding under the Revolving Credit Facility. On October 12, 2012, we borrowed $50.0 million under the Revolving Credit Facility to partially fund the redemption of $75.0 million of our senior subordinated notes, as discussed further below. On December 20, 2012, we repaid $25.0 million, resulting in $25.0 million outstanding under the Revolving Credit Facility at December 31, 2012. The minimum and maximum borrowings under the Revolving Credit Facility were zero and $50.0 million, respectively, during the year ended December 31, 2012. At December 31, 2012 and 2011, we had approximately $10.0 million and $11.3 million, respectively, of letters of credit outstanding. These letters of credit and borrowings reduced our borrowing capacity under the Revolving Credit Facility by an equivalent amount.

Senior Subordinated Notes

In October 2004, Boise Cascade issued $400 million of 7.125% senior subordinated notes due in 2014. In July 2005, we completed an exchange offer whereby all of our senior subordinated notes were exchanged for registered securities with identical terms (other than terms relating to registration rights) to the notes issued in October 2004. We could redeem all or part of the senior subordinated notes at any time at redemption prices set forth in the indenture governing such notes. Redemption prices reduced to par value in October 2012. Subsequent to the exchange offer, we purchased a portion of the senior subordinated notes, resulting in $219.6 million of notes outstanding at December 31, 2011. On October 15, 2012, we redeemed $75.0 million of the senior subordinated notes at par value with $25.0 million of cash on hand and $50.0 million borrowed under our Revolving Credit Facility. Net proceeds from our senior notes offering (as discussed below in "Debt Refinancing") were used to redeem $144.6 million of the senior subordinated notes, plus $1.0 million of interest through the related redemption date of November 21, 2012.

Debt Refinancing

On October 22, 2012, Boise Cascade, L.L.C. (as the predecessor to Boise Cascade Company) and its wholly owned subsidiary, Boise Cascade Finance Corporation ("Boise Finance" and together with Boise Cascade, L.L.C., the "Co-issuers"), issued $250 million of 6.375% senior notes due November 1, 2020 (Senior Notes) through a private placement that is exempt from the registration requirements of the Securities Act of 1933, as amended (Securities Act). Interest on our Senior Notes is payable semiannually in arrears on May 1 and November 1, commencing on May 1, 2013. As a result of this refinancing, we extended the maturity of our debt and lowered our interest rate. The Senior Notes are guaranteed by each of our existing and future direct or indirect domestic subsidiaries that is a guarantor or co-borrower under our Revolving Credit Facility, other than Boise Finance.

Following the sale of our Senior Notes, as noted above, we used a portion of the net proceeds of the sale to repay the senior subordinated notes at par plus interest through the redemption date. The remaining proceeds are available for general corporate purposes.

In connection with the issuance of the Senior Notes, the Co-issuers entered into a registration rights agreement, dated as of October 22, 2012 (Senior Notes Registration Rights Agreement). The Senior Notes Registration Rights Agreement requires us to register under the Securities Act the Senior Notes having substantially identical terms to those of the Senior Notes (Exchange Notes) and to complete an exchange of the privately placed Senior Notes for the publicly registered Exchange Notes on or prior to October 21, 2013, or in certain circumstances, to file and keep effective a shelf registration statement for resale of the Senior Notes. If we fail to satisfy these obligations, we will pay additional interest up to 0.25% per annum to holders of the Senior Notes for the first 90-day period immediately following such date and an additional 0.25% per annum with respect to each subsequent 90-day period, up to a maximum rate of 1.0% per annum.

The Senior Notes are senior unsecured obligations and rank equally with all of the Co-issuers' and guarantors' existing and future senior indebtedness, senior to all of their existing and future subordinated indebtedness, effectively subordinated to all of their present and future senior secured indebtedness (including all borrowings with respect to our Revolving Credit Facility to the extent of the value of the assets securing such indebtedness), and structurally subordinated to the indebtedness of any subsidiaries that do not guarantee the Senior Notes.

The terms of the indenture governing the Senior Notes, among other things, limit the ability of the Co-issuers and certain Boise Cascade subsidiaries to: incur additional debt; declare or pay dividends; redeem stock or make other distributions to stockholders; make investments; create liens on assets; consolidate, merge, or transfer substantially all of their assets; enter into transactions with affiliates; and sell or transfer certain assets.

The indenture governing the Senior Notes provides for customary events of default, which include (subject in certain cases to customary grace and cure periods and notification requirements), among others: nonpayment of principal or interest; breach of other agreements in the indenture governing the Senior Notes; defaults in failure to pay certain other indebtedness; the rendering of judgments to pay certain amounts of money against the Co-issuers, the guarantors, or certain Boise Cascade subsidiaries; the failure of certain guarantees to be enforceable; and certain events of bankruptcy or insolvency.

Cash Paid for Interest

For the years ended December 31, 2012, 2011, and 2010, cash payments for interest were $18.1 million, $16.7 million, and $18.6 million, respectively.

Retirement and Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Retirement and Benefit Plans [Abstract]
Retirement and Benefit Plans
Retirement and Benefit Plans

The following table presents the pension benefit costs:

	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(thousands)
Service cost	$671	$1,182	$1,342	$2,351
Interest cost	4,650	4,824	9,292	9,667
Expected return on plan assets	(4,916)	(4,847)	(9,782)	(9,691)
Amortization of actuarial loss	2,281	1,958	4,537	3,984
Amortization of prior service costs	22	42	45	83
Net periodic benefit cost	$2,708	$3,159	$5,434	$6,394

In the first six months of 2013, we contributed $10.0 million in cash to the pension plans. For the remainder of 2013, we expect to make less than $1 million in additional cash contributions to the pension plans.

Retirement and Benefit Plans

Our retirement plans consist of noncontributory defined benefit pension plans, including supplemental nonqualified pension plans for certain salaried employees, contributory defined contribution savings plans, a deferred compensation plan, and postretirement benefit plans.

Defined Benefit Plans

Some of our employees are covered by noncontributory defined benefit pension plans. Our defined benefit plan for salaried employees (Salaried Plan) and our nonqualified salaried pension plans were frozen so that no future benefits have accrued since December 31, 2009.

In September 2012, we amended Plan A (Plan A), one of our defined benefit pension plans. The amendment affected certain union hourly employees of Plan A by closing participation and freezing future benefits to that group after December 31, 2012. The benefit for hourly employees is generally based on a fixed amount per year of service (years of service determined as of December 31, 2012). In connection with this amendment, we recognized a $0.3 million noncash curtailment loss during the year ended December 31, 2012. As a result, only certain hourly employees in Plan A continue to accrue benefits after December 31, 2012.

On November 9, 2011, we amended our defined benefit pension plan for hourly employees of Plan B (Plan B) to freeze Plan B so that no future benefits accrue after December 31, 2011. The benefit for hourly employees is generally based on a fixed amount per year of service (years of service for Plan B participants determined as of December 31, 2011). In connection with this amendment, we recognized a $0.1 million noncash curtailment loss during the year ended December 31, 2011. Also, in connection with the Plan B amendment, Plan B was merged into the Salaried Plan to simplify administration of the plans, effective January 1, 2012.

Defined Contribution Plans

We sponsor contributory defined contribution savings plans for most of our salaried and hourly employees, and we generally provide company contributions to the savings plans. Due to poor business conditions, we suspended the company match for salaried employees for the period of April 1, 2009, through February 28, 2010. Since March 1, 2010, we have contributed 4% of each salaried participant's eligible compensation to the plan as a nondiscretionary company contribution. In addition, for the years that a performance target is met, we will contribute an additional amount that will range from 2% to 4% of the employee's eligible compensation, depending on the employee's years of service. Further, the plan allows for an additional discretionary contribution of 1% for achieving a second, higher performance target. Each of these performance targets were met during the year ended December 31, 2012. The company contributions for hourly employees vary by location. Company contributions paid, or to be paid, to our defined contribution savings plans for the years ended December 31, 2012, 2011, and 2010, were $14.3 million, $7.7 million, and $6.7 million, respectively.

Deferred Compensation Plan

We sponsor a deferred compensation plan. In 2008, Congress passed tax legislation that required participants in our deferred compensation plan to recognize income (and therefore be taxed) on their deferrals of income earned in 2009 and beyond and earnings thereon. Deferrals, company match, and interest on contributions made to the plan on or before December 31, 2008, were not affected by the changes. As long as contributions to the plan are taxable under the new legislation, there will be no future contributions to the deferred compensation plan, but participant account balances remaining after the distributions will continue to accrue earnings in accordance with the terms of the plan.

The deferred compensation plan is unfunded; therefore, benefits are paid from our general assets. For the years ended December 31, 2012, 2011, and 2010, we recognized $0.6 million, $0.7 million, and $0.8 million, respectively, of interest expense related to the plan. At December 31, 2012 and 2011, we had $10.9 million and $11.4 million, respectively, of liabilities related to the plan, of which $1.1 million and $1.0 million, respectively, were recorded in "Accrued liabilities, Compensation and benefits" and $9.8 million and $10.4 million, respectively, were recorded in "Other, Compensation and benefits" on our Consolidated Balance Sheets.

Postretirement Benefit Plans

Certain executives participate in our Supplemental Life Plan, which provides them with an insured death benefit during their employment with us. The plan provides the officer with a target death benefit equal to two times his or her base salary while employed and a target postretirement death benefit equal to one times his or her final base salary, in each case less any amount payable under our group term life insurance policy. At both December 31, 2012 and 2011, our benefit obligation related to the Supplemental Life Plan was $0.1 million.

We participate in a multiemployer health and welfare plan that covers medical, dental, and life insurance benefits for certain active employees as well as benefits for retired employees. As of December 31, 2012, approximately 610 of our employees participated in this plan. Per the terms of the representative collective bargaining agreements, we were required to contribute $5.50 per hour per active employee through June 1, 2012. Since June 1, 2012, we are required to contribute $5.00 per hour per active employee. Company contributions to the multiemployer health and welfare plan for the years ended December 31, 2012, 2011, and 2010, were $6.7 million, $6.9 million, and $6.8 million, respectively. After required contributions, we have no further obligation to the plan. The trustees of the plan determine the allocation of benefits between active and retired employees.

Defined Benefit Obligations and Funded Status

The following table, which includes only company-sponsored defined benefit plans, reconciles the beginning and ending balances of our projected benefit obligation and fair value of plan assets. We recognize the underfunded status of our defined pension plans on our Consolidated Balance Sheets. We recognize changes in funded status in the year changes occur through other comprehensive income (loss).

	December 31
	2012	2011
	(thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$470,104	$391,485
Service cost	4,762	5,112
Interest cost	19,234	20,484
Actuarial loss (a)	26,686	67,121
Special termination benefits	—	503
Closure and curtailments	—	224
Benefits paid	(16,102)	(14,825)
Benefit obligation at end of year	504,684	470,104

Change in plan assets
Fair value of plan assets at beginning of year	282,195	281,972
Actual return on plan assets	37,645	1,427
Employer contributions	8,486	13,621
Benefits paid	(16,102)	(14,825)
Fair value of plan assets at end of year	312,224	282,195

Underfunded status	$(192,460)	$(187,909)

Amounts recognized on our Consolidated Balance Sheets
Current liabilities	$(1,271)	$(759)
Noncurrent liabilities	(191,189)	(187,150)
Net liability	$(192,460)	$(187,909)

Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$120,925	$120,125
Prior service cost	304	720
Net loss recognized	$121,229	$120,845
___________________________________

(a)	The actuarial losses were primarily due to decreases in discount rate assumptions.

The accumulated benefit obligation for all defined benefit pension plans was $504.7 million and $470.1 million at December 31, 2012 and 2011, respectively. All of our defined benefit pension plans have accumulated benefit obligations that exceed the fair value of plan assets.

Net Periodic Benefit Cost and Other Comprehensive (Income) Loss

The components of net periodic benefit cost and other amounts recognized in other comprehensive (income) loss are as follows:

	Year Ended December 31
	2012	2011	2010
	(thousands)
Service cost	$4,762	$5,112	$4,931
Interest cost	19,234	20,484	20,258
Expected return on plan assets	(19,390)	(17,910)	(18,474)
Amortization of actuarial loss	7,632	2,703	556
Amortization of prior service costs and other	165	175	178
Plan settlement/curtailment expense	250	804	—
Net periodic benefit cost	12,653	11,368	7,449
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Net actuarial loss	8,432	83,528	4,048
Amortization of actuarial loss	(7,632)	(2,703)	(556)
Amortization of prior service costs and other	(416)	(175)	(178)
Total recognized in other comprehensive loss	384	80,650	3,314
Total recognized in net periodic cost and other comprehensive loss	$13,037	$92,018	$10,763

In 2013, we estimate net periodic pension expense will be approximately $11 million, including $9.0 million of net actuarial loss and $0.1 million of prior service cost that will be amortized from accumulated other comprehensive loss.

Assumptions

The assumptions used in accounting for our plans are estimates of factors that will determine, among other things, the amount and timing of future contributions. The following table presents the assumptions used in the measurement of our benefit obligations:

	December 31
	2012	2011
Weighted average assumptions
Discount rate	3.75%	4.20%
Rate of compensation increases (a)	—%	—%

The following table presents the assumptions used in the measurement of net periodic benefit cost:

	December 31
	2012	2011	2010
Weighted average assumptions
Discount rate	4.20%	5.35%	5.90%
Expected long-term rate of return on plan assets	6.75%	7.00%	7.25%
Rate of compensation increases (a)	—%	—%	—%

_______________________________________

(a)
In connection with amending the salaried and nonqualified plans on March 18, 2009, to freeze pension benefits effective December 31, 2009, we changed the assumption for the rate of compensation increase to zero. In addition to the salaried benefits being frozen, there are currently no scheduled increases in pension benefit rates applicable to past service in the active plan covering our hourly employees.

Discount Rate Assumption. The discount rate reflects the current rate at which the pension obligations could be settled based on the measurement date of the plans — December 31. In all years presented, the discount rates were determined by matching the expected plan benefit payments against a spot rate yield curve constructed to replicate the yields of Aa-graded corporate bonds.

Asset Return Assumption. We base our expected long-term rate of return on plan assets on a weighted average of our expected returns for the major asset classes (equities, fixed-income securities, a hedge fund, and real estate) in which we invest. The weights we assign each asset class are based on our investment strategy. Expected returns for the asset classes are based on long-term historical returns, inflation expectations, forecasted gross domestic product, earnings growth, and other economic factors. We developed our return assumption based on a review of the fund manager's estimates of future market expectations by broad asset class, actuarial projections, and expected long-term rates of return from external investment managers. The weighted average expected return on plan assets we will use in our calculation of 2013 net periodic benefit cost is 6.50%.

Investment Policies and Strategies

At December 31, 2012, 61% of our pension plan assets were invested in equity securities, 30% in fixed-income securities, 4% in a hedge fund, and 5% in real estate. The general investment objective for all of our plan assets is to optimize growth of the pension plan trust assets, while minimizing the risk of significant losses in order to enable the plans to satisfy their benefit payment obligations over time. The objectives take into account the long-term nature of the benefit obligations, the liquidity needs of the plans, and the expected risk/return trade-offs of the asset classes in which the plans may choose to invest. The Retirement Funds Investment Committee is responsible for establishing and overseeing the implementation of our investment policy. Russell Investments (Russell) oversees the active management of our pension investments through its manager of managers program in order to achieve broad diversification in a cost-effective manner. At December 31, 2012, our investment policy governing our relationship with Russell allocated 34% to large-capitalization U.S. equity securities, 6% to small- and mid-capitalization U.S. equity securities, 20% to international equity securities, 30% to fixed-income securities, 5% to a hedge fund, and 5% to real estate. Our arrangement with Russell allows monthly rebalancing to the policy targets noted above.

Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility risk, all of which are subject to change. In addition, our overall investment strategy and related allocations between equity and fixed-income securities may change from time to time based on market conditions, external economic factors, and the funded status of our plans. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term, and such changes could materially affect the reported amounts.

Fair Value Measurements of Plan Assets

The defined benefit plans hold an interest in the Boise Cascade, L.L.C., Master Trust (Master Trust). The assets in the Master Trust are invested in common and collective trusts that hold several mutual funds invested in U.S. equities, international equities, fixed-income securities, and real estate as well as a hedge fund.

The following table sets forth by level, within the fair value hierarchy, the pension plan assets, by major asset category, at fair value at December 31, 2012 and 2011:

	December 31, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2) (a)	Significant Unobservable Inputs (Level 3)	Total
	(thousands)
Equity securities
Large-cap U.S. equity securities (b)	$—	$107,902	$—	$107,902
Small- and mid-cap U.S. equity securities (c)	—	17,757	—	17,757
International equity securities (d)	—	66,075	—	66,075
Fixed-income securities (e)	—	91,836		91,836
Hedge fund (f)	—	13,424	—	13,424
Real estate (g)	—	—	14,310	14,310
Total investments at fair value	$—	$296,994	$14,310	311,304
Receivables and accrued expenses, net				920
Fair value of plan assets				$312,224

	December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2) (a)	Significant Unobservable Inputs (Level 3)	Total
	(thousands)
Equity securities
Large-cap U.S. equity securities (b)	$—	$97,533	$—	$97,533
Small- and mid-cap U.S. equity securities (c)	—	17,302	—	17,302
International equity securities (d)	—	56,578	—	56,578
Fixed-income securities (e)	—	83,899		83,899
Hedge fund (f)	—	13,066	—	13,066
Real estate (g)	—	—	13,000	13,000
Total investments at fair value	$—	$268,378	$13,000	281,378
Receivables and accrued expenses, net				817
Fair value of plan assets				$282,195
_______________________________________

(a)
Equity and fixed-income securities represent mutual funds managed by Russell Trust Company. The funds are valued at the net asset value (NAV) provided by Russell Trust Company, the administrator of the funds. The NAV is a practical expedient for fair value and is based on the value of the assets owned by the fund, less liabilities at year-end. While the underlying assets are actively traded on an exchange, the funds are not. We have the ability to redeem these equity and fixed-income securities with a one-day notice.

(b)	Invested in the Russell Equity I Fund. The fund seeks returns that exceed the Russell 1000 Index by investing in large-capitalization stocks of the U.S. stock market.

(c)	Invested in the Russell Equity II Fund. The fund seeks returns that exceed the Russell 2500 Index by investing in the small- and mid-capitalization stocks of the U.S. stock market.

(d)
Invested in the Russell International Fund with Active Currency at December 31, 2012 and 2011, which benchmarks against the Russell Developed ex-U.S. Large Cap Index Net and seeks favorable total returns and additional diversification through investment in non-U.S. equity securities and active currency management. The fund participates primarily in the stock markets of Europe and the Pacific Rim and seeks to opportunistically add value through active investment in foreign currencies. In addition, at December 31, 2012, our investments in this category included the Russell Emerging Market Fund, which benchmarks against the Russell Emerging Markets Index and is designed to maintain a broadly diversified exposure to emerging market countries.

(e)
Invested in the Russell Multi-Manager Bond Fund. The fund seeks to outperform the Barclays Capital U.S. Aggregate Bond Index over a full market cycle. The fund is designed to provide current income and, as a secondary objective, capital appreciation through a variety of diversified strategies, including sector rotation, modest interest rate timing, security selection, and tactical use of high-yield and emerging market bonds.

(f)
The fund seeks to produce high risk-adjusted returns while targeting a low long-term average correlation to traditional markets. The fund invests internationally in a broad range of instruments, including, but not limited to, equities, currencies, convertible securities, futures, forwards, options, swaps, and other derivative products. The fair value of the hedge fund is estimated using the NAV of the investments as a practical expedient for fair value. We have the ability to redeem these investments at NAV within the near term, and they are thus classified within Level 2.

(g)
Invested in the Russell Real Estate Equity Fund. Real estate investments include those in limited partnerships that invest in various domestic commercial and residential real estate projects. The fair values of real estate assets are typically determined by using income and/or cost approaches or a comparable sales approach, taking into consideration discount and capitalization rates, financial conditions, local market conditions, and the status of the capital markets, and they are thus classified within Level 3. Notwithstanding the above, the variety of valuation bases adopted and quality of management data of the underlying assets means that there are inherent difficulties in determining the value of the investments. Amounts realized on the sale of these investments may differ from the calculated values. We have the ability to redeem the real estate investments with a 110-calendar-day written notice prior to a quarterly trade date.

The following table sets forth a summary of changes in the fair value of the pension plans' Level 3 assets for the years ended December 31, 2012 and 2011:

	December 31
	2012	2011
	(thousands)
Balance, beginning of year	$13,000	$—
Purchases	—	13,000
Unrealized gain	1,310	—
Balance, end of year	$14,310	$13,000

Cash Flows
On July 13, 2012, we contributed company-owned real property with a carrying value of $6.2 million to the pension plans from two locations in our Building Materials Distribution segment. The pension plans obtained independent appraisals of the properties, and based on these appraisals, the plans recorded the contribution at fair value of $9.8 million.

We are leasing back the contributed properties for an initial term of ten years with two five-year extension options and continue to use the properties in our distribution operations. Rent payments are made quarterly, with first-year annual rents of $0.8 million and 2% annual escalation rates thereafter. Each lease provides us a right of first refusal on any subsequent sale by the pension plans, as well as repurchase options at the end of the initial term and extension periods. The plans engaged an independent fiduciary who negotiated the lease terms and also manages the properties on behalf of the plans.

We determined that the contribution of the properties does not meet the accounting definition of a plan asset within the scope of Accounting Standards Codification 715, Compensation — Retirement Benefits. Accordingly, the contributed properties are not considered a contribution for accounting purposes and, as a result, are not included in plan assets and have no impact on the net pension liability recorded on our Consolidated Balance Sheets. We continue to depreciate the carrying value of the properties in our financial statements, and no gain or loss was recognized at the contribution date for accounting purposes. Lease payments are recorded as pension contributions.

Our practice is to fund the pension plans in amounts sufficient to meet the minimum requirements of U.S. federal laws and regulations. Additional discretionary funding may be provided as deemed appropriate. For the years ended December 31, 2012, 2011, and 2010, we made cash contributions to our pension plans totaling $8.5 million, $13.6 million, and $3.9 million, respectively. Cash contributions in 2012 include $0.4 million of lease payments. The total cash and real property contributions satisfied U.S. Department of Labor minimum pension contribution requirements for 2012. We expect to contribute approximately $11 million to our pension plans in 2013, of which $9.3 million was contributed in February 2013.

The following benefit payments are expected to be paid to plan participants. Qualified pension benefit payments are paid from plan assets, while nonqualified pension benefit payments are paid by the company.

Pension Benefits
(thousands)
2013	$17,918
2014	19,771
2015	21,445
2016	22,809
2017	24,203
Years 2018-2022	136,932

Stock-Based Compensation	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation

In connection with our initial public offering, we adopted the 2013 Incentive Compensation Plan (2013 Incentive Plan). The 2013 Incentive Plan provides for grants of stock options, stock appreciation rights, restricted stock, other stock-based awards, other cash-based compensation, and performance awards. Directors, officers, and other employees, as well as others performing consulting or advisory services for us, are eligible for grants under the 2013 Incentive Plan. These awards are at the discretion of the Compensation Committee of our board of directors, and they vest and expire in accordance with terms established at the time of grant. All awards under the 2013 Incentive Plan are eligible to participate in dividend or dividend equivalent payments, if any, which we would accrue to be paid when the awards vest.

Shares issued pursuant to awards under the 2013 Incentive Plan are from our authorized but unissued shares. The maximum number of shares approved for grant under the 2013 Incentive Plan is 3.1 million shares. As of June 30, 2013, 2.8 million shares remained available for future issuance under the 2013 Incentive Plan.

In February 2013, we granted three types of stock-based awards under the 2013 Incentive Plan: stock options, performance stock units (PSUs), and restricted stock units (RSUs).

Stock Options

In February 2013, we granted 161,257 nonqualified stock options to our officers and other employees, subject to service conditions. The stock options generally vest and become exercisable on a pro rata basis over a three-year period from the date of grant. Our stock options generally have a contractual term of ten years, meaning the option must be exercised by the holder before the tenth anniversary of the grant date, subject to earlier expiration for vested options not exercised following termination of employment. No options were vested and exercisable at June 30, 2013. The following is a summary of our stock option activity:

	Number of Options	Weighted Average Exercise Price Per Option	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(years)	(thousands)
Outstanding, December 31, 2012	—	$—
Granted	161,257	27.19
Outstanding, June 30, 2013	161,257	$27.19	9.7	$—
Vested and expected to vest, June 30, 2013	132,484	$27.19	9.7	$—
Exercisable, June 30, 2013	—	$—	—	$—

The fair value for stock option awards was estimated at the grant date using the Black-Scholes option valuation model with the following weighted average assumptions:

Six Months Ended June 30, 2013
Expected volatility	60.9%
Expected life (in years)	6.0
Risk-free interest rate	1.0%
Expected dividends	—
Weighted average fair value per option granted	$14.87

The expected volatility of our stock price was based on the volatility of related industry stocks. As these 2013 grants were our first issuances of stock options and our equity shares have been traded for a short period of time, we did not have sufficient historical data to provide a reasonable basis upon which to estimate the expected life. Therefore, we used the simplified method as allowed by the Securities and Exchange Commission. The risk-free interest rate was based on the yields of U.S. Treasury issues with terms similar to the expected life of the options.

PSU and RSU Awards

In February 2013, we granted 90,124 PSUs to our officers and other employees, subject to performance and service conditions. The number of shares actually awarded will range from 0% to 200% of the target amount, depending upon the Company’s 2013 EBITDA, defined as income before interest (interest expense and interest income), income taxes, and depreciation and amortization, determined in accordance with the related grant agreement. Because the EBITDA component contains a performance condition, we record compensation expense, net of estimated forfeitures, over the requisite service period based on the most probable number of shares expected to vest. The PSUs, if earned, will vest in three equal tranches on December 31, 2013, 2014, and 2015.

In February 2013, we granted 14,161 RSUs to our directors with only service conditions. The RSUs vest at the end of the one-year period.

We based the fair value of PSU and RSU awards on the closing market price of our common stock on the grant date, and we record compensation expense over the awards' vesting period. Any shares not vested are forfeited.

The following summarizes the activity of our PSUs and RSUs awarded under the 2013 Incentive Plan for the six months ended June 30, 2013:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested, December 31, 2012	—	$—
Granted	104,285	26.65
Unvested, June 30, 2013	104,285	$26.65

Compensation Expense

Stock-based compensation expense is recognized only for those awards that are expected to vest, with forfeitures estimated at the date of grant based on our historical experience and future expectations. We recognize the effect of adjusting the estimated forfeiture rates in the period in which we change such estimated rates. Most of our share-based compensation expense was recorded in "General and administrative expenses" in our Consolidated Statement of Operations. Total stock-based compensation recognized from stock options, PSUs, and RSUs, net of estimated forfeitures, was as follows:

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
	(thousands)
Stock options	$195	$268
PSUs and RSUs	635	805
Total	$830	$1,073

The related tax benefit for the six months ended June 30, 2013, was $0.4 million. As of June 30, 2013, total unrecognized compensation expense related to nonvested share-based compensation arrangements was $3.6 million, net of estimated forfeitures. This expense is expected to be recognized over a weighted-average period of 2.3 years.

Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders' Equity

On February 11, 2013, we issued 13,529,412 shares of common stock in our initial public offering. Following this initial public offering, we received proceeds of $262.6 million, after deducting underwriting discounts and commissions of approximately $19.2 million and offering expenses of approximately $2.3 million.

Upon our conversion from a limited liability company to a corporation, our certificate of incorporation authorized 300,000,000 shares of common stock and 50,000,000 shares of preferred stock. No preferred stock was issued or outstanding as of June 30, 2013 and December 31, 2012. We had 43,229,412 and 29,700,000 shares of common stock issued and outstanding as of June 30, 2013 and December 31, 2012, respectively. Each share of common stock entitles the holder to one vote on matters to be voted on by the stockholders of Boise Cascade. After giving effect to the Repurchase, as described in Note 13, Subsequent Events, we had 43,229,412 shares of common stock issued, of which 39,365,350 shares were outstanding.

See Note 3, Income Taxes, for a discussion of our conversion from a limited liability company to a corporation. The common stock authorized and outstanding, par values, net income per share amounts, and other per-share disclosures for all periods presented have been adjusted to reflect the impact of this conversion. Upon this conversion, we reclassified $32.0 million of accumulated deficits through February 4, 2013, to additional paid-in capital.

Redeemable Equity

Redeemable equity represented equity units of FPH held by certain members of our senior management team, which units were redeemable at the option of the holder in the event of death or disability or the sale of a division resulting in the termination of his or her employment. We had historically classified these units outside of our permanent equity because these units were subject to mandatory redemption (and could have been subject to repayment by us) upon an event outside our control (i.e., death or disability). Following our initial public offering, we reclassified these equity units as permanent equity because we no longer have an obligation to satisfy this redemption obligation on FPH's behalf.

Accumulated Other Comprehensive Loss

The following table details the changes in accumulated other comprehensive loss for the three and six months ended June 30, 2013 and 2012:

	Changes in Accumulated Other Comprehensive Loss
	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(thousands)
Beginning Balance	$(119,820)	$(118,778)	$(121,229)	$(120,845)
Defined benefit pension plans, amounts reclassified from accumulated other comprehensive loss, net of tax of $878, $0, $1,748, and $0, respectively (a)	1,425	2,000	2,834	4,067
Ending Balance	$(118,395)	$(116,778)	$(118,395)	$(116,778)
___________________________________

(a)
Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.

Equity

Boise Cascade had issued and outstanding 29,700,000 shares of common stock as of December 31, 2012 and 2011. See Note 16, Subsequent Events, for a discussion of our conversion from a limited liability company to a corporation. Each share of common stock entitles the holder to one vote on matters to be voted on by the stockholders of Boise Cascade.

On February 11, 2013, we closed on our initial public offering by issuing 13,529,412 shares of common stock. As a result of this initial public offering, we received proceeds of approximately $263 million, net of underwriting discounts and offering expenses.
Distributions
In 2012, we made $228.3 million of cash distributions to BC Holdings. In 2011 and 2010, we did not make any cash distributions. Both our senior credit facility and the indenture governing our senior subordinated notes permitted these distributions.

Accumulated Other Comprehensive Loss

Changes in accumulated other comprehensive loss are as follows:

Accumulated Other Comprehensive Loss
(thousands)
Balance at December 31, 2010, net of taxes	$(40,195)
Defined benefit pension plans, current-period other comprehensive loss	(80,650)
Balance at December 31, 2011, net of taxes	(120,845)
Defined benefit pension plans, current-period other comprehensive loss	(384)
Balance at December 31, 2012, net of taxes	$(121,229)

Registration Rights Agreement

              In connection with our initial public offering, we entered into a registration rights agreement with BC Holdings on February 8, 2013. BC Holdings is entitled to request that the company register its shares on a long-form or short-form registration statement on one or more occasions in the future, which registrations may be "shelf registrations." BC Holdings is also entitled to participate in certain registered offerings by the company, subject to the restrictions in the registration rights agreement. The company will pay BC Holdings' expenses in connection with BC Holdings' exercise of these rights. The registration rights described in this paragraph apply to (i) shares of our common stock held by BC Holdings as of February 11, 2013, (ii) any of our capital stock (or that of our subsidiaries) issued or issuable with respect to the common stock described in clause (i) with respect to any dividend, distribution, recapitalization, reorganization, or certain other corporate transactions, and (iii) any of our common stock held by Madison Dearborn Capital Partners IV, L.P. (MDCP IV) and its affiliates ("Registrable Securities"). These registration rights are also for the benefit of any subsequent holder of Registrable Securities, provided that any particular securities will cease to be Registrable Securities when they have been sold in a registered public offering, sold in compliance with Rule 144 of the Securities Act, or repurchased by us or our subsidiaries. In addition, with the consent of Boise Cascade and holders of a majority of Registrable Securities, any Registrable Securities held by a person other than MDCP IV and its affiliates will cease to be Registrable Securities if they can be sold without limitation under Rule 144 of the Securities Act.

Outsourcing Services Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Outsourcing Services Agreement [Abstract]
Outsourcing Services Agreement
Outsourcing Services Agreement

Under an Outsourcing Services Agreement, Boise Inc. provides a number of corporate staff services to us. These services include information technology, accounting, and human resource transactional services. The agreement, as extended, expires on February 22, 2015. The agreement automatically renews for successive one-year terms unless either party provides notice of termination to the other party at least 12 months in advance of the expiration date. The Outsourcing Services Agreement gives us (but not Boise Inc.) the right to terminate all or any portion of the services provided to us on 30 days' notice. Total expenses incurred under the Outsourcing Services Agreement were $4.0 million and $3.6 million, respectively, for the three months ended June 30, 2013 and 2012, and $7.9 million and $7.3 million, respectively, for the six months ended June 30, 2013 and 2012.

Outsourcing Services Agreement

Under an Outsourcing Services Agreement, Boise Inc. provides a number of corporate staff services to us at cost. These services include information technology, accounting, and human resource transactional services. The agreement, as extended, expires on February 22, 2015. The agreement automatically renews for successive one-year terms unless either party provides notice of termination to the other party at least 12 months in advance of the expiration date. The Outsourcing Services Agreement gives us (but not Boise Inc.) the right to terminate all or any portion of the services provided to us on 30 days' notice. Total expenses incurred under the Outsourcing Services Agreement, including both related party and nonrelated party, were $15.0 million, $14.7 million, and $14.4 million for the years ended December 31, 2012, 2011, and 2010, respectively. The majority of these expenses are recorded in "General and administrative expenses" in our Consolidated Statements of Operations or "General and administrative expenses from related party" for the period Boise Inc. was a related party. See Note 4, Transactions With Related Parties, for more information.

Transactions With Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Transactions With Related Party [Abstract]
Transactions With Related Party
Transactions With Related Party

Transactions with Louisiana Timber Procurement Company, L.L.C. (LTP) represent the only significant related-party activity recorded in our consolidated financial statements. LTP is an unconsolidated variable-interest entity that is 50% owned by us and 50% owned by Boise Inc. LTP procures sawtimber, pulpwood, residual chips, and other residual wood fiber to meet the wood and fiber requirements of us and Boise Inc. in Louisiana. We are not the primary beneficiary of LTP, as we do not have power to direct the activities that most significantly affect the economic performance of LTP. Accordingly, we do not consolidate LTP's results in our financial statements.

Sales
Related-party sales to LTP from our Wood Products segment in our Consolidated Statements of Operations were $5.3 million and $4.5 million, respectively, during the three months ended June 30, 2013 and 2012, and $11.5 million and $9.4 million, respectively, during the six months ended June 30, 2013 and 2012. These pulpwood and chip sales were made at prices designed to approximate market. These sales are recorded in "Sales" in our Consolidated Statements of Operations.

Costs and Expenses

Related-party wood fiber purchases from LTP were $16.8 million and $19.3 million, respectively, during the three months ended June 30, 2013 and 2012, and $32.5 million and $30.6 million, respectively, during the six months ended June 30, 2013 and 2012. We purchased wood fiber at prices designed to approximate market. These costs are recorded in "Materials, labor, and other operating expenses (excluding depreciation)" in our Consolidated Statements of Operations.

Equity Repurchase

As described in Note 13, Subsequent Events, we entered into a repurchase agreement with BC Holdings, our principal stockholder, on July 22, 2013 to repurchase approximately $100 million of our common stock from BC Holdings. We repurchased 3,864,062 shares of our common stock from BC Holdings on July 30, 2013 for $100.0 million.

Transactions With Related Parties

In early March 2010, BC Holdings sold its remaining investment in Boise Inc., and because of the disposition, Boise Inc. is no longer a related party. The 2010 related-party activity with Boise Inc. in the consolidated financial statements includes only those sales and costs and expenses transacted prior to March 2010, when Boise Inc. was a related party. As a result, beginning in March 2010, transactions with Louisiana Timber Procurement Company, L.L.C. (LTP) represent the only remaining significant related-party activity recorded in our consolidated financial statements. LTP is an unconsolidated variable-interest entity that is 50% owned by us and 50% owned by Boise Inc. LTP procures sawtimber, pulpwood, residual chips, and other residual wood fiber to meet the wood and fiber requirements of Boise Inc. and Boise Cascade in Louisiana. We are not the primary beneficiary of LTP, as we do not have power to direct the activities that most significantly affect the economic performance of LTP. Accordingly, we do not consolidate LTP's results in our financial statements.

Sales

Related-party sales to LTP from our Wood Products segment in our Consolidated Statements of Operations were $19.8 million, $18.8 million, and $20.4 million during the years ended December 31, 2012, 2011, and 2010 respectively. We also recorded $4.9 million of related-party sales to Boise Inc. (for the period they were a related party) during the year ended December 31, 2010. These pulpwood and chip sales were made at prices designed to approximate market.

Costs and Expenses

Related-party fiber purchases from LTP were $60.3 million, $40.1 million, and $33.0 million during the years ended December 31, 2012, 2011, and 2010, respectively. During the year ended December 31, 2010, we also recorded $0.3 million of related-party expenses for transportation services from Boise Inc. (for the period they were a related party). We purchased the fiber and transportation services at prices designed to approximate market. These costs are recorded in "Materials, labor, and other operating expenses from related parties (excluding depreciation)" in our Consolidated Statements of Operations.

During the year ended December 31, 2010, we recorded the following expenses from the Outsourcing Services Agreement as related-party expenses in our Consolidated Statements of Operations. As mentioned above, after we sold our remaining investment in Boise Inc. in March 2010, expenses incurred under the Outsourcing Services Agreement were no longer related-party and are not included in the table below.

Year Ended December 31, 2010
(thousands)
Materials, labor, and other operating expenses from related parties (excluding depreciation)	$332
Selling and distribution expenses	456
General and administrative expenses from related party	1,576
$2,364

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Information [Abstract]
Segment Information
Segment Information

We operate our business using three reportable segments: Wood Products, Building Materials Distribution, and Corporate and Other. There are no differences in our basis of measurement of segment profit or loss from those disclosed in Note 14, Segment Information, of the Notes to Consolidated Financial Statements in "Item 8. Financial Statements and Supplementary Data" in our 2012 Form 10-K.

An analysis of our operations by segment is as follows:

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Three Months Ended June 30, 2013
Wood Products	$170.8	$109.6	$280.4	$23.0	$6.5	$29.6
Building Materials Distribution	681.5	—	681.5	3.3	2.2	5.5
Corporate and Other	—	—	—	(4.4)	—	(4.4)
Intersegment eliminations	—	(109.6)	(109.6)	—	—	—
	$852.3	$—	$852.3	21.9	$8.8	$30.7
Interest expense				(4.8)
Interest income				0.1
				$17.2

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Three Months Ended June 30, 2012
Wood Products	$152.4	$89.4	$241.8	$15.5	$6.1	$21.7
Building Materials Distribution	580.5	—	580.5	8.7	2.2	10.9
Corporate and Other	—	—	—	(4.4)	—	(4.4)
Intersegment eliminations	—	(89.4)	(89.4)	—	—	—
	$732.9	$—	$732.9	19.9	$8.3	$28.2
Interest expense				(4.8)
Interest income				0.1
				$15.1

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Six Months Ended June 30, 2013
Wood Products	$334.6	$215.1	$549.6	$43.9	$12.8	$56.6
Building Materials Distribution	1,262.6	—	1,262.6	11.3	4.4	15.7
Corporate and Other	—	—	—	(8.6)	0.1	(8.6)
Intersegment eliminations	—	(215.1)	(215.1)	—	—	—
	$1,597.2	$—	$1,597.2	46.5	$17.2	$63.7
Interest expense				(9.7)
Interest income				0.1
				$36.9

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Six Months Ended June 30, 2012
Wood Products	$288.0	$165.1	$453.0	$26.4	$12.0	$38.4
Building Materials Distribution	1,032.0	—	1,032.0	7.9	4.4	12.3
Corporate and Other	—	—	—	(7.9)	0.1	(7.9)
Intersegment eliminations	—	(165.1)	(165.1)	—	—	—
	$1,319.9	$—	$1,319.9	26.3	$16.5	$42.7
Interest expense				(9.6)
Interest income				0.2
				$16.9

___________________________________

(a)
EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.

The following is a reconciliation of net income to EBITDA:

	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(millions)
Net income(1)	$10.4	$15.0	$91.2	$16.7
Interest expense	4.8	4.8	9.7	9.6
Interest income	(0.1)	(0.1)	(0.1)	(0.2)
Income tax provision (benefit)(1)	6.8	0.1	(54.3)	0.1
Depreciation and amortization	8.8	8.3	17.2	16.5
EBITDA	$30.7	$28.2	$63.7	$42.7

 _______________________________________

(1)	The six months ended June 30, 2013, includes $68.7 million of income tax benefit associated with the recording of net deferred tax assets upon our conversion to a corporation.

Segment Information

We operate our business using three reportable segments: Building Materials Distribution, Wood Products, and Corporate and Other. These segments represent distinct businesses that are managed separately because of differing products and services. Each of these businesses requires distinct operating and marketing strategies. Management reviews the performance of the company based on these segments.

Our Building Materials Distribution segment is a leading national stocking wholesale distributor of building materials. We distribute a broad line of building materials, including engineered wood products (EWP), oriented strand board (OSB), plywood, lumber, and general line items such as siding, metal products, insulation, roofing, and composite decking. Except for EWP, we purchase most of these building materials from third-party suppliers and market them primarily to retail lumberyards and home improvement centers that then sell the products to the final end customers, who are typically professional builders, independent contractors, and homeowners engaged in residential construction projects.

Our Wood Products segment manufactures and sells EWP, consisting of laminated veneer lumber (LVL), I-joists, and laminated beams, which are structural products used in applications where extra strength and consistent quality is required, such as headers and beams. LVL is also used in the manufacture of engineered I-joists, which are assembled by combining a vertical web of oriented strand board (OSB) with top and bottom LVL or solid wood flanges. We also produce plywood, studs, particleboard, and ponderosa pine lumber, a premium lumber grade sold primarily to manufacturers of specialty wood windows, moldings, and doors. Our wood products are used primarily in new residential construction, residential repair-and-remodeling markets, and light commercial construction. Most of our wood products are sold to leading wholesalers (including our Building Materials Distribution segment), home improvement centers, retail lumberyards, and industrial converters. During 2012, approximately 38% of Wood Products' overall sales, including approximately 73% of Wood Products' EWP sales, were to our Building Materials Distribution segment.

Our Corporate and Other segment includes corporate support staff services, related assets and liabilities, and foreign exchange gains and losses. These support services include, but are not limited to, finance, accounting, legal, information technology, and human resource functions. We have purchased many of these services from Boise Inc. under an Outsourcing Services Agreement, under which Boise Inc. provides a number of corporate staff services to us at cost. See Note 3, Outsourcing Services Agreement, for more information.

The segments' profits and losses are measured on operating profits before interest expense and interest income. Specified expenses are allocated to the segments. For many of these allocated expenses, the related assets and liabilities remain in the Corporate and Other segment.

The segments follow the accounting principles described in Note 2, Summary of Significant Accounting Policies.

For the years ended December 31, 2012 and 2011, sales to one customer accounted for $304.9 million and $210.4 million, or approximately 11% and 10%, respectively, of total sales. Sales to this customer were recorded in our Building Materials Distribution and our Wood Products segments. No other customer accounted for 10% or more of total sales.

Export sales to foreign unaffiliated customers were $70.0 million, $57.3 million, and $42.3 million for the years ended December 31, 2012, 2011, and 2010, respectively.

At December 31, 2012, 2011, and 2010, and for the years then ended, long-lived assets located in foreign countries and net sales originating in foreign countries were not material.

Segment sales to external customers, including related parties, by product line are as follows:

	Year Ended December 31
	2012	2011	2010
	(millions)
Building Materials Distribution
Commodity	$1,092.7	$835.1	$879.0
General line	794.9	722.0	697.0
Engineered wood products	302.2	220.8	200.6
	2,189.8	1,777.9	1,776.6
Wood Products
Plywood and veneer	324.6	214.5	224.0
Engineered wood products	87.9	92.1	86.5
Lumber	77.4	69.6	67.5
Byproducts	44.6	44.5	33.9
Particleboard	33.1	26.1	28.2
Other	21.8	23.3	24.0
	589.3	470.2	464.0
	$2,779.1	$2,248.1	$2,240.6

An analysis of our operations by segment is as follows:

					Income
					(Loss)			Capital
	Sales				Before	Depreciation		Expendi-
		Related	Inter-		Income	and	EBITDA	tures
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	(a)	Assets
	(millions)
Year Ended December 31, 2012
Building Materials Distribution	$2,189.8	$—	$0.5	$2,190.2	$24.0	$8.8	$32.9	$7.1	$415.7
Wood Products	569.5	19.8	353.9	943.3	55.8	24.4	80.2	22.7	366.1
Corporate and Other	—	—	—	—	(16.7)	0.1	(16.5)	—	54.6
Intersegment eliminations	—	—	(354.4)	(354.4)	—	—	—	—	—
	$2,759.3	$19.8	$—	$2,779.1	63.2	$33.4	$96.6	$29.7	$836.4
Interest expense					(21.8)
Interest income					0.4
					$41.8

					Income
					(Loss)			Capital
	Sales				Before	Depreciation		Expendi-
		Related	Inter-		Income	and	EBITDA	tures
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	(a)	Assets
	(millions)
Year Ended December 31, 2011
Building Materials Distribution (b)	$1,777.9	$—	$1.4	$1,779.4	$2.0	$8.4	$10.4	$10.0	$366.9
Wood Products (b)	451.4	18.8	242.3	712.5	(15.1)	28.4	13.3	29.3	351.6
Corporate and Other	—	—	—	—	(14.5)	0.2	(14.2)	—	184.3
Intersegment eliminations	—	—	(243.7)	(243.7)	—	—	—	—	—
	$2,229.3	$18.8	$—	$2,248.1	(27.5)	$37.0	$9.5	$39.3	$902.8
Interest expense					(19.0)
Interest income					0.4
					$(46.1)

					Income
					(Loss)
	Sales				Before	Depreciation		Capital
		Related	Inter-		Income	and	EBITDA	Expendi-
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	tures	Assets
	(millions)
Year Ended December 31, 2010
Building Materials Distribution (c)	$1,776.6	$—	$1.4	$1,778.0	$11.6	$7.5	$19.1	$12.9	$356.4
Wood Products (c)	438.8	25.3	223.4	687.4	(8.1)	27.1	19.0	22.9	335.3
Corporate and Other	—	—	—	—	(16.3)	0.3	(16.0)	—	260.6
Intersegment eliminations	—	—	(224.8)	(224.8)	—	—	—	—	—
	$2,215.3	$25.3	$—	$2,240.6	(12.8)	$34.9	$22.1	$35.8	$952.2
Interest expense					(21.0)
Interest income					0.8
					$(33.0)
___________________________________

(a)
Capital spending in 2012 for Wood Products includes $2.4 million for the acquisition of a sawmill in Arden, Washington. Capital spending in 2011 for Wood Products includes $5.8 million for the acquisition of a laminated beam and decking manufacturing plant in Homedale, Idaho.

(b)
In 2011, we permanently closed a laminated beam plant in our Wood Products segment, and we recorded the related expense of $1.3 million in "Other (income) expense, net" and $0.4 million of accelerated depreciation in "Depreciation and Amortization" in our Consolidated Statement of Operations for the year ended December 31, 2011. Also, during the year ended December 31, 2011, we recorded $2.0 million of noncash asset write-downs in "Other (income) expense, net," of which $1.2 million was recorded in our Building Materials Distribution segment and $0.9 million was recorded in our Wood Products segment.

(c)
Included $4.6 million of income for cash received from a litigation settlement related to vendor product pricing. We recorded $4.1 million in our Building Materials Distribution segment and $0.5 million in our Wood Products segment.

(d)
EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.

The following is a reconciliation of net income (loss) to EBITDA for the consolidated company:

	Year Ended December 31
	2012	2011	2010
	(millions)
Net income (loss)	$41.5	$(46.4)	$(33.3)
Interest expense	21.8	19.0	21.0
Interest income	(0.4)	(0.4)	(0.8)
Income tax provision	0.3	0.2	0.3
Depreciation and amortization	33.4	37.0	34.9
EBITDA	$96.6	$9.5	$22.1

Commitments, Legal Proceedings and Contingencies, and Guarantees	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments, Legal Proceedings and Contingencies, and Guarantees [Abstract]
Commitments, Legal Proceedings and Contingencies, and Guarantees
Commitments, Legal Proceedings and Contingencies, and Guarantees

Commitments

We have commitments for leases and long-term debt that are discussed further under "Leases" in Note 2, Summary of Significant Accounting Policies, and Note 5, Debt. We are a party to a number of long-term log and wood fiber supply agreements that are discussed in Note 15, Commitments, Legal Proceedings and Contingencies, and Guarantees, of the Notes to Consolidated Financial Statements in "Item 8. Financial Statements and Supplementary Data" in our 2012 Form 10-K. In addition, we have purchase obligations for goods and services, capital expenditures, and raw materials entered into in the normal course of business. At June 30, 2013, there have been no material changes to the commitments disclosed in the 2012 Form 10-K.

Legal Proceedings and Contingencies

We are a party to routine legal proceedings that arise in the ordinary course of our business. We are not currently a party to any legal proceedings or environmental claims that we believe would, individually or in the aggregate, have a material adverse effect on our financial position, results of operations, or cash flows.

Guarantees

We provide guarantees, indemnifications, and assurances to others. Note 15, Commitments, Legal Proceedings and Contingencies, and Guarantees, of the Notes to Consolidated Financial Statements in "Item 8. Financial Statements and Supplementary Data" in our 2012 Form 10-K describes the nature of our guarantees, including the approximate terms of the guarantees, how the guarantees arose, the events or circumstances that would require us to perform under the guarantees, and the maximum potential undiscounted amounts of future payments we could be required to make. As of June 30, 2013, there have been no material changes to the guarantees disclosed in the 2012 Form 10-K.

Commitments, Legal Proceedings and Contingencies, and Guarantees

Commitments

We have commitments for leases and long-term debt that are discussed further in Note 6, Leases, and Note 9, Debt. In addition, we have purchase obligations for goods and services, capital expenditures, and raw materials entered into in the normal course of business.

We are a party to a number of long-term log and fiber supply agreements. At December 31, 2012, our total obligation for log and fiber purchases under contracts with third parties was approximately $227 million based on fixed contract pricing or first quarter 2013 pricing for variable contracts. Under most of these log and fiber supply agreements, we have the right to cancel or reduce our commitments in the event of a mill curtailment or shutdown. Future purchase prices under most of these agreements will be set quarterly or semiannually based on regional market prices. Our log and fiber obligations are subject to change based on, among other things, the effect of governmental laws and regulations, our manufacturing operations not operating in the normal course of business, log and fiber availability, and the status of environmental appeals. Except for deposits required pursuant to wood supply contracts, these obligations are not recorded in our consolidated financial statements until the transactions occur. In July 2012, there was a change in the ownership of timberlands that serve as a significant source of fiber to our Wood Products segment pursuant to a number of long-term fiber supply agreements. The affected supply agreements remain in place, with our rights and the new owners' obligations under those agreements unchanged. As such, we do not anticipate the ownership transition will negatively affect our operations.

We enter into utility contracts for the purchase of electricity and natural gas. We also purchase these services under utility tariffs. At December 31, 2012, we had approximately $8.6 million of utility purchase commitments. These payment obligations were estimated either at market prices as of December 31, 2012, or at a fixed price, in each case in accordance with the terms of the related utility contract or tariff. Because we consume the energy in the manufacture of our products, these obligations represent the face value of the contracts, not resale value.

Legal Proceedings and Contingencies

We are a party to routine legal proceedings that arise in the ordinary course of our business. We are not currently a party to any legal proceedings or environmental claims that we believe would, individually or in the aggregate, have a material adverse effect on our financial position, results of operations, or cash flows.

Guarantees

We provide guarantees, indemnifications, and assurances to others.

Boise Cascade and its subsidiaries (Boise Cascade Building Materials Distribution, L.L.C., and Boise Cascade Wood Products, L.L.C.) act as co-borrowers under our Revolving Credit Facility, described in Note 9, Debt. Their obligations are guaranteed by each of our remaining domestic subsidiaries.

Boise Cascade and its wholly owned subsidiary, Boise Finance, issued $250.0 million of 6.375% senior notes due in 2020. At December 31, 2012, $250.0 million of the notes were outstanding. The Senior Notes are guaranteed by each of Boise Cascade's existing and future direct or indirect domestic subsidiaries that is a guarantor or co-borrower under our Revolving Credit Facility, other than Boise Finance. See Note 9, Debt and Note 18, Consolidating Guarantor and Nonguarantor Financial Information, for more information.

Boise Cascade issued guarantees to a limited number of trade creditors of one or more of its principal operating subsidiaries, Boise Cascade Building Materials Distribution, L.L.C., and Boise Cascade Wood Products, L.L.C., for trade credit obligations arising in the ordinary course of the business of such operating subsidiaries. These included guarantees of the obligations of Boise Cascade Wood Products, L.L.C., with respect to present and future timber sale agreements and several facility and rolling stock leases entered into by such subsidiaries and by Boise Cascade Building Materials Distribution, L.L.C. Boise Cascade's exposure under these agreements is limited to future timber purchases and the minimum lease payment requirements under the agreements. Boise Cascade also enters into guarantees of various raw material or energy supply agreements arising in the ordinary course of business.

All surety bonds and most letters of credit supporting obligations of subsidiaries sold or liabilities assumed by Boise Inc. in connection with the sale of our Paper and Packaging & Newsprint assets in 2008 have been replaced by new surety bonds or letters of credit issued without our credit support. The principal exception is letters of credit supporting workers' compensation obligations assumed by Boise Inc., which as a matter of state law must remain in our name even though the underlying liabilities and exposures have been assumed by Boise Inc. We are entitled to an indemnification from the purchaser for liabilities with respect to such letters of credit arising from workers' compensation claims assumed by Boise Inc. and for our costs of maintaining Boise Inc.'s share of any such letter of credit.

We enter into a wide range of indemnification arrangements in the ordinary course of business. These include tort indemnifications, tax indemnifications, financing transactions, indemnifications against third-party claims arising out of arrangements to provide services to us, and indemnifications in merger and acquisition agreements. At December 31, 2012, we are unable to estimate the maximum potential liability under these indemnifications, and we are not aware of any material liabilities arising from these indemnifications.

Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Acquisition Agreement

On July 19, 2013, we entered into an agreement to purchase the Southeast operations of Wood Resources LLC. These operations consist of a plywood manufacturing facility located in each of North and South Carolina. In accordance with the terms of the purchase agreement, we will acquire 100% of the equity interests in both Chester Wood Products LLC and Moncure Plywood LLC.

The purchase price for the acquisition is $102.0 million, subject to adjustment at closing based upon a working capital target. The closing of the acquisition is expected to occur prior to September 30, 2013. The agreement contains standard representations and warranties, indemnities and closing conditions, including receipt of approval under the Hart-Scott-Rodino Act of 1976, as amended. Of the purchase price, $5.1 million will be placed into escrow at closing to satisfy any claims for indemnification, 50% of which is eligible to be released after one year with the balance released after two years (assuming no pending claims). We currently intend to finance the acquisition with approximately $77.0 million of cash on hand and approximately $25.0 million of drawings under our revolving credit facility.

Stock Repurchase Agreement, Secondary Offering, and Revolving Credit Facility Amendment

On July 22, 2013, we entered into a Share Repurchase Agreement (the "Agreement") with BC Holdings. Under the Agreement, on July 30, 2013 we repurchased 3,864,062 shares of common stock from BC Holdings for $100.0 million in the Repurchase concurrently with the closing of the secondary offering by BC Holdings, whereby BC Holdings sold 10,000,000 shares of Boise Cascade common stock. The purchase price for the repurchased shares equaled the net price paid by the underwriters in connection with the secondary offering. We funded the Repurchase with cash on hand.
On July 19, 2013, Boise Cascade and certain of its subsidiaries, as borrowers, entered into the fourth amendment to its revolving credit facility (the “Amendment”), with Wells Fargo Capital Finance, LLC, as administrative agent for the lenders, and the lenders party thereto. The Amendment permitted the consummation of the Repurchase in an amount not to exceed $100.0 million at any time prior to August 20, 2013.

Subsequent Events

On February 4, 2013, we converted to a Delaware corporation from a Delaware limited liability company by filing a certificate of conversion in Delaware. The common stock authorized and outstanding, par values, net income (loss) per share amounts, and other per-share disclosures for all periods presented have been adjusted to reflect the impact of this conversion. No shares were dilutive or antidilutive in any period presented.

	Year Ended December 31
	2012	2011	2010
	(thousands, except for per-share data)
Net income (loss)	$41,496	$(46,363)	$(33,297)
Weighted average number of common shares for basic net income (loss) per common share	29,700	29,700	29,700
Incremental effect of dilutive common stock equivalents	—	—	—
Weighted average number of common shares for diluted net income (loss) per common share	29,700	29,700	29,700
Net income (loss) per common share:
Basic	$1.40	$(1.56)	$(1.12)
Diluted	$1.40	$(1.56)	$(1.12)

See Note 13, Equity, for a discussion of our initial public offering subsequent to December 31, 2012.

Consolidating Guarantor and Nonguarantor Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Consolidating Guarantor and Nonguarantor Financial Information [Abstract]
Consolidating Guarantor and Nonguarantor Financial Information
Consolidating Guarantor and Nonguarantor Financial Information

The following consolidating financial information presents the Statements of Comprehensive Income (Loss), Balance Sheets, and Cash Flows related to Boise Cascade. The Senior Notes are guaranteed fully and unconditionally and jointly and severally by each of our existing and future subsidiaries (other than our foreign subsidiaries). Each of our existing subsidiaries that is a guarantor of the Senior Notes is 100% owned by Boise Cascade. Other than the consolidated financial statements and footnotes for Boise Cascade and the consolidating financial information, financial statements and other disclosures concerning the guarantors have not been presented because management believes that such information is not material to investors. The reclassifications to net income from accumulated other comprehensive loss are recorded primarily in our guarantor subsidiaries.

Furthermore, the cancellation provisions in the related indenture regarding guarantor subsidiaries are customary, and they do not include an arrangement that permits a guarantor subsidiary to opt out of the obligation prior to or during the term of the debt. Each guarantor subsidiary is automatically released from its obligations as a guarantor upon the sale of the subsidiary or substantially all of its assets to a third party, the designation of the subsidiary as an unrestricted subsidiary for purposes of the covenants included in the indenture, the release of the indebtedness under the indenture, or if the issuer exercises its legal defeasance option or the discharge of its obligations in accordance with the indenture governing the Senior Notes.
Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Three Months Ended June 30, 2013
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$848,515	$3,780	$—	$852,295
Intercompany	—	—	2,920	(2,920)	—
	—	848,515	6,700	(2,920)	852,295

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	746,539	7,692	(3,235)	750,996
Depreciation and amortization	33	8,429	304	—	8,766
Selling and distribution expenses	—	59,461	641	—	60,102
General and administrative expenses	4,045	5,891	—	315	10,251
Other (income) expense, net	5	261	(305)	—	(39)
	4,083	820,581	8,332	(2,920)	830,076

Income (loss) from operations	(4,083)	27,934	(1,632)	—	22,219

Foreign exchange loss	(200)	(69)	(22)	—	(291)
Interest expense	(4,781)	—	—	—	(4,781)
Interest income	27	35	—	—	62
	(4,954)	(34)	(22)	—	(5,010)

Income (loss) before income taxes and equity in net income of affiliates	(9,037)	27,900	(1,654)	—	17,209
Income tax provision	(6,797)	—	—	—	(6,797)

Income (loss) before equity in net income of affiliates	(15,834)	27,900	(1,654)	—	10,412
Equity in net income of affiliates	26,246	—	—	(26,246)	—
Net income (loss)	10,412	27,900	(1,654)	(26,246)	10,412

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	1,411	—	—	—	1,411
Amortization of prior service costs	14	—	—	—	14
Other comprehensive income, net of tax	1,425	—	—	—	1,425
Comprehensive income (loss)	$11,837	$27,900	$(1,654)	$(26,246)	$11,837

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Three Months Ended June 30, 2012
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$729,794	$3,106	$—	$732,900
Intercompany	—	—	3,276	(3,276)	—
	—	729,794	6,382	(3,276)	732,900

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	629,755	6,352	(3,500)	632,607
Depreciation and amortization	32	7,857	449	—	8,338
Selling and distribution expenses	—	59,691	777	—	60,468
General and administrative expenses	4,040	6,424	1	224	10,689
Other (income) expense, net	31	953	(331)	—	653
	4,103	704,680	7,248	(3,276)	712,755

Income (loss) from operations	(4,103)	25,114	(866)	—	20,145

Foreign exchange loss	(25)	(134)	(130)	—	(289)
Interest expense	(4,818)	—	—	—	(4,818)
Interest income	38	49	—	—	87
	(4,805)	(85)	(130)	—	(5,020)

Income (loss) before income taxes and equity in net income of affiliates	(8,908)	25,029	(996)	—	15,125
Income tax provision	(75)	(3)	—	—	(78)

Income (loss) before equity in net income of affiliates	(8,983)	25,026	(996)	—	15,047
Equity in net income of affiliates	24,030	—	—	(24,030)	—
Net income (loss)	15,047	25,026	(996)	(24,030)	15,047

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	1,958	—	—	—	1,958
Amortization of prior service costs	42	—	—	—	42
Other comprehensive income, net of tax	2,000	—	—	—	2,000
Comprehensive income (loss)	$17,047	$25,026	$(996)	$(24,030)	$17,047

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Six Months Ended June 30, 2013
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$1,590,898	$6,275	$—	$1,597,173
Intercompany	—	—	5,558	(5,558)	—
	—	1,590,898	11,833	(5,558)	1,597,173

Costs and expenses
Materials, labor, and other operating expenses, (excluding depreciation)	—	1,388,126	13,662	(5,945)	1,395,843
Depreciation and amortization	79	16,553	611	—	17,243
Selling and distribution expenses	—	115,833	1,273	—	117,106
General and administrative expenses	8,148	11,762	—	387	20,297
Other (income) expense, net	7	487	(667)	—	(173)
	8,234	1,532,761	14,879	(5,558)	1,550,316

Income (loss) from operations	(8,234)	58,137	(3,046)	—	46,857

Foreign exchange loss	(230)	(113)	(28)	—	(371)
Interest expense	(9,672)	—	—	—	(9,672)
Interest income	55	69	—	—	124
	(9,847)	(44)	(28)	—	(9,919)

Income (loss) before income taxes and equity in net income of affiliates	(18,081)	58,093	(3,074)	—	36,938
Income tax benefit	54,310	—	—	—	54,310

Income (loss) before equity in net income of affiliates	36,229	58,093	(3,074)	—	91,248
Equity in net income of affiliates	55,019	—	—	(55,019)	—
Net income (loss)	91,248	58,093	(3,074)	(55,019)	91,248

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	2,806	—	—	—	2,806
Amortization of prior service costs	28	—	—	—	28
Other comprehensive income, net of tax	2,834	—	—	—	2,834
Comprehensive income (loss)	$94,082	$58,093	$(3,074)	$(55,019)	$94,082

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Six Months Ended June 30, 2012
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$1,314,042	$5,844	$—	$1,319,886
Intercompany	—	—	6,527	(6,527)	—
	—	1,314,042	12,371	(6,527)	1,319,886

Costs and expenses
Materials, labor, and other operating expenses, (excluding depreciation)	—	1,137,095	12,531	(6,895)	1,142,731
Depreciation and amortization	64	15,497	896	—	16,457
Selling and distribution expenses	—	112,750	1,532	—	114,282
General and administrative expenses	7,703	11,665	1	368	19,737
Other (income) expense, net	78	1,196	(989)	—	285
	7,845	1,278,203	13,971	(6,527)	1,293,492

Income (loss) from operations	(7,845)	35,839	(1,600)	—	26,394

Foreign exchange gain (loss)	26	(59)	(70)	—	(103)
Interest expense	(9,631)	—	—	—	(9,631)
Interest income	89	105	—	—	194
	(9,516)	46	(70)	—	(9,540)

Income (loss) before income taxes and equity in net income of affiliates	(17,361)	35,885	(1,670)	—	16,854
Income tax provision	(127)	(12)	—	—	(139)

Income (loss) before equity in net income of affiliates	(17,488)	35,873	(1,670)	—	16,715
Equity in net income of affiliates	34,203	—	—	(34,203)	—
Net income (loss)	16,715	35,873	(1,670)	(34,203)	16,715

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	3,984	—	—	—	3,984
Amortization of prior service costs and other	83	—	—	—	83
Other comprehensive income, net of tax	4,067	—	—	—	4,067
Comprehensive income (loss)	$20,782	$35,873	$(1,670)	$(34,203)	$20,782

Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at June 30, 2013 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$232,619	$36	$12	$—	$232,667
Receivables
Trade, less allowances	—	204,727	995	—	205,722
Related parties	17	417	—	—	434
Other	(87)	6,466	233	—	6,612
Inventories	—	361,849	6,501	—	368,350
Deferred income taxes	19,747	—	2	—	19,749
Prepaid expenses and other	4,672	7,049	130	—	11,851
	256,968	580,544	7,873	—	845,385

Property and equipment, net	612	252,441	8,256	—	261,309
Timber deposits	—	7,267	—	—	7,267
Deferred financing costs	7,279	—	—	—	7,279
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Deferred income taxes	44,819	—	—	—	44,819
Other assets	20	7,465	1	—	7,486
Investments in affiliates	639,843	—	—	(639,843)	—
Total assets	$949,541	$868,787	$16,130	$(639,843)	$1,194,615

Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at June 30, 2013 (continued) (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDERS' EQUITY
Current
Accounts payable
Trade	$10,894	$183,339	$973	$—	$195,206
Related parties	402	1,555	—	—	1,957
Accrued liabilities	—	—	—	—
Compensation and benefits	15,764	25,910	365	—	42,039
Interest payable	2,745	—	—	—	2,745
Other	1,979	28,137	759	—	30,875
	31,784	238,941	2,097	—	272,822

Debt
Long-term debt	250,000	—	—	—	250,000

Other
Compensation and benefits	195,384	—	—	—	195,384
Other long-term liabilities	10,411	4,036	—	—	14,447
	205,795	4,036	—	—	209,831

Commitments and contingent liabilities

Stockholders' equity
Preferred stock	—	—	—	—	—
Common stock	432	—	—	—	432
Additional paid-in capital	494,908	—	—	—	494,908
Accumulated other comprehensive loss	(118,395)	—	—	—	(118,395)
Retained earnings	85,017	—	—	—	85,017
Subsidiary equity	—	625,810	14,033	(639,843)	—
Total stockholders' equity	461,962	625,810	14,033	(639,843)	461,962
Total liabilities and stockholders' equity	$949,541	$868,787	$16,130	$(639,843)	$1,194,615
Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$54,294	$35	$178	$—	$54,507
Receivables
Trade, less allowances	65	133,554	1,124	—	134,743
Related parties	16	658	—	—	674
Other	25	5,631	548	—	6,204
Inventories	—	320,279	5,527	—	325,806
Deferred income taxes	—	—	2	—	2
Prepaid expenses and other	914	4,576	31	—	5,521
	55,314	464,733	7,410	—	527,457

Property and equipment, net	1,284	255,869	8,771	—	265,924
Timber deposits	—	6,221	—	—	6,221
Deferred financing costs	7,562	—	—	—	7,562
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	729	7,435	—	—	8,164
Investments in affiliates	565,355	—	—	(565,355)	—
Total assets	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at December 31, 2012 (continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$11,072	$128,565	$555	$—	$140,192
Related parties	402	1,548	—	—	1,950
Accrued liabilities
Compensation and benefits	17,272	43,938	604	—	61,814
Interest payable	3,188	—	—	—	3,188
Other	2,082	25,873	1,088	—	29,043
	34,016	199,924	2,247	—	236,187

Debt
Long-term debt	275,000	—	—	—	275,000

Other
Compensation and benefits	206,668	—	—	—	206,668
Other long-term liabilities	10,353	3,983	—	—	14,336
	217,021	3,983	—	—	221,004

Redeemable equity	6,443	—	—	—	6,443

Commitments and contingent liabilities

Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	256,927	—	—	—	256,927
Accumulated other comprehensive loss	(121,229)	—	—	—	(121,229)
Accumulated deficit	(38,231)	—	—	—	(38,231)
Subsidiary equity	—	551,421	13,934	(565,355)	—
Total stockholder's equity	97,764	551,421	13,934	(565,355)	97,764
Total liabilities and stockholder's equity	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company and Subsidiaries Consolidating Statements of Cash Flows For the Six Months Ended June 30, 2013 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$91,248	$58,093	$(3,074)	$(55,019)	$91,248
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(55,019)	—	—	55,019	—
Depreciation and amortization, including deferred financing costs and other	967	16,553	611	—	18,131
Stock-based compensation	1,073	—	—	—	1,073
Pension expense	5,434	—	—	—	5,434
Deferred income taxes	(66,314)	—	—	—	(66,314)
Other	—	(277)	—	—	(277)
Decrease (increase) in working capital
Receivables	253	(71,768)	28	—	(71,487)
Inventories	—	(41,570)	(974)	—	(42,544)
Prepaid expenses and other	49	(2,474)	(98)	—	(2,523)
Accounts payable and accrued liabilities	(2,932)	40,101	(336)	—	36,833
Pension contributions	(9,970)	—	—	—	(9,970)
Income taxes payable	(877)	1	(5)	—	(881)
Other	(3,397)	(1,148)	(1)	—	(4,546)
Net cash used for operations	(39,485)	(2,489)	(3,849)	—	(45,823)
Cash provided by (used for) investment
Expenditures for property and equipment	—	(13,932)	(110)	—	(14,042)
Proceeds from sales of assets	—	129	417	—	546
Other	1	(3)	12	—	10
Net cash provided by (used for) investment	1	(13,806)	319	—	(13,486)
Cash provided by (used for) financing
Net proceeds from issuance of common stock	262,599	—	—	—	262,599
Issuances of long-term debt	55,000	—	—	—	55,000
Payments of long-term debt	(80,000)	—	—	—	(80,000)
Financing costs	(321)	—	—	—	(321)
Other	—	—	191	—	191
Due to (from) affiliates	(19,469)	16,296	3,173	—	—
Net cash provided by financing	217,809	16,296	3,364	—	237,469
Net increase (decrease) in cash and cash equivalents	178,325	1	(166)	—	178,160
Balance at beginning of the period	54,294	35	178	—	54,507
Balance at end of the period	$232,619	$36	$12	$—	$232,667

Boise Cascade Company and Subsidiaries Consolidating Statements of Cash Flows For the Six Months Ended June 30, 2012 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$16,715	$35,873	$(1,670)	$(34,203)	$16,715
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(34,203)	—	—	34,203	—
Depreciation and amortization, including deferred financing costs and other	1,271	15,497	896	—	17,664
Pension expense	6,394	—	—	—	6,394
Other	(30)	(123)	(316)	—	(469)
Decrease (increase) in working capital, net of acquisitions
Receivables	936	(59,643)	(719)	(56)	(59,482)
Inventories	—	(34,363)	(791)	—	(35,154)
Prepaid expenses and other	104	(2,291)	(64)	—	(2,251)
Accounts payable and accrued liabilities	2,220	66,382	(423)	56	68,235
Pension contributions	(7,874)	—	—	—	(7,874)
Income taxes payable	(36)	12	(5)	—	(29)
Other	865	169	—	—	1,034
Net cash provided by (used for) operations	(13,638)	21,513	(3,092)	—	4,783
Cash provided by (used for) investment
Expenditures for property and equipment	(28)	(10,843)	(81)	—	(10,952)
Acquisitions of businesses and facilities	—	(2,355)	—	—	(2,355)
Proceeds from sales of assets	—	145	—	—	145
Other	(3)	2	—	—	(1)
Net cash used for investment	(31)	(13,051)	(81)	—	(13,163)
Cash provided by (used for) financing
Due to (from) affiliates	5,317	(8,454)	3,137	—	—
Net cash provided by (used for) financing	5,317	(8,454)	3,137	—	—
Net increase (decrease) in cash and cash equivalents	(8,352)	8	(36)	—	(8,380)
Balance at beginning of the period	182,326	20	109	—	182,455
Balance at end of the period	$173,974	$28	$73	$—	$174,075

Consolidating Guarantor and Nonguarantor Financial Information

The following consolidating financial information presents the Statements of Comprehensive Income (Loss), Balance Sheets, and Cash Flows related to Boise Cascade. The Senior Notes are guaranteed fully and unconditionally, and jointly and severally by each of our existing and future subsidiaries (other than our foreign subsidiaries). Each of our existing subsidiaries that is a guarantor of the Senior Notes is 100% owned by Boise Cascade. Other than the consolidated financial statements and footnotes for Boise Cascade and the consolidating financial information, financial statements and other disclosures concerning the guarantors have not been presented because management believes that such information is not material to investors.

Furthermore, the cancellation provisions of the guarantor subsidiaries are customary and they do not include an arrangement that permits a guarantor subsidiary to opt out of the obligation prior to or during the term of the debt. Each guarantor subsidiary is automatically released from its obligations as a guarantor upon the sale of the subsidiary or substantially all of its assets to a third party, the designation of the subsidiary as an unrestricted subsidiary for purposes of the covenants included in the indenture, the release of the indebtedness under the indenture, or if the issuer exercises its legal defeasance option or the discharge of its obligations in accordance with the indenture governing the Senior Notes.
Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,746,208	$13,082	$—	$2,759,290
Intercompany	—	—	13,396	(13,396)	—
Related parties	—	19,772	—	—	19,772
	—	2,765,980	26,478	(13,396)	2,779,062

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	2,329,853	27,885	(14,564)	2,343,174
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	60,271	—	—	60,271
Depreciation and amortization	120	31,691	1,596	—	33,407
Selling and distribution expenses	—	231,593	3,462	—	235,055
General and administrative expenses	16,425	25,529	—	1,168	43,122
Other (income) expense, net	126	2,818	(2,042)	—	902
	16,671	2,681,755	30,901	(13,396)	2,715,931

Income (loss) from operations	(16,671)	84,225	(4,423)	—	63,131

Foreign exchange gain (loss)	149	(124)	12	—	37
Interest expense	(21,757)	—	—	—	(21,757)
Interest income	196	196	—	—	392
	(21,412)	72	12	—	(21,328)

Income (loss) before income taxes and equity in net income of affiliates	(38,083)	84,297	(4,411)	—	41,803
Income tax provision	(300)	(7)	—	—	(307)

Income (loss) before equity in net income of affiliates	(38,383)	84,290	(4,411)	—	41,496
Equity in net income of affiliates	79,879	—	—	(79,879)	—
Net income (loss)	41,496	84,290	(4,411)	(79,879)	41,496

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(8,432)	—	—	—	(8,432)
Amortization of actuarial loss	7,632	—	—	—	7,632
Amortization of prior service costs	416	—	—	—	416
Other comprehensive loss	(384)	—	—	—	(384)
Comprehensive income (loss)	$41,112	$84,290	$(4,411)	$(79,879)	$41,112

Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,215,983	$13,342	$—	$2,229,325
Intercompany	—	—	11,157	(11,157)	—
Related parties	—	18,763	—	—	18,763
	—	2,234,746	24,499	(11,157)	2,248,088

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	1,939,993	24,436	(11,810)	1,952,619
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	40,058	—	—	40,058
Depreciation and amortization	240	35,010	1,772	—	37,022
Selling and distribution expenses	—	202,254	2,744	—	204,998
General and administrative expenses	13,613	22,976	—	653	37,242
Other (income) expense, net	111	4,114	(1,030)	—	3,195
	13,964	2,244,405	27,922	(11,157)	2,275,134

Loss from operations	(13,964)	(9,659)	(3,423)	—	(27,046)

Foreign exchange gain (loss)	(510)	20	(7)	—	(497)
Interest expense	(18,987)	—	—	—	(18,987)
Interest income	185	222	—	—	407
	(19,312)	242	(7)	—	(19,077)

Loss before income taxes and equity in net loss of affiliates	(33,276)	(9,417)	(3,430)	—	(46,123)
Income tax provision	(216)	(24)	—	—	(240)

Loss before equity in net loss of affiliates	(33,492)	(9,441)	(3,430)	—	(46,363)
Equity in net loss of affiliates	(12,871)	—	—	12,871	—
Net loss	(46,363)	(9,441)	(3,430)	12,871	(46,363)

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(83,528)	—	—	—	(83,528)
Amortization of actuarial loss	2,703	—	—	—	2,703
Amortization of prior service costs and other	175	—	—	—	175
Other comprehensive loss	(80,650)	—	—	—	(80,650)
Comprehensive loss	$(127,013)	$(9,441)	$(3,430)	$12,871	$(127,013)
Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2010

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,200,379	$14,953	$—	$2,215,332
Intercompany	—	57	14,398	(14,455)	—
Related parties	—	25,259	—	—	25,259
	—	2,225,695	29,351	(14,455)	2,240,591

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	1,930,316	31,442	(14,396)	1,947,362
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	33,613	—	—	33,613
Depreciation and amortization	346	32,635	1,918	—	34,899
Selling and distribution expenses	—	201,079	1,385	—	202,464
General and administrative expenses	14,400	24,122	—	(59)	38,463
General and administrative expenses from related party	1,576	—	—	—	1,576
Other (income) expense, net	373	(4,881)	(116)	—	(4,624)
	16,695	2,216,884	34,629	(14,455)	2,253,753

Income (loss) from operations	(16,695)	8,811	(5,278)	—	(13,162)

Foreign exchange gain (loss)	12	(57)	397	—	352
Gain on repurchase of long-term debt	28	—	—	—	28
Interest expense	(21,005)	—	—	—	(21,005)
Interest income	386	404	—	—	790
	(20,579)	347	397	—	(19,835)

Income (loss) before income taxes and equity in net income of affiliates	(37,274)	9,158	(4,881)	—	(32,997)
Income tax provision	(215)	(66)	(19)	—	(300)

Income (loss) before equity in net income of affiliates	(37,489)	9,092	(4,900)	—	(33,297)
Equity in net income of affiliates	4,192	—	—	(4,192)	—
Net income (loss)	(33,297)	9,092	(4,900)	(4,192)	(33,297)

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(4,027)	—	—	—	(4,027)
Amortization of actuarial loss	556	—	—	—	556
Amortization of prior service costs	178	—	—	—	178
Other comprehensive loss	(3,293)	—	—	—	(3,293)
Comprehensive income (loss)	$(36,590)	$9,092	$(4,900)	$(4,192)	$(36,590)

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$54,294	$35	$178	$—	$54,507
Receivables
Trade, less allowances	65	133,554	1,124	—	134,743
Related parties	16	658	—	—	674
Other	25	5,631	548	—	6,204
Inventories	—	320,279	5,527	—	325,806
Prepaid expenses and other	914	4,576	33	—	5,523
	55,314	464,733	7,410	—	527,457

Property and equipment, net	1,284	255,869	8,771	—	265,924
Timber deposits	—	6,221	—	—	6,221
Deferred financing costs	7,562	—	—	—	7,562
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	729	7,435	—	—	8,164
Investments in affiliates	565,355	—	—	(565,355)	—
Total assets	$630,244	$755,328	$16,181	$(565,355)	$836,398
Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2012 (Continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$11,072	$128,565	$555	$—	$140,192
Related parties	402	1,548	—	—	1,950
Accrued liabilities
Compensation and benefits	17,272	43,938	604	—	61,814
Interest payable	3,188	—	—	—	3,188
Other	2,082	25,873	1,088	—	29,043
	34,016	199,924	2,247	—	236,187

Debt
Long-term debt	275,000	—	—	—	275,000

Other
Compensation and benefits	206,668	—	—	—	206,668
Other long-term liabilities	10,353	3,983	—	—	14,336
	217,021	3,983	—	—	221,004
Redeemable equity	6,443	—	—	—	6,443

Commitments and contingent liabilities

Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	256,927	—	—	—	256,927
Accumulated other comprehensive loss	(121,229)	—	—	—	(121,229)
Accumulated deficit	(38,231)	—	—	—	(38,231)
Subsidiary equity	—	551,421	13,934	(565,355)	—
Total stockholder's equity	97,764	551,421	13,934	(565,355)	97,764
Total liabilities and stockholder's equity	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$182,326	$20	$109	$—	$182,455
Receivables
Trade, less allowances	—	118,267	634	—	118,901
Related parties	935	301	—	—	1,236
Intercompany	—	56	—	(56)	—
Other	(90)	3,661	225	—	3,796
Inventories	—	278,580	5,398	—	283,978
Prepaid expenses and other	843	3,972	49	—	4,864
	184,014	404,857	6,415	(56)	595,230

Property and equipment, net	1,259	255,117	10,080	—	266,456
Timber deposits	—	8,327	—	—	8,327
Deferred financing costs	4,962	—	—	—	4,962
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	20	6,765	1	—	6,786
Investments in affiliates	557,925	—	—	(557,925)	—
Total assets	$748,180	$696,136	$16,496	$(557,981)	$902,831

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2011 (Continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$8,633	$107,336	$789	$—	$116,758
Related parties	395	747	—	—	1,142
Intercompany	—	—	56	(56)	—
Accrued liabilities	—	—	—	—
Compensation and benefits	12,104	19,816	347	—	32,267
Interest payable	3,326	—	—	—	3,326
Other	2,470	21,045	971	—	24,486
	26,928	148,944	2,163	(56)	177,979

Debt
Long-term debt	219,560	—	—	—	219,560

Other
Compensation and benefits	200,248	—	—	—	200,248
Other long-term liabilities	10,076	3,600	—	—	13,676
	210,324	3,600	—	—	213,924
Redeemable equity	8,749	—	—	—	8,749

Commitments and contingent liabilities
Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	482,894	—	—	—	482,894
Accumulated other comprehensive loss	(120,845)	—	—	—	(120,845)
Accumulated deficit	(79,727)	—	—	—	(79,727)
Subsidiary equity	—	543,592	14,333	(557,925)	—
Total stockholder's equity	282,619	543,592	14,333	(557,925)	282,619
Total liabilities and stockholder's equity	$748,180	$696,136	$16,496	$(557,981)	$902,831

Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$41,496	$84,290	$(4,411)	$(79,879)	$41,496
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(79,879)	—	—	79,879	—
Depreciation and amortization, including deferred financing costs and other	3,924	31,691	1,596	—	37,211
Pension expense	12,653	—	—	—	12,653
Other	(61)	(115)	(295)	—	(471)
Decrease (increase) in working capital, net of acquisitions	—		—	—
Receivables	772	(17,558)	(396)	(56)	(17,238)
Inventories	—	(41,699)	(129)	—	(41,828)
Prepaid expenses and other	(71)	(596)	15	—	(652)
Accounts payable and accrued liabilities	3,787	49,115	83	56	53,041
Pension contributions	(8,486)	—	—	—	(8,486)
Other	4,066	342	2	—	4,410
Net cash provided by (used for) operations	(21,799)	105,470	(3,535)	—	80,136
Cash provided by (used for) investment
Expenditures for property and equipment	(28)	(26,886)	(472)	—	(27,386)
Acquisition of businesses and facilities	—	(2,355)	—	—	(2,355)
Proceeds from sales of assets	—	246	—	—	246
Other	(4)	1	64	—	61
Net cash used for investment	(32)	(28,994)	(408)	—	(29,434)
Cash provided by (used for) financing
Issuances of long-term debt	300,000	—	—	—	300,000
Payments of long-term debt	(244,560)	—	—	—	(244,560)
Distributions to Boise Cascade Holdings, L.L.C.	(228,268)	—	—	—	(228,268)
Financing costs	(5,822)	—	—	—	(5,822)
Due to (from) affiliates	72,449	(76,461)	4,012	—	—
Net cash provided by (used for) financing	(106,201)	(76,461)	4,012	—	(178,650)
Net increase (decrease) in cash and cash equivalents	(128,032)	15	69	—	(127,948)
Balance at beginning of the period	182,326	20	109	—	182,455
Balance at end of the period	$54,294	$35	$178	$—	$54,507

Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net loss	$(46,363)	$(9,441)	$(3,430)	$12,871	$(46,363)
Items in net loss not using (providing) cash
Equity in net loss of affiliates	12,871	—	—	(12,871)	—
Depreciation and amortization, including deferred financing costs and other	2,450	35,010	1,772	—	39,232
Pension expense	11,368	—	—	—	11,368
Other	564	1,250	406	—	2,220
Decrease (increase) in working capital, net of acquisitions
Receivables	(866)	(15,369)	560	—	(15,675)
Inventories	—	(21,416)	517	—	(20,899)
Prepaid expenses and other	112	(183)	(1)	—	(72)
Accounts payable and accrued liabilities	(829)	3,130	(423)	—	1,878
Pension contributions	(13,621)	—	—	—	(13,621)
Other	(685)	(358)	(6)	—	(1,049)
Net cash used for operations	(34,999)	(7,377)	(605)	—	(42,981)
Cash provided by (used for) investment
Expenditures for property and equipment	(21)	(32,703)	(813)	—	(33,537)
Acquisitions of businesses and facilities	—	(5,782)	—	—	(5,782)
Proceeds from sales of assets	—	3,126	—	—	3,126
Other	(265)	(60)	(99)	—	(424)
Net cash used for investment	(286)	(35,419)	(912)	—	(36,617)
Cash provided by (used for) financing
Credit facility financing costs	(2,548)	—	—	—	(2,548)
Due to (from) affiliates	(44,205)	42,800	1,405	—	—
Net cash provided by (used for) financing	(46,753)	42,800	1,405	—	(2,548)
Net increase (decrease) in cash and cash equivalents	(82,038)	4	(112)	—	(82,146)
Balance at beginning of the period	264,364	16	221	—	264,601
Balance at end of the period	$182,326	$20	$109	$—	$182,455
Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2010

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$(33,297)	$9,092	$(4,900)	$(4,192)	$(33,297)
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(4,192)	—	—	4,192	—
Depreciation and amortization, including deferred financing costs and other	3,121	32,635	1,918	—	37,674
Pension expense	7,449	—	—	—	7,449
Management equity units expense	1,625	—	—	—	1,625
Gain on repurchase of long-term debt	(28)	—	—	—	(28)
Other	(2)	116	(457)	—	(343)
Decrease (increase) in working capital, net
Receivables	107	(6,398)	(47)	—	(6,338)
Inventories	—	(27,001)	(1,427)	—	(28,428)
Prepaid expenses and other	(251)	(71)	22	—	(300)
Accounts payable and accrued liabilities	847	30,369	1,203	—	32,419
Pension contributions	(3,873)	—	—	—	(3,873)
Other	3,057	678	(8)	—	3,727
Net cash provided by (used for) operations	(25,437)	39,420	(3,696)	—	10,287
Cash provided by (used for) investment
Expenditures for property and equipment	(10)	(34,675)	(1,066)	—	(35,751)
Proceeds from sales of assets	656	520	78	—	1,254
Other	—	(1,358)	402	—	(956)
Net cash provided by (used for) investment	646	(35,513)	(586)	—	(35,453)
Cash provided by (used for) financing
Issuances of long-term debt	45,000	—	—	—	45,000
Payments of long-term debt	(128,451)	—	—	—	(128,451)
Proceeds from Boise Cascade Holdings, L.L.C., for sale of shares of Boise Inc.	86,117	—	—	—	86,117
Due to (from) affiliates	(510)	(3,910)	4,420	—	—
Net cash provided by (used for) financing	2,156	(3,910)	4,420	—	2,666
Net increase (decrease) in cash and cash equivalents	(22,635)	(3)	138	—	(22,500)
Balance at beginning of the period	286,999	19	83	—	287,101
Balance at end of the period	$264,364	$16	$221	$—	$264,601

Level 2 Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Use of Estimates [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets; legal contingencies; guarantee obligations; indemnifications; assumptions used in retirement benefits; income taxes; and vendor and customer rebates, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in these estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets; legal contingencies; guarantee obligations; indemnifications; assumptions used in retirement benefits; and vendor and customer rebates, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in these estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

Vendor Rebates and Allowances [Policy Text Block]
Rebates and allowances received from our vendors are recognized as a reduction of "Materials, labor, and other operating expenses (excluding depreciation)" when the product is sold, unless the rebates and allowances are linked to a specific incremental cost to sell a vendor's product. Amounts received from vendors that are linked to specific selling and distribution expenses are recognized as a reduction of "Selling and distribution expenses" in the period the expense is incurred.

Rebates and allowances received from our vendors are recognized as a reduction of "Materials, labor, and other operating expenses (excluding depreciation)" when the product is sold, unless the rebates and allowances are linked to a specific incremental cost to sell a vendor's product. Amounts received from vendors that are linked to specific selling and distribution expenses are recognized as a reduction of "Selling and distribution expenses" in the period the expense is incurred.

Customer Rebates and Allowances [Policy Text Block]
We also provide rebates to our customers and our customers' customers based on the volume of their purchases. We provide the rebates to increase the sell-through of our products. The rebates are recorded as a decrease in "Sales."

We also provide rebates to our customers and our customers' customers based on the volume of their purchases. We provide the rebates to increase the sell-through of our products. The rebates are recorded as a decrease in "Sales, Trade."

Leases [Policy Text Block]
For purposes of determining straight-line rent expense, the lease term is calculated from the date we first take possession of the facility, including any periods of free rent and any renewal option periods we are reasonably assured of exercising.

Leases
We assess lease classification as either capital or operating at lease inception or upon modification. We lease a portion of our distribution centers as well as other property and equipment under operating leases. Substantially all lease agreements have fixed payment terms based on the passage of time. Some lease agreements provide us with the option to purchase the leased property. Additionally, some agreements contain renewal options generally ranging from two to five years, with fixed payment terms similar to those in the original lease agreements. For purposes of determining straight-line rent expense, the lease term is calculated from the date we first take possession of the facility, including any periods of free rent and any renewal option periods we are reasonably assured of exercising.

Fair Value [Policy Text Block]
Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy under U.S. generally accepted accounting principles (GAAP) gives the highest priority to quoted market prices (Level 1) and the lowest priority to unobservable inputs (Level 3). In general, and where applicable, we use quoted prices in active markets for identical assets or liabilities to determine fair value (Level 1). If quoted prices in active markets for identical assets or liabilities are not available to determine fair value, we use quoted prices for similar assets and liabilities or inputs that are observable either directly or indirectly (Level 2). If quoted prices for identical or similar assets are not available or are unobservable, we may use internally developed valuation models, whose inputs include bid prices, and third-party valuations utilizing underlying asset assumptions (Level 3).

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy under U.S. generally accepted accounting principles (GAAP) gives the highest priority to quoted market prices (Level 1) and the lowest priority to unobservable inputs (Level 3). In general, and where applicable, we use quoted prices in active markets for identical assets or liabilities to determine fair value (Level 1). If quoted prices in active markets for identical assets or liabilities are not available to determine fair value, we use quoted prices for similar assets and liabilities or inputs that are observable either directly or indirectly (Level 2). If quoted prices for identical or similar assets are not available or are unobservable, we may use internally developed valuation models, whose inputs include bid prices, and third-party valuations utilizing underlying asset assumptions (Level 3). See Note 11, Retirement and Benefit Plans, for the fair value measurements of our defined benefit plans' assets.

Financial Instruments [Policy Text Block]
Financial Instruments

Our financial instruments are cash and cash equivalents, accounts receivable, accounts payable, and long-term debt. Our cash is recorded at cost, which approximates fair value, and our cash equivalents are money market funds measured at fair value. As of June 30, 2013, and December 31, 2012, we held $176.8 million and $10.6 million, respectively, in money market funds that are measured at fair value on a recurring basis using Level 1 inputs. The recorded values of accounts receivable and accounts payable approximate fair values based on their short-term nature. At June 30, 2013, the book value of our fixed-rate debt was $250.0 million, and the fair value was estimated to be $253.8 million. The difference between the book value and the fair value is derived from the difference between the period-end market interest rate and the stated rate of our fixed-rate, long-term debt. We estimated the fair value based on quoted market prices for our debt (Level 1 measurement).

Financial Instruments

Our financial instruments are cash and cash equivalents, accounts receivable, accounts payable, and long-term debt. Our cash is recorded at cost, which approximates fair value, and our cash equivalents are money market funds measured at fair value. As of December 31, 2012 and 2011, we held $10.6 million and $164.6 million, respectively, in money market funds that are measured at fair value on a recurring basis using Level 1 inputs. The recorded values of accounts receivable and accounts payable approximate fair values based on their short-term nature. At December 31, 2012, the book value of our fixed-rate debt was $250.0 million, and the fair value was estimated to be $251.6 million. The difference between the book value and the fair value is derived from the difference between the period-end market interest rate and the stated rate of our fixed-rate, long-term debt. We estimated the fair value based on quoted market prices for similar traded debt (Level 2 measurement).

New and recently adopted accounting standards [Policy Text Block]
New and Recently Adopted Accounting Standards

In July 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (Topic 740). This ASU requires that liabilities related to unrecognized tax benefits offset deferred tax assets for net operating loss carry forwards, a similar tax loss or a tax credit carry forward (Carryforward), if such settlement is required or expected in the event the uncertain tax position is disallowed. In situations in which a Carryforward cannot be used or the deferred tax asset is not intended to be used for such purpose, the unrecognized tax benefit should be recorded as a liability and should not offset deferred tax assets.  The guidance is effective for annual and interim reporting periods beginning after December 15, 2013. We are currently evaluating the effect, if any, the adoption of this standard will have on our financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires entities to disclose additional information about changes in and significant items reclassified out of accumulated other comprehensive income. We adopted the provisions of this guidance January 1, 2013, and it had no effect on our financial position and results of operations. For additional information, see Note 8, Stockholders' Equity.

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, which gives entities the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. We adopted the provisions of this guidance January 1, 2013, and it had no effect on our financial position and results of operations.

There were no other accounting standards recently issued that had or are expected to have a material impact on our consolidated financial statements and associated disclosures.

New and Recently Adopted Accounting Standards

In February 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires entities to disclose additional information about changes in and significant items reclassified out of accumulated other comprehensive income. The guidance is effective for annual and interim reporting periods beginning after December 15, 2012. We do not believe the adoption of this update will have a material effect on our consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite - Lived Intangible Assets for Impairment, which gives entities the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite‑lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite‑lived intangible asset is impaired, the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite‑lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. The amended guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We do not believe the adoption of this guidance will have a material impact on our consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which gives entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of a reporting unit in step 1 of the goodwill impairment test. If entities determine, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. Otherwise, further testing would not be needed. We adopted the provisions of this guidance January 1, 2012, and it had no effect on our financial position and results of operations. For additional information, see the Goodwill and Intangible Assets section of Note 2 above.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of equity, among other amendments. Instead, the company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. We adopted this guidance retrospectively as of January 1, 2012, by adding the Consolidated Statements of Comprehensive Income (Loss) to our consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). This ASU was issued to provide largely identical guidance about fair value measurement and disclosure requirements for entities that disclose the fair value of an asset, a liability, or an instrument classified in shareholders' equity in their consolidated financial statements as that provided in the International Accounting Standards Board's new IFRS 13, Fair Value Measurement. This ASU does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it already is required or permitted under GAAP. We adopted the provisions of ASU 2011-04 on January 1, 2012. The adoption of this guidance did not have a material effect on our financial statement disclosures.

There were no other accounting standards recently issued that had or are expected to have a material impact on our consolidated financial statements and associated disclosures.

Level 3 Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Inventories [Table Text Block]
Inventories included the following (work in process was not material):

	June 30, 2013	December 31, 2012
	(thousands)
Finished goods and work in process	$316,605	$267,115
Logs	29,517	37,273
Other raw materials and supplies	22,228	21,418
	$368,350	$325,806

Inventories include the following (work in process is not material):

	December 31, 2012	December 31, 2011
	(thousands)
Finished goods and work in process	$267,115	$223,605
Logs	37,273	41,243
Other raw materials and supplies	21,418	19,130
	$325,806	$283,978

Property and Equipment [Table Text Block]
Property and equipment consisted of the following asset classes:

	June 30, 2013	December 31, 2012
	(thousands)
Land	$34,992	$35,662
Buildings	88,818	88,129
Improvements	34,731	34,526
Office equipment and vehicles	85,954	80,857
Machinery and equipment	271,166	264,084
Construction in progress	9,928	11,176
	525,589	514,434
Less accumulated depreciation	(264,280)	(248,510)
	$261,309	$265,924

Property and equipment consisted of the following asset classes with the following general range of estimated useful lives:

	December 31, 2012	December 31, 2011	General Range of Estimated Useful Lives in Years
	(thousands)
Land	$35,662	$35,469
Buildings	88,129	84,510	20	-	40
Improvements	34,526	32,645	10	-	15
Office equipment and vehicles	80,857	74,349	3	-	7
Machinery and equipment	264,084	253,933	7	-	12
Construction in progress	11,176	5,812
	514,434	486,718
Less accumulated depreciation	(248,510)	(220,262)
	$265,924	$266,456

Income Taxes Level 3 Income Taxes (Tables)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the statutory U.S. federal tax provision and the reported tax provision is as follows (dollars in thousands):

Six Months Ended June 30, 2013

Income before income taxes	$36,938
Statutory U.S. income tax rate	35.0%

Statutory tax provision	$12,928
State taxes	1,231
Other	197
Total	$14,356

Effective income tax rate excluding discrete item	38.9%

Recognition of beginning deferred tax balances	$(68,666)

Income tax benefit with discrete item	$(54,310)

Effective income tax rate with discrete item	(147.0)%

Income Tax Provision (Benefit) [Table Text Block]
The income tax provision (benefit) shown in the Consolidated Statements of Operations includes the following (dollars in thousands):

Six Months Ended June 30, 2013

Current income tax provision (benefit)
Federal	$10,208
State	1,796
Foreign	—
Total current	$12,004

Deferred income tax provision (benefit)
Federal	$(60,745)
State	(5,569)
Foreign	—
Total deferred	$(66,314)
Income tax provision (benefit)	$(54,310)

Net Income Per Common Share Level 3 Net Income Per Common Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Net Income Per Common Share [Table Text Block]
The following table sets forth the computation of basic and diluted net income per common share:

	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(thousands, except per-share data)
Net income	$10,412	$15,047	$91,248	$16,715
Weighted average common shares outstanding during the period (for basic calculation)	43,229	29,700	40,415	29,700
Dilutive effect of other potential common shares	4	—	2	—
Weighted average common shares and potential common shares (for diluted calculation)	43,233	29,700	40,417	29,700

Net income per common share - Basic	$0.24	$0.51	$2.26	$0.56
Net income per common share - Diluted	$0.24	$0.51	$2.26	$0.56

Level 3 Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt [Table Text Block]
Long-term debt consisted of the following:

	June 30, 2013	December 31, 2012
	(thousands)
Asset-based revolving credit facility	$—	$25,000
6.375% senior notes	250,000	250,000
Long-term debt	$250,000	$275,000

Long-term debt consisted of the following:

	December 31, 2012	December 31, 2011
	(thousands)
Asset-based revolving credit facility	$25,000	$—
6.375% senior notes	250,000	—
7.125% senior subordinated notes	—	219,560
Long-term debt	$275,000	$219,560

Level 3 Retirement and Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2013
Retirement and Benefit Plans [Abstract]
Retirement and Benefit Plans [Table Text Block]
The following table presents the pension benefit costs:

	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(thousands)
Service cost	$671	$1,182	$1,342	$2,351
Interest cost	4,650	4,824	9,292	9,667
Expected return on plan assets	(4,916)	(4,847)	(9,782)	(9,691)
Amortization of actuarial loss	2,281	1,958	4,537	3,984
Amortization of prior service costs	22	42	45	83
Net periodic benefit cost	$2,708	$3,159	$5,434	$6,394

Stock-Based Compensation Level 3 Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Activity [Table Text Block]
The following is a summary of our stock option activity:

	Number of Options	Weighted Average Exercise Price Per Option	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(years)	(thousands)
Outstanding, December 31, 2012	—	$—
Granted	161,257	27.19
Outstanding, June 30, 2013	161,257	$27.19	9.7	$—
Vested and expected to vest, June 30, 2013	132,484	$27.19	9.7	$—
Exercisable, June 30, 2013	—	$—	—	$—

Assumptions Used to Calculate Fair Value of Stock Options [Table Text Block]
The fair value for stock option awards was estimated at the grant date using the Black-Scholes option valuation model with the following weighted average assumptions:

Six Months Ended June 30, 2013
Expected volatility	60.9%
Expected life (in years)	6.0
Risk-free interest rate	1.0%
Expected dividends	—
Weighted average fair value per option granted	$14.87

Nonvested Share Activity [Table Text Block]
The following summarizes the activity of our PSUs and RSUs awarded under the 2013 Incentive Plan for the six months ended June 30, 2013:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested, December 31, 2012	—	$—
Granted	104,285	26.65
Unvested, June 30, 2013	104,285	$26.65

Stock-Based Compensation Expense Recognized [Table Text Block]
Total stock-based compensation recognized from stock options, PSUs, and RSUs, net of estimated forfeitures, was as follows:

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
	(thousands)
Stock options	$195	$268
PSUs and RSUs	635	805
Total	$830	$1,073

Stockholders' Equity Level 3 Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The following table details the changes in accumulated other comprehensive loss for the three and six months ended June 30, 2013 and 2012:

	Changes in Accumulated Other Comprehensive Loss
	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(thousands)
Beginning Balance	$(119,820)	$(118,778)	$(121,229)	$(120,845)
Defined benefit pension plans, amounts reclassified from accumulated other comprehensive loss, net of tax of $878, $0, $1,748, and $0, respectively (a)	1,425	2,000	2,834	4,067
Ending Balance	$(118,395)	$(116,778)	$(118,395)	$(116,778)
___________________________________

(a)
Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.

Level 3 Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Information [Abstract]
Segment information [Table Text Block]
An analysis of our operations by segment is as follows:

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Three Months Ended June 30, 2013
Wood Products	$170.8	$109.6	$280.4	$23.0	$6.5	$29.6
Building Materials Distribution	681.5	—	681.5	3.3	2.2	5.5
Corporate and Other	—	—	—	(4.4)	—	(4.4)
Intersegment eliminations	—	(109.6)	(109.6)	—	—	—
	$852.3	$—	$852.3	21.9	$8.8	$30.7
Interest expense				(4.8)
Interest income				0.1
				$17.2

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Three Months Ended June 30, 2012
Wood Products	$152.4	$89.4	$241.8	$15.5	$6.1	$21.7
Building Materials Distribution	580.5	—	580.5	8.7	2.2	10.9
Corporate and Other	—	—	—	(4.4)	—	(4.4)
Intersegment eliminations	—	(89.4)	(89.4)	—	—	—
	$732.9	$—	$732.9	19.9	$8.3	$28.2
Interest expense				(4.8)
Interest income				0.1
				$15.1

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Six Months Ended June 30, 2013
Wood Products	$334.6	$215.1	$549.6	$43.9	$12.8	$56.6
Building Materials Distribution	1,262.6	—	1,262.6	11.3	4.4	15.7
Corporate and Other	—	—	—	(8.6)	0.1	(8.6)
Intersegment eliminations	—	(215.1)	(215.1)	—	—	—
	$1,597.2	$—	$1,597.2	46.5	$17.2	$63.7
Interest expense				(9.7)
Interest income				0.1
				$36.9

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Six Months Ended June 30, 2012
Wood Products	$288.0	$165.1	$453.0	$26.4	$12.0	$38.4
Building Materials Distribution	1,032.0	—	1,032.0	7.9	4.4	12.3
Corporate and Other	—	—	—	(7.9)	0.1	(7.9)
Intersegment eliminations	—	(165.1)	(165.1)	—	—	—
	$1,319.9	$—	$1,319.9	26.3	$16.5	$42.7
Interest expense				(9.6)
Interest income				0.2
				$16.9

___________________________________

(a)
EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.

The following is a reconciliation of net income to EBITDA:

	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(millions)
Net income(1)	$10.4	$15.0	$91.2	$16.7
Interest expense	4.8	4.8	9.7	9.6
Interest income	(0.1)	(0.1)	(0.1)	(0.2)
Income tax provision (benefit)(1)	6.8	0.1	(54.3)	0.1
Depreciation and amortization	8.8	8.3	17.2	16.5
EBITDA	$30.7	$28.2	$63.7	$42.7

 _______________________________________

(1)	The six months ended June 30, 2013, includes $68.7 million of income tax benefit associated with the recording of net deferred tax assets upon our conversion to a corporation.

An analysis of our operations by segment is as follows:

					Income
					(Loss)			Capital
	Sales				Before	Depreciation		Expendi-
		Related	Inter-		Income	and	EBITDA	tures
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	(a)	Assets
	(millions)
Year Ended December 31, 2012
Building Materials Distribution	$2,189.8	$—	$0.5	$2,190.2	$24.0	$8.8	$32.9	$7.1	$415.7
Wood Products	569.5	19.8	353.9	943.3	55.8	24.4	80.2	22.7	366.1
Corporate and Other	—	—	—	—	(16.7)	0.1	(16.5)	—	54.6
Intersegment eliminations	—	—	(354.4)	(354.4)	—	—	—	—	—
	$2,759.3	$19.8	$—	$2,779.1	63.2	$33.4	$96.6	$29.7	$836.4
Interest expense					(21.8)
Interest income					0.4
					$41.8

					Income
					(Loss)			Capital
	Sales				Before	Depreciation		Expendi-
		Related	Inter-		Income	and	EBITDA	tures
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	(a)	Assets
	(millions)
Year Ended December 31, 2011
Building Materials Distribution (b)	$1,777.9	$—	$1.4	$1,779.4	$2.0	$8.4	$10.4	$10.0	$366.9
Wood Products (b)	451.4	18.8	242.3	712.5	(15.1)	28.4	13.3	29.3	351.6
Corporate and Other	—	—	—	—	(14.5)	0.2	(14.2)	—	184.3
Intersegment eliminations	—	—	(243.7)	(243.7)	—	—	—	—	—
	$2,229.3	$18.8	$—	$2,248.1	(27.5)	$37.0	$9.5	$39.3	$902.8
Interest expense					(19.0)
Interest income					0.4
					$(46.1)

					Income
					(Loss)
	Sales				Before	Depreciation		Capital
		Related	Inter-		Income	and	EBITDA	Expendi-
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	tures	Assets
	(millions)
Year Ended December 31, 2010
Building Materials Distribution (c)	$1,776.6	$—	$1.4	$1,778.0	$11.6	$7.5	$19.1	$12.9	$356.4
Wood Products (c)	438.8	25.3	223.4	687.4	(8.1)	27.1	19.0	22.9	335.3
Corporate and Other	—	—	—	—	(16.3)	0.3	(16.0)	—	260.6
Intersegment eliminations	—	—	(224.8)	(224.8)	—	—	—	—	—
	$2,215.3	$25.3	$—	$2,240.6	(12.8)	$34.9	$22.1	$35.8	$952.2
Interest expense					(21.0)
Interest income					0.8
					$(33.0)
___________________________________

(a)
Capital spending in 2012 for Wood Products includes $2.4 million for the acquisition of a sawmill in Arden, Washington. Capital spending in 2011 for Wood Products includes $5.8 million for the acquisition of a laminated beam and decking manufacturing plant in Homedale, Idaho.

(b)
In 2011, we permanently closed a laminated beam plant in our Wood Products segment, and we recorded the related expense of $1.3 million in "Other (income) expense, net" and $0.4 million of accelerated depreciation in "Depreciation and Amortization" in our Consolidated Statement of Operations for the year ended December 31, 2011. Also, during the year ended December 31, 2011, we recorded $2.0 million of noncash asset write-downs in "Other (income) expense, net," of which $1.2 million was recorded in our Building Materials Distribution segment and $0.9 million was recorded in our Wood Products segment.

(c)
Included $4.6 million of income for cash received from a litigation settlement related to vendor product pricing. We recorded $4.1 million in our Building Materials Distribution segment and $0.5 million in our Wood Products segment.

(d)
EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.

The following is a reconciliation of net income (loss) to EBITDA for the consolidated company:

	Year Ended December 31
	2012	2011	2010
	(millions)
Net income (loss)	$41.5	$(46.4)	$(33.3)
Interest expense	21.8	19.0	21.0
Interest income	(0.4)	(0.4)	(0.8)
Income tax provision	0.3	0.2	0.3
Depreciation and amortization	33.4	37.0	34.9
EBITDA	$96.6	$9.5	$22.1

Level 3 Consolidating Guarantor and Nonguarantor Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Consolidating Guarantor and Nonguarantor Financial Information [Abstract]
Consolidating Statements of Comprehensive Income (Loss) [Table Text Block]
Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Three Months Ended June 30, 2013
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$848,515	$3,780	$—	$852,295
Intercompany	—	—	2,920	(2,920)	—
	—	848,515	6,700	(2,920)	852,295

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	746,539	7,692	(3,235)	750,996
Depreciation and amortization	33	8,429	304	—	8,766
Selling and distribution expenses	—	59,461	641	—	60,102
General and administrative expenses	4,045	5,891	—	315	10,251
Other (income) expense, net	5	261	(305)	—	(39)
	4,083	820,581	8,332	(2,920)	830,076

Income (loss) from operations	(4,083)	27,934	(1,632)	—	22,219

Foreign exchange loss	(200)	(69)	(22)	—	(291)
Interest expense	(4,781)	—	—	—	(4,781)
Interest income	27	35	—	—	62
	(4,954)	(34)	(22)	—	(5,010)

Income (loss) before income taxes and equity in net income of affiliates	(9,037)	27,900	(1,654)	—	17,209
Income tax provision	(6,797)	—	—	—	(6,797)

Income (loss) before equity in net income of affiliates	(15,834)	27,900	(1,654)	—	10,412
Equity in net income of affiliates	26,246	—	—	(26,246)	—
Net income (loss)	10,412	27,900	(1,654)	(26,246)	10,412

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	1,411	—	—	—	1,411
Amortization of prior service costs	14	—	—	—	14
Other comprehensive income, net of tax	1,425	—	—	—	1,425
Comprehensive income (loss)	$11,837	$27,900	$(1,654)	$(26,246)	$11,837

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Three Months Ended June 30, 2012
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$729,794	$3,106	$—	$732,900
Intercompany	—	—	3,276	(3,276)	—
	—	729,794	6,382	(3,276)	732,900

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	629,755	6,352	(3,500)	632,607
Depreciation and amortization	32	7,857	449	—	8,338
Selling and distribution expenses	—	59,691	777	—	60,468
General and administrative expenses	4,040	6,424	1	224	10,689
Other (income) expense, net	31	953	(331)	—	653
	4,103	704,680	7,248	(3,276)	712,755

Income (loss) from operations	(4,103)	25,114	(866)	—	20,145

Foreign exchange loss	(25)	(134)	(130)	—	(289)
Interest expense	(4,818)	—	—	—	(4,818)
Interest income	38	49	—	—	87
	(4,805)	(85)	(130)	—	(5,020)

Income (loss) before income taxes and equity in net income of affiliates	(8,908)	25,029	(996)	—	15,125
Income tax provision	(75)	(3)	—	—	(78)

Income (loss) before equity in net income of affiliates	(8,983)	25,026	(996)	—	15,047
Equity in net income of affiliates	24,030	—	—	(24,030)	—
Net income (loss)	15,047	25,026	(996)	(24,030)	15,047

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	1,958	—	—	—	1,958
Amortization of prior service costs	42	—	—	—	42
Other comprehensive income, net of tax	2,000	—	—	—	2,000
Comprehensive income (loss)	$17,047	$25,026	$(996)	$(24,030)	$17,047

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Six Months Ended June 30, 2013
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$1,590,898	$6,275	$—	$1,597,173
Intercompany	—	—	5,558	(5,558)	—
	—	1,590,898	11,833	(5,558)	1,597,173

Costs and expenses
Materials, labor, and other operating expenses, (excluding depreciation)	—	1,388,126	13,662	(5,945)	1,395,843
Depreciation and amortization	79	16,553	611	—	17,243
Selling and distribution expenses	—	115,833	1,273	—	117,106
General and administrative expenses	8,148	11,762	—	387	20,297
Other (income) expense, net	7	487	(667)	—	(173)
	8,234	1,532,761	14,879	(5,558)	1,550,316

Income (loss) from operations	(8,234)	58,137	(3,046)	—	46,857

Foreign exchange loss	(230)	(113)	(28)	—	(371)
Interest expense	(9,672)	—	—	—	(9,672)
Interest income	55	69	—	—	124
	(9,847)	(44)	(28)	—	(9,919)

Income (loss) before income taxes and equity in net income of affiliates	(18,081)	58,093	(3,074)	—	36,938
Income tax benefit	54,310	—	—	—	54,310

Income (loss) before equity in net income of affiliates	36,229	58,093	(3,074)	—	91,248
Equity in net income of affiliates	55,019	—	—	(55,019)	—
Net income (loss)	91,248	58,093	(3,074)	(55,019)	91,248

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	2,806	—	—	—	2,806
Amortization of prior service costs	28	—	—	—	28
Other comprehensive income, net of tax	2,834	—	—	—	2,834
Comprehensive income (loss)	$94,082	$58,093	$(3,074)	$(55,019)	$94,082

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Six Months Ended June 30, 2012
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$1,314,042	$5,844	$—	$1,319,886
Intercompany	—	—	6,527	(6,527)	—
	—	1,314,042	12,371	(6,527)	1,319,886

Costs and expenses
Materials, labor, and other operating expenses, (excluding depreciation)	—	1,137,095	12,531	(6,895)	1,142,731
Depreciation and amortization	64	15,497	896	—	16,457
Selling and distribution expenses	—	112,750	1,532	—	114,282
General and administrative expenses	7,703	11,665	1	368	19,737
Other (income) expense, net	78	1,196	(989)	—	285
	7,845	1,278,203	13,971	(6,527)	1,293,492

Income (loss) from operations	(7,845)	35,839	(1,600)	—	26,394

Foreign exchange gain (loss)	26	(59)	(70)	—	(103)
Interest expense	(9,631)	—	—	—	(9,631)
Interest income	89	105	—	—	194
	(9,516)	46	(70)	—	(9,540)

Income (loss) before income taxes and equity in net income of affiliates	(17,361)	35,885	(1,670)	—	16,854
Income tax provision	(127)	(12)	—	—	(139)

Income (loss) before equity in net income of affiliates	(17,488)	35,873	(1,670)	—	16,715
Equity in net income of affiliates	34,203	—	—	(34,203)	—
Net income (loss)	16,715	35,873	(1,670)	(34,203)	16,715

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	3,984	—	—	—	3,984
Amortization of prior service costs and other	83	—	—	—	83
Other comprehensive income, net of tax	4,067	—	—	—	4,067
Comprehensive income (loss)	$20,782	$35,873	$(1,670)	$(34,203)	$20,782

Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,746,208	$13,082	$—	$2,759,290
Intercompany	—	—	13,396	(13,396)	—
Related parties	—	19,772	—	—	19,772
	—	2,765,980	26,478	(13,396)	2,779,062

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	2,329,853	27,885	(14,564)	2,343,174
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	60,271	—	—	60,271
Depreciation and amortization	120	31,691	1,596	—	33,407
Selling and distribution expenses	—	231,593	3,462	—	235,055
General and administrative expenses	16,425	25,529	—	1,168	43,122
Other (income) expense, net	126	2,818	(2,042)	—	902
	16,671	2,681,755	30,901	(13,396)	2,715,931

Income (loss) from operations	(16,671)	84,225	(4,423)	—	63,131

Foreign exchange gain (loss)	149	(124)	12	—	37
Interest expense	(21,757)	—	—	—	(21,757)
Interest income	196	196	—	—	392
	(21,412)	72	12	—	(21,328)

Income (loss) before income taxes and equity in net income of affiliates	(38,083)	84,297	(4,411)	—	41,803
Income tax provision	(300)	(7)	—	—	(307)

Income (loss) before equity in net income of affiliates	(38,383)	84,290	(4,411)	—	41,496
Equity in net income of affiliates	79,879	—	—	(79,879)	—
Net income (loss)	41,496	84,290	(4,411)	(79,879)	41,496

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(8,432)	—	—	—	(8,432)
Amortization of actuarial loss	7,632	—	—	—	7,632
Amortization of prior service costs	416	—	—	—	416
Other comprehensive loss	(384)	—	—	—	(384)
Comprehensive income (loss)	$41,112	$84,290	$(4,411)	$(79,879)	$41,112

Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,215,983	$13,342	$—	$2,229,325
Intercompany	—	—	11,157	(11,157)	—
Related parties	—	18,763	—	—	18,763
	—	2,234,746	24,499	(11,157)	2,248,088

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	1,939,993	24,436	(11,810)	1,952,619
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	40,058	—	—	40,058
Depreciation and amortization	240	35,010	1,772	—	37,022
Selling and distribution expenses	—	202,254	2,744	—	204,998
General and administrative expenses	13,613	22,976	—	653	37,242
Other (income) expense, net	111	4,114	(1,030)	—	3,195
	13,964	2,244,405	27,922	(11,157)	2,275,134

Loss from operations	(13,964)	(9,659)	(3,423)	—	(27,046)

Foreign exchange gain (loss)	(510)	20	(7)	—	(497)
Interest expense	(18,987)	—	—	—	(18,987)
Interest income	185	222	—	—	407
	(19,312)	242	(7)	—	(19,077)

Loss before income taxes and equity in net loss of affiliates	(33,276)	(9,417)	(3,430)	—	(46,123)
Income tax provision	(216)	(24)	—	—	(240)

Loss before equity in net loss of affiliates	(33,492)	(9,441)	(3,430)	—	(46,363)
Equity in net loss of affiliates	(12,871)	—	—	12,871	—
Net loss	(46,363)	(9,441)	(3,430)	12,871	(46,363)

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(83,528)	—	—	—	(83,528)
Amortization of actuarial loss	2,703	—	—	—	2,703
Amortization of prior service costs and other	175	—	—	—	175
Other comprehensive loss	(80,650)	—	—	—	(80,650)
Comprehensive loss	$(127,013)	$(9,441)	$(3,430)	$12,871	$(127,013)
Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2010

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,200,379	$14,953	$—	$2,215,332
Intercompany	—	57	14,398	(14,455)	—
Related parties	—	25,259	—	—	25,259
	—	2,225,695	29,351	(14,455)	2,240,591

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	1,930,316	31,442	(14,396)	1,947,362
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	33,613	—	—	33,613
Depreciation and amortization	346	32,635	1,918	—	34,899
Selling and distribution expenses	—	201,079	1,385	—	202,464
General and administrative expenses	14,400	24,122	—	(59)	38,463
General and administrative expenses from related party	1,576	—	—	—	1,576
Other (income) expense, net	373	(4,881)	(116)	—	(4,624)
	16,695	2,216,884	34,629	(14,455)	2,253,753

Income (loss) from operations	(16,695)	8,811	(5,278)	—	(13,162)

Foreign exchange gain (loss)	12	(57)	397	—	352
Gain on repurchase of long-term debt	28	—	—	—	28
Interest expense	(21,005)	—	—	—	(21,005)
Interest income	386	404	—	—	790
	(20,579)	347	397	—	(19,835)

Income (loss) before income taxes and equity in net income of affiliates	(37,274)	9,158	(4,881)	—	(32,997)
Income tax provision	(215)	(66)	(19)	—	(300)

Income (loss) before equity in net income of affiliates	(37,489)	9,092	(4,900)	—	(33,297)
Equity in net income of affiliates	4,192	—	—	(4,192)	—
Net income (loss)	(33,297)	9,092	(4,900)	(4,192)	(33,297)

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(4,027)	—	—	—	(4,027)
Amortization of actuarial loss	556	—	—	—	556
Amortization of prior service costs	178	—	—	—	178
Other comprehensive loss	(3,293)	—	—	—	(3,293)
Comprehensive income (loss)	$(36,590)	$9,092	$(4,900)	$(4,192)	$(36,590)

Consolidating Balance Sheets [Table Text Block]
Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at June 30, 2013 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$232,619	$36	$12	$—	$232,667
Receivables
Trade, less allowances	—	204,727	995	—	205,722
Related parties	17	417	—	—	434
Other	(87)	6,466	233	—	6,612
Inventories	—	361,849	6,501	—	368,350
Deferred income taxes	19,747	—	2	—	19,749
Prepaid expenses and other	4,672	7,049	130	—	11,851
	256,968	580,544	7,873	—	845,385

Property and equipment, net	612	252,441	8,256	—	261,309
Timber deposits	—	7,267	—	—	7,267
Deferred financing costs	7,279	—	—	—	7,279
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Deferred income taxes	44,819	—	—	—	44,819
Other assets	20	7,465	1	—	7,486
Investments in affiliates	639,843	—	—	(639,843)	—
Total assets	$949,541	$868,787	$16,130	$(639,843)	$1,194,615

Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at June 30, 2013 (continued) (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDERS' EQUITY
Current
Accounts payable
Trade	$10,894	$183,339	$973	$—	$195,206
Related parties	402	1,555	—	—	1,957
Accrued liabilities	—	—	—	—
Compensation and benefits	15,764	25,910	365	—	42,039
Interest payable	2,745	—	—	—	2,745
Other	1,979	28,137	759	—	30,875
	31,784	238,941	2,097	—	272,822

Debt
Long-term debt	250,000	—	—	—	250,000

Other
Compensation and benefits	195,384	—	—	—	195,384
Other long-term liabilities	10,411	4,036	—	—	14,447
	205,795	4,036	—	—	209,831

Commitments and contingent liabilities

Stockholders' equity
Preferred stock	—	—	—	—	—
Common stock	432	—	—	—	432
Additional paid-in capital	494,908	—	—	—	494,908
Accumulated other comprehensive loss	(118,395)	—	—	—	(118,395)
Retained earnings	85,017	—	—	—	85,017
Subsidiary equity	—	625,810	14,033	(639,843)	—
Total stockholders' equity	461,962	625,810	14,033	(639,843)	461,962
Total liabilities and stockholders' equity	$949,541	$868,787	$16,130	$(639,843)	$1,194,615
Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$54,294	$35	$178	$—	$54,507
Receivables
Trade, less allowances	65	133,554	1,124	—	134,743
Related parties	16	658	—	—	674
Other	25	5,631	548	—	6,204
Inventories	—	320,279	5,527	—	325,806
Deferred income taxes	—	—	2	—	2
Prepaid expenses and other	914	4,576	31	—	5,521
	55,314	464,733	7,410	—	527,457

Property and equipment, net	1,284	255,869	8,771	—	265,924
Timber deposits	—	6,221	—	—	6,221
Deferred financing costs	7,562	—	—	—	7,562
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	729	7,435	—	—	8,164
Investments in affiliates	565,355	—	—	(565,355)	—
Total assets	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at December 31, 2012 (continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$11,072	$128,565	$555	$—	$140,192
Related parties	402	1,548	—	—	1,950
Accrued liabilities
Compensation and benefits	17,272	43,938	604	—	61,814
Interest payable	3,188	—	—	—	3,188
Other	2,082	25,873	1,088	—	29,043
	34,016	199,924	2,247	—	236,187

Debt
Long-term debt	275,000	—	—	—	275,000

Other
Compensation and benefits	206,668	—	—	—	206,668
Other long-term liabilities	10,353	3,983	—	—	14,336
	217,021	3,983	—	—	221,004

Redeemable equity	6,443	—	—	—	6,443

Commitments and contingent liabilities

Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	256,927	—	—	—	256,927
Accumulated other comprehensive loss	(121,229)	—	—	—	(121,229)
Accumulated deficit	(38,231)	—	—	—	(38,231)
Subsidiary equity	—	551,421	13,934	(565,355)	—
Total stockholder's equity	97,764	551,421	13,934	(565,355)	97,764
Total liabilities and stockholder's equity	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$54,294	$35	$178	$—	$54,507
Receivables
Trade, less allowances	65	133,554	1,124	—	134,743
Related parties	16	658	—	—	674
Other	25	5,631	548	—	6,204
Inventories	—	320,279	5,527	—	325,806
Prepaid expenses and other	914	4,576	33	—	5,523
	55,314	464,733	7,410	—	527,457

Property and equipment, net	1,284	255,869	8,771	—	265,924
Timber deposits	—	6,221	—	—	6,221
Deferred financing costs	7,562	—	—	—	7,562
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	729	7,435	—	—	8,164
Investments in affiliates	565,355	—	—	(565,355)	—
Total assets	$630,244	$755,328	$16,181	$(565,355)	$836,398
Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2012 (Continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$11,072	$128,565	$555	$—	$140,192
Related parties	402	1,548	—	—	1,950
Accrued liabilities
Compensation and benefits	17,272	43,938	604	—	61,814
Interest payable	3,188	—	—	—	3,188
Other	2,082	25,873	1,088	—	29,043
	34,016	199,924	2,247	—	236,187

Debt
Long-term debt	275,000	—	—	—	275,000

Other
Compensation and benefits	206,668	—	—	—	206,668
Other long-term liabilities	10,353	3,983	—	—	14,336
	217,021	3,983	—	—	221,004
Redeemable equity	6,443	—	—	—	6,443

Commitments and contingent liabilities

Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	256,927	—	—	—	256,927
Accumulated other comprehensive loss	(121,229)	—	—	—	(121,229)
Accumulated deficit	(38,231)	—	—	—	(38,231)
Subsidiary equity	—	551,421	13,934	(565,355)	—
Total stockholder's equity	97,764	551,421	13,934	(565,355)	97,764
Total liabilities and stockholder's equity	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$182,326	$20	$109	$—	$182,455
Receivables
Trade, less allowances	—	118,267	634	—	118,901
Related parties	935	301	—	—	1,236
Intercompany	—	56	—	(56)	—
Other	(90)	3,661	225	—	3,796
Inventories	—	278,580	5,398	—	283,978
Prepaid expenses and other	843	3,972	49	—	4,864
	184,014	404,857	6,415	(56)	595,230

Property and equipment, net	1,259	255,117	10,080	—	266,456
Timber deposits	—	8,327	—	—	8,327
Deferred financing costs	4,962	—	—	—	4,962
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	20	6,765	1	—	6,786
Investments in affiliates	557,925	—	—	(557,925)	—
Total assets	$748,180	$696,136	$16,496	$(557,981)	$902,831

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2011 (Continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$8,633	$107,336	$789	$—	$116,758
Related parties	395	747	—	—	1,142
Intercompany	—	—	56	(56)	—
Accrued liabilities	—	—	—	—
Compensation and benefits	12,104	19,816	347	—	32,267
Interest payable	3,326	—	—	—	3,326
Other	2,470	21,045	971	—	24,486
	26,928	148,944	2,163	(56)	177,979

Debt
Long-term debt	219,560	—	—	—	219,560

Other
Compensation and benefits	200,248	—	—	—	200,248
Other long-term liabilities	10,076	3,600	—	—	13,676
	210,324	3,600	—	—	213,924
Redeemable equity	8,749	—	—	—	8,749

Commitments and contingent liabilities
Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	482,894	—	—	—	482,894
Accumulated other comprehensive loss	(120,845)	—	—	—	(120,845)
Accumulated deficit	(79,727)	—	—	—	(79,727)
Subsidiary equity	—	543,592	14,333	(557,925)	—
Total stockholder's equity	282,619	543,592	14,333	(557,925)	282,619
Total liabilities and stockholder's equity	$748,180	$696,136	$16,496	$(557,981)	$902,831

Consolidating Statements of Cash Flows [Table Text Block]
Boise Cascade Company and Subsidiaries Consolidating Statements of Cash Flows For the Six Months Ended June 30, 2013 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$91,248	$58,093	$(3,074)	$(55,019)	$91,248
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(55,019)	—	—	55,019	—
Depreciation and amortization, including deferred financing costs and other	967	16,553	611	—	18,131
Stock-based compensation	1,073	—	—	—	1,073
Pension expense	5,434	—	—	—	5,434
Deferred income taxes	(66,314)	—	—	—	(66,314)
Other	—	(277)	—	—	(277)
Decrease (increase) in working capital
Receivables	253	(71,768)	28	—	(71,487)
Inventories	—	(41,570)	(974)	—	(42,544)
Prepaid expenses and other	49	(2,474)	(98)	—	(2,523)
Accounts payable and accrued liabilities	(2,932)	40,101	(336)	—	36,833
Pension contributions	(9,970)	—	—	—	(9,970)
Income taxes payable	(877)	1	(5)	—	(881)
Other	(3,397)	(1,148)	(1)	—	(4,546)
Net cash used for operations	(39,485)	(2,489)	(3,849)	—	(45,823)
Cash provided by (used for) investment
Expenditures for property and equipment	—	(13,932)	(110)	—	(14,042)
Proceeds from sales of assets	—	129	417	—	546
Other	1	(3)	12	—	10
Net cash provided by (used for) investment	1	(13,806)	319	—	(13,486)
Cash provided by (used for) financing
Net proceeds from issuance of common stock	262,599	—	—	—	262,599
Issuances of long-term debt	55,000	—	—	—	55,000
Payments of long-term debt	(80,000)	—	—	—	(80,000)
Financing costs	(321)	—	—	—	(321)
Other	—	—	191	—	191
Due to (from) affiliates	(19,469)	16,296	3,173	—	—
Net cash provided by financing	217,809	16,296	3,364	—	237,469
Net increase (decrease) in cash and cash equivalents	178,325	1	(166)	—	178,160
Balance at beginning of the period	54,294	35	178	—	54,507
Balance at end of the period	$232,619	$36	$12	$—	$232,667

Boise Cascade Company and Subsidiaries Consolidating Statements of Cash Flows For the Six Months Ended June 30, 2012 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$16,715	$35,873	$(1,670)	$(34,203)	$16,715
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(34,203)	—	—	34,203	—
Depreciation and amortization, including deferred financing costs and other	1,271	15,497	896	—	17,664
Pension expense	6,394	—	—	—	6,394
Other	(30)	(123)	(316)	—	(469)
Decrease (increase) in working capital, net of acquisitions
Receivables	936	(59,643)	(719)	(56)	(59,482)
Inventories	—	(34,363)	(791)	—	(35,154)
Prepaid expenses and other	104	(2,291)	(64)	—	(2,251)
Accounts payable and accrued liabilities	2,220	66,382	(423)	56	68,235
Pension contributions	(7,874)	—	—	—	(7,874)
Income taxes payable	(36)	12	(5)	—	(29)
Other	865	169	—	—	1,034
Net cash provided by (used for) operations	(13,638)	21,513	(3,092)	—	4,783
Cash provided by (used for) investment
Expenditures for property and equipment	(28)	(10,843)	(81)	—	(10,952)
Acquisitions of businesses and facilities	—	(2,355)	—	—	(2,355)
Proceeds from sales of assets	—	145	—	—	145
Other	(3)	2	—	—	(1)
Net cash used for investment	(31)	(13,051)	(81)	—	(13,163)
Cash provided by (used for) financing
Due to (from) affiliates	5,317	(8,454)	3,137	—	—
Net cash provided by (used for) financing	5,317	(8,454)	3,137	—	—
Net increase (decrease) in cash and cash equivalents	(8,352)	8	(36)	—	(8,380)
Balance at beginning of the period	182,326	20	109	—	182,455
Balance at end of the period	$173,974	$28	$73	$—	$174,075

Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$41,496	$84,290	$(4,411)	$(79,879)	$41,496
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(79,879)	—	—	79,879	—
Depreciation and amortization, including deferred financing costs and other	3,924	31,691	1,596	—	37,211
Pension expense	12,653	—	—	—	12,653
Other	(61)	(115)	(295)	—	(471)
Decrease (increase) in working capital, net of acquisitions	—		—	—
Receivables	772	(17,558)	(396)	(56)	(17,238)
Inventories	—	(41,699)	(129)	—	(41,828)
Prepaid expenses and other	(71)	(596)	15	—	(652)
Accounts payable and accrued liabilities	3,787	49,115	83	56	53,041
Pension contributions	(8,486)	—	—	—	(8,486)
Other	4,066	342	2	—	4,410
Net cash provided by (used for) operations	(21,799)	105,470	(3,535)	—	80,136
Cash provided by (used for) investment
Expenditures for property and equipment	(28)	(26,886)	(472)	—	(27,386)
Acquisition of businesses and facilities	—	(2,355)	—	—	(2,355)
Proceeds from sales of assets	—	246	—	—	246
Other	(4)	1	64	—	61
Net cash used for investment	(32)	(28,994)	(408)	—	(29,434)
Cash provided by (used for) financing
Issuances of long-term debt	300,000	—	—	—	300,000
Payments of long-term debt	(244,560)	—	—	—	(244,560)
Distributions to Boise Cascade Holdings, L.L.C.	(228,268)	—	—	—	(228,268)
Financing costs	(5,822)	—	—	—	(5,822)
Due to (from) affiliates	72,449	(76,461)	4,012	—	—
Net cash provided by (used for) financing	(106,201)	(76,461)	4,012	—	(178,650)
Net increase (decrease) in cash and cash equivalents	(128,032)	15	69	—	(127,948)
Balance at beginning of the period	182,326	20	109	—	182,455
Balance at end of the period	$54,294	$35	$178	$—	$54,507

Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net loss	$(46,363)	$(9,441)	$(3,430)	$12,871	$(46,363)
Items in net loss not using (providing) cash
Equity in net loss of affiliates	12,871	—	—	(12,871)	—
Depreciation and amortization, including deferred financing costs and other	2,450	35,010	1,772	—	39,232
Pension expense	11,368	—	—	—	11,368
Other	564	1,250	406	—	2,220
Decrease (increase) in working capital, net of acquisitions
Receivables	(866)	(15,369)	560	—	(15,675)
Inventories	—	(21,416)	517	—	(20,899)
Prepaid expenses and other	112	(183)	(1)	—	(72)
Accounts payable and accrued liabilities	(829)	3,130	(423)	—	1,878
Pension contributions	(13,621)	—	—	—	(13,621)
Other	(685)	(358)	(6)	—	(1,049)
Net cash used for operations	(34,999)	(7,377)	(605)	—	(42,981)
Cash provided by (used for) investment
Expenditures for property and equipment	(21)	(32,703)	(813)	—	(33,537)
Acquisitions of businesses and facilities	—	(5,782)	—	—	(5,782)
Proceeds from sales of assets	—	3,126	—	—	3,126
Other	(265)	(60)	(99)	—	(424)
Net cash used for investment	(286)	(35,419)	(912)	—	(36,617)
Cash provided by (used for) financing
Credit facility financing costs	(2,548)	—	—	—	(2,548)
Due to (from) affiliates	(44,205)	42,800	1,405	—	—
Net cash provided by (used for) financing	(46,753)	42,800	1,405	—	(2,548)
Net increase (decrease) in cash and cash equivalents	(82,038)	4	(112)	—	(82,146)
Balance at beginning of the period	264,364	16	221	—	264,601
Balance at end of the period	$182,326	$20	$109	$—	$182,455
Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2010

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$(33,297)	$9,092	$(4,900)	$(4,192)	$(33,297)
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(4,192)	—	—	4,192	—
Depreciation and amortization, including deferred financing costs and other	3,121	32,635	1,918	—	37,674
Pension expense	7,449	—	—	—	7,449
Management equity units expense	1,625	—	—	—	1,625
Gain on repurchase of long-term debt	(28)	—	—	—	(28)
Other	(2)	116	(457)	—	(343)
Decrease (increase) in working capital, net
Receivables	107	(6,398)	(47)	—	(6,338)
Inventories	—	(27,001)	(1,427)	—	(28,428)
Prepaid expenses and other	(251)	(71)	22	—	(300)
Accounts payable and accrued liabilities	847	30,369	1,203	—	32,419
Pension contributions	(3,873)	—	—	—	(3,873)
Other	3,057	678	(8)	—	3,727
Net cash provided by (used for) operations	(25,437)	39,420	(3,696)	—	10,287
Cash provided by (used for) investment
Expenditures for property and equipment	(10)	(34,675)	(1,066)	—	(35,751)
Proceeds from sales of assets	656	520	78	—	1,254
Other	—	(1,358)	402	—	(956)
Net cash provided by (used for) investment	646	(35,513)	(586)	—	(35,453)
Cash provided by (used for) financing
Issuances of long-term debt	45,000	—	—	—	45,000
Payments of long-term debt	(128,451)	—	—	—	(128,451)
Proceeds from Boise Cascade Holdings, L.L.C., for sale of shares of Boise Inc.	86,117	—	—	—	86,117
Due to (from) affiliates	(510)	(3,910)	4,420	—	—
Net cash provided by (used for) financing	2,156	(3,910)	4,420	—	2,666
Net increase (decrease) in cash and cash equivalents	(22,635)	(3)	138	—	(22,500)
Balance at beginning of the period	286,999	19	83	—	287,101
Balance at end of the period	$264,364	$16	$221	$—	$264,601

Nature of Operations and Consolidation Level 4 Nature of Operations and Consolidation (Details)	6 Months Ended	0 Months Ended
	Jun. 30, 2013	Jul. 30, 2013 Subsequent Event [Member]	Jul. 30, 2013 Subsequent Event [Member]	Feb. 11, 2013 Subsequent Event [Member]
Nature of Operations and Consolidation [Abstract]
Shares of common stock issued in IPO	13,529,412			13,529,412
Ownership percentage of majority stockholder after initial IPO	68.70%	40.20%	40.20%
Subsequent Event [Line Items]
Stock issued in secondary offering		10,000,000
Treasury Stock, Shares, Acquired			3,864,062
Ownership percentage of majority stockholder after secondary offering	68.70%	40.20%	40.20%

Level 4 Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vendor rebates and allowances	$ 4,000,000		$ 4,000,000		$ 4,100,000	$ 2,800,000
Customer rebates payable	21,200,000		21,200,000		19,700,000	15,600,000
Rental expense	3,700,000	3,600,000	7,300,000	7,200,000	14,300,000	14,500,000	14,200,000
Money market funds, fair value	176,800,000		176,800,000		10,600,000	164,600,000
Concentration of credit risk					11.00%	10.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration of credit risk			16.00%		14.00%	14.00%
6.375% senior notes [Member]
6.375% senior notes, book value	250,000,000		250,000,000		250,000,000	0
6.375% senior notes, fair value	$ 253,800,000		$ 253,800,000		$ 251,600,000

Summary of Significant Accounting Policies Level 4 Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory, Net [Abstract]
Finished goods and work in process	$ 316,605	$ 267,115	$ 223,605
Logs	29,517	37,273	41,243
Other raw materials and supplies	22,228	21,418	19,130
Inventories	$ 368,350	$ 325,806	$ 283,978

Summary of Significant Accounting Policies Level 4 Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and Equipement [Abstract]
Land	$ 34,992	$ 35,662	$ 35,469
Buildings	88,818	88,129	84,510
Improvements	34,731	34,526	32,645
Office equipment and vehicles	85,954	80,857	74,349
Machinery and equipment	271,166	264,084	253,933
Construction in progress	9,928	11,176	5,812
Property and equipment, gross	525,589	514,434	486,718
Less accumulated depreciation	(264,280)	(248,510)	(220,262)
Property and equipment, net	$ 261,309	$ 265,924	$ 266,456

Level 4 Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 04, 2013
Income Taxes [Line Items]
Deferred tax assets, gross								$ 101,900,000
Deferred tax liabilities, gross								33,200,000
Deferred tax assets, pensions								69,800,000
Deferred tax liabilities, property and equipment								27,400,000
Deferred tax assets, other employee benefits								18,000,000
Income Taxes Paid, Net			12,700,000	200,000	200,000	300,000	200,000
Income Tax Rate Reconciliation [Abstract]
Income before income taxes	17,209,000	15,125,000	36,938,000	16,854,000	41,803,000	(46,123,000)	(32,997,000)
Statutory U.S. income tax rate	35.00%		35.00%		38.00%
Statutory tax provision			12,928,000
State taxes			1,231,000
Other			197,000
Effective income tax rate excluding discrete item			(147.00%)		1.00%
Recognition of beginning deferred tax balances			(68,666,000)
Income tax provision (benefit)	6,797,000	78,000	(54,310,000)	139,000	307,000	240,000	300,000
Current income tax provision (benefit) [Abstract]
Federal			10,208,000
State			1,796,000
Foreign			0
Total current			12,004,000
Deferred income tax provision (benefit) [Abstract]
Federal			(60,745,000)
State			(5,569,000)
Foreign			0
Total deferred			(66,314,000)	0
Income tax provision (benefit)	6,797,000	78,000	(54,310,000)	139,000	307,000	240,000	300,000
Income tax expense, excluding discrete items [Member]
Income Tax Rate Reconciliation [Abstract]
Effective income tax rate excluding discrete item	39.50%		38.90%
Income tax provision (benefit)	6,800,000		14,356,000
Deferred income tax provision (benefit) [Abstract]
Income tax provision (benefit)	6,800,000		14,356,000
Capital loss carryforward [Member]
Income Taxes [Line Items]
Capital loss carryforwards, valuation allowance	$ 6,100,000		$ 6,100,000

Level 4 Net Income Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation of basic and diluted net income per common share
Net income	$ 10,412	$ 1,300	$ 23,500	$ 15,047	$ 1,700	$ (13,800)	[1]	$ (3,700)	$ (9,900)	$ (19,000)	[2]	$ 91,248	$ 16,715	$ 41,496	$ (46,363)	$ (33,297)
Weighted average common shares outstanding during the period (for basic calculation)	43,229,000			29,700,000								40,415,000	29,700,000
Dilutive effect of other potential common shares	4,000			0								2,000	0
Weighted average number of common shares for diluted net income (loss) per common share	43,233,000			29,700,000								40,417,000	29,700,000
Net income per common share - Basic	$ 0.24			$ 0.51								$ 2.26	$ 0.56
Net income per common share - Diluted	$ 0.24			$ 0.51								$ 2.26	$ 0.56
Antidilutive stock options	200,000			0								100,000	0

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.

Level 4 Debt (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt [Line Items]
Long-term debt	$ 250,000,000		$ 275,000,000	$ 219,560,000
Interest paid	9,200,000	8,400,000	18,100,000	16,700,000	18,600,000
Asset-based revolving credit facility [Member]
Debt [Line Items]
Asset-based revolvoing credit facility	0		25,000,000	0
6.375% senior notes [Member]
Debt [Line Items]
6.375% senior notes, book value	$ 250,000,000		$ 250,000,000	$ 0
Interest rate	6.38%		6.38%

Debt Level 4 Asset-Based Revolving Credit Facilities (Details) (USD $)	3 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended												0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 London Interbank Offered Rate (LIBOR) [Member] Minimum [Member]	Dec. 31, 2012 London Interbank Offered Rate (LIBOR) [Member] Maximum [Member]	Dec. 31, 2012 Base Rate [Member] Minimum [Member]	Dec. 31, 2012 Base Rate [Member] Maximum [Member]	Jun. 30, 2013 Asset-based revolving credit facility [Member]	Dec. 31, 2012 Asset-based revolving credit facility [Member]	Dec. 31, 2011 Asset-based revolving credit facility [Member]	Jun. 30, 2013 Asset-based revolving credit facility [Member] London Interbank Offered Rate (LIBOR) [Member] Minimum [Member]	Jun. 30, 2013 Asset-based revolving credit facility [Member] London Interbank Offered Rate (LIBOR) [Member] Maximum [Member]	Jun. 30, 2013 Asset-based revolving credit facility [Member] Base Rate [Member] Minimum [Member]	Jun. 30, 2013 Asset-based revolving credit facility [Member] Base Rate [Member] Maximum [Member]	Jul. 30, 2013 Subsequent Event [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, maximum borrowing capacity	$ 300,000,000
Treasury Stock, Value, Acquired, Cost Method																			100,000,000
Senior secured asset-based revolving credit facility, variable interest rate								1.75%	2.25%	0.75%	1.25%				1.75%	2.25%	0.75%	1.25%
Senior secured asset-based revolving credit facility, commitment fee rate				0.25%	0.38%	0.38%	0.50%
Senior secured asset-based revolving credit facility, current availability	290,700,000	195,600,000
Aggregate liquidity	523,400,000
Asset-based revolvoing credit facility												0	25,000,000	0
Letters of credit outstanding	9,300,000	10,000,000	11,300,000
Maximum borrowings under Revolving Credit Facility	$ 75,000,000	$ 50,000,000

Level 4 Retirement and Benefit Plans (Details) (USD $)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net periodic benefit cost [Abstract]
Service cost	$ 671,000		$ 1,182,000		$ 1,342,000	$ 2,351,000	$ 4,762,000	$ 5,112,000	$ 4,931,000
Interest cost	4,650,000		4,824,000		9,292,000	9,667,000	19,234,000	20,484,000	20,258,000
Expected return on plan assets	(4,916,000)		(4,847,000)		(9,782,000)	(9,691,000)	(19,390,000)	(17,910,000)	(18,474,000)
Amortization of actuarial loss	2,281,000		1,958,000		4,537,000	3,984,000	7,632,000	2,703,000	556,000
Amortization of prior service costs	22,000		42,000		45,000	83,000	165,000	175,000	178,000
Net periodic benefit cost	2,708,000		3,159,000		5,434,000	6,394,000	12,653,000	11,368,000	7,449,000
Pension contributions [Abstract]
Pension contributions		9,300,000			9,970,000	7,874,000	8,486,000	13,621,000	3,873,000
Estimated remaining 2013 contributions				$ 1,000,000

Level 4 Stock-Based Compensation (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation [Abstract]
Maximum number of shares approved for issuance under stock-based compensation plan	3,100,000	3,100,000
Number of shares available for future issuance under stock-based compensation plan	2,800,000	2,800,000
Number of Options [Abstract]
Stock options, Outstanding, December 31, 2012		0
Stock options, Granted		161,257
Stock options, Outstanding, June 30, 2013	161,257	161,257		0
Stock options, Vested and expected to vest, June 30, 2013	132,484	132,484
Stock options, Exercisable, June 30, 2013	0	0
Weighted Average Exercise Price Per Option [Abstract]
Weighted average exercise price, Outstanding at December 31, 2012		$ 0
Weighted average exercise price, Granted		$ 27.19
Weighted average exercise price, Outstanding at June 30, 2013	$ 27.19	$ 27.19		$ 0
Weighted average exercise price, Vested and expected to vest, June 30, 2013	$ 27.19	$ 27.19
Weighted average exercise price, Exercisable, June 30, 2013	$ 0	$ 0
Weighted Average Remaining Contractual Life (years) [Abstract]
Weighted average remaining life (years), Outstanding, June 30, 2013		9 years 7 months 25 days
Weighted average remaining life (years), Vested and expected to vest, June 30, 2013		9 years 7 months 25 days
Aggregate Intrinsic Value (thousands) [Abstract]
Aggregate intrinsic value (thousands), Outstanding, June 30, 2013	$ 0	$ 0
Aggregate intrinsic value (thousands), Vested and expected to vest, June 30, 2013	0	0
Aggregate intrinsic value (thousands), Exercisable, June 30, 2013	0	0
Assumptions used to calculate the fair value of stock options [Abstract]
Expected volatility		60.90%
Expected life (in years)		6 years
Risk-free interest rate		1.00%
Expected dividends		0.00%
Weighted average fair value per option granted		$ 14.87
Unvested, Number of shares [Abstract]
Unvested, December 31, 2012, Unvested shares		0
Granted, Unvested shares		104,285
Unvested, June 30, 2013, Unvested shares	104,285	104,285		0
Weighted Average Grant Date Fair Value [Abstract]
Unvested, December 31, 2012, Weighted Average Grant Date Fair Value		$ 0
Granted, Weighted Average Grant Date Fair Value		$ 26.65
Unvested, June 30, 2013, Weighted Average Grant Date Fair Value	$ 26.65	$ 26.65		$ 0
Compensation Expense [Abstract]
Stock-based compensation expense	830,000	1,073,000	0	0	0	1,625,000
Remaining unrecognized compensation expense	3,600,000	3,600,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		2 years 3 months
Stock Options [Member]
Compensation Expense [Abstract]
Stock-based compensation expense	195,000	268,000
Performance Stock Unit [Member]
Unvested, Number of shares [Abstract]
Granted, Unvested shares		90,124
Restricted Stock Unit [Member]
Unvested, Number of shares [Abstract]
Granted, Unvested shares		14,161
Performance Stock Unit and Restricted Stock Unit [Member]
Compensation Expense [Abstract]
Stock-based compensation expense	$ 635,000	$ 805,000

Level 4 Stockholders' Equity (Details) (USD $)	3 Months Ended				6 Months Ended				12 Months Ended			6 Months Ended		0 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Underwriting discounts and commissions [Member]	Jun. 30, 2013 Other offering expenses [Member]	Feb. 11, 2013 Subsequent Event [Member]	Jul. 30, 2013 Subsequent Event [Member]
Equity [Abstract]
Shares of common stock issued in IPO					13,529,412									13,529,412
Net proceeds from issuance of common stock					$ 262,599,000		$ 0							$ 263,000,000
Stock issuance costs												19,200,000	2,300,000
Common stock, authorized	300,000,000				300,000,000				300,000,000	300,000,000
Preferred stock, authorized	50,000,000				50,000,000				50,000,000	50,000,000
Common stock, outstanding	43,229,412				43,229,412				29,700,000	29,700,000					39,365,350
Reclassification of accumulated deficit to additional paid-in capital upon conversion from an LLC to a C Corporation					32,000,000
Accumulated Other Comprehensive Loss [Abstract]
Beginning Balance	(119,820,000)		(118,778,000)		(121,229,000)		(120,845,000)		(120,845,000)	(40,195,000)
Defined benefit plans, amounts reclassified from accumulated other comprehensive loss, net of tax	1,425,000	[1]	2,000,000	[1]	2,834,000	[1]	4,067,000	[1]	(384,000)	(80,650,000)	(3,293,000)
Ending Balance	(118,395,000)		(116,778,000)		(118,395,000)		(116,778,000)		(121,229,000)	(120,845,000)	(40,195,000)
Other comprehensive income, reclassification adjustment from AOCI, pension plans, tax	$ 878,000		$ 0		$ 1,748,000		$ 0
Subsequent Events [Abstract]
Common Stock, Shares, Issued															43,229,412
Common stock, outstanding after secondary offering and repurchase	43,229,412				43,229,412				29,700,000	29,700,000					39,365,350

[1]	Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.

Level 4 Outsourcing Services Agreement (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outsourcing Services Agreement [Abstract]
Outsourced corporate staff costs	$ 4	$ 3.6	$ 7.9	$ 7.3	$ 15	$ 14.7	$ 14.4

Level 4 Transactions With Related Party (Details) (USD $)	12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Co-venturer [Member]	Jun. 30, 2012 Co-venturer [Member]	Jun. 30, 2013 Co-venturer [Member]	Jun. 30, 2012 Co-venturer [Member]	Dec. 31, 2012 Co-venturer [Member]	Dec. 31, 2011 Co-venturer [Member]	Dec. 31, 2010 Co-venturer [Member]	Jul. 30, 2013 Subsequent Event [Member]	Jul. 22, 2013 Subsequent Event [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 19,772,000	$ 18,763,000	$ 25,259,000	$ 5,300,000	$ 4,500,000	$ 11,500,000	$ 9,400,000	$ 19,800,000	$ 18,800,000	$ 20,400,000
Fiber Costs from Related Parties				16,800,000	19,300,000	32,500,000	30,600,000	60,300,000	40,100,000	33,000,000
Common Stock Repurchase Agreement, Authorized Amount												100,000,000
Treasury Stock, Shares, Acquired											3,864,062
Treasury Stock, Value, Acquired, Cost Method											$ 100,000,000

Level 4 Segment Information (Details) (USD $)	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013 Integer		Jun. 30, 2012		Dec. 31, 2012 Integer		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of Reportable Segments												3				3
Sales
Sales	$ 852,295,000		$ 694,600,000	$ 764,600,000	$ 732,900,000		$ 587,000,000	$ 547,400,000	$ 628,000,000	$ 589,400,000	$ 483,200,000	$ 1,597,173,000		$ 1,319,886,000		$ 2,779,062,000		$ 2,248,088,000		$ 2,240,591,000
Other Segment Information [Abstract]
Income (loss) before income taxes	17,209,000				15,125,000							36,938,000		16,854,000		41,803,000		(46,123,000)		(32,997,000)
Depreciation and amortization	8,766,000				8,338,000							17,243,000		16,457,000		33,407,000		37,022,000		34,899,000
EBITDA	30,700,000	[1]			28,200,000	[1]						63,700,000	[1]	42,700,000	[1]	96,600,000	[2]	9,500,000	[2]	22,100,000	[2]
Reconciliation from Segment Totals to Consolidated [Abstract]
Interest expense	(4,781,000)				(4,818,000)							(9,672,000)		(9,631,000)		(21,757,000)		(18,987,000)		(21,005,000)
Interest income	62,000				87,000							124,000		194,000		392,000		407,000		790,000
Income (loss) before income taxes	17,209,000				15,125,000							36,938,000		16,854,000		41,803,000		(46,123,000)		(32,997,000)
Wood Products [Member]
Sales
Sales	280,400,000				241,800,000							549,600,000		453,000,000		943,300,000		712,500,000		687,400,000
Other Segment Information [Abstract]
Income (loss) before income taxes	23,000,000				15,500,000							43,900,000		26,400,000		55,800,000		(15,100,000)	[3]	(8,100,000)	[4]
Depreciation and amortization	6,500,000				6,100,000							12,800,000		12,000,000		24,400,000		28,400,000	[3]	27,100,000
EBITDA	29,600,000	[1]			21,700,000	[1]						56,600,000	[1]	38,400,000	[1]	80,200,000	[2]	13,300,000	[2]	19,000,000	[2]
Reconciliation from Segment Totals to Consolidated [Abstract]
Income (loss) before income taxes	23,000,000				15,500,000							43,900,000		26,400,000		55,800,000		(15,100,000)	[3]	(8,100,000)	[4]
Building Materials Distribution [Member]
Sales
Sales	681,500,000				580,500,000							1,262,600,000		1,032,000,000		2,190,200,000		1,779,400,000		1,778,000,000
Other Segment Information [Abstract]
Income (loss) before income taxes	3,300,000				8,700,000							11,300,000		7,900,000		24,000,000		2,000,000	[3]	11,600,000	[4]
Depreciation and amortization	2,200,000				2,200,000							4,400,000		4,400,000		8,800,000		8,400,000		7,500,000
EBITDA	5,500,000	[1]			10,900,000	[1]						15,700,000	[1]	12,300,000	[1]	32,900,000	[2]	10,400,000	[2]	19,100,000	[2]
Reconciliation from Segment Totals to Consolidated [Abstract]
Income (loss) before income taxes	3,300,000				8,700,000							11,300,000		7,900,000		24,000,000		2,000,000	[3]	11,600,000	[4]
Corporate and Other [Member]
Sales
Sales	0				0							0		0		0		0		0
Other Segment Information [Abstract]
Income (loss) before income taxes	(4,400,000)				(4,400,000)							(8,600,000)		(7,900,000)		(16,700,000)		(14,500,000)		(16,300,000)
Depreciation and amortization	0				0							100,000		100,000		100,000		200,000		300,000
EBITDA	(4,400,000)	[1]			(4,400,000)	[1]						(8,600,000)	[1]	(7,900,000)	[1]	(16,500,000)	[2]	(14,200,000)	[2]	(16,000,000)	[2]
Reconciliation from Segment Totals to Consolidated [Abstract]
Income (loss) before income taxes	(4,400,000)				(4,400,000)							(8,600,000)		(7,900,000)		(16,700,000)		(14,500,000)		(16,300,000)
Intersegment Eliminations [Member]
Sales
Sales	(109,600,000)				(89,400,000)							(215,100,000)		(165,100,000)		(354,400,000)		(243,700,000)		(224,800,000)
Operating Segments [Member]
Sales
Sales	852,295,000				732,900,000							1,597,173,000		1,319,886,000		2,759,300,000		2,229,300,000		2,215,300,000
Other Segment Information [Abstract]
Income (loss) before income taxes	21,900,000				19,900,000							46,500,000		26,300,000		63,200,000		(27,500,000)		(12,800,000)
Reconciliation from Segment Totals to Consolidated [Abstract]
Income (loss) before income taxes	21,900,000				19,900,000							46,500,000		26,300,000		63,200,000		(27,500,000)		(12,800,000)
Operating Segments [Member] | Wood Products [Member]
Sales
Sales	170,800,000				152,400,000							334,600,000		288,000,000		569,500,000		451,400,000		438,800,000
Operating Segments [Member] | Building Materials Distribution [Member]
Sales
Sales	681,500,000				580,500,000							1,262,600,000		1,032,000,000		2,189,800,000		1,777,900,000		1,776,600,000
Operating Segments [Member] | Corporate and Other [Member]
Sales
Sales	0				0							0		0		0		0		0
Intersegment Eliminations [Member]
Sales
Sales	0				0							0		0		0		0		0
Intersegment Eliminations [Member] | Wood Products [Member]
Sales
Sales	109,600,000				89,400,000							215,100,000		165,100,000		353,900,000		242,300,000		223,400,000
Intersegment Eliminations [Member] | Building Materials Distribution [Member]
Sales
Sales	0				0							0		0		500,000		1,400,000		1,400,000
Intersegment Eliminations [Member] | Corporate and Other [Member]
Sales
Sales	0				0							0		0		0		0		0
Intersegment Eliminations [Member] | Intersegment Eliminations [Member]
Sales
Sales	$ (109,600,000)				$ (89,400,000)							$ (215,100,000)		$ (165,100,000)		$ (354,400,000)		$ (243,700,000)		$ (224,800,000)

[1]	EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.The following is a reconciliation of net income to EBITDA: Three Months EndedJune 30?Six Months EndedJune 30 2013?2012?2013?2012 (millions)Net income(1)?$10.4?$15.0?$91.2?$16.7Interest expense?4.8?4.8?9.7?9.6Interest income?(0.1)?(0.1)?(0.1)?(0.2)Income tax provision (benefit)(1)?6.8?0.1?(54.3)?0.1Depreciation and amortization?8.8?8.3?17.2?16.5EBITDA?$30.7?$28.2?$63.7?$42.7?_______________________________________?(1)The six months ended June?30, 2013, includes $68.7 million of income tax benefit associated with the recording of net deferred tax assets upon our conversion to a corporation.
[2]	EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.The following is a reconciliation of net income (loss) to EBITDA for the consolidated company: Year Ended December 31 2012?2011?2010 (millions)Net income (loss)?$41.5?$(46.4)?$(33.3)Interest expense?21.8?19.0?21.0Interest income?(0.4)?(0.4)?(0.8)Income tax provision?0.3?0.2?0.3Depreciation and amortization?33.4?37.0?34.9EBITDA?$96.6?$9.5?$22.1
[3]	In 2011, we permanently closed a laminated beam plant in our Wood Products segment, and we recorded the related expense of $1.3 million in "Other (income) expense, net" and $0.4 million of accelerated depreciation in "Depreciation and Amortization" in our Consolidated Statement of Operations for the year ended December?31, 2011. Also, during the year ended December?31, 2011, we recorded $2.0 million of noncash asset write-downs in "Other (income) expense, net," of which $1.2 million was recorded in our Building Materials Distribution segment and $0.9 million was recorded in our Wood Products segment.
[4]	Included $4.6 million of income for cash received from a litigation settlement related to vendor product pricing. We recorded $4.1 million in our Building Materials Distribution segment and $0.5 million in our Wood Products segment.

Segment Information Level 4 Reconciliation of Net Income (Loss) to EBITDA (Details) (USD $)	3 Months Ended													6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
EBITDA Reconciliation [Line Items]
Net income	$ 10,412,000		$ 1,300,000	$ 23,500,000	$ 15,047,000		$ 1,700,000	$ (13,800,000)	[1]	$ (3,700,000)	$ (9,900,000)	$ (19,000,000)	[2]	$ 91,248,000		$ 16,715,000		$ 41,496,000		$ (46,363,000)		$ (33,297,000)
Interest expense	4,781,000				4,818,000									9,672,000		9,631,000		21,757,000		18,987,000		21,005,000
Interest income	(62,000)				(87,000)									(124,000)		(194,000)		(392,000)		(407,000)		(790,000)
Income tax provision (benefit)	6,797,000				78,000									(54,310,000)		139,000		307,000		240,000		300,000
Depreciation and amortization	8,766,000				8,338,000									17,243,000		16,457,000		33,407,000		37,022,000		34,899,000
EBITDA	30,700,000	[3]			28,200,000	[3]								63,700,000	[3]	42,700,000	[3]	96,600,000	[4]	9,500,000	[4]	22,100,000	[4]
Recognition of beginning deferred tax balances														$ (68,666,000)

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.
[3]	EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.The following is a reconciliation of net income to EBITDA: Three Months EndedJune 30?Six Months EndedJune 30 2013?2012?2013?2012 (millions)Net income(1)?$10.4?$15.0?$91.2?$16.7Interest expense?4.8?4.8?9.7?9.6Interest income?(0.1)?(0.1)?(0.1)?(0.2)Income tax provision (benefit)(1)?6.8?0.1?(54.3)?0.1Depreciation and amortization?8.8?8.3?17.2?16.5EBITDA?$30.7?$28.2?$63.7?$42.7?_______________________________________?(1)The six months ended June?30, 2013, includes $68.7 million of income tax benefit associated with the recording of net deferred tax assets upon our conversion to a corporation.
[4]	EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.The following is a reconciliation of net income (loss) to EBITDA for the consolidated company: Year Ended December 31 2012?2011?2010 (millions)Net income (loss)?$41.5?$(46.4)?$(33.3)Interest expense?21.8?19.0?21.0Interest income?(0.4)?(0.4)?(0.8)Income tax provision?0.3?0.2?0.3Depreciation and amortization?33.4?37.0?34.9EBITDA?$96.6?$9.5?$22.1

Subsequent Events Level 4 Subsequent Event - Acquisition (Details) (Chester Wood Products LLC and Moncure Plywood LLC [Member], Subsequent Event [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 30, 2013	Jul. 18, 2013
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Purchase price for acquisition	$ 102
Escrow [Member]
Subsequent Event [Line Items]
Purchase price for acquisition	5.1
Cash [Member]
Subsequent Event [Line Items]
Purchase price for acquisition	77
Asset-based revolving credit facility [Member]
Subsequent Event [Line Items]
Purchase price for acquisition	$ 25

Subsequent Events Level 4 Subsequent Event - Secondary (Details) (Subsequent Event [Member], USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended
	Jul. 30, 2013	Jul. 30, 2013	Aug. 20, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired		3,864,062
Treasury Stock, Value, Acquired, Cost Method		$ 100
Stock issued in secondary offering	10,000,000
Revolving Credit Facility Amendment for Stock Repurchase			The Amendment permitted the consummation of the Repurchase in an amount not to exceed $100.0 million at any time prior to August 20, 2013.

Level 4 Consolidating Statements of Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales
Sales	$ 852,295		$ 694,600	$ 764,600	$ 732,900		$ 587,000	$ 547,400		$ 628,000	$ 589,400	$ 483,200		$ 1,597,173		$ 1,319,886		$ 2,779,062	$ 2,248,088	$ 2,240,591
Costs and expenses
Materials, labor, and other operating expenses, including related party (excluding depreciation)	750,996				632,607									1,395,843		1,142,731		2,343,174	1,952,619	1,947,362
Depreciation and amortization	8,766				8,338									17,243		16,457		33,407	37,022	34,899
Selling and distribution expenses	60,102				60,468									117,106		114,282		235,055	204,998	202,464
General and administrative expenses	10,251				10,689									20,297		19,737		43,122	37,242	38,463
Other (income) expense, net	39				(653)									173		(285)		(902)	(3,195)	4,624
Total costs and expenses	830,076				712,755									1,550,316		1,293,492		2,715,931	2,275,134	2,253,753
Income (loss) from operations	22,219		8,600	28,100	20,145		6,200	(9,100)	[1]	2,100	(5,300)	(14,800)	[2]	46,857		26,394		63,131	(27,046)	(13,162)
Foreign exchange gain (loss)	(291)				(289)									(371)		(103)		37	(497)	352
Interest expense	(4,781)				(4,818)									(9,672)		(9,631)		(21,757)	(18,987)	(21,005)
Interest income	62				87									124		194		392	407	790
Total nonoperating income (expense)	(5,010)				(5,020)									(9,919)		(9,540)		(21,328)	(19,077)	(19,835)
Income (loss) before income taxes and equity in net income (loss) of affiliates	17,209				15,125									36,938		16,854		41,803	(46,123)	(32,997)
Income tax (provision) benefit	(6,797)				(78)									54,310		(139)		(307)	(240)	(300)
Income (loss) before equity in net income (loss) of affiliates	10,412				15,047									91,248		16,715		41,496	(46,363)	(33,297)
Equity in net income of affiliates	0				0									0		0		0	0	0
Net income (loss)	10,412		1,300	23,500	15,047		1,700	(13,800)	[1]	(3,700)	(9,900)	(19,000)	[2]	91,248		16,715		41,496	(46,363)	(33,297)
Defined benefit pension plans
Amortization of actuarial loss	1,411				1,958									2,806		3,984		7,632	2,703	556
Amortization of prior service costs and other	14				42									28		83		416	175	178
Other comprehensive loss	1,425	[3]			2,000	[3]								2,834	[3]	4,067	[3]	(384)	(80,650)	(3,293)
Comprehensive income (loss)	11,837				17,047									94,082		20,782		41,112	(127,013)	(36,590)
Boise Cascade Company (Parent) [Member]
Sales
Sales	0				0									0		0		0	0	0
Costs and expenses
Materials, labor, and other operating expenses, including related party (excluding depreciation)	0				0									0		0		0	0	0
Depreciation and amortization	33				32									79		64		120	240	346
Selling and distribution expenses	0				0									0		0		0	0	0
General and administrative expenses	4,045				4,040									8,148		7,703		16,425	13,613	14,400
Other (income) expense, net	5				31									7		78		126	111	373
Total costs and expenses	4,083				4,103									8,234		7,845		16,671	13,964	16,695
Income (loss) from operations	(4,083)				(4,103)									(8,234)		(7,845)		(16,671)	(13,964)	(16,695)
Foreign exchange gain (loss)	(200)				(25)									(230)		26		149	(510)	12
Interest expense	(4,781)				(4,818)									(9,672)		(9,631)		(21,757)	(18,987)	(21,005)
Interest income	27				38									55		89		196	185	386
Total nonoperating income (expense)	(4,954)				(4,805)									(9,847)		(9,516)		(21,412)	(19,312)	(20,579)
Income (loss) before income taxes and equity in net income (loss) of affiliates	(9,037)				(8,908)									(18,081)		(17,361)		(38,083)	(33,276)	(37,274)
Income tax (provision) benefit	(6,797)				(75)									54,310		(127)		(300)	(216)	(215)
Income (loss) before equity in net income (loss) of affiliates	(15,834)				(8,983)									36,229		(17,488)		(38,383)	(33,492)	(37,489)
Equity in net income of affiliates	26,246				24,030									55,019		34,203		79,879	(12,871)	4,192
Net income (loss)	10,412				15,047									91,248		16,715		41,496	(46,363)	(33,297)
Defined benefit pension plans
Amortization of actuarial loss	1,411				1,958									2,806		3,984		7,632	2,703	556
Amortization of prior service costs and other	14				42									28		83		416	175	178
Other comprehensive loss	1,425				2,000									2,834		4,067		(384)	(80,650)	(3,293)
Comprehensive income (loss)	11,837				17,047									94,082		20,782		41,112	(127,013)	(36,590)
Guarantor Subsidiaries [Member]
Sales
Sales	848,515				729,794									1,590,898		1,314,042		2,765,980	2,234,746	2,225,695
Costs and expenses
Materials, labor, and other operating expenses, including related party (excluding depreciation)	746,539				629,755									1,388,126		1,137,095		2,329,853	1,939,993	1,930,316
Depreciation and amortization	8,429				7,857									16,553		15,497		31,691	35,010	32,635
Selling and distribution expenses	59,461				59,691									115,833		112,750		231,593	202,254	201,079
General and administrative expenses	5,891				6,424									11,762		11,665		25,529	22,976	24,122
Other (income) expense, net	261				953									487		1,196		2,818	4,114	(4,881)
Total costs and expenses	820,581				704,680									1,532,761		1,278,203		2,681,755	2,244,405	2,216,884
Income (loss) from operations	27,934				25,114									58,137		35,839		84,225	(9,659)	8,811
Foreign exchange gain (loss)	(69)				(134)									(113)		(59)		(124)	20	(57)
Interest expense	0				0									0		0		0	0	0
Interest income	35				49									69		105		196	222	404
Total nonoperating income (expense)	(34)				(85)									(44)		46		72	242	347
Income (loss) before income taxes and equity in net income (loss) of affiliates	27,900				25,029									58,093		35,885		84,297	(9,417)	9,158
Income tax (provision) benefit	0				(3)									0		(12)		(7)	(24)	(66)
Income (loss) before equity in net income (loss) of affiliates	27,900				25,026									58,093		35,873		84,290	(9,441)	9,092
Equity in net income of affiliates	0				0									0		0		0	0	0
Net income (loss)	27,900				25,026									58,093		35,873		84,290	(9,441)	9,092
Defined benefit pension plans
Amortization of actuarial loss	0				0									0		0		0	0	0
Amortization of prior service costs and other	0				0									0		0		0	0	0
Other comprehensive loss	0				0									0		0		0	0	0
Comprehensive income (loss)	27,900				25,026									58,093		35,873		84,290	(9,441)	9,092
Non-guarantor Subsidiaries [Member]
Sales
Sales	6,700				6,382									11,833		12,371		26,478	24,499	29,351
Costs and expenses
Materials, labor, and other operating expenses, including related party (excluding depreciation)	7,692				6,352									13,662		12,531		27,885	24,436	31,442
Depreciation and amortization	304				449									611		896		1,596	1,772	1,918
Selling and distribution expenses	641				777									1,273		1,532		3,462	2,744	1,385
General and administrative expenses	0				1									0		1		0	0	0
Other (income) expense, net	(305)				(331)									(667)		(989)		(2,042)	(1,030)	(116)
Total costs and expenses	8,332				7,248									14,879		13,971		30,901	27,922	34,629
Income (loss) from operations	(1,632)				(866)									(3,046)		(1,600)		(4,423)	(3,423)	(5,278)
Foreign exchange gain (loss)	(22)				(130)									(28)		(70)		12	(7)	397
Interest expense	0				0									0		0		0	0	0
Interest income	0				0									0		0		0	0	0
Total nonoperating income (expense)	(22)				(130)									(28)		(70)		12	(7)	397
Income (loss) before income taxes and equity in net income (loss) of affiliates	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,881)
Income tax (provision) benefit	0				0									0		0		0	0	(19)
Income (loss) before equity in net income (loss) of affiliates	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,900)
Equity in net income of affiliates	0				0									0		0		0	0	0
Net income (loss)	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,900)
Defined benefit pension plans
Amortization of actuarial loss	0				0									0		0		0	0	0
Amortization of prior service costs and other	0				0									0		0		0	0	0
Other comprehensive loss	0				0									0		0		0	0	0
Comprehensive income (loss)	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,900)
Eliminations [Member]
Sales
Sales	(2,920)				(3,276)									(5,558)		(6,527)		(13,396)	(11,157)	(14,455)
Costs and expenses
Materials, labor, and other operating expenses, including related party (excluding depreciation)	(3,235)				(3,500)									(5,945)		(6,895)		(14,564)	(11,810)	(14,396)
Depreciation and amortization	0				0									0		0		0	0	0
Selling and distribution expenses	0				0									0		0		0	0	0
General and administrative expenses	315				224									387		368		1,168	653	(59)
Other (income) expense, net	0				0									0		0		0	0	0
Total costs and expenses	(2,920)				(3,276)									(5,558)		(6,527)		(13,396)	(11,157)	(14,455)
Income (loss) from operations	0				0									0		0		0	0	0
Foreign exchange gain (loss)	0				0									0		0		0	0	0
Interest expense	0				0									0		0		0	0	0
Interest income	0				0									0		0		0	0	0
Total nonoperating income (expense)	0				0									0		0		0	0	0
Income (loss) before income taxes and equity in net income (loss) of affiliates	0				0									0		0		0	0	0
Income tax (provision) benefit	0				0									0		0		0	0	0
Income (loss) before equity in net income (loss) of affiliates	0				0									0		0		0	0	0
Equity in net income of affiliates	(26,246)				(24,030)									(55,019)		(34,203)		(79,879)	12,871	(4,192)
Net income (loss)	(26,246)				(24,030)									(55,019)		(34,203)		(79,879)	12,871	(4,192)
Defined benefit pension plans
Amortization of actuarial loss	0				0									0		0		0	0	0
Amortization of prior service costs and other	0				0									0		0		0	0	0
Other comprehensive loss	0				0									0		0		0	0	0
Comprehensive income (loss)	(26,246)				(24,030)									(55,019)		(34,203)		(79,879)	12,871	(4,192)
Operating Segments [Member]
Sales
Sales	852,295				732,900									1,597,173		1,319,886		2,759,300	2,229,300	2,215,300
Costs and expenses
Income (loss) before income taxes and equity in net income (loss) of affiliates	21,900				19,900									46,500		26,300		63,200	(27,500)	(12,800)
Operating Segments [Member] | Boise Cascade Company (Parent) [Member]
Sales
Sales	0				0									0		0
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Sales
Sales	848,515				729,794									1,590,898		1,314,042
Operating Segments [Member] | Non-guarantor Subsidiaries [Member]
Sales
Sales	3,780				3,106									6,275		5,844
Operating Segments [Member] | Eliminations [Member]
Sales
Sales	0				0									0		0
Intersegment Eliminations [Member]
Sales
Sales	0				0									0		0		0	0	0
Intersegment Eliminations [Member] | Boise Cascade Company (Parent) [Member]
Sales
Sales	0				0									0		0
Intersegment Eliminations [Member] | Guarantor Subsidiaries [Member]
Sales
Sales	0				0									0		0
Intersegment Eliminations [Member] | Non-guarantor Subsidiaries [Member]
Sales
Sales	2,920				3,276									5,558		6,527
Intersegment Eliminations [Member] | Eliminations [Member]
Sales
Sales	$ (2,920)				$ (3,276)									$ (5,558)		$ (6,527)

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.
[3]	Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.

Consolidating Guarantor and Nonguarantor Financial Information Level 4 Consolidating Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 232,667		$ 54,507	$ 174,075		$ 182,455	$ 264,601	$ 287,101
Receivables
Trade, less allowances	205,722		134,743			118,901
Related parties	434		674			1,236
Other	6,612		6,204			3,796
Inventories	368,350		325,806			283,978
Deferred income taxes	19,749		2
Prepaid expenses and other	11,851		5,523			4,864
Total current assets	845,385		527,457			595,230
Property and equipment, net	261,309		265,924			266,456
Timber deposits	7,267		6,221			8,327
Deferred financing costs	7,279		7,562			4,962
Goodwill	12,170		12,170			12,170
Intangible assets	8,900		8,900			8,900
Deferred income taxes	44,819		0
Other assets	7,486		8,164			6,786
Investments in affiliates	0		0			0
Total assets	1,194,615		836,398			902,831	952,233
Accounts payable
Trade	195,206		140,192			116,758
Related parties	1,957		1,950			1,142
Accrued liabilities
Compensation and benefits	42,039		61,814			32,267
Interest payable	2,745		3,188			3,326
Other	30,875		29,043			24,486
Total current liabilities	272,822		236,187			177,979
Debt
Long-term debt	250,000		275,000			219,560
Other
Compensation and benefits	195,384		206,668			200,248
Other long-term liabilities	14,447		14,336			13,676
Total other liabilities	209,831		221,004			213,924
Redeemable equity	0		6,443			8,749	9,299
Commitments and contingent liabilities
Stockholders' equity
Preferred Stock	0		0			0
Common Stock	432		297			297
Additional paid-in capital	494,908		256,927			482,894
Accumulated other comprehensive loss	(118,395)	(119,820)	(121,229)	(116,778)	(118,778)	(120,845)	(40,195)
Retained earnings (accumulated deficit)	85,017		(38,231)			(79,727)
Subsidiary equity	0		0			0
Total stockholders' equity	461,962		97,764			282,619	409,093	359,285
Total liabilities and stockholders' equity	1,194,615		836,398			902,831
Boise Cascade Company (Parent) [Member]
Current Assets
Cash and cash equivalents	232,619		54,294	173,974		182,326	264,364	286,999
Receivables
Trade, less allowances	0		65			0
Related parties	17		16			935
Other	(87)		25			(90)
Inventories	0		0			0
Deferred income taxes	19,747		0
Prepaid expenses and other	4,672		914			843
Total current assets	256,968		55,314			184,014
Property and equipment, net	612		1,284			1,259
Timber deposits	0		0			0
Deferred financing costs	7,279		7,562			4,962
Goodwill	0		0			0
Intangible assets	0		0			0
Deferred income taxes	44,819
Other assets	20		729			20
Investments in affiliates	639,843		565,355			557,925
Total assets	949,541		630,244			748,180
Accounts payable
Trade	10,894		11,072			8,633
Related parties	402		402			395
Accrued liabilities
Compensation and benefits	15,764		17,272			12,104
Interest payable	2,745		3,188			3,326
Other	1,979		2,082			2,470
Total current liabilities	31,784		34,016			26,928
Debt
Long-term debt	250,000		275,000			219,560
Other
Compensation and benefits	195,384		206,668			200,248
Other long-term liabilities	10,411		10,353			10,076
Total other liabilities	205,795		217,021			210,324
Redeemable equity			6,443			8,749
Commitments and contingent liabilities
Stockholders' equity
Preferred Stock	0		0			0
Common Stock	432		297			297
Additional paid-in capital	494,908		256,927			482,894
Accumulated other comprehensive loss	(118,395)		(121,229)			(120,845)
Retained earnings (accumulated deficit)	85,017		(38,231)			(79,727)
Subsidiary equity	0		0			0
Total stockholders' equity	461,962		97,764			282,619
Total liabilities and stockholders' equity	949,541		630,244			748,180
Guarantor Subsidiaries [Member]
Current Assets
Cash and cash equivalents	36		35	28		20	16	19
Receivables
Trade, less allowances	204,727		133,554			118,267
Related parties	417		658			301
Other	6,466		5,631			3,661
Inventories	361,849		320,279			278,580
Deferred income taxes	0		0
Prepaid expenses and other	7,049		4,576			3,972
Total current assets	580,544		464,733			404,857
Property and equipment, net	252,441		255,869			255,117
Timber deposits	7,267		6,221			8,327
Deferred financing costs	0		0			0
Goodwill	12,170		12,170			12,170
Intangible assets	8,900		8,900			8,900
Deferred income taxes	0
Other assets	7,465		7,435			6,765
Investments in affiliates	0		0			0
Total assets	868,787		755,328			696,136
Accounts payable
Trade	183,339		128,565			107,336
Related parties	1,555		1,548			747
Accrued liabilities
Compensation and benefits	25,910		43,938			19,816
Interest payable	0		0			0
Other	28,137		25,873			21,045
Total current liabilities	238,941		199,924			148,944
Debt
Long-term debt	0		0			0
Other
Compensation and benefits	0		0			0
Other long-term liabilities	4,036		3,983			3,600
Total other liabilities	4,036		3,983			3,600
Redeemable equity			0			0
Commitments and contingent liabilities
Stockholders' equity
Preferred Stock	0		0			0
Common Stock	0		0			0
Additional paid-in capital	0		0			0
Accumulated other comprehensive loss	0		0			0
Retained earnings (accumulated deficit)	0		0			0
Subsidiary equity	625,810		551,421			543,592
Total stockholders' equity	625,810		551,421			543,592
Total liabilities and stockholders' equity	868,787		755,328			696,136
Non-guarantor Subsidiaries [Member]
Current Assets
Cash and cash equivalents	12		178	73		109	221	83
Receivables
Trade, less allowances	995		1,124			634
Related parties	0		0			0
Other	233		548			225
Inventories	6,501		5,527			5,398
Deferred income taxes	2		2
Prepaid expenses and other	130		33			49
Total current assets	7,873		7,410			6,415
Property and equipment, net	8,256		8,771			10,080
Timber deposits	0		0			0
Deferred financing costs	0		0			0
Goodwill	0		0			0
Intangible assets	0		0			0
Deferred income taxes	0
Other assets	1		0			1
Investments in affiliates	0		0			0
Total assets	16,130		16,181			16,496
Accounts payable
Trade	973		555			789
Related parties	0		0			0
Accrued liabilities
Compensation and benefits	365		604			347
Interest payable	0		0			0
Other	759		1,088			971
Total current liabilities	2,097		2,247			2,163
Debt
Long-term debt	0		0			0
Other
Compensation and benefits	0		0			0
Other long-term liabilities	0		0			0
Total other liabilities	0		0			0
Redeemable equity			0			0
Commitments and contingent liabilities
Stockholders' equity
Preferred Stock	0		0			0
Common Stock	0		0			0
Additional paid-in capital	0		0			0
Accumulated other comprehensive loss	0		0			0
Retained earnings (accumulated deficit)	0		0			0
Subsidiary equity	14,033		13,934			14,333
Total stockholders' equity	14,033		13,934			14,333
Total liabilities and stockholders' equity	16,130		16,181			16,496
Eliminations [Member]
Current Assets
Cash and cash equivalents	0		0	0		0	0	0
Receivables
Trade, less allowances	0		0			0
Related parties	0		0			0
Other	0		0			0
Inventories	0		0			0
Deferred income taxes	0		0
Prepaid expenses and other	0		0			0
Total current assets	0		0			(56)
Property and equipment, net	0		0			0
Timber deposits	0		0			0
Deferred financing costs	0		0			0
Goodwill	0		0			0
Intangible assets	0		0			0
Deferred income taxes	0
Other assets	0		0			0
Investments in affiliates	(639,843)		(565,355)			(557,925)
Total assets	(639,843)		(565,355)			(557,981)
Accounts payable
Trade	0		0			0
Related parties	0		0			0
Accrued liabilities
Compensation and benefits	0		0			0
Interest payable	0		0			0
Other	0		0			0
Total current liabilities	0		0			(56)
Debt
Long-term debt	0		0			0
Other
Compensation and benefits	0		0			0
Other long-term liabilities	0		0			0
Total other liabilities	0		0			0
Redeemable equity			0			0
Commitments and contingent liabilities
Stockholders' equity
Preferred Stock	0		0			0
Common Stock	0		0			0
Additional paid-in capital	0		0			0
Accumulated other comprehensive loss	0		0			0
Retained earnings (accumulated deficit)	0		0			0
Subsidiary equity	(639,843)		(565,355)			(557,925)
Total stockholders' equity	(639,843)		(565,355)			(557,925)
Total liabilities and stockholders' equity	$ (639,843)		$ (565,355)			$ (557,981)

Consolidating Guarantor and Nonguarantor Financial Information Level 4 Consolidating Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash provided by (used for) operations
Net income	$ 91,248	$ 16,715	$ 41,496	$ (46,363)	$ (33,297)
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	0	0	0	0	0
Depreciation and amortization, including deferred financing costs and other	18,131	17,664	37,211	39,232	37,674
Stock-based compensation	1,073	0	0	0	1,625
Pension expense	5,434	6,394	12,653	11,368	7,449
Deferred income taxes	(66,314)	0
Other	(277)	(469)	(471)	2,220	(371)
Decrease (increase) in working capital, net of acquisitions
Receivables	(71,487)	(59,482)	(17,238)	(15,675)	(6,338)
Inventories	(42,544)	(35,154)	(41,828)	(20,899)	(28,428)
Prepaid expenses and other	(2,523)	(2,251)	(652)	(72)	(300)
Accounts payable and accrued liabilities	36,833	68,235	53,041	1,878	32,419
Pension contributions	(9,970)	(7,874)	(8,486)	(13,621)	(3,873)
Income taxes payable	(881)	(29)
Other	(4,546)	1,034	4,410	(1,049)	3,727
Net cash provided by (used for) operations	(45,823)	4,783	80,136	(42,981)	10,287
Cash provided by (used for) investment
Expenditures for property and equipment	(14,042)	(10,952)	(27,386)	(33,537)	(35,751)
Acquisitions of businesses and facilities	0	(2,355)	(2,355)	(5,782)	0
Proceeds from sales of assets	546	145	246	3,126	1,254
Other	10	(1)	61	(424)	(956)
Net cash provided by (used for) investment	(13,486)	(13,163)	(29,434)	(36,617)	(35,453)
Cash provided by (used for) financing
Net proceeds from issuance of common stock	262,599
Issuances of long-term debt	55,000	0	300,000	0	45,000
Payments of long-term debt	(80,000)	0	(244,560)	0	(128,451)
Financing costs	(321)	0	(5,822)	(2,548)	0
Other	191	0
Due to (from) affiliates	0	0	0	0	0
Net cash provided by (used for) financing	237,469	0	(178,650)	(2,548)	2,666
Net increase (decrease) in cash and cash equivalents	178,160	(8,380)	(127,948)	(82,146)	(22,500)
Balance at beginning of the period	54,507	182,455	182,455	264,601	287,101
Balance at end of the period	232,667	174,075	54,507	182,455	264,601
Boise Cascade Company (Parent) [Member]
Cash provided by (used for) operations
Net income	91,248	16,715	41,496	(46,363)	(33,297)
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(55,019)	(34,203)	(79,879)	12,871	(4,192)
Depreciation and amortization, including deferred financing costs and other	967	1,271	3,924	2,450	3,121
Stock-based compensation	1,073				1,625
Pension expense	5,434	6,394	12,653	11,368	7,449
Deferred income taxes	(66,314)
Other	0	(30)	(61)	564	(2)
Decrease (increase) in working capital, net of acquisitions
Receivables	253	936	772	(866)	107
Inventories	0	0	0	0	0
Prepaid expenses and other	49	104	(71)	112	(251)
Accounts payable and accrued liabilities	(2,932)	2,220	3,787	(829)	847
Pension contributions	(9,970)	(7,874)	(8,486)	(13,621)	(3,873)
Income taxes payable	(877)	(36)
Other	(3,397)	865	4,066	(685)	3,057
Net cash provided by (used for) operations	(39,485)	(13,638)	(21,799)	(34,999)	(25,437)
Cash provided by (used for) investment
Expenditures for property and equipment	0	(28)	(28)	(21)	(10)
Acquisitions of businesses and facilities		0	0	0
Proceeds from sales of assets	0	0	0	0	656
Other	1	(3)	(4)	(265)	0
Net cash provided by (used for) investment	1	(31)	(32)	(286)	646
Cash provided by (used for) financing
Net proceeds from issuance of common stock	262,599
Issuances of long-term debt	55,000		300,000		45,000
Payments of long-term debt	(80,000)		(244,560)		(128,451)
Financing costs	(321)		(5,822)	(2,548)
Other	0
Due to (from) affiliates	(19,469)	5,317	72,449	(44,205)	(510)
Net cash provided by (used for) financing	217,809	5,317	(106,201)	(46,753)	2,156
Net increase (decrease) in cash and cash equivalents	178,325	(8,352)	(128,032)	(82,038)	(22,635)
Balance at beginning of the period	54,294	182,326	182,326	264,364	286,999
Balance at end of the period	232,619	173,974	54,294	182,326	264,364
Guarantor Subsidiaries [Member]
Cash provided by (used for) operations
Net income	58,093	35,873	84,290	(9,441)	9,092
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	0	0	0	0	0
Depreciation and amortization, including deferred financing costs and other	16,553	15,497	31,691	35,010	32,635
Stock-based compensation	0				0
Pension expense	0	0	0	0	0
Deferred income taxes	0
Other	(277)	(123)	(115)	1,250	116
Decrease (increase) in working capital, net of acquisitions
Receivables	(71,768)	(59,643)	(17,558)	(15,369)	(6,398)
Inventories	(41,570)	(34,363)	(41,699)	(21,416)	(27,001)
Prepaid expenses and other	(2,474)	(2,291)	(596)	(183)	(71)
Accounts payable and accrued liabilities	40,101	66,382	49,115	3,130	30,369
Pension contributions	0	0	0	0	0
Income taxes payable	1	12
Other	(1,148)	169	342	(358)	678
Net cash provided by (used for) operations	(2,489)	21,513	105,470	(7,377)	39,420
Cash provided by (used for) investment
Expenditures for property and equipment	(13,932)	(10,843)	(26,886)	(32,703)	(34,675)
Acquisitions of businesses and facilities		(2,355)	(2,355)	(5,782)
Proceeds from sales of assets	129	145	246	3,126	520
Other	(3)	2	1	(60)	(1,358)
Net cash provided by (used for) investment	(13,806)	(13,051)	(28,994)	(35,419)	(35,513)
Cash provided by (used for) financing
Net proceeds from issuance of common stock	0
Issuances of long-term debt	0		0		0
Payments of long-term debt	0		0		0
Financing costs	0		0	0
Other	0
Due to (from) affiliates	16,296	(8,454)	(76,461)	42,800	(3,910)
Net cash provided by (used for) financing	16,296	(8,454)	(76,461)	42,800	(3,910)
Net increase (decrease) in cash and cash equivalents	1	8	15	4	(3)
Balance at beginning of the period	35	20	20	16	19
Balance at end of the period	36	28	35	20	16
Non-guarantor Subsidiaries [Member]
Cash provided by (used for) operations
Net income	(3,074)	(1,670)	(4,411)	(3,430)	(4,900)
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	0	0	0	0	0
Depreciation and amortization, including deferred financing costs and other	611	896	1,596	1,772	1,918
Stock-based compensation	0				0
Pension expense	0	0	0	0	0
Deferred income taxes	0
Other	0	(316)	(295)	406	(457)
Decrease (increase) in working capital, net of acquisitions
Receivables	28	(719)	(396)	560	(47)
Inventories	(974)	(791)	(129)	517	(1,427)
Prepaid expenses and other	(98)	(64)	15	(1)	22
Accounts payable and accrued liabilities	(336)	(423)	83	(423)	1,203
Pension contributions	0	0	0	0	0
Income taxes payable	(5)	(5)
Other	(1)	0	2	(6)	(8)
Net cash provided by (used for) operations	(3,849)	(3,092)	(3,535)	(605)	(3,696)
Cash provided by (used for) investment
Expenditures for property and equipment	(110)	(81)	(472)	(813)	(1,066)
Acquisitions of businesses and facilities		0	0	0
Proceeds from sales of assets	417	0	0	0	78
Other	12	0	64	(99)	402
Net cash provided by (used for) investment	319	(81)	(408)	(912)	(586)
Cash provided by (used for) financing
Net proceeds from issuance of common stock	0
Issuances of long-term debt	0		0		0
Payments of long-term debt	0		0		0
Financing costs	0		0	0
Other	191
Due to (from) affiliates	3,173	3,137	4,012	1,405	4,420
Net cash provided by (used for) financing	3,364	3,137	4,012	1,405	4,420
Net increase (decrease) in cash and cash equivalents	(166)	(36)	69	(112)	138
Balance at beginning of the period	178	109	109	221	83
Balance at end of the period	12	73	178	109	221
Eliminations [Member]
Cash provided by (used for) operations
Net income	(55,019)	(34,203)	(79,879)	12,871	(4,192)
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	55,019	34,203	79,879	(12,871)	4,192
Depreciation and amortization, including deferred financing costs and other	0	0	0	0	0
Stock-based compensation	0				0
Pension expense	0	0	0	0	0
Deferred income taxes	0
Other	0	0	0	0	0
Decrease (increase) in working capital, net of acquisitions
Receivables	0	(56)	(56)	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other	0	0	0	0	0
Accounts payable and accrued liabilities	0	56	56	0	0
Pension contributions	0	0	0	0	0
Income taxes payable	0	0
Other	0	0	0	0	0
Net cash provided by (used for) operations	0	0	0	0	0
Cash provided by (used for) investment
Expenditures for property and equipment	0	0	0	0	0
Acquisitions of businesses and facilities		0	0	0
Proceeds from sales of assets	0	0	0	0	0
Other	0	0	0	0	0
Net cash provided by (used for) investment	0	0	0	0	0
Cash provided by (used for) financing
Net proceeds from issuance of common stock	0
Issuances of long-term debt	0		0		0
Payments of long-term debt	0		0		0
Financing costs	0		0	0
Other	0
Due to (from) affiliates	0	0	0	0	0
Net cash provided by (used for) financing	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Balance at beginning of the period	0	0	0	0	0
Balance at end of the period	$ 0	$ 0	$ 0	$ 0	$ 0

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales
Trade	$ 2,759,290	$ 2,229,325	$ 2,215,332
Related parties	19,772	18,763	25,259
Total sales	2,779,062	2,248,088	2,240,591
Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	2,343,174	1,952,619	1,947,362
Materials, labor, and other operating expenses from related parties (excluding depreciation)	60,271	40,058	33,613
Depreciation and amortization	33,407	37,022	34,899
Selling and distribution expenses	235,055	204,998	202,464
General and administrative expenses	43,122	37,242	38,463
General and administrative expenses from related party	0	0	1,576
Other (income) expense, net	(902)	(3,195)	4,624
Total costs and expenses	2,715,931	2,275,134	2,253,753
Income (loss) from operations	63,131	(27,046)	(13,162)
Foreign exchange gain (loss)	37	(497)	352
Gain on repurchase of long-term debt	0	0	28
Interest expense	(21,757)	(18,987)	(21,005)
Interest income	392	407	790
Total nonoperating income (expense)	(21,328)	(19,077)	(19,835)
Income (loss) before income taxes	41,803	(46,123)	(32,997)
Income tax provision	(307)	(240)	(300)
Net income (loss)	$ 41,496	$ (46,363)	$ (33,297)
Net income (loss) per common share:
Basic and diluted	$ 1.4	$ (1.56)	$ (1.12)
Weighted average shares outstanding:
Basic and diluted	29,700	29,700	29,700

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended													6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ 10,412		$ 1,300	$ 23,500	$ 15,047		$ 1,700	$ (13,800)	[1]	$ (3,700)	$ (9,900)	$ (19,000)	[2]	$ 91,248		$ 16,715		$ 41,496	$ (46,363)	$ (33,297)
Defined benefit pension plans
Actuarial loss																		(8,432)	(83,528)	(4,027)
Amortization of actuarial loss	1,411				1,958									2,806		3,984		7,632	2,703	556
Amortization of prior service costs and other	14				42									28		83		416	175	178
Other comprehensive loss	1,425	[3]			2,000	[3]								2,834	[3]	4,067	[3]	(384)	(80,650)	(3,293)
Comprehensive income (loss)	$ 11,837				$ 17,047									$ 94,082		$ 20,782		$ 41,112	$ (127,013)	$ (36,590)

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.
[3]	Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 232,667		$ 54,507	$ 174,075		$ 182,455	$ 264,601	$ 287,101
Receivables
Trade, less allowances of $2,546, $2,696 and $2,142	205,722		134,743			118,901
Related parties	434		674			1,236
Other	6,612		6,204			3,796
Inventories	368,350		325,806			283,978
Prepaid expenses and other	11,851		5,523			4,864
Total current assets	845,385		527,457			595,230
Property and equipment, net	261,309		265,924			266,456
Timber deposits	7,267		6,221			8,327
Deferred financing costs	7,279		7,562			4,962
Goodwill	12,170		12,170			12,170
Intangible assets	8,900		8,900			8,900
Other assets	7,486		8,164			6,786
Total assets	1,194,615		836,398			902,831	952,233
Accounts payable
Trade	195,206		140,192			116,758
Related parties	1,957		1,950			1,142
Accrued liabilities
Compensation and benefits	42,039		61,814			32,267
Interest payable	2,745		3,188			3,326
Other	30,875		29,043			24,486
Total current liabilities	272,822		236,187			177,979
Debt
Long-term debt	250,000		275,000			219,560
Other
Compensation and benefits	195,384		206,668			200,248
Other long-term liabilities	14,447		14,336			13,676
Total other liabilities	209,831		221,004			213,924
Redeemable equity	0		6,443			8,749	9,299
Commitments and contingent liabilities
Stockholders' equity
Preferred stock, $0.01 par value per share; 50,000 shares authorized, no shares issued and outstanding	0		0			0
Common stock, $0.01 par value per share; 300,000 shares authorized, 43,229, 29,700, and 29,700 shares issued and outstanding	432		297			297
Additional paid-in capital	494,908		256,927			482,894
Accumulated other comprehensive loss	(118,395)	(119,820)	(121,229)	(116,778)	(118,778)	(120,845)	(40,195)
Retained earnings	85,017		(38,231)			(79,727)
Total stockholders' equity	461,962		97,764			282,619	409,093	359,285
Total liabilities and stockholders' equity	$ 1,194,615		$ 836,398			$ 902,831

Consolidated Balance Sheets Parenthetical (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet Parenthetical [Abstract]
Trade receivables, allowances	$ 2,546	$ 2,696	$ 2,142
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized	50,000,000	50,000,000	50,000,000
Preferred stock, issued and outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, issued and outstanding	43,229,412	29,700,000	29,700,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash provided by (used for) operations
Net income (loss)	$ 91,248	$ 16,715	$ 41,496	$ (46,363)	$ (33,297)
Items in net income (loss) not using (providing) cash
Depreciation and amortization, including deferred financing costs and other	18,131	17,664	37,211	39,232	37,674
Pension expense	5,434	6,394	12,653	11,368	7,449
Management equity units expense	1,073	0	0	0	1,625
Other	(277)	(469)	(471)	2,220	(371)
Decrease (increase) in working capital, net of acquisitions
Receivables	(71,487)	(59,482)	(17,238)	(15,675)	(6,338)
Inventories	(42,544)	(35,154)	(41,828)	(20,899)	(28,428)
Prepaid expenses and other	(2,523)	(2,251)	(652)	(72)	(300)
Accounts payable and accrued liabilities	36,833	68,235	53,041	1,878	32,419
Pension contributions	(9,970)	(7,874)	(8,486)	(13,621)	(3,873)
Other	(4,546)	1,034	4,410	(1,049)	3,727
Net cash provided by (used for) operations	(45,823)	4,783	80,136	(42,981)	10,287
Cash provided by (used for) investment
Expenditures for property and equipment	(14,042)	(10,952)	(27,386)	(33,537)	(35,751)
Acquisitions of businesses and facilities	0	(2,355)	(2,355)	(5,782)	0
Proceeds from sales of assets	546	145	246	3,126	1,254
Other	10	(1)	61	(424)	(956)
Net cash provided by (used for) investment	(13,486)	(13,163)	(29,434)	(36,617)	(35,453)
Cash provided by (used for) financing
Issuances of long-term debt	55,000	0	300,000	0	45,000
Payments of long-term debt	(80,000)	0	(244,560)	0	(128,451)
Distributions to Boise Cascade Holdings, L.L.C.			(228,268)	0	0
Proceeds from Boise Cascade Holdings, L.L.C., for sale of shares of Boise Inc.			0	0	86,117
Financing costs	(321)	0	(5,822)	(2,548)	0
Net cash provided by (used for) financing	237,469	0	(178,650)	(2,548)	2,666
Net increase (decrease) in cash and cash equivalents	178,160	(8,380)	(127,948)	(82,146)	(22,500)
Balance at beginning of the period	54,507	182,455	182,455	264,601	287,101
Balance at end of the period	$ 232,667	$ 174,075	$ 54,507	$ 182,455	$ 264,601

Consolidated Statements of Stockholder's Equity (USD $) In Thousands, except Share data	Total		Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Total stockholder's equity at Dec. 31, 2009	$ 359,285		$ 297	$ 395,957	$ (36,902)	$ (67)
Common stock, shares at Dec. 31, 2009			29,700,000
Net income (loss)	(33,297)					(33,297)
Other comprehensive loss	(3,293)				(3,293)
Transfer of proceeds from Boise Cascade Holdings, L.L.C., for sale of Boise Inc. shares	86,123			86,123
Other	275			275
Total stockholder's equity at Dec. 31, 2010	409,093		297	482,355	(40,195)	(33,364)
Common stock, shares at Dec. 31, 2010			29,700,000
Net income (loss)	(46,363)					(46,363)
Other comprehensive loss	(80,650)				(80,650)
Allocation of redeemable equity to stockholder's equity	550	[1]		550
Other	(11)			(11)
Total stockholder's equity at Dec. 31, 2011	282,619		297	482,894	(120,845)	(79,727)
Common stock, shares at Dec. 31, 2011	29,700,000		29,700,000
Net income (loss)	41,496					41,496
Other comprehensive loss	(384)				(384)
Distributions to Boise Cascade Holdings, L.L.C.	(228,268)			(228,268)
Allocation of redeemable equity to stockholder's equity	2,306	[1]		2,306
Other	(5)			(5)
Total stockholder's equity at Dec. 31, 2012	$ 97,764		$ 297	$ 256,927	$ (121,229)	$ (38,231)
Common stock, shares at Dec. 31, 2012	29,700,000		29,700,000

[1]	In 2012 and 2011, we reclassified certain redeemable equity units into "Stockholder's Equity" on our Consolidated Balance Sheets. The reclassifications resulted from employee retirements or terminations causing the equity units to no longer be subject to mandatory redemption in an event that is outside of BC Holdings' control.

Nature of Operations and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Nature of Operations and Basis of Presentation [Abstract]
Nature of Operations and Basis of Presentation
Nature of Operations and Consolidation

Nature of Operations

We are a building products company headquartered in Boise, Idaho. As used in this Form 10-Q, the terms "Boise Cascade," "we," and "our" refer to Boise Cascade, L.L.C., and its consolidated subsidiaries prior to our conversion to a Delaware corporation and to Boise Cascade Company and its consolidated subsidiaries on or after such conversion. On February 4, 2013, we converted to a Delaware corporation from a Delaware limited liability company by filing a certificate of conversion in Delaware. The common stock authorized and outstanding, par values, net income per share amounts, and other per-share disclosures for all periods presented have been adjusted to reflect the impact of this conversion. We are one of the largest producers of engineered wood products (EWP) and plywood in North America and a leading U.S. wholesale distributor of building products.

On February 11, 2013, we issued 13,529,412 shares of common stock in our initial public offering. Following our initial public offering, the common stock held by Boise Cascade Holdings, L.L.C. (BC Holdings) represented 68.7% of our outstanding common stock. Following the completion of a secondary offering by BC Holdings of 10,000,000 shares of our common stock and the repurchase of 3,864,062 shares of our common stock from BC Holdings subsequent to June 30, 2013, the common stock held by BC Holdings represents 40.2% of our outstanding common stock. See Note 13, Subsequent Events, for a discussion of the secondary offering and repurchase of common stock. BC Holdings is controlled by Forest Products Holdings, L.L.C. (FPH).

We operate our business using three reportable segments: (1) Wood Products, which manufactures and sells EWP, plywood, studs, particleboard, and ponderosa pine lumber, (2) Building Materials Distribution, which is a wholesale distributor of building materials, and (3) Corporate and Other, which includes corporate support staff services, related assets and liabilities, and foreign exchange gains and losses. For more information, see Note 11, Segment Information.

Consolidation

The accompanying quarterly consolidated financial statements have not been audited by an independent registered public accounting firm but, in the opinion of management, include all adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods presented. Except as disclosed within these condensed notes to unaudited quarterly consolidated financial statements, the adjustments made were of a normal, recurring nature. Certain information and footnote disclosures normally included in our annual consolidated financial statements have been condensed or omitted. The quarterly consolidated financial statements include the accounts of Boise Cascade and its subsidiaries after elimination of intercompany balances and transactions. Quarterly results are not necessarily indicative of results that may be expected for the full year. These condensed notes to unaudited quarterly consolidated financial statements should be read in conjunction with our 2012 Form 10-K and the other reports we file with the Securities and Exchange Commission (SEC).

Nature of Operations and Basis of Presentation

Nature of Operations

We are a building products company headquartered in Boise, Idaho. Our operations began on October 29, 2004 (inception), when we acquired the forest products and paper assets of OfficeMax (the Forest Products Acquisition). As used in these consolidated financial statements, the terms "Boise Cascade," "we," and "our" refer to Boise Cascade, L.L.C., and its consolidated subsidiaries prior to our conversion to a Delaware corporation and to Boise Cascade Company and its consolidated subsidiaries on or after such conversion, as discussed in Note 16, Subsequent Events. Prior to the initial public offering of shares of common stock of Boise Cascade Company, discussed in Note 13, Equity, Boise Cascade was 100% owned by Boise Cascade Holdings, L.L.C. (BC Holdings). We are a leading U.S. wholesale distributor of building products and one of the largest producers of engineered wood products (EWP) and plywood in North America.

We operate our business using three reportable segments: (1) Building Materials Distribution, which is a wholesale distributor of building materials, (2) Wood Products, which manufactures and sells EWP, plywood, studs, particleboard, and ponderosa pine lumber, and (3) Corporate and Other, which includes corporate support staff services, related assets and liabilities, and foreign exchange gains and losses. For more information, see Note 14, Segment Information.

The following sets forth our corporate structure and equity ownership at December 31, 2012 (prior to our initial public offering):
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Basis of Presentation and Comparability of Data

In connection with the sale of our Paper and Packaging & Newsprint assets in 2008, we received $1,277.2 million of cash consideration, a $41 million paid-in-kind promissory note receivable, and $285.2 million of net stock consideration. Immediately following the sale, we distributed the securities received in the transaction to BC Holdings, as the securities were not subject to the collateral liens of the bank credit facility of the company then in effect. However, the cash and securities received in the transaction were subject to the covenants of the company's subordinated note indenture in effect at the time of the distribution and the guaranty provided by BC Holdings. As a result of receiving stock in Boise Inc., BC Holdings had a significant indirect financial interest in the results of the sold businesses. The equity interest BC Holdings owned in Boise Inc. and the related-party transactions we had with Boise Inc. after the sale represented a significant continuing involvement. In 2008, BC Holdings sold the paid-in-kind promissory note receivable for $52.7 million after selling expenses and transferred the net proceeds to us. In 2009 and 2010, BC Holdings sold 18.8 million and 18.3 million shares of Boise Inc. and transferred the net proceeds of $83.2 million and $86.1 million to us. The cash received as a reinvestment in us by BC Holdings was reflected in our Consolidated Statements of Cash Flows. We used the cash received from BC Holdings in 2008, 2009, and 2010 to repay senior debt and for capital spending in accordance with the asset sale covenant of our subordinated note indenture. The 18.3 million shares sold in 2010 represented BC Holdings' remaining investment in Boise Inc. Because of the disposition, Boise Inc. is no longer a related party. The related-party activity with Boise Inc. included in the Consolidated Financial Statements includes only those sales and costs and expenses transacted prior to March 2010, when Boise Inc. was a related party. As a result, beginning in March 2010, transactions with Louisiana Timber Procurement Company, L.L.C. (LTP) (discussed in Note 4, Transactions With Related Parties) represent the only remaining significant related-party activity recorded in our consolidated financial statements.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Accounting Policies

The complete summary of significant accounting policies is included in Note 2, Summary of Significant Accounting Policies, of the Notes to Consolidated Financial Statements in "Item 8. Financial Statements and Supplementary Data" in our 2012 Form 10-K.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets; legal contingencies; guarantee obligations; indemnifications; assumptions used in retirement benefits; income taxes; and vendor and customer rebates, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in these estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

Vendor and Customer Rebates and Allowances

We receive rebates and allowances from our vendors under a number of different programs, including vendor marketing programs. At June 30, 2013, and December 31, 2012, we had $4.0 million and $4.1 million, respectively, of vendor rebates and allowances recorded in "Receivables, Other" on our Consolidated Balance Sheets. Rebates and allowances received from our vendors are recognized as a reduction of "Materials, labor, and other operating expenses (excluding depreciation)" when the product is sold, unless the rebates and allowances are linked to a specific incremental cost to sell a vendor's product. Amounts received from vendors that are linked to specific selling and distribution expenses are recognized as a reduction of "Selling and distribution expenses" in the period the expense is incurred.

We also provide rebates to our customers and our customers' customers based on the volume of their purchases. We provide the rebates to increase the sell-through of our products. The rebates are recorded as a decrease in "Sales." At June 30, 2013, and December 31, 2012, we had $21.2 million and $19.7 million, respectively, of rebates payable to our customers recorded in "Accrued liabilities, Other" on our Consolidated Balance Sheets.

Leases

We lease a portion of our distribution centers as well as other property and equipment under operating leases. For purposes of determining straight-line rent expense, the lease term is calculated from the date we first take possession of the facility, including any periods of free rent and any renewal option periods we are reasonably assured of exercising. Rental expense for operating leases was $3.7 million and $3.6 million for the three months ended June 30, 2013 and 2012, respectively, and $7.3 million and $7.2 million for the six months ended June 30, 2013 and 2012, respectively. Sublease rental income was not material in any of the periods presented.

Inventories

Inventories included the following (work in process was not material):

	June 30, 2013	December 31, 2012
	(thousands)
Finished goods and work in process	$316,605	$267,115
Logs	29,517	37,273
Other raw materials and supplies	22,228	21,418
	$368,350	$325,806

Property and Equipment

Property and equipment consisted of the following asset classes:

	June 30, 2013	December 31, 2012
	(thousands)
Land	$34,992	$35,662
Buildings	88,818	88,129
Improvements	34,731	34,526
Office equipment and vehicles	85,954	80,857
Machinery and equipment	271,166	264,084
Construction in progress	9,928	11,176
	525,589	514,434
Less accumulated depreciation	(264,280)	(248,510)
	$261,309	$265,924

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy under U.S. generally accepted accounting principles (GAAP) gives the highest priority to quoted market prices (Level 1) and the lowest priority to unobservable inputs (Level 3). In general, and where applicable, we use quoted prices in active markets for identical assets or liabilities to determine fair value (Level 1). If quoted prices in active markets for identical assets or liabilities are not available to determine fair value, we use quoted prices for similar assets and liabilities or inputs that are observable either directly or indirectly (Level 2). If quoted prices for identical or similar assets are not available or are unobservable, we may use internally developed valuation models, whose inputs include bid prices, and third-party valuations utilizing underlying asset assumptions (Level 3).

Financial Instruments

Our financial instruments are cash and cash equivalents, accounts receivable, accounts payable, and long-term debt. Our cash is recorded at cost, which approximates fair value, and our cash equivalents are money market funds measured at fair value. As of June 30, 2013, and December 31, 2012, we held $176.8 million and $10.6 million, respectively, in money market funds that are measured at fair value on a recurring basis using Level 1 inputs. The recorded values of accounts receivable and accounts payable approximate fair values based on their short-term nature. At June 30, 2013, the book value of our fixed-rate debt was $250.0 million, and the fair value was estimated to be $253.8 million. The difference between the book value and the fair value is derived from the difference between the period-end market interest rate and the stated rate of our fixed-rate, long-term debt. We estimated the fair value based on quoted market prices for our debt (Level 1 measurement).

Concentration of Credit Risk

We are exposed to credit risk related to customer accounts receivable. In order to manage credit risk, we consider customer concentrations and current economic trends and monitor the creditworthiness of significant customers based on ongoing credit evaluations. At June 30, 2013, and December 31, 2012, the receivables from a single customer accounted for approximately 16% and 14%, respectively, of total receivables. No other customer accounted for 10% or more of total receivables.

New and Recently Adopted Accounting Standards

In July 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (Topic 740). This ASU requires that liabilities related to unrecognized tax benefits offset deferred tax assets for net operating loss carry forwards, a similar tax loss or a tax credit carry forward (Carryforward), if such settlement is required or expected in the event the uncertain tax position is disallowed. In situations in which a Carryforward cannot be used or the deferred tax asset is not intended to be used for such purpose, the unrecognized tax benefit should be recorded as a liability and should not offset deferred tax assets.  The guidance is effective for annual and interim reporting periods beginning after December 15, 2013. We are currently evaluating the effect, if any, the adoption of this standard will have on our financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires entities to disclose additional information about changes in and significant items reclassified out of accumulated other comprehensive income. We adopted the provisions of this guidance January 1, 2013, and it had no effect on our financial position and results of operations. For additional information, see Note 8, Stockholders' Equity.

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, which gives entities the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. We adopted the provisions of this guidance January 1, 2013, and it had no effect on our financial position and results of operations.

There were no other accounting standards recently issued that had or are expected to have a material impact on our consolidated financial statements and associated disclosures.

Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of Boise Cascade and its subsidiaries. Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets; legal contingencies; guarantee obligations; indemnifications; assumptions used in retirement benefits; and vendor and customer rebates, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in these estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

Revenue Recognition

We recognize revenue when the following criteria are met: persuasive evidence of an agreement exists, delivery has occurred or services have been rendered, our price to the buyer is fixed or determinable, and collectibility is reasonably assured. Delivery is not considered to have occurred until the customer takes title and assumes the risks and rewards of ownership. The timing of revenue recognition is dependent on shipping terms. Revenue is recorded at the time of shipment for terms designated free on board (fob) shipping point. For sales transactions designated fob destination, revenue is recorded when the product is delivered to the customer's delivery site. Fees for shipping and handling charged to customers for sales transactions are included in "Sales." For our Wood Products segment, costs related to shipping and handling are included in "Materials, labor, and other operating expenses (excluding depreciation)." In our Wood Products segment, we view our shipping and handling costs as a cost of the manufacturing process and the movement of product to our end customers.
For our Building Materials Distribution segment, costs related to shipping and handling of $89.3 million, $79.9 million, and $77.9 million are included primarily in "Selling and distribution expenses" for the years ended December 31, 2012, 2011, and 2010, respectively. In our Building Materials Distribution segment, our activities relate to the purchase and resale of finished product, and excluding shipping and handling costs from “Materials, labor, and other operating expenses (excluding depreciation)” provides us a clearer view of our operating performance and the effectiveness of our sales and purchasing functions. We present sales taxes collected from customers and remitted to governmental authorities on a net basis in our Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash equivalents consist of short-term investments that have a maturity of three months or less at the date of purchase. At December 31, 2012 and 2011, the majority of our cash and cash equivalents were invested in money market funds that are broadly diversified and invest in high-quality, short-duration securities, including commercial paper, certificates of deposit, U.S. government agency securities, and similar instruments. We have significant amounts of cash and cash equivalents that are in excess of federally insured limits. Though we have not experienced any losses on our cash and cash equivalents to date and we do not anticipate incurring any losses, we cannot be assured that we will not experience losses on our cash and cash equivalents.

Trade Accounts Receivables and Allowance for Doubtful Accounts

Trade accounts receivable are stated at the amount we expect to collect. Trade accounts receivable do not bear interest. We make ongoing estimates relating to the collectibility of our accounts receivable and maintain a reserve for estimated losses resulting from the inability of our customers to meet their financial obligations to us. At December 31, 2012 and 2011, we had $2.7 million and $2.1 million, respectively, recorded as allowances for doubtful accounts. In determining the amount of the reserve, we consider our historical level of credit losses, customer concentrations, current economic trends, and changes in customer creditworthiness. Our sales are principally to customers in the building products industry located in the United States and Canada. A significant portion of our sales are concentrated with a relatively small number of customers. In 2012, our top ten customers represented approximately 29% of sales. In order to manage credit risk, we consider customer concentrations and current economic trends and monitor the creditworthiness of significant customers based on ongoing credit evaluations. At both December 31, 2012 and 2011, receivables from a single customer accounted for approximately 14% of total receivables. No other customer accounted for 10% or more of total receivables. Adjustments to the valuation allowance are charged to income. Trade accounts receivable balances that remain outstanding after we have used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable.

The low level of new residential construction in the U.S. and more restrictive lending standards have affected the ability of our customers and our customers' customers to fund their operations, which makes it difficult for us to estimate future credit losses. Although we have not experienced material credit losses in recent years, our actual future losses from uncollectible accounts may differ materially from our current estimates. As additional information becomes known, we may change our estimates. In the event we determine that a change in the reserve is appropriate, we will record a charge to "Selling and distribution expenses" in our Consolidated Statements of Operations in the period we make such a determination.

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy under U.S. generally accepted accounting principles (GAAP) gives the highest priority to quoted market prices (Level 1) and the lowest priority to unobservable inputs (Level 3). In general, and where applicable, we use quoted prices in active markets for identical assets or liabilities to determine fair value (Level 1). If quoted prices in active markets for identical assets or liabilities are not available to determine fair value, we use quoted prices for similar assets and liabilities or inputs that are observable either directly or indirectly (Level 2). If quoted prices for identical or similar assets are not available or are unobservable, we may use internally developed valuation models, whose inputs include bid prices, and third-party valuations utilizing underlying asset assumptions (Level 3). See Note 11, Retirement and Benefit Plans, for the fair value measurements of our defined benefit plans' assets.

Financial Instruments

Our financial instruments are cash and cash equivalents, accounts receivable, accounts payable, and long-term debt. Our cash is recorded at cost, which approximates fair value, and our cash equivalents are money market funds measured at fair value. As of December 31, 2012 and 2011, we held $10.6 million and $164.6 million, respectively, in money market funds that are measured at fair value on a recurring basis using Level 1 inputs. The recorded values of accounts receivable and accounts payable approximate fair values based on their short-term nature. At December 31, 2012, the book value of our fixed-rate debt was $250.0 million, and the fair value was estimated to be $251.6 million. The difference between the book value and the fair value is derived from the difference between the period-end market interest rate and the stated rate of our fixed-rate, long-term debt. We estimated the fair value based on quoted market prices for similar traded debt (Level 2 measurement). The interest rate on our revolving credit facility is based on market conditions such as the London Interbank Offered Rate (LIBOR) or a base rate. Because the interest rate on the revolving credit facility is based on current market conditions, we believe that the estimated fair value of the outstanding balance on our revolving credit facility approximates book value.

We are exposed to financial risks such as changes in interest rates, foreign currency exchange rates, and commodity price risk. We employ a variety of practices to manage these risks, including operating and financing activities and, where deemed appropriate, the use of derivative instruments. During the years ended December 31, 2012 and 2011, we had no derivative instruments.

Vendor and Customer Rebates and Allowances

We receive rebates and allowances from our vendors under a number of different programs, including vendor marketing programs. At December 31, 2012 and 2011, we had $4.1 million and $2.8 million, respectively, of vendor rebates and allowances recorded in "Receivables, Other" on the Consolidated Balance Sheets. Rebates and allowances received from our vendors are recognized as a reduction of "Materials, labor, and other operating expenses (excluding depreciation)" when the product is sold, unless the rebates and allowances are linked to a specific incremental cost to sell a vendor's product. Amounts received from vendors that are linked to specific selling and distribution expenses are recognized as a reduction of "Selling and distribution expenses" in the period the expense is incurred.

We also provide rebates to our customers and our customers' customers based on the volume of their purchases. We provide the rebates to increase the sell-through of our products. The rebates are recorded as a decrease in "Sales, Trade." At December 31, 2012 and 2011, we had $19.7 million and $15.6 million, respectively, of rebates payable to our customers recorded in "Accrued liabilities, Other" on our Consolidated Balance Sheets.

Foreign Currency
The functional currency for our operations outside the United States is the U.S. dollar. Nonmonetary assets and liabilities and related depreciation and amortization for these foreign operations are remeasured into U.S. dollars using historical exchange rates. Monetary assets and liabilities are remeasured into U.S. dollars using the exchange rates as of the Consolidated Balance Sheet date. Revenue and expense items are remeasured into U.S. dollars using an average exchange rate prevailing during the year.
Leases
We assess lease classification as either capital or operating at lease inception or upon modification. We lease a portion of our distribution centers as well as other property and equipment under operating leases. Substantially all lease agreements have fixed payment terms based on the passage of time. Some lease agreements provide us with the option to purchase the leased property. Additionally, some agreements contain renewal options generally ranging from two to five years, with fixed payment terms similar to those in the original lease agreements. For purposes of determining straight-line rent expense, the lease term is calculated from the date we first take possession of the facility, including any periods of free rent and any renewal option periods we are reasonably assured of exercising.
Inventory Valuation

Inventories are valued at the lower of cost or market. Cost is based on the first-in, first-out (FIFO) method of inventory valuation or average cost, which approximates the FIFO method. Manufactured inventories include costs for materials, labor, and factory overhead. Log inventories include costs to harvest and deliver the timber.

Inventories include the following (work in process is not material):

	December 31, 2012	December 31, 2011
	(thousands)
Finished goods and work in process	$267,115	$223,605
Logs	37,273	41,243
Other raw materials and supplies	21,418	19,130
	$325,806	$283,978

Property and Equipment

Property and equipment are recorded at cost. Cost includes expenditures for major improvements and replacements and the amount of interest cost associated with significant capital additions. For the years ended December 31, 2012, 2011, and 2010, we did not capitalize any interest. We expense all repair and maintenance costs as incurred. When property and equipment are retired, sold, or otherwise disposed of, the asset's carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included in income (loss). We use the straight-line method of depreciation.

Property and equipment consisted of the following asset classes with the following general range of estimated useful lives:

	December 31, 2012	December 31, 2011	General Range of Estimated Useful Lives in Years
	(thousands)
Land	$35,662	$35,469
Buildings	88,129	84,510	20	-	40
Improvements	34,526	32,645	10	-	15
Office equipment and vehicles	80,857	74,349	3	-	7
Machinery and equipment	264,084	253,933	7	-	12
Construction in progress	11,176	5,812
	514,434	486,718
Less accumulated depreciation	(248,510)	(220,262)
	$265,924	$266,456

Long-Lived Asset Impairment

We review long-lived assets for impairment when events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. An impairment of long-lived assets exists when the carrying value is not recoverable through future undiscounted cash flows from operations and when the carrying value of an asset or asset group exceeds its fair value.

During fiscal 2011, long-lived assets with a net carrying amount of $2.5 million were written down to their fair value of $0.5 million, resulting in an impairment charge of $2.0 million. These impairment charges were measured at fair value using Level 3 inputs, including discounted cash flows and appraisals.
Goodwill and Intangible Assets

We maintain two reporting units for purposes of our goodwill impairment testing, Building Materials Distribution and Wood Products, which are the same as our operating segments discussed in Note 14, Segment Information. We test goodwill in each of our reporting units and intangible assets with indefinite lives for impairment annually in the fourth quarter or sooner if events or changes in circumstances indicate that the carrying value of the asset may exceed fair value.

We completed our annual assessment of goodwill in fourth quarter 2012 using a qualitative approach. The qualitative goodwill impairment assessment requires evaluating factors, based on the weight of evidence, to determine whether a reporting unit's carrying value would more likely than not exceed its fair value. As part of our goodwill qualitative testing process for each reporting unit, we evaluate various factors that are specific to the reporting unit as well as industry and macroeconomic factors in order to determine whether it is reasonably likely to have a material impact on the fair value of our reporting units. Examples of the factors that were considered include the results of the most recent quantitative impairment test, current and long-term forecasted financial results, changes in the discount rate between current and prior years, and operating strategy for each reporting unit. Based on the qualitative analysis performed in 2012, we concluded that there were no changes that were reasonably likely to cause the fair value of the reporting units to be less than the reporting units' carrying value and determined that there was no impairment of our goodwill. In the event we were to determine that a reporting unit's carrying value would more likely than not exceed its fair value, quantitative testing would be performed comparing carrying values to estimated fair values.

For our intangible asset impairment testing, we use a discounted cash flow approach, based on a relief from royalty method (Level 3 measurement). This method assumes that, through ownership of trademarks and trade names, we avoid royalty expenses associated with licensing, resulting in cost savings. An estimated royalty rate, determined as a percentage of the related net sales, is used to estimate the value of the intangible assets. Based on the impairment tests of our intangible assets with indefinite lives, we determined that the fair value of our intangible assets exceeds their carrying value.

See Note 8, Goodwill and Intangible Assets, for additional information.

Asset Retirement Obligations

We recognize our asset retirement obligations in the period in which they are incurred if sufficient information is available to reasonably estimate the fair value of the obligation. Fair value estimates are determined using Level 3 inputs in the fair value hierarchy. The fair values of our asset retirement obligations are measured using expected future cash outflows discounted using the company's credit-adjusted risk-free interest rate. When we record the liability, we capitalize the cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its settlement value, and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the liability, we will recognize a gain or loss for any difference between the settlement amount and the liability recorded.

At December 31, 2012 and 2011, we had $0.3 million and $0.2 million, respectively, of asset retirement obligations recorded in "Other, Other long-term liabilities" on our Consolidated Balance Sheets. At December 31, 2012, these liabilities related primarily to landfill closure costs. The liabilities are based on the best estimate of current costs and are updated periodically to reflect current technology, laws and regulations, inflation, and other economic factors. We do not have any assets legally restricted for purposes of settling asset retirement obligations.

We have additional asset retirement obligations with indeterminate settlement dates. The fair value of these asset retirement obligations cannot be estimated due to the lack of sufficient information to estimate the settlement dates of the obligations. These asset retirement obligations include, for example, (i) removal and disposal of potentially hazardous materials on equipment and/or an operating facility if the equipment and/or facility were to undergo major maintenance, renovation, or demolition; (ii) retention ponds that may be required to be drained and/or cleaned if the related operating facility is closed; and (iii) storage sites or owned facilities for which removal and/or disposal of chemicals and other related materials are required if the operating facility is closed. We will recognize a liability in the period in which sufficient information becomes available to reasonably estimate the fair value of these obligations.

Pension and Other Postretirement Benefits

Several estimates and assumptions are required to record pension costs and liabilities, including discount rates, expected return on plan assets, expected rate of compensation increases, retirement and mortality rates, expected contributions, and other factors. We review and update these assumptions annually unless a plan curtailment or other event occurs requiring that we update the estimates on an interim basis. See Note 11, Retirement and Benefit Plans, for additional information related to our pension and other postretirement benefit plans. While we believe that the assumptions used to measure our pension and other postretirement obligations are reasonable, differences in actual experience or changes in assumptions may materially affect our pension and other postretirement obligations and future expense.

Deferred Software Costs

We defer internal-use software costs that benefit future years. These costs are amortized using the straight-line method over the expected life of the software, typically three to five years. "Other assets" in the Consolidated Balance Sheets includes $3.7 million and $4.6 million of deferred software costs at December 31, 2012 and 2011, respectively. For the years ended December 31, 2012, 2011, and 2010, amortization of deferred software costs was $1.2 million, $1.0 million, and $0.8 million, respectively.

Labor Concentration and Unions

As of December 31, 2012, we had approximately 4,560 employees. Approximately 30% of these employees work pursuant to collective bargaining agreements. As of December 31, 2012, we had ten collective bargaining agreements. Two agreements, covering 356 employees at our facility in Florien, Louisiana, and 273 employees at our facility in Oakdale, Louisiana, are set to expire on July 15, 2013. We expect these two agreements to be bargained together.

Self-Insurance

We are self-insured for certain losses related to workers' compensation and medical claims as well as general and auto liability. The expected ultimate costs for claims incurred are recognized as liabilities in the Consolidated Balance Sheets and are estimated based principally on an analysis of historical claims data and estimates of claims incurred but not reported. Losses are accrued and charged to operations when it is probable that a loss has been incurred and the amount can be reasonably estimated. We maintain third-party stop-loss insurance policies to cover these liability costs in excess of predetermined retained amounts. Costs related to the administration of the plans and related claims are expensed as incurred. At December 31, 2012 and 2011, self-insurance related liabilities of $7.2 million and $7.6 million were classified within "Accrued liabilities," and $10.0 million and $9.7 million were classified within "Other long-term liabilities" on our Consolidated Balance Sheets, respectively.

New and Recently Adopted Accounting Standards

In February 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires entities to disclose additional information about changes in and significant items reclassified out of accumulated other comprehensive income. The guidance is effective for annual and interim reporting periods beginning after December 15, 2012. We do not believe the adoption of this update will have a material effect on our consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite - Lived Intangible Assets for Impairment, which gives entities the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite‑lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite‑lived intangible asset is impaired, the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite‑lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. The amended guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We do not believe the adoption of this guidance will have a material impact on our consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which gives entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of a reporting unit in step 1 of the goodwill impairment test. If entities determine, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. Otherwise, further testing would not be needed. We adopted the provisions of this guidance January 1, 2012, and it had no effect on our financial position and results of operations. For additional information, see the Goodwill and Intangible Assets section of Note 2 above.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of equity, among other amendments. Instead, the company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. We adopted this guidance retrospectively as of January 1, 2012, by adding the Consolidated Statements of Comprehensive Income (Loss) to our consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). This ASU was issued to provide largely identical guidance about fair value measurement and disclosure requirements for entities that disclose the fair value of an asset, a liability, or an instrument classified in shareholders' equity in their consolidated financial statements as that provided in the International Accounting Standards Board's new IFRS 13, Fair Value Measurement. This ASU does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it already is required or permitted under GAAP. We adopted the provisions of ASU 2011-04 on January 1, 2012. The adoption of this guidance did not have a material effect on our financial statement disclosures.

There were no other accounting standards recently issued that had or are expected to have a material impact on our consolidated financial statements and associated disclosures.

Reclassifications

Certain amounts in prior years' consolidated financial statements have been reclassified to conform with the current year's presentation, none of which were considered material.

Outsourcing Services Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Outsourcing Services Agreement [Abstract]
Outsourcing Services Agreement
Outsourcing Services Agreement

Under an Outsourcing Services Agreement, Boise Inc. provides a number of corporate staff services to us. These services include information technology, accounting, and human resource transactional services. The agreement, as extended, expires on February 22, 2015. The agreement automatically renews for successive one-year terms unless either party provides notice of termination to the other party at least 12 months in advance of the expiration date. The Outsourcing Services Agreement gives us (but not Boise Inc.) the right to terminate all or any portion of the services provided to us on 30 days' notice. Total expenses incurred under the Outsourcing Services Agreement were $4.0 million and $3.6 million, respectively, for the three months ended June 30, 2013 and 2012, and $7.9 million and $7.3 million, respectively, for the six months ended June 30, 2013 and 2012.

Outsourcing Services Agreement

Under an Outsourcing Services Agreement, Boise Inc. provides a number of corporate staff services to us at cost. These services include information technology, accounting, and human resource transactional services. The agreement, as extended, expires on February 22, 2015. The agreement automatically renews for successive one-year terms unless either party provides notice of termination to the other party at least 12 months in advance of the expiration date. The Outsourcing Services Agreement gives us (but not Boise Inc.) the right to terminate all or any portion of the services provided to us on 30 days' notice. Total expenses incurred under the Outsourcing Services Agreement, including both related party and nonrelated party, were $15.0 million, $14.7 million, and $14.4 million for the years ended December 31, 2012, 2011, and 2010, respectively. The majority of these expenses are recorded in "General and administrative expenses" in our Consolidated Statements of Operations or "General and administrative expenses from related party" for the period Boise Inc. was a related party. See Note 4, Transactions With Related Parties, for more information.

Transactions With Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Transactions With Related Parties
Transactions With Related Party

Transactions with Louisiana Timber Procurement Company, L.L.C. (LTP) represent the only significant related-party activity recorded in our consolidated financial statements. LTP is an unconsolidated variable-interest entity that is 50% owned by us and 50% owned by Boise Inc. LTP procures sawtimber, pulpwood, residual chips, and other residual wood fiber to meet the wood and fiber requirements of us and Boise Inc. in Louisiana. We are not the primary beneficiary of LTP, as we do not have power to direct the activities that most significantly affect the economic performance of LTP. Accordingly, we do not consolidate LTP's results in our financial statements.

Sales
Related-party sales to LTP from our Wood Products segment in our Consolidated Statements of Operations were $5.3 million and $4.5 million, respectively, during the three months ended June 30, 2013 and 2012, and $11.5 million and $9.4 million, respectively, during the six months ended June 30, 2013 and 2012. These pulpwood and chip sales were made at prices designed to approximate market. These sales are recorded in "Sales" in our Consolidated Statements of Operations.

Costs and Expenses

Related-party wood fiber purchases from LTP were $16.8 million and $19.3 million, respectively, during the three months ended June 30, 2013 and 2012, and $32.5 million and $30.6 million, respectively, during the six months ended June 30, 2013 and 2012. We purchased wood fiber at prices designed to approximate market. These costs are recorded in "Materials, labor, and other operating expenses (excluding depreciation)" in our Consolidated Statements of Operations.

Equity Repurchase

As described in Note 13, Subsequent Events, we entered into a repurchase agreement with BC Holdings, our principal stockholder, on July 22, 2013 to repurchase approximately $100 million of our common stock from BC Holdings. We repurchased 3,864,062 shares of our common stock from BC Holdings on July 30, 2013 for $100.0 million.

Transactions With Related Parties

In early March 2010, BC Holdings sold its remaining investment in Boise Inc., and because of the disposition, Boise Inc. is no longer a related party. The 2010 related-party activity with Boise Inc. in the consolidated financial statements includes only those sales and costs and expenses transacted prior to March 2010, when Boise Inc. was a related party. As a result, beginning in March 2010, transactions with Louisiana Timber Procurement Company, L.L.C. (LTP) represent the only remaining significant related-party activity recorded in our consolidated financial statements. LTP is an unconsolidated variable-interest entity that is 50% owned by us and 50% owned by Boise Inc. LTP procures sawtimber, pulpwood, residual chips, and other residual wood fiber to meet the wood and fiber requirements of Boise Inc. and Boise Cascade in Louisiana. We are not the primary beneficiary of LTP, as we do not have power to direct the activities that most significantly affect the economic performance of LTP. Accordingly, we do not consolidate LTP's results in our financial statements.

Sales

Related-party sales to LTP from our Wood Products segment in our Consolidated Statements of Operations were $19.8 million, $18.8 million, and $20.4 million during the years ended December 31, 2012, 2011, and 2010 respectively. We also recorded $4.9 million of related-party sales to Boise Inc. (for the period they were a related party) during the year ended December 31, 2010. These pulpwood and chip sales were made at prices designed to approximate market.

Costs and Expenses

Related-party fiber purchases from LTP were $60.3 million, $40.1 million, and $33.0 million during the years ended December 31, 2012, 2011, and 2010, respectively. During the year ended December 31, 2010, we also recorded $0.3 million of related-party expenses for transportation services from Boise Inc. (for the period they were a related party). We purchased the fiber and transportation services at prices designed to approximate market. These costs are recorded in "Materials, labor, and other operating expenses from related parties (excluding depreciation)" in our Consolidated Statements of Operations.

During the year ended December 31, 2010, we recorded the following expenses from the Outsourcing Services Agreement as related-party expenses in our Consolidated Statements of Operations. As mentioned above, after we sold our remaining investment in Boise Inc. in March 2010, expenses incurred under the Outsourcing Services Agreement were no longer related-party and are not included in the table below.

Year Ended December 31, 2010
(thousands)
Materials, labor, and other operating expenses from related parties (excluding depreciation)	$332
Selling and distribution expenses	456
General and administrative expenses from related party	1,576
$2,364

Other (Income) Expense	12 Months Ended
Dec. 31, 2012
Other (Income) Expense [Abstract]
Other (Income) Expense
Other (Income) Expense

Other (income) expense includes miscellaneous income and expense items. The components of "Other (income) expense, net" in the Consolidated Statements of Operations are as follows:

	Year Ended December 31
	2012	2011	2010
	(thousands)
Facility closure and curtailments (a)	$—	$1,292	$—
Litigation settlement (b)	—	—	(4,613)
Other, net (c)	902	1,903	(11)
	$902	$3,195	$(4,624)
_______________________________________

(a)	In 2011, we permanently closed a laminated beam manufacturing plant in Emmett, Idaho.

(b)	In 2010, we recorded $4.6 million of income for cash received from a litigation settlement related to vendor product pricing.

(c)	In 2011, we recorded noncash asset write-downs of $2.0 million.

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases
Leases

Rental expense for operating leases was $14.3 million, $14.5 million, and $14.2 million for the years ended December 31, 2012, 2011, and 2010, respectively. Sublease rental income was not material in any of the periods presented.

As of December 31, 2012, our minimum lease payment requirements for noncancelable operating leases with remaining terms of more than one year are as follows (in thousands):

2013	$12,346
2014	11,613
2015	10,919
2016	9,061
2017	8,520
Thereafter	36,723
Total	$89,182

These future minimum lease payment requirements have not been reduced by sublease rentals due in the future under noncancelable subleases. Minimum sublease income expected to be received in the future is not material.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
Income Taxes

Income Tax Provision

On February 4, 2013, we converted from a limited liability company to a corporation. In addition, we elected to be treated as a corporation for federal and state income tax purposes effective as of January 1, 2013. Therefore, we are subject to federal and state income tax expense beginning January 1, 2013. As a limited liability company, we were treated as a disregarded entity for federal income tax purposes and, as such, were included in the income tax return for BC Holdings. Our income tax provision generally consisted of income taxes payable to state jurisdictions that did not allow for the income tax liability to be passed through to our former sole member as well as income taxes payable by our separate subsidiaries that are taxed as corporations. As a limited liability company, we had an effective tax rate of less than 1%. For both the three months and six months ended June 30, 2012, income tax expense was $0.1 million.

The conversion from a limited liability company to a corporation, for tax purposes, was deemed a nontaxable transfer of Boise Cascade, L.L.C., assets and liabilities to Boise Cascade Company. As a result of our conversion to a corporation, we recorded total deferred tax assets of $101.9 million and total deferred tax liabilities of $33.2 million on our Consolidated Balance Sheet, the effect of which was recorded as an income tax benefit in our Consolidated Statement of Operations. These deferred tax items largely consisted of a $69.8 million deferred tax asset related to the pension liability, a $27.4 million deferred tax liability related to property and equipment, and $18.0 million of deferred tax assets related to other employee benefits. No valuation allowance was recorded on our domestic deferred tax assets, except for capital loss carryforwards of $6.1 million, as it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets.

As a corporation, we are subject to typical corporate U.S. federal, state, and foreign income tax rates. Boise Cascade Company will file tax returns as a corporation for the year ending December 31, 2013. For the three months and six months ended June 30, 2013, excluding the discrete establishment of net deferred tax assets, we recorded $6.8 million and $14.4 million, respectively, of income tax expense and had an effective rate of 39.5% and 38.9%, respectively. During the three months and six months ended June 30, 2013, the primary reason for the difference from the federal statutory income tax rate of 35% and the effective tax rate, excluding the deferred discrete item, was the effect of state taxes.

During the six months ended June 30, 2013 and 2012, cash paid for taxes, net of refunds received, was $12.7 million and $0.2 million, respectively.

A reconciliation of the statutory U.S. federal tax provision and the reported tax provision is as follows (dollars in thousands):

Six Months Ended June 30, 2013

Income before income taxes	$36,938
Statutory U.S. income tax rate	35.0%

Statutory tax provision	$12,928
State taxes	1,231
Other	197
Total	$14,356

Effective income tax rate excluding discrete item	38.9%

Recognition of beginning deferred tax balances	$(68,666)

Income tax benefit with discrete item	$(54,310)

Effective income tax rate with discrete item	(147.0)%

The income tax provision (benefit) shown in the Consolidated Statements of Operations includes the following (dollars in thousands):

Six Months Ended June 30, 2013

Current income tax provision (benefit)
Federal	$10,208
State	1,796
Foreign	—
Total current	$12,004

Deferred income tax provision (benefit)
Federal	$(60,745)
State	(5,569)
Foreign	—
Total deferred	$(66,314)
Income tax provision (benefit)	$(54,310)

Income Tax Uncertainties

Boise Cascade, or one of its subsidiaries, files federal income tax returns in the U.S. and Canada and various state income tax returns. The significant state jurisdictions are California, Idaho, Oregon, and Texas.

We recognize tax liabilities and adjust these liabilities when our judgment changes as a result of the evaluation of new information not previously available or as new uncertainties occur. As of June 30, 2013, we had an insignificant amount of unrecognized tax benefits recorded on our Consolidated Balance Sheets, and we do not expect a significant change to the amount of unrecognized tax benefits over the next 12 months. We had no unrecognized tax benefits recorded as of December 31, 2012.

We recognize interest and penalties related to uncertain tax positions as income tax expense in our Consolidated Statements of Operations. During each of the three months and six months ended June 30, 2013 and 2012, we recognized an insignificant amount of interest and penalties related to taxes.

Income Taxes

Income Tax Provision

On February 4, 2013, we converted from a limited liability company to a corporation. In addition, we filed an entity classification election with the Internal Revenue Service to elect to be treated as a corporation for federal and state income tax purposes effective as of January 1, 2013. As a result of our conversion to a corporation, we expect to record deferred tax assets, net of deferred tax liabilities, on our consolidated balance sheet, the effect of which will be recorded as an income tax benefit in the Consolidated Statement of Operations. As a limited liability company, we were not subject to entity-level federal or state income taxation. Our income tax provision generally consisted of income taxes payable to state jurisdictions that do not allow for the income tax liability to be passed through to our equityholder as well as income taxes payable by our separate subsidiaries that are taxed as corporations. As a limited liability company, we had an effective tax rate of less than 1%. For the years ended December 31, 2012, 2011, and 2010, income tax expense was $0.3 million, $0.2 million, and $0.3 million, respectively. As a corporation, we are subject to typical corporate U.S. federal and state income tax rates, which we expect to result in a statutory tax rate of approximately 38% under current tax law.

At December 31, 2012 and 2011, our tax basis was $182.3 million and $167.5 million, respectively, higher than the reported amount of net assets recorded on our Consolidated Balance Sheets. In 2012 and 2011, the difference related primarily to changes in pension obligations.

Boise Cascade Wood Products Holdings Corp., a wholly owned, fully consolidated operating entity, has an investment in foreign subsidiaries. At December 31, 2012 and 2011, the foreign subsidiaries had $15.4 million and $13.6 million, respectively, of deferred tax assets. The deferred tax assets resulted primarily from net operating losses and were fully offset by a valuation allowance. In addition, at both December 31, 2012 and 2011, Boise Cascade Wood Products Holdings Corp. had $16.0 million of capital loss carryforward from the sale of our subsidiaries in Brazil and the United Kingdom. The capital loss carryforward was fully offset by a valuation allowance, because it is more likely than not that we will not be able to utilize the capital loss carryforward before it expires in 2013.

In 2012, 2011, and 2010, we paid $0.2 million, $0.3 million, and $0.2 million, respectively, of income taxes, net of other refunds received.

Income Tax Uncertainties

Boise Cascade, or one of its subsidiaries, files federal income tax returns in the U.S. and Canada and various state and foreign income tax returns in the major state jurisdictions of Alabama, California, Idaho, Oregon, Texas, and Washington.

We recognize tax liabilities and adjust these liabilities when our judgment changes as a result of the evaluation of new information not previously available or as new uncertainties occur. As of December 31, 2012 and 2011, we have no unrecognized tax benefits recorded on our Consolidated Balance Sheets, and we do not expect a significant change to the amount of unrecognized tax benefits over the next 12 months.

For the years ended December 31, 2012, 2011, and 2010, we recognized an insignificant amount of interest and penalties related to taxes.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price and related costs over the value assigned to the net tangible and intangible assets of businesses acquired. The carrying amount of our goodwill by segment is as follows:

	Building Materials Distribution	Wood Products	Corporate and Other	Total
	(thousands)
Balance at December 31, 2012 and 2011	$5,593	$6,577	$—	$12,170

At December 31, 2012 and 2011, intangible assets represent the values assigned to trade names and trademarks, which have indefinite lives and are not amortized. The carrying amount of our trade names and trademarks was $8.9 million at both December 31, 2012 and 2011.

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt

Debt

        Long-term debt consisted of the following:

	June 30, 2013	December 31, 2012
	(thousands)
Asset-based revolving credit facility	$—	$25,000
6.375% senior notes	250,000	250,000

Long-term debt	$250,000	$275,000

Asset-Based Revolving Credit Facility

        Boise Cascade and its principal operating subsidiaries, Boise Cascade Wood Products, L.L.C., and Boise Cascade Building Materials Distribution, L.L.C., are borrowers, and Boise Cascade Wood Products Holdings Corp. is guarantor under a $300 million senior secured asset-based revolving credit facility (Revolving Credit Facility). Borrowings under the Revolving Credit Facility are constrained by a borrowing base formula dependent upon levels of eligible receivables and inventory reduced by outstanding borrowings and letters of credit (Availability). On May 15, 2013, we entered into a third amendment to the credit agreement governing the Revolving Credit Facility, which reduced unused commitment fee rates as described below. We entered into a fourth amendment to our Revolving Credit Facility on July 19, 2013 to permit the consummation of the repurchase of $100.0 million of our common stock from BC Holdings (the "Repurchase"), as described in Note 13, Subsequent Events.

        The Revolving Credit Facility has a maturity date of July 13, 2016, and is secured by a first-priority security interest in substantially all of our assets, except for property and equipment. The proceeds of borrowings under the agreement are available for working capital and other general corporate purposes.

        Interest rates under the Revolving Credit Facility are based, at the company's election, on either the London Interbank Offered Rate (LIBOR) or a base rate, as defined in the agreement, plus a spread over the index elected that ranges from 1.75% to 2.25% for loans based on LIBOR and from 0.75% to 1.25% for loans based on the base rate. The spread is determined on the basis of a pricing grid that results in a higher spread as average quarterly Availability declines. Letters of credit are subject to a fronting fee payable to the issuing bank and a fee payable to the lenders equal to the LIBOR margin rate. In addition, effective with the third amendment to the credit agreement, we are required to pay an unused commitment fee at a rate ranging from 0.25% to 0.375% per annum (based on facility utilization) of the average unused portion of the lending commitments.

        The Revolving Credit Facility contains customary nonfinancial covenants, including a negative pledge covenant and restrictions on new indebtedness, investments, distributions to equity holders, asset sales, and affiliate transactions, the scope of which are dependent on the Availability existing from time to time. The Revolving Credit Facility also contains a requirement that we meet a 1:1 fixed-charge coverage ratio (FCCR) if Availability falls below the greater of $31.25 million or 12.5% of the aggregate lending commitments. Availability exceeded the minimum threshold amounts required for testing of the FCCR at all times since entering into the Revolving Credit Facility, and Availability at June 30, 2013, was $290.7 million. At June 30, 2013, our aggregate liquidity from cash and cash equivalents and unused borrowing capacity (net of the Availability threshold amount for testing of the FCCR, as applicable) under the Revolving Credit Facility totaled $523.4 million.

        The Revolving Credit Facility generally permits dividends only if certain conditions are met, including complying with minimum Availability requirements and having a fixed charge coverage ratio of 1:1 on a pro forma basis. Notwithstanding the foregoing, the fourth amendment to the credit agreement permits consummation of the Repurchase in an amount not to exceed $100.0 million.

        At June 30, 2013, and December 31, 2012, we had no borrowings and $25.0 million outstanding, respectively, under the Revolving Credit Facility and $9.3 million and $10.0 million, respectively, of letters of credit outstanding. These letters of credit and borrowings reduced our borrowing capacity under the Revolving Credit Facility by an equivalent amount. The maximum borrowings under the Revolving Credit Facility were $75.0 million during the six months ended June 30, 2013.

Senior Notes

        On October 22, 2012, Boise Cascade and its wholly owned subsidiary, Boise Cascade Finance Corporation (Boise Finance and together with Boise Cascade, the Co-issuers), issued $250 million of 6.375% senior notes due November 1, 2020 (Senior Notes) through a private placement that was exempt from the registration requirements of the Securities Act of 1933, as amended (Securities Act). Interest on our Senior Notes is payable semiannually in arrears on May 1 and November 1, commencing on May 1, 2013. On March 28, 2013, Boise Finance was merged with and into Boise Cascade, with Boise Cascade as the surviving entity and sole issuer of the Senior Notes. The Senior Notes are guaranteed by each of our existing and future direct or indirect domestic subsidiaries that is a guarantor or co-borrower under our Revolving Credit Facility.

        On May 8, 2013, we completed an offer to exchange any and all of our outstanding Senior Notes for a like principal amount of new 6.375% Senior Notes due 2020, which have been registered under the Securities Act of 1933, as amended. $250 million in aggregate principal amount (or 100%) of the outstanding Senior Notes were tendered upon closing of the exchange offer for an equivalent amount of registered Senior Notes.

Cash Paid for Interest

        For the six months ended June 30, 2013 and 2012, cash payments for interest were $9.2 million and $8.4 million, respectively.

Debt

Long-term debt consisted of the following:

	December 31, 2012	December 31, 2011
	(thousands)
Asset-based revolving credit facility	$25,000	$—
6.375% senior notes	250,000	—
7.125% senior subordinated notes	—	219,560
Long-term debt	$275,000	$219,560

Asset-Based Revolving Credit Facility

On July 13, 2011, Boise Cascade and its principal operating subsidiaries, Boise Cascade Wood Products, L.L.C., and Boise Cascade Building Materials Distribution, L.L.C., as borrowers, and Boise Cascade Wood Products Holdings Corp., as guarantor, entered into a $250 million senior secured asset-based revolving credit facility (Revolving Credit Facility) with Wells Fargo Capital Finance, L.L.C., as agent, and the banks named therein as lenders. Borrowings under the Revolving Credit Facility are constrained by a borrowing base formula dependent upon levels of eligible receivables and inventory reduced by outstanding borrowings and letters of credit (Availability). On September 7, 2012, we entered into a First Amendment to Credit Agreement, which increased the aggregate lending commitments under the Revolving Credit Facility to $300 million. Other key terms of the Credit Agreement were unchanged by the Amendment. On December 20, 2012, we entered into a Limited Consent and Amendment to Loan Documents with the lenders under our revolving credit facility. The consent and amendment provided consent to, among other things, the distributions of $225.0 million in aggregate to BC Holdings made in late December 2012 and our conversion to a corporation effected on February 4, 2013.

The Revolving Credit Facility has a maturity date of July 13, 2016, and is secured by a first-priority security interest in substantially all of our assets, except for property and equipment. The proceeds of borrowings under the agreement are available for working capital and other general corporate purposes.

Interest rates under the Revolving Credit Facility are based, at the company's election, on either the London Interbank Offered Rate (LIBOR) or a base rate, as defined in the agreement, plus a spread over the index elected that ranges from 1.75% to 2.25% for loans based on LIBOR and from 0.75% to 1.25% for loans based on the base rate. The spread is determined on the basis of a pricing grid that results in a higher spread as average quarterly Availability declines. Letters of credit are subject to a fronting fee payable to the issuing bank and a fee payable to the lenders equal to the LIBOR margin rate. In addition, we are required to pay an unused commitment fee at a rate ranging from 0.375% to 0.50% per annum (based on facility utilization) of the average unused portion of the lending commitments.

The Revolving Credit Facility contains customary nonfinancial covenants, including a negative pledge covenant and restrictions on new indebtedness, investments, distributions to equityholders, asset sales, and affiliate transactions, the scope of which are dependent on the Availability existing from time to time. The Revolving Credit Facility also contains a requirement that we meet a 1:1 fixed-charge coverage ratio (FCCR) if Availability falls below the greater of $31.25 million or 12.5% of the aggregate lending commitments. Availability exceeded the minimum threshold amounts required for testing of the FCCR at all times since entering into the Revolving Credit Facility, and Availability at December 31, 2012, was $195.6 million.

The Revolving Credit Facility generally permits dividends only if certain conditions are met, including complying with the minimum Availability requirements and having a fixed-charge coverage ratio of 1:1 on a pro forma basis.

At December 31, 2011, we had no borrowings outstanding under the Revolving Credit Facility. On October 12, 2012, we borrowed $50.0 million under the Revolving Credit Facility to partially fund the redemption of $75.0 million of our senior subordinated notes, as discussed further below. On December 20, 2012, we repaid $25.0 million, resulting in $25.0 million outstanding under the Revolving Credit Facility at December 31, 2012. The minimum and maximum borrowings under the Revolving Credit Facility were zero and $50.0 million, respectively, during the year ended December 31, 2012. At December 31, 2012 and 2011, we had approximately $10.0 million and $11.3 million, respectively, of letters of credit outstanding. These letters of credit and borrowings reduced our borrowing capacity under the Revolving Credit Facility by an equivalent amount.

Senior Subordinated Notes

In October 2004, Boise Cascade issued $400 million of 7.125% senior subordinated notes due in 2014. In July 2005, we completed an exchange offer whereby all of our senior subordinated notes were exchanged for registered securities with identical terms (other than terms relating to registration rights) to the notes issued in October 2004. We could redeem all or part of the senior subordinated notes at any time at redemption prices set forth in the indenture governing such notes. Redemption prices reduced to par value in October 2012. Subsequent to the exchange offer, we purchased a portion of the senior subordinated notes, resulting in $219.6 million of notes outstanding at December 31, 2011. On October 15, 2012, we redeemed $75.0 million of the senior subordinated notes at par value with $25.0 million of cash on hand and $50.0 million borrowed under our Revolving Credit Facility. Net proceeds from our senior notes offering (as discussed below in "Debt Refinancing") were used to redeem $144.6 million of the senior subordinated notes, plus $1.0 million of interest through the related redemption date of November 21, 2012.

Debt Refinancing

On October 22, 2012, Boise Cascade, L.L.C. (as the predecessor to Boise Cascade Company) and its wholly owned subsidiary, Boise Cascade Finance Corporation ("Boise Finance" and together with Boise Cascade, L.L.C., the "Co-issuers"), issued $250 million of 6.375% senior notes due November 1, 2020 (Senior Notes) through a private placement that is exempt from the registration requirements of the Securities Act of 1933, as amended (Securities Act). Interest on our Senior Notes is payable semiannually in arrears on May 1 and November 1, commencing on May 1, 2013. As a result of this refinancing, we extended the maturity of our debt and lowered our interest rate. The Senior Notes are guaranteed by each of our existing and future direct or indirect domestic subsidiaries that is a guarantor or co-borrower under our Revolving Credit Facility, other than Boise Finance.

Following the sale of our Senior Notes, as noted above, we used a portion of the net proceeds of the sale to repay the senior subordinated notes at par plus interest through the redemption date. The remaining proceeds are available for general corporate purposes.

In connection with the issuance of the Senior Notes, the Co-issuers entered into a registration rights agreement, dated as of October 22, 2012 (Senior Notes Registration Rights Agreement). The Senior Notes Registration Rights Agreement requires us to register under the Securities Act the Senior Notes having substantially identical terms to those of the Senior Notes (Exchange Notes) and to complete an exchange of the privately placed Senior Notes for the publicly registered Exchange Notes on or prior to October 21, 2013, or in certain circumstances, to file and keep effective a shelf registration statement for resale of the Senior Notes. If we fail to satisfy these obligations, we will pay additional interest up to 0.25% per annum to holders of the Senior Notes for the first 90-day period immediately following such date and an additional 0.25% per annum with respect to each subsequent 90-day period, up to a maximum rate of 1.0% per annum.

The Senior Notes are senior unsecured obligations and rank equally with all of the Co-issuers' and guarantors' existing and future senior indebtedness, senior to all of their existing and future subordinated indebtedness, effectively subordinated to all of their present and future senior secured indebtedness (including all borrowings with respect to our Revolving Credit Facility to the extent of the value of the assets securing such indebtedness), and structurally subordinated to the indebtedness of any subsidiaries that do not guarantee the Senior Notes.

The terms of the indenture governing the Senior Notes, among other things, limit the ability of the Co-issuers and certain Boise Cascade subsidiaries to: incur additional debt; declare or pay dividends; redeem stock or make other distributions to stockholders; make investments; create liens on assets; consolidate, merge, or transfer substantially all of their assets; enter into transactions with affiliates; and sell or transfer certain assets.

The indenture governing the Senior Notes provides for customary events of default, which include (subject in certain cases to customary grace and cure periods and notification requirements), among others: nonpayment of principal or interest; breach of other agreements in the indenture governing the Senior Notes; defaults in failure to pay certain other indebtedness; the rendering of judgments to pay certain amounts of money against the Co-issuers, the guarantors, or certain Boise Cascade subsidiaries; the failure of certain guarantees to be enforceable; and certain events of bankruptcy or insolvency.

Cash Paid for Interest

For the years ended December 31, 2012, 2011, and 2010, cash payments for interest were $18.1 million, $16.7 million, and $18.6 million, respectively.

Financial Instrument Risk	12 Months Ended
Dec. 31, 2012
Financial Instrument Risk [Abstract]
Financial Instrument Risk
Financial Instrument Risk

In the normal course of business, we are exposed to financial risks such as changes in interest rates, foreign currency exchange rates, and commodity price risk. In 2012, 2011, and 2010, we did not use derivative instruments.

Interest Rate Risk

When we have loan amounts outstanding on our Revolving Credit Facility, we are exposed to interest rate risk arising from fluctuations in interest rates. In 2012, 2011, and 2010, we did not use any interest rate swap contracts to manage this risk.

Foreign Currency Risk

We have sales in countries outside the United States. As a result, we are exposed to movements in foreign currency exchange rates, primarily in Canada, but we do not believe our exposure to currency fluctuations is significant. In 2012, 2011, and 2010, we did not use any foreign currency hedges to manage this risk.

Commodity Price Risk

Many of the products we manufacture or purchase and resell and some of our key production inputs are commodities whose price is determined by the market's supply and demand for such products. Price fluctuations in our selling prices and key costs have a significant effect on our financial performance. The markets for most of these commodities are cyclical and are affected by factors such as global economic conditions, including the strength of the U.S. housing market, changes in or disruptions to industry production capacity, changes in inventory levels, and other factors beyond our control. In 2012, 2011, and 2010, we did not manage commodity price risk with derivative instruments.

Retirement and Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Retirement and Benefit Plans [Abstract]
Retirement and Benefit Plans
Retirement and Benefit Plans

The following table presents the pension benefit costs:

	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(thousands)
Service cost	$671	$1,182	$1,342	$2,351
Interest cost	4,650	4,824	9,292	9,667
Expected return on plan assets	(4,916)	(4,847)	(9,782)	(9,691)
Amortization of actuarial loss	2,281	1,958	4,537	3,984
Amortization of prior service costs	22	42	45	83
Net periodic benefit cost	$2,708	$3,159	$5,434	$6,394

In the first six months of 2013, we contributed $10.0 million in cash to the pension plans. For the remainder of 2013, we expect to make less than $1 million in additional cash contributions to the pension plans.

Retirement and Benefit Plans

Our retirement plans consist of noncontributory defined benefit pension plans, including supplemental nonqualified pension plans for certain salaried employees, contributory defined contribution savings plans, a deferred compensation plan, and postretirement benefit plans.

Defined Benefit Plans

Some of our employees are covered by noncontributory defined benefit pension plans. Our defined benefit plan for salaried employees (Salaried Plan) and our nonqualified salaried pension plans were frozen so that no future benefits have accrued since December 31, 2009.

In September 2012, we amended Plan A (Plan A), one of our defined benefit pension plans. The amendment affected certain union hourly employees of Plan A by closing participation and freezing future benefits to that group after December 31, 2012. The benefit for hourly employees is generally based on a fixed amount per year of service (years of service determined as of December 31, 2012). In connection with this amendment, we recognized a $0.3 million noncash curtailment loss during the year ended December 31, 2012. As a result, only certain hourly employees in Plan A continue to accrue benefits after December 31, 2012.

On November 9, 2011, we amended our defined benefit pension plan for hourly employees of Plan B (Plan B) to freeze Plan B so that no future benefits accrue after December 31, 2011. The benefit for hourly employees is generally based on a fixed amount per year of service (years of service for Plan B participants determined as of December 31, 2011). In connection with this amendment, we recognized a $0.1 million noncash curtailment loss during the year ended December 31, 2011. Also, in connection with the Plan B amendment, Plan B was merged into the Salaried Plan to simplify administration of the plans, effective January 1, 2012.

Defined Contribution Plans

We sponsor contributory defined contribution savings plans for most of our salaried and hourly employees, and we generally provide company contributions to the savings plans. Due to poor business conditions, we suspended the company match for salaried employees for the period of April 1, 2009, through February 28, 2010. Since March 1, 2010, we have contributed 4% of each salaried participant's eligible compensation to the plan as a nondiscretionary company contribution. In addition, for the years that a performance target is met, we will contribute an additional amount that will range from 2% to 4% of the employee's eligible compensation, depending on the employee's years of service. Further, the plan allows for an additional discretionary contribution of 1% for achieving a second, higher performance target. Each of these performance targets were met during the year ended December 31, 2012. The company contributions for hourly employees vary by location. Company contributions paid, or to be paid, to our defined contribution savings plans for the years ended December 31, 2012, 2011, and 2010, were $14.3 million, $7.7 million, and $6.7 million, respectively.

Deferred Compensation Plan

We sponsor a deferred compensation plan. In 2008, Congress passed tax legislation that required participants in our deferred compensation plan to recognize income (and therefore be taxed) on their deferrals of income earned in 2009 and beyond and earnings thereon. Deferrals, company match, and interest on contributions made to the plan on or before December 31, 2008, were not affected by the changes. As long as contributions to the plan are taxable under the new legislation, there will be no future contributions to the deferred compensation plan, but participant account balances remaining after the distributions will continue to accrue earnings in accordance with the terms of the plan.

The deferred compensation plan is unfunded; therefore, benefits are paid from our general assets. For the years ended December 31, 2012, 2011, and 2010, we recognized $0.6 million, $0.7 million, and $0.8 million, respectively, of interest expense related to the plan. At December 31, 2012 and 2011, we had $10.9 million and $11.4 million, respectively, of liabilities related to the plan, of which $1.1 million and $1.0 million, respectively, were recorded in "Accrued liabilities, Compensation and benefits" and $9.8 million and $10.4 million, respectively, were recorded in "Other, Compensation and benefits" on our Consolidated Balance Sheets.

Postretirement Benefit Plans

Certain executives participate in our Supplemental Life Plan, which provides them with an insured death benefit during their employment with us. The plan provides the officer with a target death benefit equal to two times his or her base salary while employed and a target postretirement death benefit equal to one times his or her final base salary, in each case less any amount payable under our group term life insurance policy. At both December 31, 2012 and 2011, our benefit obligation related to the Supplemental Life Plan was $0.1 million.

We participate in a multiemployer health and welfare plan that covers medical, dental, and life insurance benefits for certain active employees as well as benefits for retired employees. As of December 31, 2012, approximately 610 of our employees participated in this plan. Per the terms of the representative collective bargaining agreements, we were required to contribute $5.50 per hour per active employee through June 1, 2012. Since June 1, 2012, we are required to contribute $5.00 per hour per active employee. Company contributions to the multiemployer health and welfare plan for the years ended December 31, 2012, 2011, and 2010, were $6.7 million, $6.9 million, and $6.8 million, respectively. After required contributions, we have no further obligation to the plan. The trustees of the plan determine the allocation of benefits between active and retired employees.

Defined Benefit Obligations and Funded Status

The following table, which includes only company-sponsored defined benefit plans, reconciles the beginning and ending balances of our projected benefit obligation and fair value of plan assets. We recognize the underfunded status of our defined pension plans on our Consolidated Balance Sheets. We recognize changes in funded status in the year changes occur through other comprehensive income (loss).

	December 31
	2012	2011
	(thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$470,104	$391,485
Service cost	4,762	5,112
Interest cost	19,234	20,484
Actuarial loss (a)	26,686	67,121
Special termination benefits	—	503
Closure and curtailments	—	224
Benefits paid	(16,102)	(14,825)
Benefit obligation at end of year	504,684	470,104

Change in plan assets
Fair value of plan assets at beginning of year	282,195	281,972
Actual return on plan assets	37,645	1,427
Employer contributions	8,486	13,621
Benefits paid	(16,102)	(14,825)
Fair value of plan assets at end of year	312,224	282,195

Underfunded status	$(192,460)	$(187,909)

Amounts recognized on our Consolidated Balance Sheets
Current liabilities	$(1,271)	$(759)
Noncurrent liabilities	(191,189)	(187,150)
Net liability	$(192,460)	$(187,909)

Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$120,925	$120,125
Prior service cost	304	720
Net loss recognized	$121,229	$120,845
___________________________________

(a)	The actuarial losses were primarily due to decreases in discount rate assumptions.

The accumulated benefit obligation for all defined benefit pension plans was $504.7 million and $470.1 million at December 31, 2012 and 2011, respectively. All of our defined benefit pension plans have accumulated benefit obligations that exceed the fair value of plan assets.

Net Periodic Benefit Cost and Other Comprehensive (Income) Loss

The components of net periodic benefit cost and other amounts recognized in other comprehensive (income) loss are as follows:

	Year Ended December 31
	2012	2011	2010
	(thousands)
Service cost	$4,762	$5,112	$4,931
Interest cost	19,234	20,484	20,258
Expected return on plan assets	(19,390)	(17,910)	(18,474)
Amortization of actuarial loss	7,632	2,703	556
Amortization of prior service costs and other	165	175	178
Plan settlement/curtailment expense	250	804	—
Net periodic benefit cost	12,653	11,368	7,449
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Net actuarial loss	8,432	83,528	4,048
Amortization of actuarial loss	(7,632)	(2,703)	(556)
Amortization of prior service costs and other	(416)	(175)	(178)
Total recognized in other comprehensive loss	384	80,650	3,314
Total recognized in net periodic cost and other comprehensive loss	$13,037	$92,018	$10,763

In 2013, we estimate net periodic pension expense will be approximately $11 million, including $9.0 million of net actuarial loss and $0.1 million of prior service cost that will be amortized from accumulated other comprehensive loss.

Assumptions

The assumptions used in accounting for our plans are estimates of factors that will determine, among other things, the amount and timing of future contributions. The following table presents the assumptions used in the measurement of our benefit obligations:

	December 31
	2012	2011
Weighted average assumptions
Discount rate	3.75%	4.20%
Rate of compensation increases (a)	—%	—%

The following table presents the assumptions used in the measurement of net periodic benefit cost:

	December 31
	2012	2011	2010
Weighted average assumptions
Discount rate	4.20%	5.35%	5.90%
Expected long-term rate of return on plan assets	6.75%	7.00%	7.25%
Rate of compensation increases (a)	—%	—%	—%

_______________________________________

(a)
In connection with amending the salaried and nonqualified plans on March 18, 2009, to freeze pension benefits effective December 31, 2009, we changed the assumption for the rate of compensation increase to zero. In addition to the salaried benefits being frozen, there are currently no scheduled increases in pension benefit rates applicable to past service in the active plan covering our hourly employees.

Discount Rate Assumption. The discount rate reflects the current rate at which the pension obligations could be settled based on the measurement date of the plans — December 31. In all years presented, the discount rates were determined by matching the expected plan benefit payments against a spot rate yield curve constructed to replicate the yields of Aa-graded corporate bonds.

Asset Return Assumption. We base our expected long-term rate of return on plan assets on a weighted average of our expected returns for the major asset classes (equities, fixed-income securities, a hedge fund, and real estate) in which we invest. The weights we assign each asset class are based on our investment strategy. Expected returns for the asset classes are based on long-term historical returns, inflation expectations, forecasted gross domestic product, earnings growth, and other economic factors. We developed our return assumption based on a review of the fund manager's estimates of future market expectations by broad asset class, actuarial projections, and expected long-term rates of return from external investment managers. The weighted average expected return on plan assets we will use in our calculation of 2013 net periodic benefit cost is 6.50%.

Investment Policies and Strategies

At December 31, 2012, 61% of our pension plan assets were invested in equity securities, 30% in fixed-income securities, 4% in a hedge fund, and 5% in real estate. The general investment objective for all of our plan assets is to optimize growth of the pension plan trust assets, while minimizing the risk of significant losses in order to enable the plans to satisfy their benefit payment obligations over time. The objectives take into account the long-term nature of the benefit obligations, the liquidity needs of the plans, and the expected risk/return trade-offs of the asset classes in which the plans may choose to invest. The Retirement Funds Investment Committee is responsible for establishing and overseeing the implementation of our investment policy. Russell Investments (Russell) oversees the active management of our pension investments through its manager of managers program in order to achieve broad diversification in a cost-effective manner. At December 31, 2012, our investment policy governing our relationship with Russell allocated 34% to large-capitalization U.S. equity securities, 6% to small- and mid-capitalization U.S. equity securities, 20% to international equity securities, 30% to fixed-income securities, 5% to a hedge fund, and 5% to real estate. Our arrangement with Russell allows monthly rebalancing to the policy targets noted above.

Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility risk, all of which are subject to change. In addition, our overall investment strategy and related allocations between equity and fixed-income securities may change from time to time based on market conditions, external economic factors, and the funded status of our plans. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term, and such changes could materially affect the reported amounts.

Fair Value Measurements of Plan Assets

The defined benefit plans hold an interest in the Boise Cascade, L.L.C., Master Trust (Master Trust). The assets in the Master Trust are invested in common and collective trusts that hold several mutual funds invested in U.S. equities, international equities, fixed-income securities, and real estate as well as a hedge fund.

The following table sets forth by level, within the fair value hierarchy, the pension plan assets, by major asset category, at fair value at December 31, 2012 and 2011:

	December 31, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2) (a)	Significant Unobservable Inputs (Level 3)	Total
	(thousands)
Equity securities
Large-cap U.S. equity securities (b)	$—	$107,902	$—	$107,902
Small- and mid-cap U.S. equity securities (c)	—	17,757	—	17,757
International equity securities (d)	—	66,075	—	66,075
Fixed-income securities (e)	—	91,836		91,836
Hedge fund (f)	—	13,424	—	13,424
Real estate (g)	—	—	14,310	14,310
Total investments at fair value	$—	$296,994	$14,310	311,304
Receivables and accrued expenses, net				920
Fair value of plan assets				$312,224

	December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2) (a)	Significant Unobservable Inputs (Level 3)	Total
	(thousands)
Equity securities
Large-cap U.S. equity securities (b)	$—	$97,533	$—	$97,533
Small- and mid-cap U.S. equity securities (c)	—	17,302	—	17,302
International equity securities (d)	—	56,578	—	56,578
Fixed-income securities (e)	—	83,899		83,899
Hedge fund (f)	—	13,066	—	13,066
Real estate (g)	—	—	13,000	13,000
Total investments at fair value	$—	$268,378	$13,000	281,378
Receivables and accrued expenses, net				817
Fair value of plan assets				$282,195
_______________________________________

(a)
Equity and fixed-income securities represent mutual funds managed by Russell Trust Company. The funds are valued at the net asset value (NAV) provided by Russell Trust Company, the administrator of the funds. The NAV is a practical expedient for fair value and is based on the value of the assets owned by the fund, less liabilities at year-end. While the underlying assets are actively traded on an exchange, the funds are not. We have the ability to redeem these equity and fixed-income securities with a one-day notice.

(b)	Invested in the Russell Equity I Fund. The fund seeks returns that exceed the Russell 1000 Index by investing in large-capitalization stocks of the U.S. stock market.

(c)	Invested in the Russell Equity II Fund. The fund seeks returns that exceed the Russell 2500 Index by investing in the small- and mid-capitalization stocks of the U.S. stock market.

(d)
Invested in the Russell International Fund with Active Currency at December 31, 2012 and 2011, which benchmarks against the Russell Developed ex-U.S. Large Cap Index Net and seeks favorable total returns and additional diversification through investment in non-U.S. equity securities and active currency management. The fund participates primarily in the stock markets of Europe and the Pacific Rim and seeks to opportunistically add value through active investment in foreign currencies. In addition, at December 31, 2012, our investments in this category included the Russell Emerging Market Fund, which benchmarks against the Russell Emerging Markets Index and is designed to maintain a broadly diversified exposure to emerging market countries.

(e)
Invested in the Russell Multi-Manager Bond Fund. The fund seeks to outperform the Barclays Capital U.S. Aggregate Bond Index over a full market cycle. The fund is designed to provide current income and, as a secondary objective, capital appreciation through a variety of diversified strategies, including sector rotation, modest interest rate timing, security selection, and tactical use of high-yield and emerging market bonds.

(f)
The fund seeks to produce high risk-adjusted returns while targeting a low long-term average correlation to traditional markets. The fund invests internationally in a broad range of instruments, including, but not limited to, equities, currencies, convertible securities, futures, forwards, options, swaps, and other derivative products. The fair value of the hedge fund is estimated using the NAV of the investments as a practical expedient for fair value. We have the ability to redeem these investments at NAV within the near term, and they are thus classified within Level 2.

(g)
Invested in the Russell Real Estate Equity Fund. Real estate investments include those in limited partnerships that invest in various domestic commercial and residential real estate projects. The fair values of real estate assets are typically determined by using income and/or cost approaches or a comparable sales approach, taking into consideration discount and capitalization rates, financial conditions, local market conditions, and the status of the capital markets, and they are thus classified within Level 3. Notwithstanding the above, the variety of valuation bases adopted and quality of management data of the underlying assets means that there are inherent difficulties in determining the value of the investments. Amounts realized on the sale of these investments may differ from the calculated values. We have the ability to redeem the real estate investments with a 110-calendar-day written notice prior to a quarterly trade date.

The following table sets forth a summary of changes in the fair value of the pension plans' Level 3 assets for the years ended December 31, 2012 and 2011:

	December 31
	2012	2011
	(thousands)
Balance, beginning of year	$13,000	$—
Purchases	—	13,000
Unrealized gain	1,310	—
Balance, end of year	$14,310	$13,000

Cash Flows
On July 13, 2012, we contributed company-owned real property with a carrying value of $6.2 million to the pension plans from two locations in our Building Materials Distribution segment. The pension plans obtained independent appraisals of the properties, and based on these appraisals, the plans recorded the contribution at fair value of $9.8 million.

We are leasing back the contributed properties for an initial term of ten years with two five-year extension options and continue to use the properties in our distribution operations. Rent payments are made quarterly, with first-year annual rents of $0.8 million and 2% annual escalation rates thereafter. Each lease provides us a right of first refusal on any subsequent sale by the pension plans, as well as repurchase options at the end of the initial term and extension periods. The plans engaged an independent fiduciary who negotiated the lease terms and also manages the properties on behalf of the plans.

We determined that the contribution of the properties does not meet the accounting definition of a plan asset within the scope of Accounting Standards Codification 715, Compensation — Retirement Benefits. Accordingly, the contributed properties are not considered a contribution for accounting purposes and, as a result, are not included in plan assets and have no impact on the net pension liability recorded on our Consolidated Balance Sheets. We continue to depreciate the carrying value of the properties in our financial statements, and no gain or loss was recognized at the contribution date for accounting purposes. Lease payments are recorded as pension contributions.

Our practice is to fund the pension plans in amounts sufficient to meet the minimum requirements of U.S. federal laws and regulations. Additional discretionary funding may be provided as deemed appropriate. For the years ended December 31, 2012, 2011, and 2010, we made cash contributions to our pension plans totaling $8.5 million, $13.6 million, and $3.9 million, respectively. Cash contributions in 2012 include $0.4 million of lease payments. The total cash and real property contributions satisfied U.S. Department of Labor minimum pension contribution requirements for 2012. We expect to contribute approximately $11 million to our pension plans in 2013, of which $9.3 million was contributed in February 2013.

The following benefit payments are expected to be paid to plan participants. Qualified pension benefit payments are paid from plan assets, while nonqualified pension benefit payments are paid by the company.

Pension Benefits
(thousands)
2013	$17,918
2014	19,771
2015	21,445
2016	22,809
2017	24,203
Years 2018-2022	136,932

Long-Term Incentive Compensation Plans	12 Months Ended
Dec. 31, 2012
Long-Term Incentive Compensation Plans [Abstract]
Long-Term Incentive Compensation Plans
Long-Term Incentive Compensation Plans

Long-Term Incentive Cash Plan

In 2012, 2011, and 2010, key managers participated in a long-term incentive plan (LTIP) that pays awards in cash. The LTIP provided an annual award notice to participants granting them the opportunity to earn a cash award that was based on a target percentage of the participant's base salary and the company's achievement against corporate goals, both of which were set annually. Under the LTIP, the award, if any, is paid in three equal installments due no later than March 15 of the three years following the year the award was granted with continued employment as a precondition for receipt of each award installment. We recognize compensation expense based on the probability of the performance goals being met over the vesting period. We recognized $6.7 million, $2.4 million, and $3.0 million of LTIP expense in 2012, 2011, and 2010, respectively.

Management Equity Agreement

Certain key managers and unaffiliated directors (each a management investor) have purchased or been awarded, pursuant to the terms of separate Management Equity Agreements or Director Equity Agreements (collectively the Equity Plan), equity units in Forest Products Holdings, L.L.C. (FPH) at prices (with respect to Series B Units) that approximated fair value on the date of purchase. Those who purchased the FPH Series B equity units received grants of FPH Series C equity units (profit interests) that represent the right to participate in profits. In addition, FPH has issued Series C equity units to key managers and nonaffiliated directors for no consideration.

Compensation Expense

We did not recognize compensation expense on the date of grant for the Series B equity units, because the fair value of the units issued by FPH was equal to or less than the amount each employee was required to pay. The Series C equity units are accounted for as restricted stock. We recognized compensation expense for the Series C equity units based on the fair value on the date of the grant and/or the award modification date. Compensation expense was recognized ratably over the vesting period for the Series C equity units that vest over time and ratably over the award period for the units that vest based on internal rates of return. During the year ended December 31, 2010, we recognized $1.6 million of compensation expense, which was primarily recorded in "General and administrative expenses." No related compensation expense was recorded in 2012 or 2011, as all equity units were fully vested or forfeited as of December 31, 2010.

Redemption Provisions

The FPH Series B and Series C equity units held by management investors are redeemable at FPH's option upon termination of the management investor's employment (or membership on the company's board of directors) and at the option of the holder in the event of death or disability or the sale of a division resulting in the termination of his or her employment. The Senior Notes and our Revolving Credit Facility contain a restricted payments covenant with a specific exception for equity redemptions up to $5 million in any year, subject to a two-year carryforward and carryback provision that provides an aggregate limit in any one year of $15 million. Additional exceptions to the covenant may also be utilized to permit equity redemptions.

Except in the event of death or disability, BC Holdings believes that the redemption of these units is within its control due to the interlocking boards of FPH and BC Holdings and because FPH was organized solely for the purpose of establishing BC Holdings to complete the Forest Products Acquisition. Repurchases under the Equity Plan have been funded by mirror-image redemptions of Series B and Series C equity units held by FPH in its subsidiaries. The redemption of the FPH Series B and Series C equity units and the expected parallel redemptions of our Series B and Series C equity units are a contingent event outside the employee's control. However, because FPH units are subject to mandatory redemption in an event that is outside BC Holdings' control (death or disability), these units are required to be classified outside of permanent equity on the Consolidated Balance Sheets at fair value as of the grant date and/or award modification date. Accordingly, at December 31, 2012 and 2011, BC Holdings recorded and allocated to us $6.4 million and $8.7 million, respectively, which we recorded in "Redeemable equity" on our Consolidated Balance Sheets.

In the event that a management investor's employment with us is terminated or his service as a director terminates, as the case may be, FPH holds an option, pursuant to the Equity Plan, to reacquire its equity units held by departing management investors at prices provided for in such agreements. FPH did not redeem or repurchase any equity units in 2012, 2011, and 2010.

Activity of Redeemable Equity Units

The following summarizes the activity of the redeemable equity units, based on the fair value of the equity units as of the grant date or the date the awards were modified.

	Series B Equity Units			Series C Equity Units			Total Redeemable Equity
	Units	Weighted Average Grant-Date Fair Value	Amount	Units	Weighted Average Grant-Date Fair Value	Amount
	(thousands, except per-share data)
Balance at December 31, 2010	2,736	$1.00	$2,736	14,425	$0.46	$6,563	$9,299
Allocation of redeemable equity to Stockholder's equity (a)	(214)	1.00	(214)	(710)	0.47	(336)	(550)
Balance at December 31, 2011	2,522	1.00	2,522	13,715	0.45	6,227	8,749
Allocation of redeemable equity to Stockholder's equity (a)	(114)	1.00	(114)	(6,326)	0.35	(2,192)	(2,306)
Balance at December 31, 2012	2,408	$1.00	$2,408	7,389	$0.55	$4,035	$6,443
_______________________________________

(a)
In 2012 and 2011, we reclassified certain redeemable equity units into "Stockholder's Equity" on our Consolidated Balance Sheets. The reclassifications resulted from employee retirements or terminations causing the equity units to no longer be subject to mandatory redemption in an event that is outside of BC Holdings' control.

As of December 31, 2010, all Series B and Series C service-condition equity units were vested, and all compensation expense related to the equity units had been recognized.

Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note
Stockholders' Equity

On February 11, 2013, we issued 13,529,412 shares of common stock in our initial public offering. Following this initial public offering, we received proceeds of $262.6 million, after deducting underwriting discounts and commissions of approximately $19.2 million and offering expenses of approximately $2.3 million.

Upon our conversion from a limited liability company to a corporation, our certificate of incorporation authorized 300,000,000 shares of common stock and 50,000,000 shares of preferred stock. No preferred stock was issued or outstanding as of June 30, 2013 and December 31, 2012. We had 43,229,412 and 29,700,000 shares of common stock issued and outstanding as of June 30, 2013 and December 31, 2012, respectively. Each share of common stock entitles the holder to one vote on matters to be voted on by the stockholders of Boise Cascade. After giving effect to the Repurchase, as described in Note 13, Subsequent Events, we had 43,229,412 shares of common stock issued, of which 39,365,350 shares were outstanding.

See Note 3, Income Taxes, for a discussion of our conversion from a limited liability company to a corporation. The common stock authorized and outstanding, par values, net income per share amounts, and other per-share disclosures for all periods presented have been adjusted to reflect the impact of this conversion. Upon this conversion, we reclassified $32.0 million of accumulated deficits through February 4, 2013, to additional paid-in capital.

Redeemable Equity

Redeemable equity represented equity units of FPH held by certain members of our senior management team, which units were redeemable at the option of the holder in the event of death or disability or the sale of a division resulting in the termination of his or her employment. We had historically classified these units outside of our permanent equity because these units were subject to mandatory redemption (and could have been subject to repayment by us) upon an event outside our control (i.e., death or disability). Following our initial public offering, we reclassified these equity units as permanent equity because we no longer have an obligation to satisfy this redemption obligation on FPH's behalf.

Accumulated Other Comprehensive Loss

The following table details the changes in accumulated other comprehensive loss for the three and six months ended June 30, 2013 and 2012:

	Changes in Accumulated Other Comprehensive Loss
	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(thousands)
Beginning Balance	$(119,820)	$(118,778)	$(121,229)	$(120,845)
Defined benefit pension plans, amounts reclassified from accumulated other comprehensive loss, net of tax of $878, $0, $1,748, and $0, respectively (a)	1,425	2,000	2,834	4,067
Ending Balance	$(118,395)	$(116,778)	$(118,395)	$(116,778)
___________________________________

(a)
Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.

Equity

Boise Cascade had issued and outstanding 29,700,000 shares of common stock as of December 31, 2012 and 2011. See Note 16, Subsequent Events, for a discussion of our conversion from a limited liability company to a corporation. Each share of common stock entitles the holder to one vote on matters to be voted on by the stockholders of Boise Cascade.

On February 11, 2013, we closed on our initial public offering by issuing 13,529,412 shares of common stock. As a result of this initial public offering, we received proceeds of approximately $263 million, net of underwriting discounts and offering expenses.
Distributions
In 2012, we made $228.3 million of cash distributions to BC Holdings. In 2011 and 2010, we did not make any cash distributions. Both our senior credit facility and the indenture governing our senior subordinated notes permitted these distributions.

Accumulated Other Comprehensive Loss

Changes in accumulated other comprehensive loss are as follows:

Accumulated Other Comprehensive Loss
(thousands)
Balance at December 31, 2010, net of taxes	$(40,195)
Defined benefit pension plans, current-period other comprehensive loss	(80,650)
Balance at December 31, 2011, net of taxes	(120,845)
Defined benefit pension plans, current-period other comprehensive loss	(384)
Balance at December 31, 2012, net of taxes	$(121,229)

Registration Rights Agreement

              In connection with our initial public offering, we entered into a registration rights agreement with BC Holdings on February 8, 2013. BC Holdings is entitled to request that the company register its shares on a long-form or short-form registration statement on one or more occasions in the future, which registrations may be "shelf registrations." BC Holdings is also entitled to participate in certain registered offerings by the company, subject to the restrictions in the registration rights agreement. The company will pay BC Holdings' expenses in connection with BC Holdings' exercise of these rights. The registration rights described in this paragraph apply to (i) shares of our common stock held by BC Holdings as of February 11, 2013, (ii) any of our capital stock (or that of our subsidiaries) issued or issuable with respect to the common stock described in clause (i) with respect to any dividend, distribution, recapitalization, reorganization, or certain other corporate transactions, and (iii) any of our common stock held by Madison Dearborn Capital Partners IV, L.P. (MDCP IV) and its affiliates ("Registrable Securities"). These registration rights are also for the benefit of any subsequent holder of Registrable Securities, provided that any particular securities will cease to be Registrable Securities when they have been sold in a registered public offering, sold in compliance with Rule 144 of the Securities Act, or repurchased by us or our subsidiaries. In addition, with the consent of Boise Cascade and holders of a majority of Registrable Securities, any Registrable Securities held by a person other than MDCP IV and its affiliates will cease to be Registrable Securities if they can be sold without limitation under Rule 144 of the Securities Act.

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Information [Abstract]
Segment Information
Segment Information

We operate our business using three reportable segments: Wood Products, Building Materials Distribution, and Corporate and Other. There are no differences in our basis of measurement of segment profit or loss from those disclosed in Note 14, Segment Information, of the Notes to Consolidated Financial Statements in "Item 8. Financial Statements and Supplementary Data" in our 2012 Form 10-K.

An analysis of our operations by segment is as follows:

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Three Months Ended June 30, 2013
Wood Products	$170.8	$109.6	$280.4	$23.0	$6.5	$29.6
Building Materials Distribution	681.5	—	681.5	3.3	2.2	5.5
Corporate and Other	—	—	—	(4.4)	—	(4.4)
Intersegment eliminations	—	(109.6)	(109.6)	—	—	—
	$852.3	$—	$852.3	21.9	$8.8	$30.7
Interest expense				(4.8)
Interest income				0.1
				$17.2

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Three Months Ended June 30, 2012
Wood Products	$152.4	$89.4	$241.8	$15.5	$6.1	$21.7
Building Materials Distribution	580.5	—	580.5	8.7	2.2	10.9
Corporate and Other	—	—	—	(4.4)	—	(4.4)
Intersegment eliminations	—	(89.4)	(89.4)	—	—	—
	$732.9	$—	$732.9	19.9	$8.3	$28.2
Interest expense				(4.8)
Interest income				0.1
				$15.1

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Six Months Ended June 30, 2013
Wood Products	$334.6	$215.1	$549.6	$43.9	$12.8	$56.6
Building Materials Distribution	1,262.6	—	1,262.6	11.3	4.4	15.7
Corporate and Other	—	—	—	(8.6)	0.1	(8.6)
Intersegment eliminations	—	(215.1)	(215.1)	—	—	—
	$1,597.2	$—	$1,597.2	46.5	$17.2	$63.7
Interest expense				(9.7)
Interest income				0.1
				$36.9

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Six Months Ended June 30, 2012
Wood Products	$288.0	$165.1	$453.0	$26.4	$12.0	$38.4
Building Materials Distribution	1,032.0	—	1,032.0	7.9	4.4	12.3
Corporate and Other	—	—	—	(7.9)	0.1	(7.9)
Intersegment eliminations	—	(165.1)	(165.1)	—	—	—
	$1,319.9	$—	$1,319.9	26.3	$16.5	$42.7
Interest expense				(9.6)
Interest income				0.2
				$16.9

___________________________________

(a)
EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.

The following is a reconciliation of net income to EBITDA:

	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(millions)
Net income(1)	$10.4	$15.0	$91.2	$16.7
Interest expense	4.8	4.8	9.7	9.6
Interest income	(0.1)	(0.1)	(0.1)	(0.2)
Income tax provision (benefit)(1)	6.8	0.1	(54.3)	0.1
Depreciation and amortization	8.8	8.3	17.2	16.5
EBITDA	$30.7	$28.2	$63.7	$42.7

 _______________________________________

(1)	The six months ended June 30, 2013, includes $68.7 million of income tax benefit associated with the recording of net deferred tax assets upon our conversion to a corporation.

Segment Information

We operate our business using three reportable segments: Building Materials Distribution, Wood Products, and Corporate and Other. These segments represent distinct businesses that are managed separately because of differing products and services. Each of these businesses requires distinct operating and marketing strategies. Management reviews the performance of the company based on these segments.

Our Building Materials Distribution segment is a leading national stocking wholesale distributor of building materials. We distribute a broad line of building materials, including engineered wood products (EWP), oriented strand board (OSB), plywood, lumber, and general line items such as siding, metal products, insulation, roofing, and composite decking. Except for EWP, we purchase most of these building materials from third-party suppliers and market them primarily to retail lumberyards and home improvement centers that then sell the products to the final end customers, who are typically professional builders, independent contractors, and homeowners engaged in residential construction projects.

Our Wood Products segment manufactures and sells EWP, consisting of laminated veneer lumber (LVL), I-joists, and laminated beams, which are structural products used in applications where extra strength and consistent quality is required, such as headers and beams. LVL is also used in the manufacture of engineered I-joists, which are assembled by combining a vertical web of oriented strand board (OSB) with top and bottom LVL or solid wood flanges. We also produce plywood, studs, particleboard, and ponderosa pine lumber, a premium lumber grade sold primarily to manufacturers of specialty wood windows, moldings, and doors. Our wood products are used primarily in new residential construction, residential repair-and-remodeling markets, and light commercial construction. Most of our wood products are sold to leading wholesalers (including our Building Materials Distribution segment), home improvement centers, retail lumberyards, and industrial converters. During 2012, approximately 38% of Wood Products' overall sales, including approximately 73% of Wood Products' EWP sales, were to our Building Materials Distribution segment.

Our Corporate and Other segment includes corporate support staff services, related assets and liabilities, and foreign exchange gains and losses. These support services include, but are not limited to, finance, accounting, legal, information technology, and human resource functions. We have purchased many of these services from Boise Inc. under an Outsourcing Services Agreement, under which Boise Inc. provides a number of corporate staff services to us at cost. See Note 3, Outsourcing Services Agreement, for more information.

The segments' profits and losses are measured on operating profits before interest expense and interest income. Specified expenses are allocated to the segments. For many of these allocated expenses, the related assets and liabilities remain in the Corporate and Other segment.

The segments follow the accounting principles described in Note 2, Summary of Significant Accounting Policies.

For the years ended December 31, 2012 and 2011, sales to one customer accounted for $304.9 million and $210.4 million, or approximately 11% and 10%, respectively, of total sales. Sales to this customer were recorded in our Building Materials Distribution and our Wood Products segments. No other customer accounted for 10% or more of total sales.

Export sales to foreign unaffiliated customers were $70.0 million, $57.3 million, and $42.3 million for the years ended December 31, 2012, 2011, and 2010, respectively.

At December 31, 2012, 2011, and 2010, and for the years then ended, long-lived assets located in foreign countries and net sales originating in foreign countries were not material.

Segment sales to external customers, including related parties, by product line are as follows:

	Year Ended December 31
	2012	2011	2010
	(millions)
Building Materials Distribution
Commodity	$1,092.7	$835.1	$879.0
General line	794.9	722.0	697.0
Engineered wood products	302.2	220.8	200.6
	2,189.8	1,777.9	1,776.6
Wood Products
Plywood and veneer	324.6	214.5	224.0
Engineered wood products	87.9	92.1	86.5
Lumber	77.4	69.6	67.5
Byproducts	44.6	44.5	33.9
Particleboard	33.1	26.1	28.2
Other	21.8	23.3	24.0
	589.3	470.2	464.0
	$2,779.1	$2,248.1	$2,240.6

An analysis of our operations by segment is as follows:

					Income
					(Loss)			Capital
	Sales				Before	Depreciation		Expendi-
		Related	Inter-		Income	and	EBITDA	tures
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	(a)	Assets
	(millions)
Year Ended December 31, 2012
Building Materials Distribution	$2,189.8	$—	$0.5	$2,190.2	$24.0	$8.8	$32.9	$7.1	$415.7
Wood Products	569.5	19.8	353.9	943.3	55.8	24.4	80.2	22.7	366.1
Corporate and Other	—	—	—	—	(16.7)	0.1	(16.5)	—	54.6
Intersegment eliminations	—	—	(354.4)	(354.4)	—	—	—	—	—
	$2,759.3	$19.8	$—	$2,779.1	63.2	$33.4	$96.6	$29.7	$836.4
Interest expense					(21.8)
Interest income					0.4
					$41.8

					Income
					(Loss)			Capital
	Sales				Before	Depreciation		Expendi-
		Related	Inter-		Income	and	EBITDA	tures
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	(a)	Assets
	(millions)
Year Ended December 31, 2011
Building Materials Distribution (b)	$1,777.9	$—	$1.4	$1,779.4	$2.0	$8.4	$10.4	$10.0	$366.9
Wood Products (b)	451.4	18.8	242.3	712.5	(15.1)	28.4	13.3	29.3	351.6
Corporate and Other	—	—	—	—	(14.5)	0.2	(14.2)	—	184.3
Intersegment eliminations	—	—	(243.7)	(243.7)	—	—	—	—	—
	$2,229.3	$18.8	$—	$2,248.1	(27.5)	$37.0	$9.5	$39.3	$902.8
Interest expense					(19.0)
Interest income					0.4
					$(46.1)

					Income
					(Loss)
	Sales				Before	Depreciation		Capital
		Related	Inter-		Income	and	EBITDA	Expendi-
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	tures	Assets
	(millions)
Year Ended December 31, 2010
Building Materials Distribution (c)	$1,776.6	$—	$1.4	$1,778.0	$11.6	$7.5	$19.1	$12.9	$356.4
Wood Products (c)	438.8	25.3	223.4	687.4	(8.1)	27.1	19.0	22.9	335.3
Corporate and Other	—	—	—	—	(16.3)	0.3	(16.0)	—	260.6
Intersegment eliminations	—	—	(224.8)	(224.8)	—	—	—	—	—
	$2,215.3	$25.3	$—	$2,240.6	(12.8)	$34.9	$22.1	$35.8	$952.2
Interest expense					(21.0)
Interest income					0.8
					$(33.0)
___________________________________

(a)
Capital spending in 2012 for Wood Products includes $2.4 million for the acquisition of a sawmill in Arden, Washington. Capital spending in 2011 for Wood Products includes $5.8 million for the acquisition of a laminated beam and decking manufacturing plant in Homedale, Idaho.

(b)
In 2011, we permanently closed a laminated beam plant in our Wood Products segment, and we recorded the related expense of $1.3 million in "Other (income) expense, net" and $0.4 million of accelerated depreciation in "Depreciation and Amortization" in our Consolidated Statement of Operations for the year ended December 31, 2011. Also, during the year ended December 31, 2011, we recorded $2.0 million of noncash asset write-downs in "Other (income) expense, net," of which $1.2 million was recorded in our Building Materials Distribution segment and $0.9 million was recorded in our Wood Products segment.

(c)
Included $4.6 million of income for cash received from a litigation settlement related to vendor product pricing. We recorded $4.1 million in our Building Materials Distribution segment and $0.5 million in our Wood Products segment.

(d)
EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.

The following is a reconciliation of net income (loss) to EBITDA for the consolidated company:

	Year Ended December 31
	2012	2011	2010
	(millions)
Net income (loss)	$41.5	$(46.4)	$(33.3)
Interest expense	21.8	19.0	21.0
Interest income	(0.4)	(0.4)	(0.8)
Income tax provision	0.3	0.2	0.3
Depreciation and amortization	33.4	37.0	34.9
EBITDA	$96.6	$9.5	$22.1

Commitments, Legal Proceedings and Contingencies, and Guarantees	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments, Legal Proceedings and Contingencies, and Guarantees [Abstract]
Commitments, Legal Proceedings and Contingencies, and Guarantees
Commitments, Legal Proceedings and Contingencies, and Guarantees

Commitments

We have commitments for leases and long-term debt that are discussed further under "Leases" in Note 2, Summary of Significant Accounting Policies, and Note 5, Debt. We are a party to a number of long-term log and wood fiber supply agreements that are discussed in Note 15, Commitments, Legal Proceedings and Contingencies, and Guarantees, of the Notes to Consolidated Financial Statements in "Item 8. Financial Statements and Supplementary Data" in our 2012 Form 10-K. In addition, we have purchase obligations for goods and services, capital expenditures, and raw materials entered into in the normal course of business. At June 30, 2013, there have been no material changes to the commitments disclosed in the 2012 Form 10-K.

Legal Proceedings and Contingencies

We are a party to routine legal proceedings that arise in the ordinary course of our business. We are not currently a party to any legal proceedings or environmental claims that we believe would, individually or in the aggregate, have a material adverse effect on our financial position, results of operations, or cash flows.

Guarantees

We provide guarantees, indemnifications, and assurances to others. Note 15, Commitments, Legal Proceedings and Contingencies, and Guarantees, of the Notes to Consolidated Financial Statements in "Item 8. Financial Statements and Supplementary Data" in our 2012 Form 10-K describes the nature of our guarantees, including the approximate terms of the guarantees, how the guarantees arose, the events or circumstances that would require us to perform under the guarantees, and the maximum potential undiscounted amounts of future payments we could be required to make. As of June 30, 2013, there have been no material changes to the guarantees disclosed in the 2012 Form 10-K.

Commitments, Legal Proceedings and Contingencies, and Guarantees

Commitments

We have commitments for leases and long-term debt that are discussed further in Note 6, Leases, and Note 9, Debt. In addition, we have purchase obligations for goods and services, capital expenditures, and raw materials entered into in the normal course of business.

We are a party to a number of long-term log and fiber supply agreements. At December 31, 2012, our total obligation for log and fiber purchases under contracts with third parties was approximately $227 million based on fixed contract pricing or first quarter 2013 pricing for variable contracts. Under most of these log and fiber supply agreements, we have the right to cancel or reduce our commitments in the event of a mill curtailment or shutdown. Future purchase prices under most of these agreements will be set quarterly or semiannually based on regional market prices. Our log and fiber obligations are subject to change based on, among other things, the effect of governmental laws and regulations, our manufacturing operations not operating in the normal course of business, log and fiber availability, and the status of environmental appeals. Except for deposits required pursuant to wood supply contracts, these obligations are not recorded in our consolidated financial statements until the transactions occur. In July 2012, there was a change in the ownership of timberlands that serve as a significant source of fiber to our Wood Products segment pursuant to a number of long-term fiber supply agreements. The affected supply agreements remain in place, with our rights and the new owners' obligations under those agreements unchanged. As such, we do not anticipate the ownership transition will negatively affect our operations.

We enter into utility contracts for the purchase of electricity and natural gas. We also purchase these services under utility tariffs. At December 31, 2012, we had approximately $8.6 million of utility purchase commitments. These payment obligations were estimated either at market prices as of December 31, 2012, or at a fixed price, in each case in accordance with the terms of the related utility contract or tariff. Because we consume the energy in the manufacture of our products, these obligations represent the face value of the contracts, not resale value.

Legal Proceedings and Contingencies

We are a party to routine legal proceedings that arise in the ordinary course of our business. We are not currently a party to any legal proceedings or environmental claims that we believe would, individually or in the aggregate, have a material adverse effect on our financial position, results of operations, or cash flows.

Guarantees

We provide guarantees, indemnifications, and assurances to others.

Boise Cascade and its subsidiaries (Boise Cascade Building Materials Distribution, L.L.C., and Boise Cascade Wood Products, L.L.C.) act as co-borrowers under our Revolving Credit Facility, described in Note 9, Debt. Their obligations are guaranteed by each of our remaining domestic subsidiaries.

Boise Cascade and its wholly owned subsidiary, Boise Finance, issued $250.0 million of 6.375% senior notes due in 2020. At December 31, 2012, $250.0 million of the notes were outstanding. The Senior Notes are guaranteed by each of Boise Cascade's existing and future direct or indirect domestic subsidiaries that is a guarantor or co-borrower under our Revolving Credit Facility, other than Boise Finance. See Note 9, Debt and Note 18, Consolidating Guarantor and Nonguarantor Financial Information, for more information.

Boise Cascade issued guarantees to a limited number of trade creditors of one or more of its principal operating subsidiaries, Boise Cascade Building Materials Distribution, L.L.C., and Boise Cascade Wood Products, L.L.C., for trade credit obligations arising in the ordinary course of the business of such operating subsidiaries. These included guarantees of the obligations of Boise Cascade Wood Products, L.L.C., with respect to present and future timber sale agreements and several facility and rolling stock leases entered into by such subsidiaries and by Boise Cascade Building Materials Distribution, L.L.C. Boise Cascade's exposure under these agreements is limited to future timber purchases and the minimum lease payment requirements under the agreements. Boise Cascade also enters into guarantees of various raw material or energy supply agreements arising in the ordinary course of business.

All surety bonds and most letters of credit supporting obligations of subsidiaries sold or liabilities assumed by Boise Inc. in connection with the sale of our Paper and Packaging & Newsprint assets in 2008 have been replaced by new surety bonds or letters of credit issued without our credit support. The principal exception is letters of credit supporting workers' compensation obligations assumed by Boise Inc., which as a matter of state law must remain in our name even though the underlying liabilities and exposures have been assumed by Boise Inc. We are entitled to an indemnification from the purchaser for liabilities with respect to such letters of credit arising from workers' compensation claims assumed by Boise Inc. and for our costs of maintaining Boise Inc.'s share of any such letter of credit.

We enter into a wide range of indemnification arrangements in the ordinary course of business. These include tort indemnifications, tax indemnifications, financing transactions, indemnifications against third-party claims arising out of arrangements to provide services to us, and indemnifications in merger and acquisition agreements. At December 31, 2012, we are unable to estimate the maximum potential liability under these indemnifications, and we are not aware of any material liabilities arising from these indemnifications.

Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Acquisition Agreement

On July 19, 2013, we entered into an agreement to purchase the Southeast operations of Wood Resources LLC. These operations consist of a plywood manufacturing facility located in each of North and South Carolina. In accordance with the terms of the purchase agreement, we will acquire 100% of the equity interests in both Chester Wood Products LLC and Moncure Plywood LLC.

The purchase price for the acquisition is $102.0 million, subject to adjustment at closing based upon a working capital target. The closing of the acquisition is expected to occur prior to September 30, 2013. The agreement contains standard representations and warranties, indemnities and closing conditions, including receipt of approval under the Hart-Scott-Rodino Act of 1976, as amended. Of the purchase price, $5.1 million will be placed into escrow at closing to satisfy any claims for indemnification, 50% of which is eligible to be released after one year with the balance released after two years (assuming no pending claims). We currently intend to finance the acquisition with approximately $77.0 million of cash on hand and approximately $25.0 million of drawings under our revolving credit facility.

Stock Repurchase Agreement, Secondary Offering, and Revolving Credit Facility Amendment

On July 22, 2013, we entered into a Share Repurchase Agreement (the "Agreement") with BC Holdings. Under the Agreement, on July 30, 2013 we repurchased 3,864,062 shares of common stock from BC Holdings for $100.0 million in the Repurchase concurrently with the closing of the secondary offering by BC Holdings, whereby BC Holdings sold 10,000,000 shares of Boise Cascade common stock. The purchase price for the repurchased shares equaled the net price paid by the underwriters in connection with the secondary offering. We funded the Repurchase with cash on hand.
On July 19, 2013, Boise Cascade and certain of its subsidiaries, as borrowers, entered into the fourth amendment to its revolving credit facility (the “Amendment”), with Wells Fargo Capital Finance, LLC, as administrative agent for the lenders, and the lenders party thereto. The Amendment permitted the consummation of the Repurchase in an amount not to exceed $100.0 million at any time prior to August 20, 2013.

Subsequent Events

On February 4, 2013, we converted to a Delaware corporation from a Delaware limited liability company by filing a certificate of conversion in Delaware. The common stock authorized and outstanding, par values, net income (loss) per share amounts, and other per-share disclosures for all periods presented have been adjusted to reflect the impact of this conversion. No shares were dilutive or antidilutive in any period presented.

	Year Ended December 31
	2012	2011	2010
	(thousands, except for per-share data)
Net income (loss)	$41,496	$(46,363)	$(33,297)
Weighted average number of common shares for basic net income (loss) per common share	29,700	29,700	29,700
Incremental effect of dilutive common stock equivalents	—	—	—
Weighted average number of common shares for diluted net income (loss) per common share	29,700	29,700	29,700
Net income (loss) per common share:
Basic	$1.40	$(1.56)	$(1.12)
Diluted	$1.40	$(1.56)	$(1.12)

See Note 13, Equity, for a discussion of our initial public offering subsequent to December 31, 2012.

Quarterly Results of Operations (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (unaudited) [Abstract]
Quarterly Results of Operations (unaudited)
Quarterly Results of Operations (unaudited)

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(millions, except per-share amounts)
Net sales	$587.0	$732.9	$764.6	$694.6
Income from operations	$6.2	$20.1	$28.1	$8.6
Net income	$1.7	$15.0	$23.5	$1.3
Net income per common share – Basic and Diluted	$0.06	$0.51	$0.79	$0.04

	2011
	First Quarter (a)	Second Quarter	Third Quarter	Fourth Quarter (b)
	(millions, except per-share amounts)
Net sales	$483.2	$589.4	$628.0	$547.4
Income (loss) from operations	$(14.8)	$(5.3)	$2.1	$(9.1)
Net loss	$(19.0)	$(9.9)	$(3.7)	$(13.8)
Net loss per common share – Basic and Diluted	$(0.64)	$(0.33)	$(0.12)	$(0.46)
_______________________________________

(a)    Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho.

Included $1.2 million in noncash asset write-downs.

(b)    Included $0.9 million in noncash asset write-downs.

Consolidating Guarantor and Nonguarantor Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Consolidating Guarantor and Nonguarantor Financial Information [Abstract]
Consolidating Guarantor and Nonguarantor Financial Information
Consolidating Guarantor and Nonguarantor Financial Information

The following consolidating financial information presents the Statements of Comprehensive Income (Loss), Balance Sheets, and Cash Flows related to Boise Cascade. The Senior Notes are guaranteed fully and unconditionally and jointly and severally by each of our existing and future subsidiaries (other than our foreign subsidiaries). Each of our existing subsidiaries that is a guarantor of the Senior Notes is 100% owned by Boise Cascade. Other than the consolidated financial statements and footnotes for Boise Cascade and the consolidating financial information, financial statements and other disclosures concerning the guarantors have not been presented because management believes that such information is not material to investors. The reclassifications to net income from accumulated other comprehensive loss are recorded primarily in our guarantor subsidiaries.

Furthermore, the cancellation provisions in the related indenture regarding guarantor subsidiaries are customary, and they do not include an arrangement that permits a guarantor subsidiary to opt out of the obligation prior to or during the term of the debt. Each guarantor subsidiary is automatically released from its obligations as a guarantor upon the sale of the subsidiary or substantially all of its assets to a third party, the designation of the subsidiary as an unrestricted subsidiary for purposes of the covenants included in the indenture, the release of the indebtedness under the indenture, or if the issuer exercises its legal defeasance option or the discharge of its obligations in accordance with the indenture governing the Senior Notes.
Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Three Months Ended June 30, 2013
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$848,515	$3,780	$—	$852,295
Intercompany	—	—	2,920	(2,920)	—
	—	848,515	6,700	(2,920)	852,295

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	746,539	7,692	(3,235)	750,996
Depreciation and amortization	33	8,429	304	—	8,766
Selling and distribution expenses	—	59,461	641	—	60,102
General and administrative expenses	4,045	5,891	—	315	10,251
Other (income) expense, net	5	261	(305)	—	(39)
	4,083	820,581	8,332	(2,920)	830,076

Income (loss) from operations	(4,083)	27,934	(1,632)	—	22,219

Foreign exchange loss	(200)	(69)	(22)	—	(291)
Interest expense	(4,781)	—	—	—	(4,781)
Interest income	27	35	—	—	62
	(4,954)	(34)	(22)	—	(5,010)

Income (loss) before income taxes and equity in net income of affiliates	(9,037)	27,900	(1,654)	—	17,209
Income tax provision	(6,797)	—	—	—	(6,797)

Income (loss) before equity in net income of affiliates	(15,834)	27,900	(1,654)	—	10,412
Equity in net income of affiliates	26,246	—	—	(26,246)	—
Net income (loss)	10,412	27,900	(1,654)	(26,246)	10,412

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	1,411	—	—	—	1,411
Amortization of prior service costs	14	—	—	—	14
Other comprehensive income, net of tax	1,425	—	—	—	1,425
Comprehensive income (loss)	$11,837	$27,900	$(1,654)	$(26,246)	$11,837

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Three Months Ended June 30, 2012
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$729,794	$3,106	$—	$732,900
Intercompany	—	—	3,276	(3,276)	—
	—	729,794	6,382	(3,276)	732,900

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	629,755	6,352	(3,500)	632,607
Depreciation and amortization	32	7,857	449	—	8,338
Selling and distribution expenses	—	59,691	777	—	60,468
General and administrative expenses	4,040	6,424	1	224	10,689
Other (income) expense, net	31	953	(331)	—	653
	4,103	704,680	7,248	(3,276)	712,755

Income (loss) from operations	(4,103)	25,114	(866)	—	20,145

Foreign exchange loss	(25)	(134)	(130)	—	(289)
Interest expense	(4,818)	—	—	—	(4,818)
Interest income	38	49	—	—	87
	(4,805)	(85)	(130)	—	(5,020)

Income (loss) before income taxes and equity in net income of affiliates	(8,908)	25,029	(996)	—	15,125
Income tax provision	(75)	(3)	—	—	(78)

Income (loss) before equity in net income of affiliates	(8,983)	25,026	(996)	—	15,047
Equity in net income of affiliates	24,030	—	—	(24,030)	—
Net income (loss)	15,047	25,026	(996)	(24,030)	15,047

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	1,958	—	—	—	1,958
Amortization of prior service costs	42	—	—	—	42
Other comprehensive income, net of tax	2,000	—	—	—	2,000
Comprehensive income (loss)	$17,047	$25,026	$(996)	$(24,030)	$17,047

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Six Months Ended June 30, 2013
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$1,590,898	$6,275	$—	$1,597,173
Intercompany	—	—	5,558	(5,558)	—
	—	1,590,898	11,833	(5,558)	1,597,173

Costs and expenses
Materials, labor, and other operating expenses, (excluding depreciation)	—	1,388,126	13,662	(5,945)	1,395,843
Depreciation and amortization	79	16,553	611	—	17,243
Selling and distribution expenses	—	115,833	1,273	—	117,106
General and administrative expenses	8,148	11,762	—	387	20,297
Other (income) expense, net	7	487	(667)	—	(173)
	8,234	1,532,761	14,879	(5,558)	1,550,316

Income (loss) from operations	(8,234)	58,137	(3,046)	—	46,857

Foreign exchange loss	(230)	(113)	(28)	—	(371)
Interest expense	(9,672)	—	—	—	(9,672)
Interest income	55	69	—	—	124
	(9,847)	(44)	(28)	—	(9,919)

Income (loss) before income taxes and equity in net income of affiliates	(18,081)	58,093	(3,074)	—	36,938
Income tax benefit	54,310	—	—	—	54,310

Income (loss) before equity in net income of affiliates	36,229	58,093	(3,074)	—	91,248
Equity in net income of affiliates	55,019	—	—	(55,019)	—
Net income (loss)	91,248	58,093	(3,074)	(55,019)	91,248

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	2,806	—	—	—	2,806
Amortization of prior service costs	28	—	—	—	28
Other comprehensive income, net of tax	2,834	—	—	—	2,834
Comprehensive income (loss)	$94,082	$58,093	$(3,074)	$(55,019)	$94,082

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Six Months Ended June 30, 2012
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$1,314,042	$5,844	$—	$1,319,886
Intercompany	—	—	6,527	(6,527)	—
	—	1,314,042	12,371	(6,527)	1,319,886

Costs and expenses
Materials, labor, and other operating expenses, (excluding depreciation)	—	1,137,095	12,531	(6,895)	1,142,731
Depreciation and amortization	64	15,497	896	—	16,457
Selling and distribution expenses	—	112,750	1,532	—	114,282
General and administrative expenses	7,703	11,665	1	368	19,737
Other (income) expense, net	78	1,196	(989)	—	285
	7,845	1,278,203	13,971	(6,527)	1,293,492

Income (loss) from operations	(7,845)	35,839	(1,600)	—	26,394

Foreign exchange gain (loss)	26	(59)	(70)	—	(103)
Interest expense	(9,631)	—	—	—	(9,631)
Interest income	89	105	—	—	194
	(9,516)	46	(70)	—	(9,540)

Income (loss) before income taxes and equity in net income of affiliates	(17,361)	35,885	(1,670)	—	16,854
Income tax provision	(127)	(12)	—	—	(139)

Income (loss) before equity in net income of affiliates	(17,488)	35,873	(1,670)	—	16,715
Equity in net income of affiliates	34,203	—	—	(34,203)	—
Net income (loss)	16,715	35,873	(1,670)	(34,203)	16,715

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	3,984	—	—	—	3,984
Amortization of prior service costs and other	83	—	—	—	83
Other comprehensive income, net of tax	4,067	—	—	—	4,067
Comprehensive income (loss)	$20,782	$35,873	$(1,670)	$(34,203)	$20,782

Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at June 30, 2013 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$232,619	$36	$12	$—	$232,667
Receivables
Trade, less allowances	—	204,727	995	—	205,722
Related parties	17	417	—	—	434
Other	(87)	6,466	233	—	6,612
Inventories	—	361,849	6,501	—	368,350
Deferred income taxes	19,747	—	2	—	19,749
Prepaid expenses and other	4,672	7,049	130	—	11,851
	256,968	580,544	7,873	—	845,385

Property and equipment, net	612	252,441	8,256	—	261,309
Timber deposits	—	7,267	—	—	7,267
Deferred financing costs	7,279	—	—	—	7,279
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Deferred income taxes	44,819	—	—	—	44,819
Other assets	20	7,465	1	—	7,486
Investments in affiliates	639,843	—	—	(639,843)	—
Total assets	$949,541	$868,787	$16,130	$(639,843)	$1,194,615

Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at June 30, 2013 (continued) (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDERS' EQUITY
Current
Accounts payable
Trade	$10,894	$183,339	$973	$—	$195,206
Related parties	402	1,555	—	—	1,957
Accrued liabilities	—	—	—	—
Compensation and benefits	15,764	25,910	365	—	42,039
Interest payable	2,745	—	—	—	2,745
Other	1,979	28,137	759	—	30,875
	31,784	238,941	2,097	—	272,822

Debt
Long-term debt	250,000	—	—	—	250,000

Other
Compensation and benefits	195,384	—	—	—	195,384
Other long-term liabilities	10,411	4,036	—	—	14,447
	205,795	4,036	—	—	209,831

Commitments and contingent liabilities

Stockholders' equity
Preferred stock	—	—	—	—	—
Common stock	432	—	—	—	432
Additional paid-in capital	494,908	—	—	—	494,908
Accumulated other comprehensive loss	(118,395)	—	—	—	(118,395)
Retained earnings	85,017	—	—	—	85,017
Subsidiary equity	—	625,810	14,033	(639,843)	—
Total stockholders' equity	461,962	625,810	14,033	(639,843)	461,962
Total liabilities and stockholders' equity	$949,541	$868,787	$16,130	$(639,843)	$1,194,615
Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$54,294	$35	$178	$—	$54,507
Receivables
Trade, less allowances	65	133,554	1,124	—	134,743
Related parties	16	658	—	—	674
Other	25	5,631	548	—	6,204
Inventories	—	320,279	5,527	—	325,806
Deferred income taxes	—	—	2	—	2
Prepaid expenses and other	914	4,576	31	—	5,521
	55,314	464,733	7,410	—	527,457

Property and equipment, net	1,284	255,869	8,771	—	265,924
Timber deposits	—	6,221	—	—	6,221
Deferred financing costs	7,562	—	—	—	7,562
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	729	7,435	—	—	8,164
Investments in affiliates	565,355	—	—	(565,355)	—
Total assets	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at December 31, 2012 (continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$11,072	$128,565	$555	$—	$140,192
Related parties	402	1,548	—	—	1,950
Accrued liabilities
Compensation and benefits	17,272	43,938	604	—	61,814
Interest payable	3,188	—	—	—	3,188
Other	2,082	25,873	1,088	—	29,043
	34,016	199,924	2,247	—	236,187

Debt
Long-term debt	275,000	—	—	—	275,000

Other
Compensation and benefits	206,668	—	—	—	206,668
Other long-term liabilities	10,353	3,983	—	—	14,336
	217,021	3,983	—	—	221,004

Redeemable equity	6,443	—	—	—	6,443

Commitments and contingent liabilities

Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	256,927	—	—	—	256,927
Accumulated other comprehensive loss	(121,229)	—	—	—	(121,229)
Accumulated deficit	(38,231)	—	—	—	(38,231)
Subsidiary equity	—	551,421	13,934	(565,355)	—
Total stockholder's equity	97,764	551,421	13,934	(565,355)	97,764
Total liabilities and stockholder's equity	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company and Subsidiaries Consolidating Statements of Cash Flows For the Six Months Ended June 30, 2013 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$91,248	$58,093	$(3,074)	$(55,019)	$91,248
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(55,019)	—	—	55,019	—
Depreciation and amortization, including deferred financing costs and other	967	16,553	611	—	18,131
Stock-based compensation	1,073	—	—	—	1,073
Pension expense	5,434	—	—	—	5,434
Deferred income taxes	(66,314)	—	—	—	(66,314)
Other	—	(277)	—	—	(277)
Decrease (increase) in working capital
Receivables	253	(71,768)	28	—	(71,487)
Inventories	—	(41,570)	(974)	—	(42,544)
Prepaid expenses and other	49	(2,474)	(98)	—	(2,523)
Accounts payable and accrued liabilities	(2,932)	40,101	(336)	—	36,833
Pension contributions	(9,970)	—	—	—	(9,970)
Income taxes payable	(877)	1	(5)	—	(881)
Other	(3,397)	(1,148)	(1)	—	(4,546)
Net cash used for operations	(39,485)	(2,489)	(3,849)	—	(45,823)
Cash provided by (used for) investment
Expenditures for property and equipment	—	(13,932)	(110)	—	(14,042)
Proceeds from sales of assets	—	129	417	—	546
Other	1	(3)	12	—	10
Net cash provided by (used for) investment	1	(13,806)	319	—	(13,486)
Cash provided by (used for) financing
Net proceeds from issuance of common stock	262,599	—	—	—	262,599
Issuances of long-term debt	55,000	—	—	—	55,000
Payments of long-term debt	(80,000)	—	—	—	(80,000)
Financing costs	(321)	—	—	—	(321)
Other	—	—	191	—	191
Due to (from) affiliates	(19,469)	16,296	3,173	—	—
Net cash provided by financing	217,809	16,296	3,364	—	237,469
Net increase (decrease) in cash and cash equivalents	178,325	1	(166)	—	178,160
Balance at beginning of the period	54,294	35	178	—	54,507
Balance at end of the period	$232,619	$36	$12	$—	$232,667

Boise Cascade Company and Subsidiaries Consolidating Statements of Cash Flows For the Six Months Ended June 30, 2012 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$16,715	$35,873	$(1,670)	$(34,203)	$16,715
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(34,203)	—	—	34,203	—
Depreciation and amortization, including deferred financing costs and other	1,271	15,497	896	—	17,664
Pension expense	6,394	—	—	—	6,394
Other	(30)	(123)	(316)	—	(469)
Decrease (increase) in working capital, net of acquisitions
Receivables	936	(59,643)	(719)	(56)	(59,482)
Inventories	—	(34,363)	(791)	—	(35,154)
Prepaid expenses and other	104	(2,291)	(64)	—	(2,251)
Accounts payable and accrued liabilities	2,220	66,382	(423)	56	68,235
Pension contributions	(7,874)	—	—	—	(7,874)
Income taxes payable	(36)	12	(5)	—	(29)
Other	865	169	—	—	1,034
Net cash provided by (used for) operations	(13,638)	21,513	(3,092)	—	4,783
Cash provided by (used for) investment
Expenditures for property and equipment	(28)	(10,843)	(81)	—	(10,952)
Acquisitions of businesses and facilities	—	(2,355)	—	—	(2,355)
Proceeds from sales of assets	—	145	—	—	145
Other	(3)	2	—	—	(1)
Net cash used for investment	(31)	(13,051)	(81)	—	(13,163)
Cash provided by (used for) financing
Due to (from) affiliates	5,317	(8,454)	3,137	—	—
Net cash provided by (used for) financing	5,317	(8,454)	3,137	—	—
Net increase (decrease) in cash and cash equivalents	(8,352)	8	(36)	—	(8,380)
Balance at beginning of the period	182,326	20	109	—	182,455
Balance at end of the period	$173,974	$28	$73	$—	$174,075

Consolidating Guarantor and Nonguarantor Financial Information

The following consolidating financial information presents the Statements of Comprehensive Income (Loss), Balance Sheets, and Cash Flows related to Boise Cascade. The Senior Notes are guaranteed fully and unconditionally, and jointly and severally by each of our existing and future subsidiaries (other than our foreign subsidiaries). Each of our existing subsidiaries that is a guarantor of the Senior Notes is 100% owned by Boise Cascade. Other than the consolidated financial statements and footnotes for Boise Cascade and the consolidating financial information, financial statements and other disclosures concerning the guarantors have not been presented because management believes that such information is not material to investors.

Furthermore, the cancellation provisions of the guarantor subsidiaries are customary and they do not include an arrangement that permits a guarantor subsidiary to opt out of the obligation prior to or during the term of the debt. Each guarantor subsidiary is automatically released from its obligations as a guarantor upon the sale of the subsidiary or substantially all of its assets to a third party, the designation of the subsidiary as an unrestricted subsidiary for purposes of the covenants included in the indenture, the release of the indebtedness under the indenture, or if the issuer exercises its legal defeasance option or the discharge of its obligations in accordance with the indenture governing the Senior Notes.
Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,746,208	$13,082	$—	$2,759,290
Intercompany	—	—	13,396	(13,396)	—
Related parties	—	19,772	—	—	19,772
	—	2,765,980	26,478	(13,396)	2,779,062

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	2,329,853	27,885	(14,564)	2,343,174
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	60,271	—	—	60,271
Depreciation and amortization	120	31,691	1,596	—	33,407
Selling and distribution expenses	—	231,593	3,462	—	235,055
General and administrative expenses	16,425	25,529	—	1,168	43,122
Other (income) expense, net	126	2,818	(2,042)	—	902
	16,671	2,681,755	30,901	(13,396)	2,715,931

Income (loss) from operations	(16,671)	84,225	(4,423)	—	63,131

Foreign exchange gain (loss)	149	(124)	12	—	37
Interest expense	(21,757)	—	—	—	(21,757)
Interest income	196	196	—	—	392
	(21,412)	72	12	—	(21,328)

Income (loss) before income taxes and equity in net income of affiliates	(38,083)	84,297	(4,411)	—	41,803
Income tax provision	(300)	(7)	—	—	(307)

Income (loss) before equity in net income of affiliates	(38,383)	84,290	(4,411)	—	41,496
Equity in net income of affiliates	79,879	—	—	(79,879)	—
Net income (loss)	41,496	84,290	(4,411)	(79,879)	41,496

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(8,432)	—	—	—	(8,432)
Amortization of actuarial loss	7,632	—	—	—	7,632
Amortization of prior service costs	416	—	—	—	416
Other comprehensive loss	(384)	—	—	—	(384)
Comprehensive income (loss)	$41,112	$84,290	$(4,411)	$(79,879)	$41,112

Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,215,983	$13,342	$—	$2,229,325
Intercompany	—	—	11,157	(11,157)	—
Related parties	—	18,763	—	—	18,763
	—	2,234,746	24,499	(11,157)	2,248,088

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	1,939,993	24,436	(11,810)	1,952,619
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	40,058	—	—	40,058
Depreciation and amortization	240	35,010	1,772	—	37,022
Selling and distribution expenses	—	202,254	2,744	—	204,998
General and administrative expenses	13,613	22,976	—	653	37,242
Other (income) expense, net	111	4,114	(1,030)	—	3,195
	13,964	2,244,405	27,922	(11,157)	2,275,134

Loss from operations	(13,964)	(9,659)	(3,423)	—	(27,046)

Foreign exchange gain (loss)	(510)	20	(7)	—	(497)
Interest expense	(18,987)	—	—	—	(18,987)
Interest income	185	222	—	—	407
	(19,312)	242	(7)	—	(19,077)

Loss before income taxes and equity in net loss of affiliates	(33,276)	(9,417)	(3,430)	—	(46,123)
Income tax provision	(216)	(24)	—	—	(240)

Loss before equity in net loss of affiliates	(33,492)	(9,441)	(3,430)	—	(46,363)
Equity in net loss of affiliates	(12,871)	—	—	12,871	—
Net loss	(46,363)	(9,441)	(3,430)	12,871	(46,363)

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(83,528)	—	—	—	(83,528)
Amortization of actuarial loss	2,703	—	—	—	2,703
Amortization of prior service costs and other	175	—	—	—	175
Other comprehensive loss	(80,650)	—	—	—	(80,650)
Comprehensive loss	$(127,013)	$(9,441)	$(3,430)	$12,871	$(127,013)
Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2010

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,200,379	$14,953	$—	$2,215,332
Intercompany	—	57	14,398	(14,455)	—
Related parties	—	25,259	—	—	25,259
	—	2,225,695	29,351	(14,455)	2,240,591

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	1,930,316	31,442	(14,396)	1,947,362
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	33,613	—	—	33,613
Depreciation and amortization	346	32,635	1,918	—	34,899
Selling and distribution expenses	—	201,079	1,385	—	202,464
General and administrative expenses	14,400	24,122	—	(59)	38,463
General and administrative expenses from related party	1,576	—	—	—	1,576
Other (income) expense, net	373	(4,881)	(116)	—	(4,624)
	16,695	2,216,884	34,629	(14,455)	2,253,753

Income (loss) from operations	(16,695)	8,811	(5,278)	—	(13,162)

Foreign exchange gain (loss)	12	(57)	397	—	352
Gain on repurchase of long-term debt	28	—	—	—	28
Interest expense	(21,005)	—	—	—	(21,005)
Interest income	386	404	—	—	790
	(20,579)	347	397	—	(19,835)

Income (loss) before income taxes and equity in net income of affiliates	(37,274)	9,158	(4,881)	—	(32,997)
Income tax provision	(215)	(66)	(19)	—	(300)

Income (loss) before equity in net income of affiliates	(37,489)	9,092	(4,900)	—	(33,297)
Equity in net income of affiliates	4,192	—	—	(4,192)	—
Net income (loss)	(33,297)	9,092	(4,900)	(4,192)	(33,297)

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(4,027)	—	—	—	(4,027)
Amortization of actuarial loss	556	—	—	—	556
Amortization of prior service costs	178	—	—	—	178
Other comprehensive loss	(3,293)	—	—	—	(3,293)
Comprehensive income (loss)	$(36,590)	$9,092	$(4,900)	$(4,192)	$(36,590)

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$54,294	$35	$178	$—	$54,507
Receivables
Trade, less allowances	65	133,554	1,124	—	134,743
Related parties	16	658	—	—	674
Other	25	5,631	548	—	6,204
Inventories	—	320,279	5,527	—	325,806
Prepaid expenses and other	914	4,576	33	—	5,523
	55,314	464,733	7,410	—	527,457

Property and equipment, net	1,284	255,869	8,771	—	265,924
Timber deposits	—	6,221	—	—	6,221
Deferred financing costs	7,562	—	—	—	7,562
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	729	7,435	—	—	8,164
Investments in affiliates	565,355	—	—	(565,355)	—
Total assets	$630,244	$755,328	$16,181	$(565,355)	$836,398
Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2012 (Continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$11,072	$128,565	$555	$—	$140,192
Related parties	402	1,548	—	—	1,950
Accrued liabilities
Compensation and benefits	17,272	43,938	604	—	61,814
Interest payable	3,188	—	—	—	3,188
Other	2,082	25,873	1,088	—	29,043
	34,016	199,924	2,247	—	236,187

Debt
Long-term debt	275,000	—	—	—	275,000

Other
Compensation and benefits	206,668	—	—	—	206,668
Other long-term liabilities	10,353	3,983	—	—	14,336
	217,021	3,983	—	—	221,004
Redeemable equity	6,443	—	—	—	6,443

Commitments and contingent liabilities

Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	256,927	—	—	—	256,927
Accumulated other comprehensive loss	(121,229)	—	—	—	(121,229)
Accumulated deficit	(38,231)	—	—	—	(38,231)
Subsidiary equity	—	551,421	13,934	(565,355)	—
Total stockholder's equity	97,764	551,421	13,934	(565,355)	97,764
Total liabilities and stockholder's equity	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$182,326	$20	$109	$—	$182,455
Receivables
Trade, less allowances	—	118,267	634	—	118,901
Related parties	935	301	—	—	1,236
Intercompany	—	56	—	(56)	—
Other	(90)	3,661	225	—	3,796
Inventories	—	278,580	5,398	—	283,978
Prepaid expenses and other	843	3,972	49	—	4,864
	184,014	404,857	6,415	(56)	595,230

Property and equipment, net	1,259	255,117	10,080	—	266,456
Timber deposits	—	8,327	—	—	8,327
Deferred financing costs	4,962	—	—	—	4,962
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	20	6,765	1	—	6,786
Investments in affiliates	557,925	—	—	(557,925)	—
Total assets	$748,180	$696,136	$16,496	$(557,981)	$902,831

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2011 (Continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$8,633	$107,336	$789	$—	$116,758
Related parties	395	747	—	—	1,142
Intercompany	—	—	56	(56)	—
Accrued liabilities	—	—	—	—
Compensation and benefits	12,104	19,816	347	—	32,267
Interest payable	3,326	—	—	—	3,326
Other	2,470	21,045	971	—	24,486
	26,928	148,944	2,163	(56)	177,979

Debt
Long-term debt	219,560	—	—	—	219,560

Other
Compensation and benefits	200,248	—	—	—	200,248
Other long-term liabilities	10,076	3,600	—	—	13,676
	210,324	3,600	—	—	213,924
Redeemable equity	8,749	—	—	—	8,749

Commitments and contingent liabilities
Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	482,894	—	—	—	482,894
Accumulated other comprehensive loss	(120,845)	—	—	—	(120,845)
Accumulated deficit	(79,727)	—	—	—	(79,727)
Subsidiary equity	—	543,592	14,333	(557,925)	—
Total stockholder's equity	282,619	543,592	14,333	(557,925)	282,619
Total liabilities and stockholder's equity	$748,180	$696,136	$16,496	$(557,981)	$902,831

Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$41,496	$84,290	$(4,411)	$(79,879)	$41,496
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(79,879)	—	—	79,879	—
Depreciation and amortization, including deferred financing costs and other	3,924	31,691	1,596	—	37,211
Pension expense	12,653	—	—	—	12,653
Other	(61)	(115)	(295)	—	(471)
Decrease (increase) in working capital, net of acquisitions	—		—	—
Receivables	772	(17,558)	(396)	(56)	(17,238)
Inventories	—	(41,699)	(129)	—	(41,828)
Prepaid expenses and other	(71)	(596)	15	—	(652)
Accounts payable and accrued liabilities	3,787	49,115	83	56	53,041
Pension contributions	(8,486)	—	—	—	(8,486)
Other	4,066	342	2	—	4,410
Net cash provided by (used for) operations	(21,799)	105,470	(3,535)	—	80,136
Cash provided by (used for) investment
Expenditures for property and equipment	(28)	(26,886)	(472)	—	(27,386)
Acquisition of businesses and facilities	—	(2,355)	—	—	(2,355)
Proceeds from sales of assets	—	246	—	—	246
Other	(4)	1	64	—	61
Net cash used for investment	(32)	(28,994)	(408)	—	(29,434)
Cash provided by (used for) financing
Issuances of long-term debt	300,000	—	—	—	300,000
Payments of long-term debt	(244,560)	—	—	—	(244,560)
Distributions to Boise Cascade Holdings, L.L.C.	(228,268)	—	—	—	(228,268)
Financing costs	(5,822)	—	—	—	(5,822)
Due to (from) affiliates	72,449	(76,461)	4,012	—	—
Net cash provided by (used for) financing	(106,201)	(76,461)	4,012	—	(178,650)
Net increase (decrease) in cash and cash equivalents	(128,032)	15	69	—	(127,948)
Balance at beginning of the period	182,326	20	109	—	182,455
Balance at end of the period	$54,294	$35	$178	$—	$54,507

Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net loss	$(46,363)	$(9,441)	$(3,430)	$12,871	$(46,363)
Items in net loss not using (providing) cash
Equity in net loss of affiliates	12,871	—	—	(12,871)	—
Depreciation and amortization, including deferred financing costs and other	2,450	35,010	1,772	—	39,232
Pension expense	11,368	—	—	—	11,368
Other	564	1,250	406	—	2,220
Decrease (increase) in working capital, net of acquisitions
Receivables	(866)	(15,369)	560	—	(15,675)
Inventories	—	(21,416)	517	—	(20,899)
Prepaid expenses and other	112	(183)	(1)	—	(72)
Accounts payable and accrued liabilities	(829)	3,130	(423)	—	1,878
Pension contributions	(13,621)	—	—	—	(13,621)
Other	(685)	(358)	(6)	—	(1,049)
Net cash used for operations	(34,999)	(7,377)	(605)	—	(42,981)
Cash provided by (used for) investment
Expenditures for property and equipment	(21)	(32,703)	(813)	—	(33,537)
Acquisitions of businesses and facilities	—	(5,782)	—	—	(5,782)
Proceeds from sales of assets	—	3,126	—	—	3,126
Other	(265)	(60)	(99)	—	(424)
Net cash used for investment	(286)	(35,419)	(912)	—	(36,617)
Cash provided by (used for) financing
Credit facility financing costs	(2,548)	—	—	—	(2,548)
Due to (from) affiliates	(44,205)	42,800	1,405	—	—
Net cash provided by (used for) financing	(46,753)	42,800	1,405	—	(2,548)
Net increase (decrease) in cash and cash equivalents	(82,038)	4	(112)	—	(82,146)
Balance at beginning of the period	264,364	16	221	—	264,601
Balance at end of the period	$182,326	$20	$109	$—	$182,455
Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2010

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$(33,297)	$9,092	$(4,900)	$(4,192)	$(33,297)
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(4,192)	—	—	4,192	—
Depreciation and amortization, including deferred financing costs and other	3,121	32,635	1,918	—	37,674
Pension expense	7,449	—	—	—	7,449
Management equity units expense	1,625	—	—	—	1,625
Gain on repurchase of long-term debt	(28)	—	—	—	(28)
Other	(2)	116	(457)	—	(343)
Decrease (increase) in working capital, net
Receivables	107	(6,398)	(47)	—	(6,338)
Inventories	—	(27,001)	(1,427)	—	(28,428)
Prepaid expenses and other	(251)	(71)	22	—	(300)
Accounts payable and accrued liabilities	847	30,369	1,203	—	32,419
Pension contributions	(3,873)	—	—	—	(3,873)
Other	3,057	678	(8)	—	3,727
Net cash provided by (used for) operations	(25,437)	39,420	(3,696)	—	10,287
Cash provided by (used for) investment
Expenditures for property and equipment	(10)	(34,675)	(1,066)	—	(35,751)
Proceeds from sales of assets	656	520	78	—	1,254
Other	—	(1,358)	402	—	(956)
Net cash provided by (used for) investment	646	(35,513)	(586)	—	(35,453)
Cash provided by (used for) financing
Issuances of long-term debt	45,000	—	—	—	45,000
Payments of long-term debt	(128,451)	—	—	—	(128,451)
Proceeds from Boise Cascade Holdings, L.L.C., for sale of shares of Boise Inc.	86,117	—	—	—	86,117
Due to (from) affiliates	(510)	(3,910)	4,420	—	—
Net cash provided by (used for) financing	2,156	(3,910)	4,420	—	2,666
Net increase (decrease) in cash and cash equivalents	(22,635)	(3)	138	—	(22,500)
Balance at beginning of the period	286,999	19	83	—	287,101
Balance at end of the period	$264,364	$16	$221	$—	$264,601

Summary of Significant Accounting Policies Level 2 Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation [Policy Text Block]		Principles of Consolidation The consolidated financial statements include the accounts of Boise Cascade and its subsidiaries. Intercompany balances and transactions have been eliminated.
Use of Estimates [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets; legal contingencies; guarantee obligations; indemnifications; assumptions used in retirement benefits; income taxes; and vendor and customer rebates, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in these estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets; legal contingencies; guarantee obligations; indemnifications; assumptions used in retirement benefits; and vendor and customer rebates, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in these estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

Revenue Recognition [Policy Text Block]
Revenue Recognition

We recognize revenue when the following criteria are met: persuasive evidence of an agreement exists, delivery has occurred or services have been rendered, our price to the buyer is fixed or determinable, and collectibility is reasonably assured. Delivery is not considered to have occurred until the customer takes title and assumes the risks and rewards of ownership. The timing of revenue recognition is dependent on shipping terms. Revenue is recorded at the time of shipment for terms designated free on board (fob) shipping point. For sales transactions designated fob destination, revenue is recorded when the product is delivered to the customer's delivery site. Fees for shipping and handling charged to customers for sales transactions are included in "Sales."

Shipping and Handling Costs [Policy Text Block]
For our Wood Products segment, costs related to shipping and handling are included in "Materials, labor, and other operating expenses (excluding depreciation)." In our Wood Products segment, we view our shipping and handling costs as a cost of the manufacturing process and the movement of product to our end customers.
For our Building Materials Distribution segment, costs related to shipping and handling of $89.3 million, $79.9 million, and $77.9 million are included primarily in "Selling and distribution expenses" for the years ended December 31, 2012, 2011, and 2010, respectively. In our Building Materials Distribution segment, our activities relate to the purchase and resale of finished product, and excluding shipping and handling costs from “Materials, labor, and other operating expenses (excluding depreciation)” provides us a clearer view of our operating performance and the effectiveness of our sales and purchasing functions.

Cash and Cash Equivalents [Policy Text Block]
Cash and Cash Equivalents

Cash equivalents consist of short-term investments that have a maturity of three months or less at the date of purchase. At December 31, 2012 and 2011, the majority of our cash and cash equivalents were invested in money market funds that are broadly diversified and invest in high-quality, short-duration securities, including commercial paper, certificates of deposit, U.S. government agency securities, and similar instruments. We have significant amounts of cash and cash equivalents that are in excess of federally insured limits. Though we have not experienced any losses on our cash and cash equivalents to date and we do not anticipate incurring any losses, we cannot be assured that we will not experience losses on our cash and cash equivalents.

Trade Accounts Receivables and Allowance for Doubtful Accounts [Policy Text Block]
Trade Accounts Receivables and Allowance for Doubtful Accounts

Trade accounts receivable are stated at the amount we expect to collect. Trade accounts receivable do not bear interest. We make ongoing estimates relating to the collectibility of our accounts receivable and maintain a reserve for estimated losses resulting from the inability of our customers to meet their financial obligations to us. At December 31, 2012 and 2011, we had $2.7 million and $2.1 million, respectively, recorded as allowances for doubtful accounts. In determining the amount of the reserve, we consider our historical level of credit losses, customer concentrations, current economic trends, and changes in customer creditworthiness. Our sales are principally to customers in the building products industry located in the United States and Canada. A significant portion of our sales are concentrated with a relatively small number of customers. In 2012, our top ten customers represented approximately 29% of sales. In order to manage credit risk, we consider customer concentrations and current economic trends and monitor the creditworthiness of significant customers based on ongoing credit evaluations. At both December 31, 2012 and 2011, receivables from a single customer accounted for approximately 14% of total receivables. No other customer accounted for 10% or more of total receivables. Adjustments to the valuation allowance are charged to income. Trade accounts receivable balances that remain outstanding after we have used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable.

The low level of new residential construction in the U.S. and more restrictive lending standards have affected the ability of our customers and our customers' customers to fund their operations, which makes it difficult for us to estimate future credit losses. Although we have not experienced material credit losses in recent years, our actual future losses from uncollectible accounts may differ materially from our current estimates. As additional information becomes known, we may change our estimates. In the event we determine that a change in the reserve is appropriate, we will record a charge to "Selling and distribution expenses" in our Consolidated Statements of Operations in the period we make such a determination.

Fair Value [Policy Text Block]
Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy under U.S. generally accepted accounting principles (GAAP) gives the highest priority to quoted market prices (Level 1) and the lowest priority to unobservable inputs (Level 3). In general, and where applicable, we use quoted prices in active markets for identical assets or liabilities to determine fair value (Level 1). If quoted prices in active markets for identical assets or liabilities are not available to determine fair value, we use quoted prices for similar assets and liabilities or inputs that are observable either directly or indirectly (Level 2). If quoted prices for identical or similar assets are not available or are unobservable, we may use internally developed valuation models, whose inputs include bid prices, and third-party valuations utilizing underlying asset assumptions (Level 3).

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy under U.S. generally accepted accounting principles (GAAP) gives the highest priority to quoted market prices (Level 1) and the lowest priority to unobservable inputs (Level 3). In general, and where applicable, we use quoted prices in active markets for identical assets or liabilities to determine fair value (Level 1). If quoted prices in active markets for identical assets or liabilities are not available to determine fair value, we use quoted prices for similar assets and liabilities or inputs that are observable either directly or indirectly (Level 2). If quoted prices for identical or similar assets are not available or are unobservable, we may use internally developed valuation models, whose inputs include bid prices, and third-party valuations utilizing underlying asset assumptions (Level 3). See Note 11, Retirement and Benefit Plans, for the fair value measurements of our defined benefit plans' assets.

Financial Instruments [Policy Text Block]
Financial Instruments

Our financial instruments are cash and cash equivalents, accounts receivable, accounts payable, and long-term debt. Our cash is recorded at cost, which approximates fair value, and our cash equivalents are money market funds measured at fair value. As of June 30, 2013, and December 31, 2012, we held $176.8 million and $10.6 million, respectively, in money market funds that are measured at fair value on a recurring basis using Level 1 inputs. The recorded values of accounts receivable and accounts payable approximate fair values based on their short-term nature. At June 30, 2013, the book value of our fixed-rate debt was $250.0 million, and the fair value was estimated to be $253.8 million. The difference between the book value and the fair value is derived from the difference between the period-end market interest rate and the stated rate of our fixed-rate, long-term debt. We estimated the fair value based on quoted market prices for our debt (Level 1 measurement).

Financial Instruments

Our financial instruments are cash and cash equivalents, accounts receivable, accounts payable, and long-term debt. Our cash is recorded at cost, which approximates fair value, and our cash equivalents are money market funds measured at fair value. As of December 31, 2012 and 2011, we held $10.6 million and $164.6 million, respectively, in money market funds that are measured at fair value on a recurring basis using Level 1 inputs. The recorded values of accounts receivable and accounts payable approximate fair values based on their short-term nature. At December 31, 2012, the book value of our fixed-rate debt was $250.0 million, and the fair value was estimated to be $251.6 million. The difference between the book value and the fair value is derived from the difference between the period-end market interest rate and the stated rate of our fixed-rate, long-term debt. We estimated the fair value based on quoted market prices for similar traded debt (Level 2 measurement).

Vendor Rebates and Allowances [Policy Text Block]
Rebates and allowances received from our vendors are recognized as a reduction of "Materials, labor, and other operating expenses (excluding depreciation)" when the product is sold, unless the rebates and allowances are linked to a specific incremental cost to sell a vendor's product. Amounts received from vendors that are linked to specific selling and distribution expenses are recognized as a reduction of "Selling and distribution expenses" in the period the expense is incurred.

Rebates and allowances received from our vendors are recognized as a reduction of "Materials, labor, and other operating expenses (excluding depreciation)" when the product is sold, unless the rebates and allowances are linked to a specific incremental cost to sell a vendor's product. Amounts received from vendors that are linked to specific selling and distribution expenses are recognized as a reduction of "Selling and distribution expenses" in the period the expense is incurred.

Customer Rebates [Policy Text Block]
We also provide rebates to our customers and our customers' customers based on the volume of their purchases. We provide the rebates to increase the sell-through of our products. The rebates are recorded as a decrease in "Sales."

We also provide rebates to our customers and our customers' customers based on the volume of their purchases. We provide the rebates to increase the sell-through of our products. The rebates are recorded as a decrease in "Sales, Trade."

Foreign Currency [Policy Text Block]
Foreign Currency
The functional currency for our operations outside the United States is the U.S. dollar. Nonmonetary assets and liabilities and related depreciation and amortization for these foreign operations are remeasured into U.S. dollars using historical exchange rates. Monetary assets and liabilities are remeasured into U.S. dollars using the exchange rates as of the Consolidated Balance Sheet date. Revenue and expense items are remeasured into U.S. dollars using an average exchange rate prevailing during the year.

Leases [Policy Text Block]
For purposes of determining straight-line rent expense, the lease term is calculated from the date we first take possession of the facility, including any periods of free rent and any renewal option periods we are reasonably assured of exercising.

Leases
We assess lease classification as either capital or operating at lease inception or upon modification. We lease a portion of our distribution centers as well as other property and equipment under operating leases. Substantially all lease agreements have fixed payment terms based on the passage of time. Some lease agreements provide us with the option to purchase the leased property. Additionally, some agreements contain renewal options generally ranging from two to five years, with fixed payment terms similar to those in the original lease agreements. For purposes of determining straight-line rent expense, the lease term is calculated from the date we first take possession of the facility, including any periods of free rent and any renewal option periods we are reasonably assured of exercising.

Inventory Valuation [Policy Text Block]
Inventory Valuation

Inventories are valued at the lower of cost or market. Cost is based on the first-in, first-out (FIFO) method of inventory valuation or average cost, which approximates the FIFO method. Manufactured inventories include costs for materials, labor, and factory overhead. Log inventories include costs to harvest and deliver the timber.

Property and Equipment [Policy Text Block]
Property and Equipment

Property and equipment are recorded at cost. Cost includes expenditures for major improvements and replacements and the amount of interest cost associated with significant capital additions. For the years ended December 31, 2012, 2011, and 2010, we did not capitalize any interest. We expense all repair and maintenance costs as incurred. When property and equipment are retired, sold, or otherwise disposed of, the asset's carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included in income (loss). We use the straight-line method of depreciation.

Long-Lived Asset Impairment [Policy Text Block]
Long-Lived Asset Impairment

We review long-lived assets for impairment when events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. An impairment of long-lived assets exists when the carrying value is not recoverable through future undiscounted cash flows from operations and when the carrying value of an asset or asset group exceeds its fair value.

Goodwill and Intangible Assets [Policy Text Block]
Goodwill and Intangible Assets

We maintain two reporting units for purposes of our goodwill impairment testing, Building Materials Distribution and Wood Products, which are the same as our operating segments discussed in Note 14, Segment Information. We test goodwill in each of our reporting units and intangible assets with indefinite lives for impairment annually in the fourth quarter or sooner if events or changes in circumstances indicate that the carrying value of the asset may exceed fair value.

We completed our annual assessment of goodwill in fourth quarter 2012 using a qualitative approach. The qualitative goodwill impairment assessment requires evaluating factors, based on the weight of evidence, to determine whether a reporting unit's carrying value would more likely than not exceed its fair value. As part of our goodwill qualitative testing process for each reporting unit, we evaluate various factors that are specific to the reporting unit as well as industry and macroeconomic factors in order to determine whether it is reasonably likely to have a material impact on the fair value of our reporting units. Examples of the factors that were considered include the results of the most recent quantitative impairment test, current and long-term forecasted financial results, changes in the discount rate between current and prior years, and operating strategy for each reporting unit. Based on the qualitative analysis performed in 2012, we concluded that there were no changes that were reasonably likely to cause the fair value of the reporting units to be less than the reporting units' carrying value and determined that there was no impairment of our goodwill. In the event we were to determine that a reporting unit's carrying value would more likely than not exceed its fair value, quantitative testing would be performed comparing carrying values to estimated fair values.

For our intangible asset impairment testing, we use a discounted cash flow approach, based on a relief from royalty method (Level 3 measurement). This method assumes that, through ownership of trademarks and trade names, we avoid royalty expenses associated with licensing, resulting in cost savings. An estimated royalty rate, determined as a percentage of the related net sales, is used to estimate the value of the intangible assets. Based on the impairment tests of our intangible assets with indefinite lives, we determined that the fair value of our intangible assets exceeds their carrying value.

Asset Retirement Obligations [Policy Text Block]
Asset Retirement Obligations

We recognize our asset retirement obligations in the period in which they are incurred if sufficient information is available to reasonably estimate the fair value of the obligation. Fair value estimates are determined using Level 3 inputs in the fair value hierarchy. The fair values of our asset retirement obligations are measured using expected future cash outflows discounted using the company's credit-adjusted risk-free interest rate. When we record the liability, we capitalize the cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its settlement value, and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the liability, we will recognize a gain or loss for any difference between the settlement amount and the liability recorded.

Pension and Other Postretirement Benefits [Policy Text Block]
Pension and Other Postretirement Benefits

Several estimates and assumptions are required to record pension costs and liabilities, including discount rates, expected return on plan assets, expected rate of compensation increases, retirement and mortality rates, expected contributions, and other factors. We review and update these assumptions annually unless a plan curtailment or other event occurs requiring that we update the estimates on an interim basis. See Note 11, Retirement and Benefit Plans, for additional information related to our pension and other postretirement benefit plans. While we believe that the assumptions used to measure our pension and other postretirement obligations are reasonable, differences in actual experience or changes in assumptions may materially affect our pension and other postretirement obligations and future expense.

Deferred Software Costs [Policy Text Block]
Deferred Software Costs

We defer internal-use software costs that benefit future years. These costs are amortized using the straight-line method over the expected life of the software, typically three to five years. "Other assets" in the Consolidated Balance Sheets includes $3.7 million and $4.6 million of deferred software costs at December 31, 2012 and 2011, respectively.

Self-Insurance [Policy Text Block]
Self-Insurance

We are self-insured for certain losses related to workers' compensation and medical claims as well as general and auto liability. The expected ultimate costs for claims incurred are recognized as liabilities in the Consolidated Balance Sheets and are estimated based principally on an analysis of historical claims data and estimates of claims incurred but not reported. Losses are accrued and charged to operations when it is probable that a loss has been incurred and the amount can be reasonably estimated. We maintain third-party stop-loss insurance policies to cover these liability costs in excess of predetermined retained amounts. Costs related to the administration of the plans and related claims are expensed as incurred.

New and recently adopted accounting pronouncements policy [Policy Text Block]
New and Recently Adopted Accounting Standards

In July 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (Topic 740). This ASU requires that liabilities related to unrecognized tax benefits offset deferred tax assets for net operating loss carry forwards, a similar tax loss or a tax credit carry forward (Carryforward), if such settlement is required or expected in the event the uncertain tax position is disallowed. In situations in which a Carryforward cannot be used or the deferred tax asset is not intended to be used for such purpose, the unrecognized tax benefit should be recorded as a liability and should not offset deferred tax assets.  The guidance is effective for annual and interim reporting periods beginning after December 15, 2013. We are currently evaluating the effect, if any, the adoption of this standard will have on our financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires entities to disclose additional information about changes in and significant items reclassified out of accumulated other comprehensive income. We adopted the provisions of this guidance January 1, 2013, and it had no effect on our financial position and results of operations. For additional information, see Note 8, Stockholders' Equity.

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, which gives entities the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. We adopted the provisions of this guidance January 1, 2013, and it had no effect on our financial position and results of operations.

There were no other accounting standards recently issued that had or are expected to have a material impact on our consolidated financial statements and associated disclosures.

New and Recently Adopted Accounting Standards

In February 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires entities to disclose additional information about changes in and significant items reclassified out of accumulated other comprehensive income. The guidance is effective for annual and interim reporting periods beginning after December 15, 2012. We do not believe the adoption of this update will have a material effect on our consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite - Lived Intangible Assets for Impairment, which gives entities the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite‑lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite‑lived intangible asset is impaired, the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite‑lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. The amended guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We do not believe the adoption of this guidance will have a material impact on our consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which gives entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of a reporting unit in step 1 of the goodwill impairment test. If entities determine, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. Otherwise, further testing would not be needed. We adopted the provisions of this guidance January 1, 2012, and it had no effect on our financial position and results of operations. For additional information, see the Goodwill and Intangible Assets section of Note 2 above.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of equity, among other amendments. Instead, the company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. We adopted this guidance retrospectively as of January 1, 2012, by adding the Consolidated Statements of Comprehensive Income (Loss) to our consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). This ASU was issued to provide largely identical guidance about fair value measurement and disclosure requirements for entities that disclose the fair value of an asset, a liability, or an instrument classified in shareholders' equity in their consolidated financial statements as that provided in the International Accounting Standards Board's new IFRS 13, Fair Value Measurement. This ASU does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it already is required or permitted under GAAP. We adopted the provisions of ASU 2011-04 on January 1, 2012. The adoption of this guidance did not have a material effect on our financial statement disclosures.

There were no other accounting standards recently issued that had or are expected to have a material impact on our consolidated financial statements and associated disclosures.

Segment Information Level 2 Segment Information (Policies)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Reporting, Policy [Policy Text Block]
The segments' profits and losses are measured on operating profits before interest expense and interest income. Specified expenses are allocated to the segments. For many of these allocated expenses, the related assets and liabilities remain in the Corporate and Other segment.

Summary of Significant Accounting Policies Level 3 Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Inventories [Table Text Block]
Inventories included the following (work in process was not material):

	June 30, 2013	December 31, 2012
	(thousands)
Finished goods and work in process	$316,605	$267,115
Logs	29,517	37,273
Other raw materials and supplies	22,228	21,418
	$368,350	$325,806

Inventories include the following (work in process is not material):

	December 31, 2012	December 31, 2011
	(thousands)
Finished goods and work in process	$267,115	$223,605
Logs	37,273	41,243
Other raw materials and supplies	21,418	19,130
	$325,806	$283,978

Property and Equipment [Table Text Block]
Property and equipment consisted of the following asset classes:

	June 30, 2013	December 31, 2012
	(thousands)
Land	$34,992	$35,662
Buildings	88,818	88,129
Improvements	34,731	34,526
Office equipment and vehicles	85,954	80,857
Machinery and equipment	271,166	264,084
Construction in progress	9,928	11,176
	525,589	514,434
Less accumulated depreciation	(264,280)	(248,510)
	$261,309	$265,924

Property and equipment consisted of the following asset classes with the following general range of estimated useful lives:

	December 31, 2012	December 31, 2011	General Range of Estimated Useful Lives in Years
	(thousands)
Land	$35,662	$35,469
Buildings	88,129	84,510	20	-	40
Improvements	34,526	32,645	10	-	15
Office equipment and vehicles	80,857	74,349	3	-	7
Machinery and equipment	264,084	253,933	7	-	12
Construction in progress	11,176	5,812
	514,434	486,718
Less accumulated depreciation	(248,510)	(220,262)
	$265,924	$266,456

Transactions With Related Parties Level 3 Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions [Table Text Block]
During the year ended December 31, 2010, we recorded the following expenses from the Outsourcing Services Agreement as related-party expenses in our Consolidated Statements of Operations. As mentioned above, after we sold our remaining investment in Boise Inc. in March 2010, expenses incurred under the Outsourcing Services Agreement were no longer related-party and are not included in the table below.

Year Ended December 31, 2010
(thousands)
Materials, labor, and other operating expenses from related parties (excluding depreciation)	$332
Selling and distribution expenses	456
General and administrative expenses from related party	1,576
$2,364

Other (Income) Expense Level 3 Other (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2012
Other (Income) Expenses [Abstract]
Other (income) expense [Table Text Block]
The components of "Other (income) expense, net" in the Consolidated Statements of Operations are as follows:

	Year Ended December 31
	2012	2011	2010
	(thousands)
Facility closure and curtailments (a)	$—	$1,292	$—
Litigation settlement (b)	—	—	(4,613)
Other, net (c)	902	1,903	(11)
	$902	$3,195	$(4,624)
_______________________________________

(a)	In 2011, we permanently closed a laminated beam manufacturing plant in Emmett, Idaho.

(b)	In 2010, we recorded $4.6 million of income for cash received from a litigation settlement related to vendor product pricing.

(c)	In 2011, we recorded noncash asset write-downs of $2.0 million.

Leases Level 3 Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2012, our minimum lease payment requirements for noncancelable operating leases with remaining terms of more than one year are as follows (in thousands):

2013	$12,346
2014	11,613
2015	10,919
2016	9,061
2017	8,520
Thereafter	36,723
Total	$89,182

Goodwill and Intangible Assets Level 3 Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill [Table Text Block]
The carrying amount of our goodwill by segment is as follows:

	Building Materials Distribution	Wood Products	Corporate and Other	Total
	(thousands)
Balance at December 31, 2012 and 2011	$5,593	$6,577	$—	$12,170

Debt Level 3 Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt [Table Text Block]
Long-term debt consisted of the following:

	June 30, 2013	December 31, 2012
	(thousands)
Asset-based revolving credit facility	$—	$25,000
6.375% senior notes	250,000	250,000
Long-term debt	$250,000	$275,000

Long-term debt consisted of the following:

	December 31, 2012	December 31, 2011
	(thousands)
Asset-based revolving credit facility	$25,000	$—
6.375% senior notes	250,000	—
7.125% senior subordinated notes	—	219,560
Long-term debt	$275,000	$219,560

Retirement and Benefit Plans Level 3 Retirement and Benfit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement and Benefit Plans [Abstract]
Defined Benefit Obligations and Funded Status [Table Text Block]
The following table, which includes only company-sponsored defined benefit plans, reconciles the beginning and ending balances of our projected benefit obligation and fair value of plan assets. We recognize the underfunded status of our defined pension plans on our Consolidated Balance Sheets. We recognize changes in funded status in the year changes occur through other comprehensive income (loss).

	December 31
	2012	2011
	(thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$470,104	$391,485
Service cost	4,762	5,112
Interest cost	19,234	20,484
Actuarial loss (a)	26,686	67,121
Special termination benefits	—	503
Closure and curtailments	—	224
Benefits paid	(16,102)	(14,825)
Benefit obligation at end of year	504,684	470,104

Change in plan assets
Fair value of plan assets at beginning of year	282,195	281,972
Actual return on plan assets	37,645	1,427
Employer contributions	8,486	13,621
Benefits paid	(16,102)	(14,825)
Fair value of plan assets at end of year	312,224	282,195

Underfunded status	$(192,460)	$(187,909)

Amounts recognized on our Consolidated Balance Sheets
Current liabilities	$(1,271)	$(759)
Noncurrent liabilities	(191,189)	(187,150)
Net liability	$(192,460)	$(187,909)

Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$120,925	$120,125
Prior service cost	304	720
Net loss recognized	$121,229	$120,845
___________________________________

(a)	The actuarial losses were primarily due to decreases in discount rate assumptions.

Net Periodic Benefit Cost and Other Comprehensive (Income) Loss [Table Text Block]
The components of net periodic benefit cost and other amounts recognized in other comprehensive (income) loss are as follows:

	Year Ended December 31
	2012	2011	2010
	(thousands)
Service cost	$4,762	$5,112	$4,931
Interest cost	19,234	20,484	20,258
Expected return on plan assets	(19,390)	(17,910)	(18,474)
Amortization of actuarial loss	7,632	2,703	556
Amortization of prior service costs and other	165	175	178
Plan settlement/curtailment expense	250	804	—
Net periodic benefit cost	12,653	11,368	7,449
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Net actuarial loss	8,432	83,528	4,048
Amortization of actuarial loss	(7,632)	(2,703)	(556)
Amortization of prior service costs and other	(416)	(175)	(178)
Total recognized in other comprehensive loss	384	80,650	3,314
Total recognized in net periodic cost and other comprehensive loss	$13,037	$92,018	$10,763

Assumptions [Table Text Block]
The following table presents the assumptions used in the measurement of our benefit obligations:

	December 31
	2012	2011
Weighted average assumptions
Discount rate	3.75%	4.20%
Rate of compensation increases (a)	—%	—%

The following table presents the assumptions used in the measurement of net periodic benefit cost:

	December 31
	2012	2011	2010
Weighted average assumptions
Discount rate	4.20%	5.35%	5.90%
Expected long-term rate of return on plan assets	6.75%	7.00%	7.25%
Rate of compensation increases (a)	—%	—%	—%

_______________________________________

(a)
In connection with amending the salaried and nonqualified plans on March 18, 2009, to freeze pension benefits effective December 31, 2009, we changed the assumption for the rate of compensation increase to zero. In addition to the salaried benefits being frozen, there are currently no scheduled increases in pension benefit rates applicable to past service in the active plan covering our hourly employees.

Fair Value Measurements of Plan Assets [Table Text Block]
The following table sets forth by level, within the fair value hierarchy, the pension plan assets, by major asset category, at fair value at December 31, 2012 and 2011:

	December 31, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2) (a)	Significant Unobservable Inputs (Level 3)	Total
	(thousands)
Equity securities
Large-cap U.S. equity securities (b)	$—	$107,902	$—	$107,902
Small- and mid-cap U.S. equity securities (c)	—	17,757	—	17,757
International equity securities (d)	—	66,075	—	66,075
Fixed-income securities (e)	—	91,836		91,836
Hedge fund (f)	—	13,424	—	13,424
Real estate (g)	—	—	14,310	14,310
Total investments at fair value	$—	$296,994	$14,310	311,304
Receivables and accrued expenses, net				920
Fair value of plan assets				$312,224

	December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2) (a)	Significant Unobservable Inputs (Level 3)	Total
	(thousands)
Equity securities
Large-cap U.S. equity securities (b)	$—	$97,533	$—	$97,533
Small- and mid-cap U.S. equity securities (c)	—	17,302	—	17,302
International equity securities (d)	—	56,578	—	56,578
Fixed-income securities (e)	—	83,899		83,899
Hedge fund (f)	—	13,066	—	13,066
Real estate (g)	—	—	13,000	13,000
Total investments at fair value	$—	$268,378	$13,000	281,378
Receivables and accrued expenses, net				817
Fair value of plan assets				$282,195
_______________________________________

(a)
Equity and fixed-income securities represent mutual funds managed by Russell Trust Company. The funds are valued at the net asset value (NAV) provided by Russell Trust Company, the administrator of the funds. The NAV is a practical expedient for fair value and is based on the value of the assets owned by the fund, less liabilities at year-end. While the underlying assets are actively traded on an exchange, the funds are not. We have the ability to redeem these equity and fixed-income securities with a one-day notice.

(b)	Invested in the Russell Equity I Fund. The fund seeks returns that exceed the Russell 1000 Index by investing in large-capitalization stocks of the U.S. stock market.

(c)	Invested in the Russell Equity II Fund. The fund seeks returns that exceed the Russell 2500 Index by investing in the small- and mid-capitalization stocks of the U.S. stock market.

(d)
Invested in the Russell International Fund with Active Currency at December 31, 2012 and 2011, which benchmarks against the Russell Developed ex-U.S. Large Cap Index Net and seeks favorable total returns and additional diversification through investment in non-U.S. equity securities and active currency management. The fund participates primarily in the stock markets of Europe and the Pacific Rim and seeks to opportunistically add value through active investment in foreign currencies. In addition, at December 31, 2012, our investments in this category included the Russell Emerging Market Fund, which benchmarks against the Russell Emerging Markets Index and is designed to maintain a broadly diversified exposure to emerging market countries.

(e)
Invested in the Russell Multi-Manager Bond Fund. The fund seeks to outperform the Barclays Capital U.S. Aggregate Bond Index over a full market cycle. The fund is designed to provide current income and, as a secondary objective, capital appreciation through a variety of diversified strategies, including sector rotation, modest interest rate timing, security selection, and tactical use of high-yield and emerging market bonds.

(f)
The fund seeks to produce high risk-adjusted returns while targeting a low long-term average correlation to traditional markets. The fund invests internationally in a broad range of instruments, including, but not limited to, equities, currencies, convertible securities, futures, forwards, options, swaps, and other derivative products. The fair value of the hedge fund is estimated using the NAV of the investments as a practical expedient for fair value. We have the ability to redeem these investments at NAV within the near term, and they are thus classified within Level 2.

(g)
Invested in the Russell Real Estate Equity Fund. Real estate investments include those in limited partnerships that invest in various domestic commercial and residential real estate projects. The fair values of real estate assets are typically determined by using income and/or cost approaches or a comparable sales approach, taking into consideration discount and capitalization rates, financial conditions, local market conditions, and the status of the capital markets, and they are thus classified within Level 3. Notwithstanding the above, the variety of valuation bases adopted and quality of management data of the underlying assets means that there are inherent difficulties in determining the value of the investments. Amounts realized on the sale of these investments may differ from the calculated values. We have the ability to redeem the real estate investments with a 110-calendar-day written notice prior to a quarterly trade date.

Changes in Fair Value of Level 3 Plan Assets [Table Text Block]
The following table sets forth a summary of changes in the fair value of the pension plans' Level 3 assets for the years ended December 31, 2012 and 2011:

	December 31
	2012	2011
	(thousands)
Balance, beginning of year	$13,000	$—
Purchases	—	13,000
Unrealized gain	1,310	—
Balance, end of year	$14,310	$13,000

Expected Future Benefit Payments [Table Text Block]
The following benefit payments are expected to be paid to plan participants. Qualified pension benefit payments are paid from plan assets, while nonqualified pension benefit payments are paid by the company.

Pension Benefits
(thousands)
2013	$17,918
2014	19,771
2015	21,445
2016	22,809
2017	24,203
Years 2018-2022	136,932

Long-Term Incentive Compensation Plans Level 3 Redeemable equity units disclosure (Tables)	12 Months Ended
Dec. 31, 2012
Redeemable equity units disclosure [Abstract]
Activity of Redeemable Equity Units [Table Text Block]
The following summarizes the activity of the redeemable equity units, based on the fair value of the equity units as of the grant date or the date the awards were modified.

	Series B Equity Units			Series C Equity Units			Total Redeemable Equity
	Units	Weighted Average Grant-Date Fair Value	Amount	Units	Weighted Average Grant-Date Fair Value	Amount
	(thousands, except per-share data)
Balance at December 31, 2010	2,736	$1.00	$2,736	14,425	$0.46	$6,563	$9,299
Allocation of redeemable equity to Stockholder's equity (a)	(214)	1.00	(214)	(710)	0.47	(336)	(550)
Balance at December 31, 2011	2,522	1.00	2,522	13,715	0.45	6,227	8,749
Allocation of redeemable equity to Stockholder's equity (a)	(114)	1.00	(114)	(6,326)	0.35	(2,192)	(2,306)
Balance at December 31, 2012	2,408	$1.00	$2,408	7,389	$0.55	$4,035	$6,443
_______________________________________

(a)
In 2012 and 2011, we reclassified certain redeemable equity units into "Stockholder's Equity" on our Consolidated Balance Sheets. The reclassifications resulted from employee retirements or terminations causing the equity units to no longer be subject to mandatory redemption in an event that is outside of BC Holdings' control.

Equity Level 3 Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Accumulated Other Comprehensive Loss [Table Text Block]
Changes in accumulated other comprehensive loss are as follows:

Accumulated Other Comprehensive Loss
(thousands)
Balance at December 31, 2010, net of taxes	$(40,195)
Defined benefit pension plans, current-period other comprehensive loss	(80,650)
Balance at December 31, 2011, net of taxes	(120,845)
Defined benefit pension plans, current-period other comprehensive loss	(384)
Balance at December 31, 2012, net of taxes	$(121,229)

Segment Information Level 3 Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Information [Abstract]
Sales by product line [Table Text Block]
Segment sales to external customers, including related parties, by product line are as follows:

	Year Ended December 31
	2012	2011	2010
	(millions)
Building Materials Distribution
Commodity	$1,092.7	$835.1	$879.0
General line	794.9	722.0	697.0
Engineered wood products	302.2	220.8	200.6
	2,189.8	1,777.9	1,776.6
Wood Products
Plywood and veneer	324.6	214.5	224.0
Engineered wood products	87.9	92.1	86.5
Lumber	77.4	69.6	67.5
Byproducts	44.6	44.5	33.9
Particleboard	33.1	26.1	28.2
Other	21.8	23.3	24.0
	589.3	470.2	464.0
	$2,779.1	$2,248.1	$2,240.6

Segment information [Table Text Block]
An analysis of our operations by segment is as follows:

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Three Months Ended June 30, 2013
Wood Products	$170.8	$109.6	$280.4	$23.0	$6.5	$29.6
Building Materials Distribution	681.5	—	681.5	3.3	2.2	5.5
Corporate and Other	—	—	—	(4.4)	—	(4.4)
Intersegment eliminations	—	(109.6)	(109.6)	—	—	—
	$852.3	$—	$852.3	21.9	$8.8	$30.7
Interest expense				(4.8)
Interest income				0.1
				$17.2

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Three Months Ended June 30, 2012
Wood Products	$152.4	$89.4	$241.8	$15.5	$6.1	$21.7
Building Materials Distribution	580.5	—	580.5	8.7	2.2	10.9
Corporate and Other	—	—	—	(4.4)	—	(4.4)
Intersegment eliminations	—	(89.4)	(89.4)	—	—	—
	$732.9	$—	$732.9	19.9	$8.3	$28.2
Interest expense				(4.8)
Interest income				0.1
				$15.1

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Six Months Ended June 30, 2013
Wood Products	$334.6	$215.1	$549.6	$43.9	$12.8	$56.6
Building Materials Distribution	1,262.6	—	1,262.6	11.3	4.4	15.7
Corporate and Other	—	—	—	(8.6)	0.1	(8.6)
Intersegment eliminations	—	(215.1)	(215.1)	—	—	—
	$1,597.2	$—	$1,597.2	46.5	$17.2	$63.7
Interest expense				(9.7)
Interest income				0.1
				$36.9

				Income
				(Loss)
	Sales			Before	Depreciation
		Inter-		Income	and	EBITDA
	Trade	segment	Total	Taxes	Amortization	(a)
	(millions)
Six Months Ended June 30, 2012
Wood Products	$288.0	$165.1	$453.0	$26.4	$12.0	$38.4
Building Materials Distribution	1,032.0	—	1,032.0	7.9	4.4	12.3
Corporate and Other	—	—	—	(7.9)	0.1	(7.9)
Intersegment eliminations	—	(165.1)	(165.1)	—	—	—
	$1,319.9	$—	$1,319.9	26.3	$16.5	$42.7
Interest expense				(9.6)
Interest income				0.2
				$16.9

___________________________________

(a)
EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.

The following is a reconciliation of net income to EBITDA:

	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(millions)
Net income(1)	$10.4	$15.0	$91.2	$16.7
Interest expense	4.8	4.8	9.7	9.6
Interest income	(0.1)	(0.1)	(0.1)	(0.2)
Income tax provision (benefit)(1)	6.8	0.1	(54.3)	0.1
Depreciation and amortization	8.8	8.3	17.2	16.5
EBITDA	$30.7	$28.2	$63.7	$42.7

 _______________________________________

(1)	The six months ended June 30, 2013, includes $68.7 million of income tax benefit associated with the recording of net deferred tax assets upon our conversion to a corporation.

An analysis of our operations by segment is as follows:

					Income
					(Loss)			Capital
	Sales				Before	Depreciation		Expendi-
		Related	Inter-		Income	and	EBITDA	tures
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	(a)	Assets
	(millions)
Year Ended December 31, 2012
Building Materials Distribution	$2,189.8	$—	$0.5	$2,190.2	$24.0	$8.8	$32.9	$7.1	$415.7
Wood Products	569.5	19.8	353.9	943.3	55.8	24.4	80.2	22.7	366.1
Corporate and Other	—	—	—	—	(16.7)	0.1	(16.5)	—	54.6
Intersegment eliminations	—	—	(354.4)	(354.4)	—	—	—	—	—
	$2,759.3	$19.8	$—	$2,779.1	63.2	$33.4	$96.6	$29.7	$836.4
Interest expense					(21.8)
Interest income					0.4
					$41.8

					Income
					(Loss)			Capital
	Sales				Before	Depreciation		Expendi-
		Related	Inter-		Income	and	EBITDA	tures
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	(a)	Assets
	(millions)
Year Ended December 31, 2011
Building Materials Distribution (b)	$1,777.9	$—	$1.4	$1,779.4	$2.0	$8.4	$10.4	$10.0	$366.9
Wood Products (b)	451.4	18.8	242.3	712.5	(15.1)	28.4	13.3	29.3	351.6
Corporate and Other	—	—	—	—	(14.5)	0.2	(14.2)	—	184.3
Intersegment eliminations	—	—	(243.7)	(243.7)	—	—	—	—	—
	$2,229.3	$18.8	$—	$2,248.1	(27.5)	$37.0	$9.5	$39.3	$902.8
Interest expense					(19.0)
Interest income					0.4
					$(46.1)

					Income
					(Loss)
	Sales				Before	Depreciation		Capital
		Related	Inter-		Income	and	EBITDA	Expendi-
	Trade	Parties	segment	Total	Taxes	Amortization	(d)	tures	Assets
	(millions)
Year Ended December 31, 2010
Building Materials Distribution (c)	$1,776.6	$—	$1.4	$1,778.0	$11.6	$7.5	$19.1	$12.9	$356.4
Wood Products (c)	438.8	25.3	223.4	687.4	(8.1)	27.1	19.0	22.9	335.3
Corporate and Other	—	—	—	—	(16.3)	0.3	(16.0)	—	260.6
Intersegment eliminations	—	—	(224.8)	(224.8)	—	—	—	—	—
	$2,215.3	$25.3	$—	$2,240.6	(12.8)	$34.9	$22.1	$35.8	$952.2
Interest expense					(21.0)
Interest income					0.8
					$(33.0)
___________________________________

(a)
Capital spending in 2012 for Wood Products includes $2.4 million for the acquisition of a sawmill in Arden, Washington. Capital spending in 2011 for Wood Products includes $5.8 million for the acquisition of a laminated beam and decking manufacturing plant in Homedale, Idaho.

(b)
In 2011, we permanently closed a laminated beam plant in our Wood Products segment, and we recorded the related expense of $1.3 million in "Other (income) expense, net" and $0.4 million of accelerated depreciation in "Depreciation and Amortization" in our Consolidated Statement of Operations for the year ended December 31, 2011. Also, during the year ended December 31, 2011, we recorded $2.0 million of noncash asset write-downs in "Other (income) expense, net," of which $1.2 million was recorded in our Building Materials Distribution segment and $0.9 million was recorded in our Wood Products segment.

(c)
Included $4.6 million of income for cash received from a litigation settlement related to vendor product pricing. We recorded $4.1 million in our Building Materials Distribution segment and $0.5 million in our Wood Products segment.

(d)
EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.

The following is a reconciliation of net income (loss) to EBITDA for the consolidated company:

	Year Ended December 31
	2012	2011	2010
	(millions)
Net income (loss)	$41.5	$(46.4)	$(33.3)
Interest expense	21.8	19.0	21.0
Interest income	(0.4)	(0.4)	(0.8)
Income tax provision	0.3	0.2	0.3
Depreciation and amortization	33.4	37.0	34.9
EBITDA	$96.6	$9.5	$22.1

Subsequent Events Level 3 Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Table Text Block]

	Year Ended December 31
	2012	2011	2010
	(thousands, except for per-share data)
Net income (loss)	$41,496	$(46,363)	$(33,297)
Weighted average number of common shares for basic net income (loss) per common share	29,700	29,700	29,700
Incremental effect of dilutive common stock equivalents	—	—	—
Weighted average number of common shares for diluted net income (loss) per common share	29,700	29,700	29,700
Net income (loss) per common share:
Basic	$1.40	$(1.56)	$(1.12)
Diluted	$1.40	$(1.56)	$(1.12)

Quarterly Results of Operations (unaudited) Level 3 Quarterly Results of Operations (unautdited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (unaudited) [Abstract]
Quarterly Results of Operations [Table Text Block]

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(millions, except per-share amounts)
Net sales	$587.0	$732.9	$764.6	$694.6
Income from operations	$6.2	$20.1	$28.1	$8.6
Net income	$1.7	$15.0	$23.5	$1.3
Net income per common share – Basic and Diluted	$0.06	$0.51	$0.79	$0.04

	2011
	First Quarter (a)	Second Quarter	Third Quarter	Fourth Quarter (b)
	(millions, except per-share amounts)
Net sales	$483.2	$589.4	$628.0	$547.4
Income (loss) from operations	$(14.8)	$(5.3)	$2.1	$(9.1)
Net loss	$(19.0)	$(9.9)	$(3.7)	$(13.8)
Net loss per common share – Basic and Diluted	$(0.64)	$(0.33)	$(0.12)	$(0.46)
_______________________________________

(a)    Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho.

Included $1.2 million in noncash asset write-downs.

(b)    Included $0.9 million in noncash asset write-downs.

Consolidating Guarantor and Nonguarantor Financial Information Level 3 Consolidating Guarantor and Nonguarantor Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Consolidating Guarantor and Nonguarantor Financial Information [Abstract]
Consolidating Statements of Comprehensive Income (Loss) [Table Text Block]
Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Three Months Ended June 30, 2013
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$848,515	$3,780	$—	$852,295
Intercompany	—	—	2,920	(2,920)	—
	—	848,515	6,700	(2,920)	852,295

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	746,539	7,692	(3,235)	750,996
Depreciation and amortization	33	8,429	304	—	8,766
Selling and distribution expenses	—	59,461	641	—	60,102
General and administrative expenses	4,045	5,891	—	315	10,251
Other (income) expense, net	5	261	(305)	—	(39)
	4,083	820,581	8,332	(2,920)	830,076

Income (loss) from operations	(4,083)	27,934	(1,632)	—	22,219

Foreign exchange loss	(200)	(69)	(22)	—	(291)
Interest expense	(4,781)	—	—	—	(4,781)
Interest income	27	35	—	—	62
	(4,954)	(34)	(22)	—	(5,010)

Income (loss) before income taxes and equity in net income of affiliates	(9,037)	27,900	(1,654)	—	17,209
Income tax provision	(6,797)	—	—	—	(6,797)

Income (loss) before equity in net income of affiliates	(15,834)	27,900	(1,654)	—	10,412
Equity in net income of affiliates	26,246	—	—	(26,246)	—
Net income (loss)	10,412	27,900	(1,654)	(26,246)	10,412

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	1,411	—	—	—	1,411
Amortization of prior service costs	14	—	—	—	14
Other comprehensive income, net of tax	1,425	—	—	—	1,425
Comprehensive income (loss)	$11,837	$27,900	$(1,654)	$(26,246)	$11,837

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Three Months Ended June 30, 2012
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$729,794	$3,106	$—	$732,900
Intercompany	—	—	3,276	(3,276)	—
	—	729,794	6,382	(3,276)	732,900

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	629,755	6,352	(3,500)	632,607
Depreciation and amortization	32	7,857	449	—	8,338
Selling and distribution expenses	—	59,691	777	—	60,468
General and administrative expenses	4,040	6,424	1	224	10,689
Other (income) expense, net	31	953	(331)	—	653
	4,103	704,680	7,248	(3,276)	712,755

Income (loss) from operations	(4,103)	25,114	(866)	—	20,145

Foreign exchange loss	(25)	(134)	(130)	—	(289)
Interest expense	(4,818)	—	—	—	(4,818)
Interest income	38	49	—	—	87
	(4,805)	(85)	(130)	—	(5,020)

Income (loss) before income taxes and equity in net income of affiliates	(8,908)	25,029	(996)	—	15,125
Income tax provision	(75)	(3)	—	—	(78)

Income (loss) before equity in net income of affiliates	(8,983)	25,026	(996)	—	15,047
Equity in net income of affiliates	24,030	—	—	(24,030)	—
Net income (loss)	15,047	25,026	(996)	(24,030)	15,047

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	1,958	—	—	—	1,958
Amortization of prior service costs	42	—	—	—	42
Other comprehensive income, net of tax	2,000	—	—	—	2,000
Comprehensive income (loss)	$17,047	$25,026	$(996)	$(24,030)	$17,047

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Six Months Ended June 30, 2013
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$1,590,898	$6,275	$—	$1,597,173
Intercompany	—	—	5,558	(5,558)	—
	—	1,590,898	11,833	(5,558)	1,597,173

Costs and expenses
Materials, labor, and other operating expenses, (excluding depreciation)	—	1,388,126	13,662	(5,945)	1,395,843
Depreciation and amortization	79	16,553	611	—	17,243
Selling and distribution expenses	—	115,833	1,273	—	117,106
General and administrative expenses	8,148	11,762	—	387	20,297
Other (income) expense, net	7	487	(667)	—	(173)
	8,234	1,532,761	14,879	(5,558)	1,550,316

Income (loss) from operations	(8,234)	58,137	(3,046)	—	46,857

Foreign exchange loss	(230)	(113)	(28)	—	(371)
Interest expense	(9,672)	—	—	—	(9,672)
Interest income	55	69	—	—	124
	(9,847)	(44)	(28)	—	(9,919)

Income (loss) before income taxes and equity in net income of affiliates	(18,081)	58,093	(3,074)	—	36,938
Income tax benefit	54,310	—	—	—	54,310

Income (loss) before equity in net income of affiliates	36,229	58,093	(3,074)	—	91,248
Equity in net income of affiliates	55,019	—	—	(55,019)	—
Net income (loss)	91,248	58,093	(3,074)	(55,019)	91,248

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	2,806	—	—	—	2,806
Amortization of prior service costs	28	—	—	—	28
Other comprehensive income, net of tax	2,834	—	—	—	2,834
Comprehensive income (loss)	$94,082	$58,093	$(3,074)	$(55,019)	$94,082

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Six Months Ended June 30, 2012
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$1,314,042	$5,844	$—	$1,319,886
Intercompany	—	—	6,527	(6,527)	—
	—	1,314,042	12,371	(6,527)	1,319,886

Costs and expenses
Materials, labor, and other operating expenses, (excluding depreciation)	—	1,137,095	12,531	(6,895)	1,142,731
Depreciation and amortization	64	15,497	896	—	16,457
Selling and distribution expenses	—	112,750	1,532	—	114,282
General and administrative expenses	7,703	11,665	1	368	19,737
Other (income) expense, net	78	1,196	(989)	—	285
	7,845	1,278,203	13,971	(6,527)	1,293,492

Income (loss) from operations	(7,845)	35,839	(1,600)	—	26,394

Foreign exchange gain (loss)	26	(59)	(70)	—	(103)
Interest expense	(9,631)	—	—	—	(9,631)
Interest income	89	105	—	—	194
	(9,516)	46	(70)	—	(9,540)

Income (loss) before income taxes and equity in net income of affiliates	(17,361)	35,885	(1,670)	—	16,854
Income tax provision	(127)	(12)	—	—	(139)

Income (loss) before equity in net income of affiliates	(17,488)	35,873	(1,670)	—	16,715
Equity in net income of affiliates	34,203	—	—	(34,203)	—
Net income (loss)	16,715	35,873	(1,670)	(34,203)	16,715

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	3,984	—	—	—	3,984
Amortization of prior service costs and other	83	—	—	—	83
Other comprehensive income, net of tax	4,067	—	—	—	4,067
Comprehensive income (loss)	$20,782	$35,873	$(1,670)	$(34,203)	$20,782

Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,746,208	$13,082	$—	$2,759,290
Intercompany	—	—	13,396	(13,396)	—
Related parties	—	19,772	—	—	19,772
	—	2,765,980	26,478	(13,396)	2,779,062

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	2,329,853	27,885	(14,564)	2,343,174
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	60,271	—	—	60,271
Depreciation and amortization	120	31,691	1,596	—	33,407
Selling and distribution expenses	—	231,593	3,462	—	235,055
General and administrative expenses	16,425	25,529	—	1,168	43,122
Other (income) expense, net	126	2,818	(2,042)	—	902
	16,671	2,681,755	30,901	(13,396)	2,715,931

Income (loss) from operations	(16,671)	84,225	(4,423)	—	63,131

Foreign exchange gain (loss)	149	(124)	12	—	37
Interest expense	(21,757)	—	—	—	(21,757)
Interest income	196	196	—	—	392
	(21,412)	72	12	—	(21,328)

Income (loss) before income taxes and equity in net income of affiliates	(38,083)	84,297	(4,411)	—	41,803
Income tax provision	(300)	(7)	—	—	(307)

Income (loss) before equity in net income of affiliates	(38,383)	84,290	(4,411)	—	41,496
Equity in net income of affiliates	79,879	—	—	(79,879)	—
Net income (loss)	41,496	84,290	(4,411)	(79,879)	41,496

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(8,432)	—	—	—	(8,432)
Amortization of actuarial loss	7,632	—	—	—	7,632
Amortization of prior service costs	416	—	—	—	416
Other comprehensive loss	(384)	—	—	—	(384)
Comprehensive income (loss)	$41,112	$84,290	$(4,411)	$(79,879)	$41,112

Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,215,983	$13,342	$—	$2,229,325
Intercompany	—	—	11,157	(11,157)	—
Related parties	—	18,763	—	—	18,763
	—	2,234,746	24,499	(11,157)	2,248,088

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	1,939,993	24,436	(11,810)	1,952,619
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	40,058	—	—	40,058
Depreciation and amortization	240	35,010	1,772	—	37,022
Selling and distribution expenses	—	202,254	2,744	—	204,998
General and administrative expenses	13,613	22,976	—	653	37,242
Other (income) expense, net	111	4,114	(1,030)	—	3,195
	13,964	2,244,405	27,922	(11,157)	2,275,134

Loss from operations	(13,964)	(9,659)	(3,423)	—	(27,046)

Foreign exchange gain (loss)	(510)	20	(7)	—	(497)
Interest expense	(18,987)	—	—	—	(18,987)
Interest income	185	222	—	—	407
	(19,312)	242	(7)	—	(19,077)

Loss before income taxes and equity in net loss of affiliates	(33,276)	(9,417)	(3,430)	—	(46,123)
Income tax provision	(216)	(24)	—	—	(240)

Loss before equity in net loss of affiliates	(33,492)	(9,441)	(3,430)	—	(46,363)
Equity in net loss of affiliates	(12,871)	—	—	12,871	—
Net loss	(46,363)	(9,441)	(3,430)	12,871	(46,363)

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(83,528)	—	—	—	(83,528)
Amortization of actuarial loss	2,703	—	—	—	2,703
Amortization of prior service costs and other	175	—	—	—	175
Other comprehensive loss	(80,650)	—	—	—	(80,650)
Comprehensive loss	$(127,013)	$(9,441)	$(3,430)	$12,871	$(127,013)
Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2010

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,200,379	$14,953	$—	$2,215,332
Intercompany	—	57	14,398	(14,455)	—
Related parties	—	25,259	—	—	25,259
	—	2,225,695	29,351	(14,455)	2,240,591

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	1,930,316	31,442	(14,396)	1,947,362
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	33,613	—	—	33,613
Depreciation and amortization	346	32,635	1,918	—	34,899
Selling and distribution expenses	—	201,079	1,385	—	202,464
General and administrative expenses	14,400	24,122	—	(59)	38,463
General and administrative expenses from related party	1,576	—	—	—	1,576
Other (income) expense, net	373	(4,881)	(116)	—	(4,624)
	16,695	2,216,884	34,629	(14,455)	2,253,753

Income (loss) from operations	(16,695)	8,811	(5,278)	—	(13,162)

Foreign exchange gain (loss)	12	(57)	397	—	352
Gain on repurchase of long-term debt	28	—	—	—	28
Interest expense	(21,005)	—	—	—	(21,005)
Interest income	386	404	—	—	790
	(20,579)	347	397	—	(19,835)

Income (loss) before income taxes and equity in net income of affiliates	(37,274)	9,158	(4,881)	—	(32,997)
Income tax provision	(215)	(66)	(19)	—	(300)

Income (loss) before equity in net income of affiliates	(37,489)	9,092	(4,900)	—	(33,297)
Equity in net income of affiliates	4,192	—	—	(4,192)	—
Net income (loss)	(33,297)	9,092	(4,900)	(4,192)	(33,297)

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(4,027)	—	—	—	(4,027)
Amortization of actuarial loss	556	—	—	—	556
Amortization of prior service costs	178	—	—	—	178
Other comprehensive loss	(3,293)	—	—	—	(3,293)
Comprehensive income (loss)	$(36,590)	$9,092	$(4,900)	$(4,192)	$(36,590)

Consolidating Balance Sheets [Table Text Block]
Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at June 30, 2013 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$232,619	$36	$12	$—	$232,667
Receivables
Trade, less allowances	—	204,727	995	—	205,722
Related parties	17	417	—	—	434
Other	(87)	6,466	233	—	6,612
Inventories	—	361,849	6,501	—	368,350
Deferred income taxes	19,747	—	2	—	19,749
Prepaid expenses and other	4,672	7,049	130	—	11,851
	256,968	580,544	7,873	—	845,385

Property and equipment, net	612	252,441	8,256	—	261,309
Timber deposits	—	7,267	—	—	7,267
Deferred financing costs	7,279	—	—	—	7,279
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Deferred income taxes	44,819	—	—	—	44,819
Other assets	20	7,465	1	—	7,486
Investments in affiliates	639,843	—	—	(639,843)	—
Total assets	$949,541	$868,787	$16,130	$(639,843)	$1,194,615

Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at June 30, 2013 (continued) (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDERS' EQUITY
Current
Accounts payable
Trade	$10,894	$183,339	$973	$—	$195,206
Related parties	402	1,555	—	—	1,957
Accrued liabilities	—	—	—	—
Compensation and benefits	15,764	25,910	365	—	42,039
Interest payable	2,745	—	—	—	2,745
Other	1,979	28,137	759	—	30,875
	31,784	238,941	2,097	—	272,822

Debt
Long-term debt	250,000	—	—	—	250,000

Other
Compensation and benefits	195,384	—	—	—	195,384
Other long-term liabilities	10,411	4,036	—	—	14,447
	205,795	4,036	—	—	209,831

Commitments and contingent liabilities

Stockholders' equity
Preferred stock	—	—	—	—	—
Common stock	432	—	—	—	432
Additional paid-in capital	494,908	—	—	—	494,908
Accumulated other comprehensive loss	(118,395)	—	—	—	(118,395)
Retained earnings	85,017	—	—	—	85,017
Subsidiary equity	—	625,810	14,033	(639,843)	—
Total stockholders' equity	461,962	625,810	14,033	(639,843)	461,962
Total liabilities and stockholders' equity	$949,541	$868,787	$16,130	$(639,843)	$1,194,615
Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$54,294	$35	$178	$—	$54,507
Receivables
Trade, less allowances	65	133,554	1,124	—	134,743
Related parties	16	658	—	—	674
Other	25	5,631	548	—	6,204
Inventories	—	320,279	5,527	—	325,806
Deferred income taxes	—	—	2	—	2
Prepaid expenses and other	914	4,576	31	—	5,521
	55,314	464,733	7,410	—	527,457

Property and equipment, net	1,284	255,869	8,771	—	265,924
Timber deposits	—	6,221	—	—	6,221
Deferred financing costs	7,562	—	—	—	7,562
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	729	7,435	—	—	8,164
Investments in affiliates	565,355	—	—	(565,355)	—
Total assets	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at December 31, 2012 (continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$11,072	$128,565	$555	$—	$140,192
Related parties	402	1,548	—	—	1,950
Accrued liabilities
Compensation and benefits	17,272	43,938	604	—	61,814
Interest payable	3,188	—	—	—	3,188
Other	2,082	25,873	1,088	—	29,043
	34,016	199,924	2,247	—	236,187

Debt
Long-term debt	275,000	—	—	—	275,000

Other
Compensation and benefits	206,668	—	—	—	206,668
Other long-term liabilities	10,353	3,983	—	—	14,336
	217,021	3,983	—	—	221,004

Redeemable equity	6,443	—	—	—	6,443

Commitments and contingent liabilities

Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	256,927	—	—	—	256,927
Accumulated other comprehensive loss	(121,229)	—	—	—	(121,229)
Accumulated deficit	(38,231)	—	—	—	(38,231)
Subsidiary equity	—	551,421	13,934	(565,355)	—
Total stockholder's equity	97,764	551,421	13,934	(565,355)	97,764
Total liabilities and stockholder's equity	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$54,294	$35	$178	$—	$54,507
Receivables
Trade, less allowances	65	133,554	1,124	—	134,743
Related parties	16	658	—	—	674
Other	25	5,631	548	—	6,204
Inventories	—	320,279	5,527	—	325,806
Prepaid expenses and other	914	4,576	33	—	5,523
	55,314	464,733	7,410	—	527,457

Property and equipment, net	1,284	255,869	8,771	—	265,924
Timber deposits	—	6,221	—	—	6,221
Deferred financing costs	7,562	—	—	—	7,562
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	729	7,435	—	—	8,164
Investments in affiliates	565,355	—	—	(565,355)	—
Total assets	$630,244	$755,328	$16,181	$(565,355)	$836,398
Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2012 (Continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$11,072	$128,565	$555	$—	$140,192
Related parties	402	1,548	—	—	1,950
Accrued liabilities
Compensation and benefits	17,272	43,938	604	—	61,814
Interest payable	3,188	—	—	—	3,188
Other	2,082	25,873	1,088	—	29,043
	34,016	199,924	2,247	—	236,187

Debt
Long-term debt	275,000	—	—	—	275,000

Other
Compensation and benefits	206,668	—	—	—	206,668
Other long-term liabilities	10,353	3,983	—	—	14,336
	217,021	3,983	—	—	221,004
Redeemable equity	6,443	—	—	—	6,443

Commitments and contingent liabilities

Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	256,927	—	—	—	256,927
Accumulated other comprehensive loss	(121,229)	—	—	—	(121,229)
Accumulated deficit	(38,231)	—	—	—	(38,231)
Subsidiary equity	—	551,421	13,934	(565,355)	—
Total stockholder's equity	97,764	551,421	13,934	(565,355)	97,764
Total liabilities and stockholder's equity	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$182,326	$20	$109	$—	$182,455
Receivables
Trade, less allowances	—	118,267	634	—	118,901
Related parties	935	301	—	—	1,236
Intercompany	—	56	—	(56)	—
Other	(90)	3,661	225	—	3,796
Inventories	—	278,580	5,398	—	283,978
Prepaid expenses and other	843	3,972	49	—	4,864
	184,014	404,857	6,415	(56)	595,230

Property and equipment, net	1,259	255,117	10,080	—	266,456
Timber deposits	—	8,327	—	—	8,327
Deferred financing costs	4,962	—	—	—	4,962
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	20	6,765	1	—	6,786
Investments in affiliates	557,925	—	—	(557,925)	—
Total assets	$748,180	$696,136	$16,496	$(557,981)	$902,831

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2011 (Continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$8,633	$107,336	$789	$—	$116,758
Related parties	395	747	—	—	1,142
Intercompany	—	—	56	(56)	—
Accrued liabilities	—	—	—	—
Compensation and benefits	12,104	19,816	347	—	32,267
Interest payable	3,326	—	—	—	3,326
Other	2,470	21,045	971	—	24,486
	26,928	148,944	2,163	(56)	177,979

Debt
Long-term debt	219,560	—	—	—	219,560

Other
Compensation and benefits	200,248	—	—	—	200,248
Other long-term liabilities	10,076	3,600	—	—	13,676
	210,324	3,600	—	—	213,924
Redeemable equity	8,749	—	—	—	8,749

Commitments and contingent liabilities
Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	482,894	—	—	—	482,894
Accumulated other comprehensive loss	(120,845)	—	—	—	(120,845)
Accumulated deficit	(79,727)	—	—	—	(79,727)
Subsidiary equity	—	543,592	14,333	(557,925)	—
Total stockholder's equity	282,619	543,592	14,333	(557,925)	282,619
Total liabilities and stockholder's equity	$748,180	$696,136	$16,496	$(557,981)	$902,831

Consolidating Statements of Cash Flows [Table Text Block]
Boise Cascade Company and Subsidiaries Consolidating Statements of Cash Flows For the Six Months Ended June 30, 2013 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$91,248	$58,093	$(3,074)	$(55,019)	$91,248
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(55,019)	—	—	55,019	—
Depreciation and amortization, including deferred financing costs and other	967	16,553	611	—	18,131
Stock-based compensation	1,073	—	—	—	1,073
Pension expense	5,434	—	—	—	5,434
Deferred income taxes	(66,314)	—	—	—	(66,314)
Other	—	(277)	—	—	(277)
Decrease (increase) in working capital
Receivables	253	(71,768)	28	—	(71,487)
Inventories	—	(41,570)	(974)	—	(42,544)
Prepaid expenses and other	49	(2,474)	(98)	—	(2,523)
Accounts payable and accrued liabilities	(2,932)	40,101	(336)	—	36,833
Pension contributions	(9,970)	—	—	—	(9,970)
Income taxes payable	(877)	1	(5)	—	(881)
Other	(3,397)	(1,148)	(1)	—	(4,546)
Net cash used for operations	(39,485)	(2,489)	(3,849)	—	(45,823)
Cash provided by (used for) investment
Expenditures for property and equipment	—	(13,932)	(110)	—	(14,042)
Proceeds from sales of assets	—	129	417	—	546
Other	1	(3)	12	—	10
Net cash provided by (used for) investment	1	(13,806)	319	—	(13,486)
Cash provided by (used for) financing
Net proceeds from issuance of common stock	262,599	—	—	—	262,599
Issuances of long-term debt	55,000	—	—	—	55,000
Payments of long-term debt	(80,000)	—	—	—	(80,000)
Financing costs	(321)	—	—	—	(321)
Other	—	—	191	—	191
Due to (from) affiliates	(19,469)	16,296	3,173	—	—
Net cash provided by financing	217,809	16,296	3,364	—	237,469
Net increase (decrease) in cash and cash equivalents	178,325	1	(166)	—	178,160
Balance at beginning of the period	54,294	35	178	—	54,507
Balance at end of the period	$232,619	$36	$12	$—	$232,667

Boise Cascade Company and Subsidiaries Consolidating Statements of Cash Flows For the Six Months Ended June 30, 2012 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$16,715	$35,873	$(1,670)	$(34,203)	$16,715
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(34,203)	—	—	34,203	—
Depreciation and amortization, including deferred financing costs and other	1,271	15,497	896	—	17,664
Pension expense	6,394	—	—	—	6,394
Other	(30)	(123)	(316)	—	(469)
Decrease (increase) in working capital, net of acquisitions
Receivables	936	(59,643)	(719)	(56)	(59,482)
Inventories	—	(34,363)	(791)	—	(35,154)
Prepaid expenses and other	104	(2,291)	(64)	—	(2,251)
Accounts payable and accrued liabilities	2,220	66,382	(423)	56	68,235
Pension contributions	(7,874)	—	—	—	(7,874)
Income taxes payable	(36)	12	(5)	—	(29)
Other	865	169	—	—	1,034
Net cash provided by (used for) operations	(13,638)	21,513	(3,092)	—	4,783
Cash provided by (used for) investment
Expenditures for property and equipment	(28)	(10,843)	(81)	—	(10,952)
Acquisitions of businesses and facilities	—	(2,355)	—	—	(2,355)
Proceeds from sales of assets	—	145	—	—	145
Other	(3)	2	—	—	(1)
Net cash used for investment	(31)	(13,051)	(81)	—	(13,163)
Cash provided by (used for) financing
Due to (from) affiliates	5,317	(8,454)	3,137	—	—
Net cash provided by (used for) financing	5,317	(8,454)	3,137	—	—
Net increase (decrease) in cash and cash equivalents	(8,352)	8	(36)	—	(8,380)
Balance at beginning of the period	182,326	20	109	—	182,455
Balance at end of the period	$173,974	$28	$73	$—	$174,075

Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$41,496	$84,290	$(4,411)	$(79,879)	$41,496
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(79,879)	—	—	79,879	—
Depreciation and amortization, including deferred financing costs and other	3,924	31,691	1,596	—	37,211
Pension expense	12,653	—	—	—	12,653
Other	(61)	(115)	(295)	—	(471)
Decrease (increase) in working capital, net of acquisitions	—		—	—
Receivables	772	(17,558)	(396)	(56)	(17,238)
Inventories	—	(41,699)	(129)	—	(41,828)
Prepaid expenses and other	(71)	(596)	15	—	(652)
Accounts payable and accrued liabilities	3,787	49,115	83	56	53,041
Pension contributions	(8,486)	—	—	—	(8,486)
Other	4,066	342	2	—	4,410
Net cash provided by (used for) operations	(21,799)	105,470	(3,535)	—	80,136
Cash provided by (used for) investment
Expenditures for property and equipment	(28)	(26,886)	(472)	—	(27,386)
Acquisition of businesses and facilities	—	(2,355)	—	—	(2,355)
Proceeds from sales of assets	—	246	—	—	246
Other	(4)	1	64	—	61
Net cash used for investment	(32)	(28,994)	(408)	—	(29,434)
Cash provided by (used for) financing
Issuances of long-term debt	300,000	—	—	—	300,000
Payments of long-term debt	(244,560)	—	—	—	(244,560)
Distributions to Boise Cascade Holdings, L.L.C.	(228,268)	—	—	—	(228,268)
Financing costs	(5,822)	—	—	—	(5,822)
Due to (from) affiliates	72,449	(76,461)	4,012	—	—
Net cash provided by (used for) financing	(106,201)	(76,461)	4,012	—	(178,650)
Net increase (decrease) in cash and cash equivalents	(128,032)	15	69	—	(127,948)
Balance at beginning of the period	182,326	20	109	—	182,455
Balance at end of the period	$54,294	$35	$178	$—	$54,507

Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net loss	$(46,363)	$(9,441)	$(3,430)	$12,871	$(46,363)
Items in net loss not using (providing) cash
Equity in net loss of affiliates	12,871	—	—	(12,871)	—
Depreciation and amortization, including deferred financing costs and other	2,450	35,010	1,772	—	39,232
Pension expense	11,368	—	—	—	11,368
Other	564	1,250	406	—	2,220
Decrease (increase) in working capital, net of acquisitions
Receivables	(866)	(15,369)	560	—	(15,675)
Inventories	—	(21,416)	517	—	(20,899)
Prepaid expenses and other	112	(183)	(1)	—	(72)
Accounts payable and accrued liabilities	(829)	3,130	(423)	—	1,878
Pension contributions	(13,621)	—	—	—	(13,621)
Other	(685)	(358)	(6)	—	(1,049)
Net cash used for operations	(34,999)	(7,377)	(605)	—	(42,981)
Cash provided by (used for) investment
Expenditures for property and equipment	(21)	(32,703)	(813)	—	(33,537)
Acquisitions of businesses and facilities	—	(5,782)	—	—	(5,782)
Proceeds from sales of assets	—	3,126	—	—	3,126
Other	(265)	(60)	(99)	—	(424)
Net cash used for investment	(286)	(35,419)	(912)	—	(36,617)
Cash provided by (used for) financing
Credit facility financing costs	(2,548)	—	—	—	(2,548)
Due to (from) affiliates	(44,205)	42,800	1,405	—	—
Net cash provided by (used for) financing	(46,753)	42,800	1,405	—	(2,548)
Net increase (decrease) in cash and cash equivalents	(82,038)	4	(112)	—	(82,146)
Balance at beginning of the period	264,364	16	221	—	264,601
Balance at end of the period	$182,326	$20	$109	$—	$182,455
Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2010

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$(33,297)	$9,092	$(4,900)	$(4,192)	$(33,297)
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(4,192)	—	—	4,192	—
Depreciation and amortization, including deferred financing costs and other	3,121	32,635	1,918	—	37,674
Pension expense	7,449	—	—	—	7,449
Management equity units expense	1,625	—	—	—	1,625
Gain on repurchase of long-term debt	(28)	—	—	—	(28)
Other	(2)	116	(457)	—	(343)
Decrease (increase) in working capital, net
Receivables	107	(6,398)	(47)	—	(6,338)
Inventories	—	(27,001)	(1,427)	—	(28,428)
Prepaid expenses and other	(251)	(71)	22	—	(300)
Accounts payable and accrued liabilities	847	30,369	1,203	—	32,419
Pension contributions	(3,873)	—	—	—	(3,873)
Other	3,057	678	(8)	—	3,727
Net cash provided by (used for) operations	(25,437)	39,420	(3,696)	—	10,287
Cash provided by (used for) investment
Expenditures for property and equipment	(10)	(34,675)	(1,066)	—	(35,751)
Proceeds from sales of assets	656	520	78	—	1,254
Other	—	(1,358)	402	—	(956)
Net cash provided by (used for) investment	646	(35,513)	(586)	—	(35,453)
Cash provided by (used for) financing
Issuances of long-term debt	45,000	—	—	—	45,000
Payments of long-term debt	(128,451)	—	—	—	(128,451)
Proceeds from Boise Cascade Holdings, L.L.C., for sale of shares of Boise Inc.	86,117	—	—	—	86,117
Due to (from) affiliates	(510)	(3,910)	4,420	—	—
Net cash provided by (used for) financing	2,156	(3,910)	4,420	—	2,666
Net increase (decrease) in cash and cash equivalents	(22,635)	(3)	138	—	(22,500)
Balance at beginning of the period	286,999	19	83	—	287,101
Balance at end of the period	$264,364	$16	$221	$—	$264,601

Nature of Operations and Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash [Member]
Noncash or Part Noncash Divestitures [Line Items]
Proceeds from sale of Paper and Packaging & Newsprint assets			$ 1,277.2
Notes Receivable [Member]
Noncash or Part Noncash Divestitures [Line Items]
Proceeds from sale of Paper and Packaging & Newsprint assets			41
Common Stock [Member]
Noncash or Part Noncash Divestitures [Line Items]
Proceeds from sale of Paper and Packaging & Newsprint assets			285.2
BC Holdings [Member]
Noncash or Part Noncash Divestitures [Line Items]
Sale of paid-In-kind promissory note receivable after selling expenses and transfer net proceeds to Boise Cascade			52.7
Sale of Boise Inc. shares and transfer of net proceeds to Boise Cascade	18.3	18.8
Proceeds from Sale of Boise Inc. Shares in Dollars	$ 86.1	$ 83.2

Summary of Significant Accounting Policies Level 4 Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012 Integer employee	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Dec. 31, 2012 Customer Concentration Risk [Member]	Jun. 30, 2013 Accounts Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2012 Accounts Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2011 Accounts Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2012 Workforce Subject to Collective Bargaining Arrangements [Member]	Dec. 31, 2012 Number of Collective Bargaining Arrangements Expiring Within One Year [Member] Integer	Dec. 31, 2012 Building Materials Distribution [Member]	Dec. 31, 2011 Building Materials Distribution [Member]	Dec. 31, 2010 Building Materials Distribution [Member]	Jun. 30, 2013 6.375% senior notes	Dec. 31, 2012 6.375% senior notes	Dec. 31, 2011 6.375% senior notes	Dec. 31, 2011 Fair Value Measurement [Domain]
Shipping and handling costs											$ 89,300,000	$ 79,900,000	$ 77,900,000
Trade receivables, allowances	2,696,000	2,142,000		2,546,000
Concentration of risk	11.00%	10.00%			29.00%	16.00%	14.00%	14.00%	30.00%
Money market funds, fair value	10,600,000	164,600,000		176,800,000
6.375% senior notes, book value														250,000,000	250,000,000	0
6.375% senior notes, fair value														253,800,000	251,600,000
Vendor rebates and allowances	4,100,000	2,800,000		4,000,000
Customer rebates payable	19,700,000	15,600,000		21,200,000
Asset retirement obligations	300,000	200,000
Deferred software costs	3,700,000	4,600,000
Amortization of deferred software costs	1,200,000	1,000,000	800,000
Number of employees	4,560
Number of collective bargaining arrangements	10									2
Description of Employees with bargaining agreements expiring within one year	356 employees at our facility in Florien, Louisiana, and 273 employees at our facility in Oakdale, Louisiana
Self insurance liabilities, current	7,200,000	7,600,000
Self insurance liabilities, long-term	10,000,000	9,700,000
Long lived assets [Abstract]
Long-lived assets		2,500,000															500,000
Impairment charge of long-lived assets		$ (2,000,000)

Summary of Significant Accounting Policies Level 4 Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory, Net [Abstract]
Finished goods and work in process	$ 316,605	$ 267,115	$ 223,605
Logs	29,517	37,273	41,243
Other raw materials and supplies	22,228	21,418	19,130
Inventories	$ 368,350	$ 325,806	$ 283,978

Summary of Significant Accounting Policies Level 4 Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member] Buildings [Member]	Dec. 31, 2012 Minimum [Member] Improvements [Member]	Dec. 31, 2012 Minimum [Member] Office Equipment and Vehicles [Member]	Dec. 31, 2012 Minimum [Member] Machinery and equipment [Member]	Dec. 31, 2012 Maximum [Member] Buildings [Member]	Dec. 31, 2012 Maximum [Member] Improvements [Member]	Dec. 31, 2012 Maximum [Member] Office Equipment and Vehicles [Member]	Dec. 31, 2012 Maximum [Member] Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Land	$ 34,992	$ 35,662	$ 35,469
Buildings	88,818	88,129	84,510
Improvements	34,731	34,526	32,645
Office equipment and vehicles	85,954	80,857	74,349
Machinery and equipment	271,166	264,084	253,933
Construction in progress	9,928	11,176	5,812
Property and equipment, gross	525,589	514,434	486,718
Less accumulated depreciation	(264,280)	(248,510)	(220,262)
Property and equipment, net	$ 261,309	$ 265,924	$ 266,456
Property, Plant and Equipment, Useful Life				20	10	3	7	40	15	7	12

Outsourcing Services Agreement Level 4 Outsourcing Services Agreement (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outsourcing Services Agreement [Abstract]
Outsourced corporate staff costs	$ 4	$ 3.6	$ 7.9	$ 7.3	$ 15	$ 14.7	$ 14.4

Transactions With Related Parties Level 4 Transactions with Related Parties (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenue from Related Parties					$ 19,772,000	$ 18,763,000	$ 25,259,000
Boise Cascade Co-Owner of LTP [Member]
Related Party Transaction [Line Items]
Variable Interest Entity Ownership Percentage					50.00%
Revenue from Related Parties	5,300,000	4,500,000	11,500,000	9,400,000	19,800,000	18,800,000	20,400,000
Fiber Costs from Related Parties	16,800,000	19,300,000	32,500,000	30,600,000	60,300,000	40,100,000	33,000,000
Boise Inc Co-Owner of LTP [Member]
Related Party Transaction [Line Items]
Variable Interest Entity Ownership Percentage					50.00%
Revenue from Related Parties							4,900,000
Related-party expenses for transportation services							300,000
Related-party outsourcing services agreement expenses							2,364,000
Materials, labor, and other operating expenses from related parties [Member] | Boise Inc Co-Owner of LTP [Member]
Related Party Transaction [Line Items]
Related-party outsourcing services agreement expenses							332,000
Selling and distribution expenses [Member] | Boise Inc Co-Owner of LTP [Member]
Related Party Transaction [Line Items]
Related-party outsourcing services agreement expenses							456,000
General and administrative expenses from related party [Member] | Boise Inc Co-Owner of LTP [Member]
Related Party Transaction [Line Items]
Related-party outsourcing services agreement expenses							$ 1,576,000

Other (Income) Expense Level 4 Other (Income) Expense (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Other (Income) Expense [Line Items]
Facility closure and curtailments (a)						$ 1,500,000	[1]
Litigation settlement (b)					0	0		(4,613,000)	[2]
Other, net (c)					902,000	1,903,000	[3]	(11,000)
Other (income) expense, net	(39,000)	653,000	(173,000)	285,000	902,000	3,195,000		(4,624,000)
Noncash asset write-downs						2,000,000
Other Expense [Member]
Other (Income) Expense [Line Items]
Facility closure and curtailments (a)					$ 0	$ 1,292,000	[1]	$ 0

[1]	In 2011, we permanently closed a laminated beam manufacturing plant in Emmett, Idaho.
[2]	In 2010, we recorded $4.6 million of income for cash received from a litigation settlement related to vendor product pricing.
[3]	In 2011, we recorded noncash asset write-downs of $2.0 million.

Level 4 Leases (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Rental expense	$ 3,700,000	$ 3,600,000	$ 7,300,000	$ 7,200,000	$ 14,300,000	$ 14,500,000	$ 14,200,000
Future Minimum Lease Payments [Abstract]
2013					12,346,000
2014					11,613,000
2015					10,919,000
2016					9,061,000
2017					8,520,000
Thereafter					36,723,000
Total					$ 89,182,000

Income Taxes Level 4 Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 04, 2013
Income Taxes [Line Items]
Effective income tax rate			(147.00%)		1.00%
Income tax provision	$ 6,797,000	$ 78,000	$ (54,310,000)	$ 139,000	$ 307,000	$ 240,000	$ 300,000
Statutory U.S. income tax rate	35.00%		35.00%		38.00%
Tax basis of net assets					182,300,000	167,500,000
Deferred tax assets								101,900,000
Income taxes paid, net of other refunds			(12,700,000)	(200,000)	(200,000)	(300,000)	(200,000)
Wood Products [Member]
Income Taxes [Line Items]
Deferred tax assets					15,400,000	13,600,000
Capital loss carryforward					$ 16,000,000	$ 16,000,000

Level 4 Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Abstract]
Goodwill	$ 12,170	$ 12,170	$ 12,170
Intangible assets [Abstract]
Indefinite-Lived trade names and trademarks		8,900	8,900
Building Materials Distribution [Member]
Goodwill [Abstract]
Goodwill		5,593	5,593
Wood Products [Member]
Goodwill [Abstract]
Goodwill		6,577	6,577
Corporate and Other [Member]
Goodwill [Abstract]
Goodwill		$ 0	$ 0

Debt Level 4 Debt (Details) (USD $)	6 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Asset-based revolving credit facility [Member]	Dec. 31, 2012 Asset-based revolving credit facility [Member]	Jun. 30, 2013 Asset-based revolving credit facility [Member]	Dec. 31, 2011 Asset-based revolving credit facility [Member]	Dec. 31, 2012 Senior Notes [Member]	Jun. 30, 2013 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Dec. 31, 2012 7.125% senior subordinated notes	Dec. 31, 2011 7.125% senior subordinated notes	Dec. 31, 2012 Cash [Member] 7.125% senior subordinated notes	Dec. 31, 2012 Senior Notes [Member] 7.125% senior subordinated notes
Debt Instrument [Line Items]
Asset-based revolving credit facility						$ 25,000,000	$ 25,000,000	$ 0	$ 0
Long-term debt (senior notes)										250,000,000	250,000,000	0	0	219,560,000
Long-term debt	250,000,000		275,000,000	219,560,000
7.125% senior subordinated notes, face amount													400,000,000
Interest rate										6.38%	6.38%		7.13%
Repayment of senior subordinated notes	80,000,000	0	244,560,000	0	128,451,000	25,000,000							75,000,000		25,000,000	144,600,000
Proceeds from Revolving Credit Facility							50,000,000
Interest paid, net	9,200,000	8,400,000	18,100,000	16,700,000	18,600,000								1,000,000
Proceeds from issuance of 6.375% senior notes	$ 55,000,000	$ 0	$ 300,000,000	$ 0	$ 45,000,000					$ 250,000,000
Senior notes interest rate, Description			If we fail to satisfy these obligations, we will pay additional interest up to 0.25% per annum to holders of the Senior Notes for the first 90-day period immediately following such date and an additional 0.25% per annum with respect to each subsequent 90-day period, up to a maximum rate of 1.0% per annum.

Debt Level 4 Asset-Based Revolving Credit Facility (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, maximum borrowing capacity	$ 300,000,000		$ 300,000,000
Distributions to BC Holdings		225,000,000			228,268,000	0	0
Senior secured asset-based revolving credit facility, current availability	290,700,000	195,600,000	290,700,000		195,600,000
Repayment of debt			80,000,000	0	244,560,000	0	128,451,000
Line of Credit Facility, Minimum Amount Outstanding During Period					0
Line of Credit Facility, Maximum Amount Outstanding During Period	75,000,000				50,000,000
Letters of credit outstanding	9,300,000	10,000,000	9,300,000		10,000,000	11,300,000
Original borrowing capacity [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, maximum borrowing capacity		250,000,000			250,000,000
Amended borrowing capacity [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, maximum borrowing capacity		300,000,000			300,000,000
Minimum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, commitment fee rate			0.25%		0.38%
Maximum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, commitment fee rate			0.38%		0.50%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate		1.75%			1.75%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate		2.25%			2.25%
Base Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate		0.75%			0.75%
Base Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate		1.25%			1.25%
Asset-based revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, covenant description					The Revolving Credit Facility also contains a requirement that we meet a 1:1 fixed-charge coverage ratio (FCCR) if Availability falls below the greater of $31.25 million or 12.5% of the aggregate lending commitments
Revolving Credit Facility, Amount Outstanding	0	25,000,000	0		25,000,000	0
Proceeds from Revolving Credit Facility					50,000,000
Repayment of debt		25,000,000
Asset-based revolving credit facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate	1.75%		1.75%
Asset-based revolving credit facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate	2.25%		2.25%
Asset-based revolving credit facility [Member] | Base Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate	0.75%		0.75%
Asset-based revolving credit facility [Member] | Base Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Senior secured asset-based revolving credit facility, variable interest rate	1.25%		1.25%
Senior Subordinated Notes
Line of Credit Facility [Line Items]
Repayment of debt					$ 75,000,000

Retirement and Benefit Plans Level 4 Defined Contribution Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plans [Line Items]
Defined contribution plan employer matching contribution, percent	4.00%
Defined contribution plan, additional discretionary contribution	1.00%
Defined contribution plan matching contribution expense	$ 14.3	$ 7.7	$ 6.7
Minimum [Member]
Defined Contribution Plans [Line Items]
Defined contribution additional performance target contribution	2.00%
Maximum [Member]
Defined Contribution Plans [Line Items]
Defined contribution additional performance target contribution	4.00%

Retirement and Benefit Plans Level 4 Deferred Compensation Plan (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Plans [Line Items]
Interest expense	$ 4,781,000	$ 4,818,000	$ 9,672,000	$ 9,631,000	$ 21,757,000	$ 18,987,000	$ 21,005,000
Deferred compensation liability					10,900,000	11,400,000
Accrued liabilities Compensation and benefits [Member]
Deferred Compensation Plans [Line Items]
Deferred compensation liability					1,100,000	1,000,000
Other Compensation and benefits [Member]
Deferred Compensation Plans [Line Items]
Deferred compensation liability					9,800,000	10,400,000
Deferred Compensation Arrangement with Individual [Member]
Deferred Compensation Plans [Line Items]
Interest expense					$ 600,000	$ 700,000	$ 800,000

Retirement and Benefit Plans Level 4 Postretirement Benefit Plans (Details) (USD $)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 01, 2012	Dec. 31, 2012 employee	Dec. 31, 2012 employee	Dec. 31, 2011	Dec. 31, 2010
Retirement and Benefit Plans [Abstract]
Supplemental Life Plan benefit obligation		$ 100,000	$ 100,000	$ 100,000
Number of employees in multiemployer health and welfare plan		610	610
Required heath and welfare contribution by employer per active employee	5.5	5
Multiemployer health and welfare plan, period contributions			$ 6,700,000	$ 6,900,000	$ 6,800,000

Retirement and Benefit Plans Level 4 Defined Benefit Plans (Details) (USD $)	3 Months Ended			6 Months Ended			12 Months Ended								108 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012		Dec. 31, 2013	Jul. 12, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Jul. 13, 2022
Projected Benefit Obligation Rollforward
Benefit obligation at beginning of year		$ 504,684,000		$ 504,684,000	$ 470,104,000		$ 504,684,000		$ 470,104,000		$ 391,485,000
Service cost	671,000		1,182,000	1,342,000	2,351,000				4,762,000		5,112,000		4,931,000
Interest cost	4,650,000		4,824,000	9,292,000	9,667,000				19,234,000		20,484,000		20,258,000
Acturial loss (a)									26,686,000	[1]	67,121,000	[1]
Special termination benefits									0		503,000
Closure and curtailments									0		224,000
Benefits paid									(16,102,000)		(14,825,000)
Benefit obligation at end of year									504,684,000		470,104,000		391,485,000
Change in plan assets
Fair value of plan assets at beginning of year		312,224,000		312,224,000	282,195,000		312,224,000		282,195,000		281,972,000
Actual return on plan assets									37,645,000		1,427,000
Employer contributions									8,486,000		13,621,000
Benefits paid									(16,102,000)		(14,825,000)
Fair value of plan assets at end of year									312,224,000		282,195,000		281,972,000
Underfunded status									(192,460,000)		(187,909,000)
Amounts recognized on our Conolidated Balance Sheets
Current liabilities									(1,271,000)		(759,000)
Noncurrent liabilities									(191,189,000)		(187,150,000)
Net liability									(192,460,000)		(187,909,000)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss									120,925,000		120,125,000
Prior service cost									304,000		720,000
Net amount recognized									121,229,000		120,845,000
Accumulated benefit obligation									504,700,000		470,100,000
Net Periodic Benefit Cost and Other Comprehensive (Income) Loss
Service cost	671,000		1,182,000	1,342,000	2,351,000				4,762,000		5,112,000		4,931,000
Interest cost	4,650,000		4,824,000	9,292,000	9,667,000				19,234,000		20,484,000		20,258,000
Expected return on plan assets	(4,916,000)		(4,847,000)	(9,782,000)	(9,691,000)				(19,390,000)		(17,910,000)		(18,474,000)
Amortization of actuarial loss	2,281,000		1,958,000	4,537,000	3,984,000				7,632,000		2,703,000		556,000
Amortization of prior service costs and other	22,000		42,000	45,000	83,000				165,000		175,000		178,000
Plan settlement/curtailment expense									250,000		804,000		0
Net periodic benefit cost	2,708,000		3,159,000	5,434,000	6,394,000				12,653,000		11,368,000		7,449,000
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Net actuarial loss									8,432,000		83,528,000		4,048,000
Amortization of actuarial loss									(7,632,000)		(2,703,000)		(556,000)
Amortization of prior service costs and other									(416,000)		(175,000)		(178,000)
Total recognized in other comprehensive loss									384,000		80,650,000		3,314,000
Total recognized in net periodic cost and other comprehensive loss									13,037,000		92,018,000		10,763,000
Estimated Net Periodic Benefit Cost and Amortization of Other Comprehensive Income for The Next Year
Defined Benefit Plans, Estimated Future Net Periodic Benefit Cost For The Next Year							11,000,000
Net loss included in estimated net periodic benefit cost for 2013							9,000,000
Estimated amortization of net prior service cost in estimated net periodic benefit cost for 2013							100,000
Weighted Average Assumptions Used in Measurement of Benefit Obligation
Discount rate									3.75%		4.20%
Rate of compensation increases (a)									0.00%	[2]	0.00%	[2]
Weighted Average Assumptions Used in Measurement of Net Periodic Benefit Cost
Discount rate									4.20%		5.35%		5.90%
Expected long-term rate of return on plan assets									6.75%		7.00%		7.25%
Rate of compensation increases (a)									0.00%	[2]	0.00%	[2]	0.00%	[2]
Weighted average expected return on plan assets for 2013							6.50%
Pension Contributions
Carrying Value of Pension Contribution of Real Property									6,200,000
Pension contribution of real property									9,800,000
Rent payments for contributed properties								800,000
Annual rent escalation rate for contributed properties															2.00%
Pension contributions		9,300,000		9,970,000	7,874,000				8,486,000		13,621,000		3,873,000
Estimated Future Contributions
Estimated 2013 contributions							11,000,000
Expected Future Benefit Payments
2013									17,918,000
2014									19,771,000
2015									21,445,000
2016									22,809,000
2017									24,203,000
Years 2018-2022									136,932,000
Pension lease payment contribution [Member]
Pension Contributions
Pension contributions									400,000
Equity Securities [Member]
Weighted Average Assumptions Used in Measurement of Net Periodic Benefit Cost
Pension plan asset allocation									61.00%
Fixed Income Securities [Member]
Change in plan assets
Fair value of plan assets at beginning of year					83,899,000	[3]			83,899,000	[3]
Fair value of plan assets at end of year									91,836,000	[3]
Weighted Average Assumptions Used in Measurement of Net Periodic Benefit Cost
Pension plan asset allocation									30.00%
Target Plan Asset Allocation
Pension plan asset target allocation									30.00%
Hedge Fund [Member]
Change in plan assets
Fair value of plan assets at beginning of year					13,066,000	[4]			13,066,000	[4]
Fair value of plan assets at end of year									13,424,000	[4]
Weighted Average Assumptions Used in Measurement of Net Periodic Benefit Cost
Pension plan asset allocation									4.00%
Target Plan Asset Allocation
Pension plan asset target allocation									5.00%
Real Estate Funds [Member]
Change in plan assets
Fair value of plan assets at beginning of year					13,000,000	[5]			13,000,000	[5]
Fair value of plan assets at end of year									14,310,000	[5]
Weighted Average Assumptions Used in Measurement of Net Periodic Benefit Cost
Pension plan asset allocation									5.00%
Target Plan Asset Allocation
Pension plan asset target allocation									5.00%
Large-Cap U.S. equity securities [Member]
Change in plan assets
Fair value of plan assets at beginning of year					97,533,000	[6]			97,533,000	[6]
Fair value of plan assets at end of year									107,902,000	[6]
Target Plan Asset Allocation
Pension plan asset target allocation									34.00%
Small- and mid-cap U.S. equity securities [Member]
Change in plan assets
Fair value of plan assets at beginning of year					17,302,000	[7]			17,302,000	[7]
Fair value of plan assets at end of year									17,757,000	[7]
Target Plan Asset Allocation
Pension plan asset target allocation									6.00%
International Equity Securities [Member]
Change in plan assets
Fair value of plan assets at beginning of year					56,578,000	[8]			56,578,000	[8]
Fair value of plan assets at end of year									66,075,000	[8]
Target Plan Asset Allocation
Pension plan asset target allocation									20.00%
Defined Benefit Pension Plan A [Member]
Net Periodic Benefit Cost and Other Comprehensive (Income) Loss
Plan settlement/curtailment expense									(300,000)
Defined Benefit Pension Plan B [Member]
Net Periodic Benefit Cost and Other Comprehensive (Income) Loss
Plan settlement/curtailment expense											$ (100,000)

[1]	The actuarial losses were primarily due to decreases in discount rate assumptions.
[2]	In connection with amending the salaried and nonqualified plans on March?18, 2009, to freeze pension benefits effective December 31, 2009, we changed the assumption for the rate of compensation increase to zero. In addition to the salaried benefits being frozen, there are currently no scheduled increases in pension benefit rates applicable to past service in the active plan covering our hourly employees.
[3]	Invested in the Russell Multi-Manager Bond Fund. The fund seeks to outperform the Barclays Capital U.S. Aggregate Bond Index over a full market cycle. The fund is designed to provide current income and, as a secondary objective, capital appreciation through a variety of diversified strategies, including sector rotation, modest interest rate timing, security selection, and tactical use of high-yield and emerging market bonds.
[4]	The fund seeks to produce high risk-adjusted returns while targeting a low long-term average correlation to traditional markets. The fund invests internationally in a broad range of instruments, including, but not limited to, equities, currencies, convertible securities, futures, forwards, options, swaps, and other derivative products. The fair value of the hedge fund is estimated using the NAV of the investments as a practical expedient for fair value. We have the ability to redeem these investments at NAV within the near term, and they are thus classified within Level 2.
[5]	Invested in the Russell Real Estate Equity Fund. Real estate investments include those in limited partnerships that invest in various domestic commercial and residential real estate projects. The fair values of real estate assets are typically determined by using income and/or cost approaches or a comparable sales approach, taking into consideration discount and capitalization rates, financial conditions, local market conditions, and the status of the capital markets, and they are thus classified within Level 3. Notwithstanding the above, the variety of valuation bases adopted and quality of management data of the underlying assets means that there are inherent difficulties in determining the value of the investments. Amounts realized on the sale of these investments may differ from the calculated values. We have the ability to redeem the real estate investments with a 110-calendar-day written notice prior to a quarterly trade date.
[6]	Invested in the Russell Equity?I Fund. The fund seeks returns that exceed the Russell 1000 Index by investing in large-capitalization stocks of the U.S. stock market.
[7]	Invested in the Russell Equity?II Fund. The fund seeks returns that exceed the Russell 2500 Index by investing in the small- and mid-capitalization stocks of the U.S. stock market.
[8]	Invested in the Russell International Fund with Active Currency at December?31, 2012 and 2011, which benchmarks against the Russell Developed ex-U.S. Large Cap Index Net and seeks favorable total returns and additional diversification through investment in non-U.S. equity securities and active currency management. The fund participates primarily in the stock markets of Europe and the Pacific Rim and seeks to opportunistically add value through active investment in foreign currencies. In addition, at December?31, 2012, our investments in this category included the Russell Emerging Market Fund, which benchmarks against the Russell Emerging Markets Index and is designed to maintain a broadly diversified exposure to emerging market countries.

Retirement and Benefit Plans Level 4 Fair Value Measurements of Plan Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	$ 312,224		$ 282,195		$ 281,972
Large-cap U.S. equity securities (b) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	107,902	[1]	97,533	[1]
Small- and mid-cap U.S. equity securities (c) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	17,757	[2]	17,302	[2]
International equity securities (d) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	66,075	[3]	56,578	[3]
Fixed-income securities (e) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	91,836	[4]	83,899	[4]
Hedge fund (f) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	13,424	[5]	13,066	[5]
Real estate (g) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	14,310	[6]	13,000	[6]
Total investments at fair value [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	311,304		281,378
Receivables and accrued expenses, net [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	920		817
Level 1 | Large-cap U.S. equity securities (b) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[1]	0	[1]
Level 1 | Small- and mid-cap U.S. equity securities (c) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[2]	0	[2]
Level 1 | International equity securities (d) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[3]	0	[3]
Level 1 | Fixed-income securities (e) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[4]	0	[4]
Level 1 | Hedge fund (f) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[5]	0	[5]
Level 1 | Real estate (g) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[6]	0	[6]
Level 1 | Total investments at fair value [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0		0
Level 2 (a) | Large-cap U.S. equity securities (b) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	107,902	[1],[7]	97,533	[1],[7]
Level 2 (a) | Small- and mid-cap U.S. equity securities (c) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	17,757	[2],[7]	17,302	[2],[7]
Level 2 (a) | International equity securities (d) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	66,075	[3],[7]	56,578	[3],[7]
Level 2 (a) | Fixed-income securities (e) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	91,836	[4],[7]	83,899	[4],[7]
Level 2 (a) | Hedge fund (f) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	13,424	[5],[7]	13,066	[5],[7]
Level 2 (a) | Real estate (g) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[6],[7]	0	[6],[7]
Level 2 (a) | Total investments at fair value [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	296,994	[7]	268,378	[7]
Level 3 | Large-cap U.S. equity securities (b) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[1]	0	[1]
Level 3 | Small- and mid-cap U.S. equity securities (c) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[2]	0	[2]
Level 3 | International equity securities (d) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[3]	0	[3]
Level 3 | Hedge fund (f) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	0	[5]	0	[5]
Level 3 | Real estate (g) [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	14,310	[6]	13,000	[6]	0
Level 3 | Total investments at fair value [Member]
Fair Value Measurement of Plan Assets [Line Items]
Fair value of plan assets	$ 14,310		$ 13,000

[1]	Invested in the Russell Equity?I Fund. The fund seeks returns that exceed the Russell 1000 Index by investing in large-capitalization stocks of the U.S. stock market.
[2]	Invested in the Russell Equity?II Fund. The fund seeks returns that exceed the Russell 2500 Index by investing in the small- and mid-capitalization stocks of the U.S. stock market.
[3]	Invested in the Russell International Fund with Active Currency at December?31, 2012 and 2011, which benchmarks against the Russell Developed ex-U.S. Large Cap Index Net and seeks favorable total returns and additional diversification through investment in non-U.S. equity securities and active currency management. The fund participates primarily in the stock markets of Europe and the Pacific Rim and seeks to opportunistically add value through active investment in foreign currencies. In addition, at December?31, 2012, our investments in this category included the Russell Emerging Market Fund, which benchmarks against the Russell Emerging Markets Index and is designed to maintain a broadly diversified exposure to emerging market countries.
[4]	Invested in the Russell Multi-Manager Bond Fund. The fund seeks to outperform the Barclays Capital U.S. Aggregate Bond Index over a full market cycle. The fund is designed to provide current income and, as a secondary objective, capital appreciation through a variety of diversified strategies, including sector rotation, modest interest rate timing, security selection, and tactical use of high-yield and emerging market bonds.
[5]	The fund seeks to produce high risk-adjusted returns while targeting a low long-term average correlation to traditional markets. The fund invests internationally in a broad range of instruments, including, but not limited to, equities, currencies, convertible securities, futures, forwards, options, swaps, and other derivative products. The fair value of the hedge fund is estimated using the NAV of the investments as a practical expedient for fair value. We have the ability to redeem these investments at NAV within the near term, and they are thus classified within Level 2.
[6]	Invested in the Russell Real Estate Equity Fund. Real estate investments include those in limited partnerships that invest in various domestic commercial and residential real estate projects. The fair values of real estate assets are typically determined by using income and/or cost approaches or a comparable sales approach, taking into consideration discount and capitalization rates, financial conditions, local market conditions, and the status of the capital markets, and they are thus classified within Level 3. Notwithstanding the above, the variety of valuation bases adopted and quality of management data of the underlying assets means that there are inherent difficulties in determining the value of the investments. Amounts realized on the sale of these investments may differ from the calculated values. We have the ability to redeem the real estate investments with a 110-calendar-day written notice prior to a quarterly trade date.
[7]	Equity and fixed-income securities represent mutual funds managed by Russell Trust Company. The funds are valued at the net asset value (NAV) provided by Russell Trust Company, the administrator of the funds. The NAV is a practical expedient for fair value and is based on the value of the assets owned by the fund, less liabilities at year-end. While the underlying assets are actively traded on an exchange, the funds are not. We have the ability to redeem these equity and fixed-income securities with a one-day notice.

Retirement and Benefit Plans Level 4 Changes in Fair Value of Level 3 Assets Rollforward (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Real Estate Funds [Member]		Dec. 31, 2011 Real Estate Funds [Member]		Dec. 31, 2012 Real Estate Funds [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2011 Real Estate Funds [Member] Fair Value, Inputs, Level 3 [Member]
Level 3 Fair Value Rollforward [Roll Forward]
Fair value of plan assets at beginning of year	$ 312,224	$ 282,195	$ 281,972	$ 14,310	[1]	$ 13,000	[1]	$ 13,000	[1]	$ 0
Purchases								0		13,000
Unrealized gain								1,310		0
Fair value of plan assets at end of year	$ 312,224	$ 282,195	$ 281,972	$ 14,310	[1]	$ 13,000	[1]	$ 14,310	[1]	$ 13,000	[1]

[1]	Invested in the Russell Real Estate Equity Fund. Real estate investments include those in limited partnerships that invest in various domestic commercial and residential real estate projects. The fair values of real estate assets are typically determined by using income and/or cost approaches or a comparable sales approach, taking into consideration discount and capitalization rates, financial conditions, local market conditions, and the status of the capital markets, and they are thus classified within Level 3. Notwithstanding the above, the variety of valuation bases adopted and quality of management data of the underlying assets means that there are inherent difficulties in determining the value of the investments. Amounts realized on the sale of these investments may differ from the calculated values. We have the ability to redeem the real estate investments with a 110-calendar-day written notice prior to a quarterly trade date.

Level 4 Long-Term Incentive Compensation Plans (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Long-Term Incentive Compensation [Abstract]
Long-term incentive compensation expense				$ 6,700,000		$ 2,400,000		$ 3,000,000
Stock-based Compensation	830,000	1,073,000	0	0		0		1,625,000
Redeemable equity	0	0		6,443,000		8,749,000		9,299,000
Series equity units, beginning balance		6,443,000	8,749,000	8,749,000		9,299,000
Allocation of redeemable equity to stockholder's equity				(2,306,000)	[1]	(550,000)	[1]
Series equity units, ending balance	0	0		6,443,000		8,749,000		9,299,000
Series B Redeemable Equity Units
Long-Term Incentive Compensation [Abstract]
Redeemable equity				2,408,000		2,522,000
Redeemable equity units, beginning balance outstanding			2,522	2,522		2,736
Allocation of redeemable equity units to Stockholder's equity, units				(114)	[1]	(214)	[1]
Redeemable equity units, ending balance outstanding				2,408		2,522
Weighted average grant-date fair value, redeemable equity units outstanding				$ 1		$ 1		$ 1
Weighted average grant-date fair value of redeemable equity units reclassed to capital units				$ 1		$ 1
Series equity units, beginning balance			2,522,000	2,522,000		2,736,000
Allocation of redeemable equity to stockholder's equity				(114,000)	[1]	(214,000)	[1]
Series equity units, ending balance				2,408,000		2,522,000
Series C Redeemable Equity Units
Long-Term Incentive Compensation [Abstract]
Redeemable equity				4,035,000		6,227,000
Redeemable equity units, beginning balance outstanding			13,715	13,715		14,425
Allocation of redeemable equity units to Stockholder's equity, units				(6,326)	[1]	(710)	[1]
Redeemable equity units, ending balance outstanding				7,389		13,715
Weighted average grant-date fair value, redeemable equity units outstanding				$ 0.55		$ 0.45		$ 0.46
Weighted average grant-date fair value of redeemable equity units reclassed to capital units				$ 0.35		$ 0.47
Series equity units, beginning balance			6,227,000	6,227,000		6,563,000
Allocation of redeemable equity to stockholder's equity				(2,192,000)	[1]	(336,000)	[1]
Series equity units, ending balance				$ 4,035,000		$ 6,227,000
Senior Notes and Revolving Credit Facility Equity Redemptions [Member]
Long-Term Incentive Compensation [Abstract]
Revolving credit facility, covenant description				The Senior Notes and our Revolving Credit Facility contain a restricted payments covenant with a specific exception for equity redemptions up to $5?million in any year, subject to a two-year carryforward and carryback provision that provides an aggregate limit in any one year of $15?million.

[1]	In 2012 and 2011, we reclassified certain redeemable equity units into "Stockholder's Equity" on our Consolidated Balance Sheets. The reclassifications resulted from employee retirements or terminations causing the equity units to no longer be subject to mandatory redemption in an event that is outside of BC Holdings' control.

Equity Level 4 Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 11, 2013 Subsequent Event [Member]	Jul. 30, 2013 Subsequent Event [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued and Outstanding	29,700,000	43,229,412		29,700,000	29,700,000			39,365,350
Shares issued in Initial Public Offering		13,529,412					13,529,412
Proceeds from Issuance Initial Public Offering, net		$ 262,599	$ 0				$ 263,000
Distributions to BC Holdings	$ 225,000			$ 228,268	$ 0	$ 0

Equity Level 4 Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	$ (119,820)		$ (118,778)		$ (121,229)		$ (120,845)		$ (120,845)	$ (40,195)
Defined benefit plans, amounts reclassified from accumulated other comprehensive loss, net of tax	1,425	[1]	2,000	[1]	2,834	[1]	4,067	[1]	(384)	(80,650)	(3,293)
Ending Balance	$ (118,395)		$ (116,778)		$ (118,395)		$ (116,778)		$ (121,229)	$ (120,845)	$ (40,195)

[1]	Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.

Segment Information Level 4 Segment sales to external customers by product line (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales to external customers [Line Items]
Concentration risk, sales volume												$ 304,900,000	$ 210,400,000
Concentration of risk												11.00%	10.00%
Sales Revenue, Goods, Net												2,759,290,000	2,229,325,000	2,215,332,000
Revenue from External Customers	852,295,000	694,600,000	764,600,000	732,900,000	587,000,000	547,400,000	628,000,000	589,400,000	483,200,000	1,597,173,000	1,319,886,000	2,779,062,000	2,248,088,000	2,240,591,000
Building Materials Distribution [Member]
Sales to external customers [Line Items]
Revenue from External Customers	681,500,000			580,500,000						1,262,600,000	1,032,000,000	2,190,200,000	1,779,400,000	1,778,000,000
Wood Products [Member]
Sales to external customers [Line Items]
Wood Products Sales to Building Materials Distribution												38.00%
Revenue from External Customers	280,400,000			241,800,000						549,600,000	453,000,000	943,300,000	712,500,000	687,400,000
Revenue and Related Party Revenue, Net												589,300,000	470,200,000	464,000,000
Building Materials Distribution and Wood Products Combined [Member]
Sales to external customers [Line Items]
Revenue from External Customers												2,779,100,000	2,248,100,000	2,240,600,000
Commodity [Member] | Building Materials Distribution [Member]
Sales to external customers [Line Items]
Revenue from External Customers												1,092,700,000	835,100,000	879,000,000
General line [Member] | Building Materials Distribution [Member]
Sales to external customers [Line Items]
Revenue from External Customers												794,900,000	722,000,000	697,000,000
Engineered wood products (BMD) [Member] | Building Materials Distribution [Member]
Sales to external customers [Line Items]
Revenue from External Customers												302,200,000	220,800,000	200,600,000
Plywood and veneer [Member] | Wood Products [Member]
Sales to external customers [Line Items]
Revenue from External Customers												324,600,000	214,500,000	224,000,000
Engineered wood products (WP) [Member] | Wood Products [Member]
Sales to external customers [Line Items]
Wood Products Sales to Building Materials Distribution												73.00%
Revenue from External Customers												87,900,000	92,100,000	86,500,000
Lumber [Member] | Wood Products [Member]
Sales to external customers [Line Items]
Revenue from External Customers												77,400,000	69,600,000	67,500,000
Byproducts [Member] | Wood Products [Member]
Sales to external customers [Line Items]
Revenue from External Customers												44,600,000	44,500,000	33,900,000
Particleboard [Member] | Wood Products [Member]
Sales to external customers [Line Items]
Revenue from External Customers												33,100,000	26,100,000	28,200,000
Other [Member] | Wood Products [Member]
Sales to external customers [Line Items]
Revenue from External Customers												21,800,000	23,300,000	24,000,000
Operating Segments [Member]
Sales to external customers [Line Items]
Revenue from External Customers	852,295,000			732,900,000						1,597,173,000	1,319,886,000	2,759,300,000	2,229,300,000	2,215,300,000
Operating Segments [Member] | Building Materials Distribution [Member]
Sales to external customers [Line Items]
Revenue from External Customers	681,500,000			580,500,000						1,262,600,000	1,032,000,000	2,189,800,000	1,777,900,000	1,776,600,000
Operating Segments [Member] | Wood Products [Member]
Sales to external customers [Line Items]
Revenue from External Customers	170,800,000			152,400,000						334,600,000	288,000,000	569,500,000	451,400,000	438,800,000
Foreign unaffiliated customers [Member]
Sales to external customers [Line Items]
Sales Revenue, Goods, Net												$ 70,000,000	$ 57,300,000	$ 42,300,000

Segment Information Level 4 Segment Information (Details) (USD $)	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013 Integer		Jun. 30, 2012		Dec. 31, 2012 Integer		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of Reportable Segments												3				3
Sales
Sales	$ 852,295,000		$ 694,600,000	$ 764,600,000	$ 732,900,000		$ 587,000,000	$ 547,400,000	$ 628,000,000	$ 589,400,000	$ 483,200,000	$ 1,597,173,000		$ 1,319,886,000		$ 2,779,062,000		$ 2,248,088,000		$ 2,240,591,000
Other Segment Information [Abstract]
Income (loss) before income taxes	17,209,000				15,125,000							36,938,000		16,854,000		41,803,000		(46,123,000)		(32,997,000)
Depreciation and amortization	8,766,000				8,338,000							17,243,000		16,457,000		33,407,000		37,022,000		34,899,000
EBITDA	30,700,000	[1]			28,200,000	[1]						63,700,000	[1]	42,700,000	[1]	96,600,000	[2]	9,500,000	[2]	22,100,000	[2]
Capital expenditures																29,700,000		39,300,000		35,800,000
Assets	1,194,615,000		836,398,000					902,831,000				1,194,615,000				836,398,000		902,831,000		952,233,000
Reconciliation from Segment Totals to Consolidated [Abstract]
Interest expense	(4,781,000)				(4,818,000)							(9,672,000)		(9,631,000)		(21,757,000)		(18,987,000)		(21,005,000)
Interest income	62,000				87,000							124,000		194,000		392,000		407,000		790,000
Footnotes [Abstract]
Acquisitions of businesses and facilities												0		2,355,000		2,355,000		5,782,000		0
Facility closure and curtailment																		1,500,000	[3]
Accelerated depreciation on facility curtailment																		400,000
Noncash asset write-downs																		2,000,000
Litigation settlement																0		0		4,613,000	[4]
Building Materials Distribution [Member]
Sales
Sales	681,500,000				580,500,000							1,262,600,000		1,032,000,000		2,190,200,000		1,779,400,000		1,778,000,000
Other Segment Information [Abstract]
Income (loss) before income taxes	3,300,000				8,700,000							11,300,000		7,900,000		24,000,000		2,000,000	[5]	11,600,000	[6]
Depreciation and amortization	2,200,000				2,200,000							4,400,000		4,400,000		8,800,000		8,400,000		7,500,000
EBITDA	5,500,000	[1]			10,900,000	[1]						15,700,000	[1]	12,300,000	[1]	32,900,000	[2]	10,400,000	[2]	19,100,000	[2]
Capital expenditures																7,100,000		10,000,000		12,900,000
Assets			415,700,000					366,900,000								415,700,000		366,900,000		356,400,000
Footnotes [Abstract]
Noncash asset write-downs																		1,200,000
Litigation settlement																				4,100,000
Wood Products [Member]
Sales
Sales	280,400,000				241,800,000							549,600,000		453,000,000		943,300,000		712,500,000		687,400,000
Other Segment Information [Abstract]
Income (loss) before income taxes	23,000,000				15,500,000							43,900,000		26,400,000		55,800,000		(15,100,000)	[5]	(8,100,000)	[6]
Depreciation and amortization	6,500,000				6,100,000							12,800,000		12,000,000		24,400,000		28,400,000	[5]	27,100,000
EBITDA	29,600,000	[1]			21,700,000	[1]						56,600,000	[1]	38,400,000	[1]	80,200,000	[2]	13,300,000	[2]	19,000,000	[2]
Capital expenditures																22,700,000	[7]	29,300,000	[7]	22,900,000
Assets			366,100,000					351,600,000								366,100,000		351,600,000		335,300,000
Footnotes [Abstract]
Noncash asset write-downs																		900,000
Litigation settlement																				500,000
Corporate and Other [Member]
Sales
Sales	0				0							0		0		0		0		0
Other Segment Information [Abstract]
Income (loss) before income taxes	(4,400,000)				(4,400,000)							(8,600,000)		(7,900,000)		(16,700,000)		(14,500,000)		(16,300,000)
Depreciation and amortization	0				0							100,000		100,000		100,000		200,000		300,000
EBITDA	(4,400,000)	[1]			(4,400,000)	[1]						(8,600,000)	[1]	(7,900,000)	[1]	(16,500,000)	[2]	(14,200,000)	[2]	(16,000,000)	[2]
Capital expenditures																0		0		0
Assets			54,600,000					184,300,000								54,600,000		184,300,000		260,600,000
Intersegment Eliminations [Member]
Sales
Sales	(109,600,000)				(89,400,000)							(215,100,000)		(165,100,000)		(354,400,000)		(243,700,000)		(224,800,000)
Operating Segments [Member]
Sales
Sales	852,295,000				732,900,000							1,597,173,000		1,319,886,000		2,759,300,000		2,229,300,000		2,215,300,000
Other Segment Information [Abstract]
Income (loss) before income taxes	21,900,000				19,900,000							46,500,000		26,300,000		63,200,000		(27,500,000)		(12,800,000)
Operating Segments [Member] | Building Materials Distribution [Member]
Sales
Sales	681,500,000				580,500,000							1,262,600,000		1,032,000,000		2,189,800,000		1,777,900,000		1,776,600,000
Operating Segments [Member] | Wood Products [Member]
Sales
Sales	170,800,000				152,400,000							334,600,000		288,000,000		569,500,000		451,400,000		438,800,000
Operating Segments [Member] | Corporate and Other [Member]
Sales
Sales	0				0							0		0		0		0		0
Related Parties [Member]
Sales
Sales																19,800,000		18,800,000		25,300,000
Related Parties [Member] | Building Materials Distribution [Member]
Sales
Sales																0		0		0
Related Parties [Member] | Wood Products [Member]
Sales
Sales																19,800,000		18,800,000		25,300,000
Related Parties [Member] | Corporate and Other [Member]
Sales
Sales																0		0		0
Intersegment Eliminations [Member]
Sales
Sales	0				0							0		0		0		0		0
Intersegment Eliminations [Member] | Building Materials Distribution [Member]
Sales
Sales	0				0							0		0		500,000		1,400,000		1,400,000
Intersegment Eliminations [Member] | Wood Products [Member]
Sales
Sales	109,600,000				89,400,000							215,100,000		165,100,000		353,900,000		242,300,000		223,400,000
Intersegment Eliminations [Member] | Corporate and Other [Member]
Sales
Sales	0				0							0		0		0		0		0
Intersegment Eliminations [Member] | Intersegment Eliminations [Member]
Sales
Sales	(109,600,000)				(89,400,000)							(215,100,000)		(165,100,000)		(354,400,000)		(243,700,000)		(224,800,000)
Other Expense [Member]
Footnotes [Abstract]
Facility closure and curtailment																$ 0		$ 1,292,000	[3]	$ 0

[1]	EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.The following is a reconciliation of net income to EBITDA: Three Months EndedJune 30?Six Months EndedJune 30 2013?2012?2013?2012 (millions)Net income(1)?$10.4?$15.0?$91.2?$16.7Interest expense?4.8?4.8?9.7?9.6Interest income?(0.1)?(0.1)?(0.1)?(0.2)Income tax provision (benefit)(1)?6.8?0.1?(54.3)?0.1Depreciation and amortization?8.8?8.3?17.2?16.5EBITDA?$30.7?$28.2?$63.7?$42.7?_______________________________________?(1)The six months ended June?30, 2013, includes $68.7 million of income tax benefit associated with the recording of net deferred tax assets upon our conversion to a corporation.
[2]	EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.The following is a reconciliation of net income (loss) to EBITDA for the consolidated company: Year Ended December 31 2012?2011?2010 (millions)Net income (loss)?$41.5?$(46.4)?$(33.3)Interest expense?21.8?19.0?21.0Interest income?(0.4)?(0.4)?(0.8)Income tax provision?0.3?0.2?0.3Depreciation and amortization?33.4?37.0?34.9EBITDA?$96.6?$9.5?$22.1
[3]	In 2011, we permanently closed a laminated beam manufacturing plant in Emmett, Idaho.
[4]	In 2010, we recorded $4.6 million of income for cash received from a litigation settlement related to vendor product pricing.
[5]	In 2011, we permanently closed a laminated beam plant in our Wood Products segment, and we recorded the related expense of $1.3 million in "Other (income) expense, net" and $0.4 million of accelerated depreciation in "Depreciation and Amortization" in our Consolidated Statement of Operations for the year ended December?31, 2011. Also, during the year ended December?31, 2011, we recorded $2.0 million of noncash asset write-downs in "Other (income) expense, net," of which $1.2 million was recorded in our Building Materials Distribution segment and $0.9 million was recorded in our Wood Products segment.
[6]	Included $4.6 million of income for cash received from a litigation settlement related to vendor product pricing. We recorded $4.1 million in our Building Materials Distribution segment and $0.5 million in our Wood Products segment.
[7]	Capital spending in 2012 for Wood Products includes $2.4 million for the acquisition of a sawmill in Arden, Washington. Capital spending in 2011 for Wood Products includes $5.8 million for the acquisition of a laminated beam and decking manufacturing plant in Homedale, Idaho.

Segment Information Level 4 Reconciliation of Net Income (Loss) to EBITDA (Details) (USD $)	3 Months Ended													6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Information [Abstract]
Net income (loss)	$ 10,412,000		$ 1,300,000	$ 23,500,000	$ 15,047,000		$ 1,700,000	$ (13,800,000)	[1]	$ (3,700,000)	$ (9,900,000)	$ (19,000,000)	[2]	$ 91,248,000		$ 16,715,000		$ 41,496,000		$ (46,363,000)		$ (33,297,000)
Interest expense	4,781,000				4,818,000									9,672,000		9,631,000		21,757,000		18,987,000		21,005,000
Interest income	(62,000)				(87,000)									(124,000)		(194,000)		(392,000)		(407,000)		(790,000)
Income tax provision	6,797,000				78,000									(54,310,000)		139,000		307,000		240,000		300,000
Depreciation and amortization	8,766,000				8,338,000									17,243,000		16,457,000		33,407,000		37,022,000		34,899,000
EBITDA	$ 30,700,000	[3]			$ 28,200,000	[3]								$ 63,700,000	[3]	$ 42,700,000	[3]	$ 96,600,000	[4]	$ 9,500,000	[4]	$ 22,100,000	[4]

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.
[3]	EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.The following is a reconciliation of net income to EBITDA: Three Months EndedJune 30?Six Months EndedJune 30 2013?2012?2013?2012 (millions)Net income(1)?$10.4?$15.0?$91.2?$16.7Interest expense?4.8?4.8?9.7?9.6Interest income?(0.1)?(0.1)?(0.1)?(0.2)Income tax provision (benefit)(1)?6.8?0.1?(54.3)?0.1Depreciation and amortization?8.8?8.3?17.2?16.5EBITDA?$30.7?$28.2?$63.7?$42.7?_______________________________________?(1)The six months ended June?30, 2013, includes $68.7 million of income tax benefit associated with the recording of net deferred tax assets upon our conversion to a corporation.
[4]	EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.The following is a reconciliation of net income (loss) to EBITDA for the consolidated company: Year Ended December 31 2012?2011?2010 (millions)Net income (loss)?$41.5?$(46.4)?$(33.3)Interest expense?21.8?19.0?21.0Interest income?(0.4)?(0.4)?(0.8)Income tax provision?0.3?0.2?0.3Depreciation and amortization?33.4?37.0?34.9EBITDA?$96.6?$9.5?$22.1

Commitments, Legal Proceedings and Contingencies, and Guarantees Level 4 Commitments, Legal Proceedings and Contingencies, and Guarantees (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Log and fiber purchase obligations		$ 227,000,000
Utility purchase commitments		8,600,000
Senior Notes [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Long-term debt (senior notes)	$ 250,000,000	$ 250,000,000	$ 0
Interest rate	6.38%	6.38%

Subsequent Events Level 4 (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Event [Line Items]
Net income (loss)	$ 10,412	$ 1,300	$ 23,500	$ 15,047	$ 1,700	$ (13,800)	[1]	$ (3,700)	$ (9,900)	$ (19,000)	[2]	$ 91,248	$ 16,715	$ 41,496	$ (46,363)	$ (33,297)
Weighted average number of common shares for basic net income (loss) per common share	43,229			29,700								40,415	29,700
Incremental effect of dilutive common stock equivalents	4			0								2	0
Weighted average number of common shares for diluted net income (loss) per common share	43,233			29,700								40,417	29,700
Net income (loss) per common share, Basic	$ 0.24			$ 0.51								$ 2.26	$ 0.56
Net income (loss) per common share, Diluted	$ 0.24			$ 0.51								$ 2.26	$ 0.56
Subsequent Event [Member]
Subsequent Event [Line Items]
Net income (loss)														$ 41,496	$ (46,363)	$ (33,297)
Weighted average number of common shares for basic net income (loss) per common share														29,700	29,700	29,700
Incremental effect of dilutive common stock equivalents														0	0	0
Weighted average number of common shares for diluted net income (loss) per common share														29,700	29,700	29,700
Net income (loss) per common share, Basic														$ 1.4	$ (1.56)	$ (1.12)
Net income (loss) per common share, Diluted														$ 1.4	$ (1.56)	$ (1.12)

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.

Quarterly Results of Operations (unaudited) Level 4 Quarterly Results of Operations (Unaudited) (Details) (USD $)	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Sales	$ 852,295,000	$ 694,600,000	$ 764,600,000	$ 732,900,000	$ 587,000,000	$ 547,400,000		$ 628,000,000	$ 589,400,000	$ 483,200,000		$ 1,597,173,000	$ 1,319,886,000	$ 2,779,062,000	$ 2,248,088,000		$ 2,240,591,000
Income (loss) from operations	22,219,000	8,600,000	28,100,000	20,145,000	6,200,000	(9,100,000)	[1]	2,100,000	(5,300,000)	(14,800,000)	[2]	46,857,000	26,394,000	63,131,000	(27,046,000)		(13,162,000)
Net income (loss)	10,412,000	1,300,000	23,500,000	15,047,000	1,700,000	(13,800,000)	[1]	(3,700,000)	(9,900,000)	(19,000,000)	[2]	91,248,000	16,715,000	41,496,000	(46,363,000)		(33,297,000)
Facility closure and curtailment															1,500,000	[3]
Noncash asset write-downs															2,000,000
Net income (loss) per common share - Basic and Diluted		$ 0.04	$ 0.79	$ 0.51	$ 0.06	$ (0.46)	[1]	$ (0.12)	$ (0.33)	$ (0.64)	[2]			$ 1.4	$ (1.56)		$ (1.12)
Building Materials Distribution [Member]
Sales	681,500,000			580,500,000								1,262,600,000	1,032,000,000	2,190,200,000	1,779,400,000		1,778,000,000
Noncash asset write-downs															1,200,000
Wood Products [Member]
Sales	280,400,000			241,800,000								549,600,000	453,000,000	943,300,000	712,500,000		687,400,000
Noncash asset write-downs															$ 900,000

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.
[3]	In 2011, we permanently closed a laminated beam manufacturing plant in Emmett, Idaho.

Consolidating Guarantor and Nonguarantor Financial Information Level 4 Consolidating Statements of Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales
Trade																		$ 2,759,290	$ 2,229,325	$ 2,215,332
Intercompany Sales																		0	0	0
Related parties																		19,772	18,763	25,259
Total sales	852,295		694,600	764,600	732,900		587,000	547,400		628,000	589,400	483,200		1,597,173		1,319,886		2,779,062	2,248,088	2,240,591
Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	750,996				632,607									1,395,843		1,142,731		2,343,174	1,952,619	1,947,362
Materials, labor, and other operating expenses from related parties (excluding depreciation)																		60,271	40,058	33,613
Depreciation and amortization	8,766				8,338									17,243		16,457		33,407	37,022	34,899
Selling and distribution expenses	60,102				60,468									117,106		114,282		235,055	204,998	202,464
General and administrative expenses	10,251				10,689									20,297		19,737		43,122	37,242	38,463
General and administrative expenses from related party																		0	0	1,576
Other (income) expense, net	39				(653)									173		(285)		(902)	(3,195)	4,624
Total costs and expenses	830,076				712,755									1,550,316		1,293,492		2,715,931	2,275,134	2,253,753
Income (loss) from operations	22,219		8,600	28,100	20,145		6,200	(9,100)	[1]	2,100	(5,300)	(14,800)	[2]	46,857		26,394		63,131	(27,046)	(13,162)
Foreign exchange gain (loss)	(291)				(289)									(371)		(103)		37	(497)	352
Gain on repurchase of long-term debt																		0	0	28
Interest expense	(4,781)				(4,818)									(9,672)		(9,631)		(21,757)	(18,987)	(21,005)
Interest income	62				87									124		194		392	407	790
Total nonoperating income (expense)	(5,010)				(5,020)									(9,919)		(9,540)		(21,328)	(19,077)	(19,835)
Income (loss) before income taxes and equity in net income (loss) of affiliates	17,209				15,125									36,938		16,854		41,803	(46,123)	(32,997)
Income tax provision	(6,797)				(78)									54,310		(139)		(307)	(240)	(300)
Income (loss) before equity in net income (loss) of affiliates	10,412				15,047									91,248		16,715		41,496	(46,363)	(33,297)
Equity in net income (loss) of affiliates	0				0									0		0		0	0	0
Net income (loss)	10,412		1,300	23,500	15,047		1,700	(13,800)	[1]	(3,700)	(9,900)	(19,000)	[2]	91,248		16,715		41,496	(46,363)	(33,297)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Net actuarial loss																		(8,432)	(83,528)	(4,027)
Amortization of actuarial loss	1,411				1,958									2,806		3,984		7,632	2,703	556
Amortization of prior service costs and other	14				42									28		83		416	175	178
Other comprehensive loss	1,425	[3]			2,000	[3]								2,834	[3]	4,067	[3]	(384)	(80,650)	(3,293)
Comprehensive income (loss)	11,837				17,047									94,082		20,782		41,112	(127,013)	(36,590)
Boise Cascade Company (Parent) [Member]
Sales
Trade																		0	0	0
Intercompany Sales																		0	0	0
Related parties																		0	0	0
Total sales	0				0									0		0		0	0	0
Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	0				0									0		0		0	0	0
Materials, labor, and other operating expenses from related parties (excluding depreciation)																		0	0	0
Depreciation and amortization	33				32									79		64		120	240	346
Selling and distribution expenses	0				0									0		0		0	0	0
General and administrative expenses	4,045				4,040									8,148		7,703		16,425	13,613	14,400
General and administrative expenses from related party																				1,576
Other (income) expense, net	5				31									7		78		126	111	373
Total costs and expenses	4,083				4,103									8,234		7,845		16,671	13,964	16,695
Income (loss) from operations	(4,083)				(4,103)									(8,234)		(7,845)		(16,671)	(13,964)	(16,695)
Foreign exchange gain (loss)	(200)				(25)									(230)		26		149	(510)	12
Gain on repurchase of long-term debt																				28
Interest expense	(4,781)				(4,818)									(9,672)		(9,631)		(21,757)	(18,987)	(21,005)
Interest income	27				38									55		89		196	185	386
Total nonoperating income (expense)	(4,954)				(4,805)									(9,847)		(9,516)		(21,412)	(19,312)	(20,579)
Income (loss) before income taxes and equity in net income (loss) of affiliates	(9,037)				(8,908)									(18,081)		(17,361)		(38,083)	(33,276)	(37,274)
Income tax provision	(6,797)				(75)									54,310		(127)		(300)	(216)	(215)
Income (loss) before equity in net income (loss) of affiliates	(15,834)				(8,983)									36,229		(17,488)		(38,383)	(33,492)	(37,489)
Equity in net income (loss) of affiliates	26,246				24,030									55,019		34,203		79,879	(12,871)	4,192
Net income (loss)	10,412				15,047									91,248		16,715		41,496	(46,363)	(33,297)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Net actuarial loss																		(8,432)	(83,528)	(4,027)
Amortization of actuarial loss	1,411				1,958									2,806		3,984		7,632	2,703	556
Amortization of prior service costs and other	14				42									28		83		416	175	178
Other comprehensive loss	1,425				2,000									2,834		4,067		(384)	(80,650)	(3,293)
Comprehensive income (loss)	11,837				17,047									94,082		20,782		41,112	(127,013)	(36,590)
Guarantor Subsidiaries [Member]
Sales
Trade																		2,746,208	2,215,983	2,200,379
Intercompany Sales																		0	0	57
Related parties																		19,772	18,763	25,259
Total sales	848,515				729,794									1,590,898		1,314,042		2,765,980	2,234,746	2,225,695
Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	746,539				629,755									1,388,126		1,137,095		2,329,853	1,939,993	1,930,316
Materials, labor, and other operating expenses from related parties (excluding depreciation)																		60,271	40,058	33,613
Depreciation and amortization	8,429				7,857									16,553		15,497		31,691	35,010	32,635
Selling and distribution expenses	59,461				59,691									115,833		112,750		231,593	202,254	201,079
General and administrative expenses	5,891				6,424									11,762		11,665		25,529	22,976	24,122
General and administrative expenses from related party																				0
Other (income) expense, net	261				953									487		1,196		2,818	4,114	(4,881)
Total costs and expenses	820,581				704,680									1,532,761		1,278,203		2,681,755	2,244,405	2,216,884
Income (loss) from operations	27,934				25,114									58,137		35,839		84,225	(9,659)	8,811
Foreign exchange gain (loss)	(69)				(134)									(113)		(59)		(124)	20	(57)
Gain on repurchase of long-term debt																				0
Interest expense	0				0									0		0		0	0	0
Interest income	35				49									69		105		196	222	404
Total nonoperating income (expense)	(34)				(85)									(44)		46		72	242	347
Income (loss) before income taxes and equity in net income (loss) of affiliates	27,900				25,029									58,093		35,885		84,297	(9,417)	9,158
Income tax provision	0				(3)									0		(12)		(7)	(24)	(66)
Income (loss) before equity in net income (loss) of affiliates	27,900				25,026									58,093		35,873		84,290	(9,441)	9,092
Equity in net income (loss) of affiliates	0				0									0		0		0	0	0
Net income (loss)	27,900				25,026									58,093		35,873		84,290	(9,441)	9,092
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Net actuarial loss																		0	0	0
Amortization of actuarial loss	0				0									0		0		0	0	0
Amortization of prior service costs and other	0				0									0		0		0	0	0
Other comprehensive loss	0				0									0		0		0	0	0
Comprehensive income (loss)	27,900				25,026									58,093		35,873		84,290	(9,441)	9,092
Non-guarantor Subsidiaries [Member]
Sales
Trade																		13,082	13,342	14,953
Intercompany Sales																		13,396	11,157	14,398
Related parties																		0	0	0
Total sales	6,700				6,382									11,833		12,371		26,478	24,499	29,351
Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	7,692				6,352									13,662		12,531		27,885	24,436	31,442
Materials, labor, and other operating expenses from related parties (excluding depreciation)																		0	0	0
Depreciation and amortization	304				449									611		896		1,596	1,772	1,918
Selling and distribution expenses	641				777									1,273		1,532		3,462	2,744	1,385
General and administrative expenses	0				1									0		1		0	0	0
General and administrative expenses from related party																				0
Other (income) expense, net	(305)				(331)									(667)		(989)		(2,042)	(1,030)	(116)
Total costs and expenses	8,332				7,248									14,879		13,971		30,901	27,922	34,629
Income (loss) from operations	(1,632)				(866)									(3,046)		(1,600)		(4,423)	(3,423)	(5,278)
Foreign exchange gain (loss)	(22)				(130)									(28)		(70)		12	(7)	397
Gain on repurchase of long-term debt																				0
Interest expense	0				0									0		0		0	0	0
Interest income	0				0									0		0		0	0	0
Total nonoperating income (expense)	(22)				(130)									(28)		(70)		12	(7)	397
Income (loss) before income taxes and equity in net income (loss) of affiliates	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,881)
Income tax provision	0				0									0		0		0	0	(19)
Income (loss) before equity in net income (loss) of affiliates	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,900)
Equity in net income (loss) of affiliates	0				0									0		0		0	0	0
Net income (loss)	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,900)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Net actuarial loss																		0	0	0
Amortization of actuarial loss	0				0									0		0		0	0	0
Amortization of prior service costs and other	0				0									0		0		0	0	0
Other comprehensive loss	0				0									0		0		0	0	0
Comprehensive income (loss)	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,900)
Eliminations [Member]
Sales
Trade																		0	0	0
Intercompany Sales																		(13,396)	(11,157)	(14,455)
Related parties																		0	0	0
Total sales	(2,920)				(3,276)									(5,558)		(6,527)		(13,396)	(11,157)	(14,455)
Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	(3,235)				(3,500)									(5,945)		(6,895)		(14,564)	(11,810)	(14,396)
Materials, labor, and other operating expenses from related parties (excluding depreciation)																		0	0	0
Depreciation and amortization	0				0									0		0		0	0	0
Selling and distribution expenses	0				0									0		0		0	0	0
General and administrative expenses	315				224									387		368		1,168	653	(59)
General and administrative expenses from related party																				0
Other (income) expense, net	0				0									0		0		0	0	0
Total costs and expenses	(2,920)				(3,276)									(5,558)		(6,527)		(13,396)	(11,157)	(14,455)
Income (loss) from operations	0				0									0		0		0	0	0
Foreign exchange gain (loss)	0				0									0		0		0	0	0
Gain on repurchase of long-term debt																				0
Interest expense	0				0									0		0		0	0	0
Interest income	0				0									0		0		0	0	0
Total nonoperating income (expense)	0				0									0		0		0	0	0
Income (loss) before income taxes and equity in net income (loss) of affiliates	0				0									0		0		0	0	0
Income tax provision	0				0									0		0		0	0	0
Income (loss) before equity in net income (loss) of affiliates	0				0									0		0		0	0	0
Equity in net income (loss) of affiliates	(26,246)				(24,030)									(55,019)		(34,203)		(79,879)	12,871	(4,192)
Net income (loss)	(26,246)				(24,030)									(55,019)		(34,203)		(79,879)	12,871	(4,192)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Net actuarial loss																		0	0	0
Amortization of actuarial loss	0				0									0		0		0	0	0
Amortization of prior service costs and other	0				0									0		0		0	0	0
Other comprehensive loss	0				0									0		0		0	0	0
Comprehensive income (loss)	$ (26,246)				$ (24,030)									$ (55,019)		$ (34,203)		$ (79,879)	$ 12,871	$ (4,192)

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.
[3]	Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.

Consolidating Guarantor and Nonguarantor Financial Information Level 4 Consolidating Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 232,667		$ 54,507	$ 174,075		$ 182,455	$ 264,601	$ 287,101
Receivables
Trade, less allowances	205,722		134,743			118,901
Related parties	434		674			1,236
Intercompany						0
Other	6,612		6,204			3,796
Inventories	368,350		325,806			283,978
Prepaid expenses and other	11,851		5,523			4,864
Total current assets	845,385		527,457			595,230
Property and equipment, net	261,309		265,924			266,456
Timber deposits	7,267		6,221			8,327
Deferred financing costs	7,279		7,562			4,962
Goodwill	12,170		12,170			12,170
Intangible assets	8,900		8,900			8,900
Other assets	7,486		8,164			6,786
Investments in affiliates	0		0			0
Total assets	1,194,615		836,398			902,831	952,233
Accounts payable
Trade	195,206		140,192			116,758
Related parties	1,957		1,950			1,142
Intercompany						0
Accrued liabilities
Compensation and benefits	42,039		61,814			32,267
Interest payable	2,745		3,188			3,326
Other	30,875		29,043			24,486
Total current liabilities	272,822		236,187			177,979
Debt
Long-term debt	250,000		275,000			219,560
Other
Compensation and benefits	195,384		206,668			200,248
Other long-term liabilities	14,447		14,336			13,676
Total other liabilities	209,831		221,004			213,924
Redeemable equity	0		6,443			8,749	9,299
Commitments and contingent liabilities
Stockholder's equity
Preferred Stock	0		0			0
Common Stock	432		297			297
Additional paid-in capital	494,908		256,927			482,894
Accumulated other comprehensive loss	(118,395)	(119,820)	(121,229)	(116,778)	(118,778)	(120,845)	(40,195)
Retained earnings	85,017		(38,231)			(79,727)
Subsidiary equity	0		0			0
Total stockholders' equity	461,962		97,764			282,619	409,093	359,285
Total liabilities and stockholders' equity	1,194,615		836,398			902,831
Boise Cascade Company (Parent) [Member]
Current Assets
Cash and cash equivalents	232,619		54,294	173,974		182,326	264,364	286,999
Receivables
Trade, less allowances	0		65			0
Related parties	17		16			935
Intercompany						0
Other	(87)		25			(90)
Inventories	0		0			0
Prepaid expenses and other	4,672		914			843
Total current assets	256,968		55,314			184,014
Property and equipment, net	612		1,284			1,259
Timber deposits	0		0			0
Deferred financing costs	7,279		7,562			4,962
Goodwill	0		0			0
Intangible assets	0		0			0
Other assets	20		729			20
Investments in affiliates	639,843		565,355			557,925
Total assets	949,541		630,244			748,180
Accounts payable
Trade	10,894		11,072			8,633
Related parties	402		402			395
Intercompany						0
Accrued liabilities
Compensation and benefits	15,764		17,272			12,104
Interest payable	2,745		3,188			3,326
Other	1,979		2,082			2,470
Total current liabilities	31,784		34,016			26,928
Debt
Long-term debt	250,000		275,000			219,560
Other
Compensation and benefits	195,384		206,668			200,248
Other long-term liabilities	10,411		10,353			10,076
Total other liabilities	205,795		217,021			210,324
Redeemable equity			6,443			8,749
Commitments and contingent liabilities
Stockholder's equity
Preferred Stock	0		0			0
Common Stock	432		297			297
Additional paid-in capital	494,908		256,927			482,894
Accumulated other comprehensive loss	(118,395)		(121,229)			(120,845)
Retained earnings	85,017		(38,231)			(79,727)
Subsidiary equity	0		0			0
Total stockholders' equity	461,962		97,764			282,619
Total liabilities and stockholders' equity	949,541		630,244			748,180
Guarantor Subsidiaries [Member]
Current Assets
Cash and cash equivalents	36		35	28		20	16	19
Receivables
Trade, less allowances	204,727		133,554			118,267
Related parties	417		658			301
Intercompany						56
Other	6,466		5,631			3,661
Inventories	361,849		320,279			278,580
Prepaid expenses and other	7,049		4,576			3,972
Total current assets	580,544		464,733			404,857
Property and equipment, net	252,441		255,869			255,117
Timber deposits	7,267		6,221			8,327
Deferred financing costs	0		0			0
Goodwill	12,170		12,170			12,170
Intangible assets	8,900		8,900			8,900
Other assets	7,465		7,435			6,765
Investments in affiliates	0		0			0
Total assets	868,787		755,328			696,136
Accounts payable
Trade	183,339		128,565			107,336
Related parties	1,555		1,548			747
Intercompany						0
Accrued liabilities
Compensation and benefits	25,910		43,938			19,816
Interest payable	0		0			0
Other	28,137		25,873			21,045
Total current liabilities	238,941		199,924			148,944
Debt
Long-term debt	0		0			0
Other
Compensation and benefits	0		0			0
Other long-term liabilities	4,036		3,983			3,600
Total other liabilities	4,036		3,983			3,600
Redeemable equity			0			0
Commitments and contingent liabilities
Stockholder's equity
Preferred Stock	0		0			0
Common Stock	0		0			0
Additional paid-in capital	0		0			0
Accumulated other comprehensive loss	0		0			0
Retained earnings	0		0			0
Subsidiary equity	625,810		551,421			543,592
Total stockholders' equity	625,810		551,421			543,592
Total liabilities and stockholders' equity	868,787		755,328			696,136
Non-guarantor Subsidiaries [Member]
Current Assets
Cash and cash equivalents	12		178	73		109	221	83
Receivables
Trade, less allowances	995		1,124			634
Related parties	0		0			0
Intercompany						0
Other	233		548			225
Inventories	6,501		5,527			5,398
Prepaid expenses and other	130		33			49
Total current assets	7,873		7,410			6,415
Property and equipment, net	8,256		8,771			10,080
Timber deposits	0		0			0
Deferred financing costs	0		0			0
Goodwill	0		0			0
Intangible assets	0		0			0
Other assets	1		0			1
Investments in affiliates	0		0			0
Total assets	16,130		16,181			16,496
Accounts payable
Trade	973		555			789
Related parties	0		0			0
Intercompany						56
Accrued liabilities
Compensation and benefits	365		604			347
Interest payable	0		0			0
Other	759		1,088			971
Total current liabilities	2,097		2,247			2,163
Debt
Long-term debt	0		0			0
Other
Compensation and benefits	0		0			0
Other long-term liabilities	0		0			0
Total other liabilities	0		0			0
Redeemable equity			0			0
Commitments and contingent liabilities
Stockholder's equity
Preferred Stock	0		0			0
Common Stock	0		0			0
Additional paid-in capital	0		0			0
Accumulated other comprehensive loss	0		0			0
Retained earnings	0		0			0
Subsidiary equity	14,033		13,934			14,333
Total stockholders' equity	14,033		13,934			14,333
Total liabilities and stockholders' equity	16,130		16,181			16,496
Eliminations [Member]
Current Assets
Cash and cash equivalents	0		0	0		0	0	0
Receivables
Trade, less allowances	0		0			0
Related parties	0		0			0
Intercompany						(56)
Other	0		0			0
Inventories	0		0			0
Prepaid expenses and other	0		0			0
Total current assets	0		0			(56)
Property and equipment, net	0		0			0
Timber deposits	0		0			0
Deferred financing costs	0		0			0
Goodwill	0		0			0
Intangible assets	0		0			0
Other assets	0		0			0
Investments in affiliates	(639,843)		(565,355)			(557,925)
Total assets	(639,843)		(565,355)			(557,981)
Accounts payable
Trade	0		0			0
Related parties	0		0			0
Intercompany						(56)
Accrued liabilities
Compensation and benefits	0		0			0
Interest payable	0		0			0
Other	0		0			0
Total current liabilities	0		0			(56)
Debt
Long-term debt	0		0			0
Other
Compensation and benefits	0		0			0
Other long-term liabilities	0		0			0
Total other liabilities	0		0			0
Redeemable equity			0			0
Commitments and contingent liabilities
Stockholder's equity
Preferred Stock	0		0			0
Common Stock	0		0			0
Additional paid-in capital	0		0			0
Accumulated other comprehensive loss	0		0			0
Retained earnings	0		0			0
Subsidiary equity	(639,843)		(565,355)			(557,925)
Total stockholders' equity	(639,843)		(565,355)			(557,925)
Total liabilities and stockholders' equity	$ (639,843)		$ (565,355)			$ (557,981)

Consolidating Guarantor and Nonguarantor Financial Information Level 4 Consolidating Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash provided by (used for) operations
Net income (loss)	$ 91,248	$ 16,715	$ 41,496	$ (46,363)	$ (33,297)
Items in net income (loss) not using (providing) cash
Equity in net income (loss) of affiliates	0	0	0	0	0
Depreciation and amortization, including deferred financing costs and other	18,131	17,664	37,211	39,232	37,674
Pension expense	5,434	6,394	12,653	11,368	7,449
Management equity units expense	1,073	0	0	0	1,625
Gain on repurchase of long-term debt			0	0	(28)
Other	(277)	(469)	(471)	2,220	(371)
Decrease (increase) in working capital, net of acquisitions
Receivables	(71,487)	(59,482)	(17,238)	(15,675)	(6,338)
Inventories	(42,544)	(35,154)	(41,828)	(20,899)	(28,428)
Prepaid expenses and other	(2,523)	(2,251)	(652)	(72)	(300)
Accounts payable and accrued liabilities	36,833	68,235	53,041	1,878	32,419
Pension contributions	(9,970)	(7,874)	(8,486)	(13,621)	(3,873)
Other	(4,546)	1,034	4,410	(1,049)	3,727
Net cash provided by (used for) operations	(45,823)	4,783	80,136	(42,981)	10,287
Cash provided by (used for) investment
Expenditures for property and equipment	(14,042)	(10,952)	(27,386)	(33,537)	(35,751)
Acquisitions of businesses and facilities	0	(2,355)	(2,355)	(5,782)	0
Proceeds from sales of assets	546	145	246	3,126	1,254
Other	10	(1)	61	(424)	(956)
Net cash provided by (used for) investment	(13,486)	(13,163)	(29,434)	(36,617)	(35,453)
Cash provided by (used for) financing
Issuances of long-term debt	55,000	0	300,000	0	45,000
Payments of long-term debt	(80,000)	0	(244,560)	0	(128,451)
Proceeds from Boise Cascade Holdings, L.L.C., for sale of shares of Boise Inc.			0	0	86,117
Distributions to Boise Cascade Holdings, L.L.C.			(228,268)	0	0
Credit facility financing costs	(321)	0	(5,822)	(2,548)	0
Due to (from) affiliates	0	0	0	0	0
Net cash provided by (used for) financing	237,469	0	(178,650)	(2,548)	2,666
Net increase (decrease) in cash and cash equivalents	178,160	(8,380)	(127,948)	(82,146)	(22,500)
Balance at beginning of the period	54,507	182,455	182,455	264,601	287,101
Balance at end of the period	232,667	174,075	54,507	182,455	264,601
Boise Cascade Company (Parent) [Member]
Cash provided by (used for) operations
Net income (loss)	91,248	16,715	41,496	(46,363)	(33,297)
Items in net income (loss) not using (providing) cash
Equity in net income (loss) of affiliates	(55,019)	(34,203)	(79,879)	12,871	(4,192)
Depreciation and amortization, including deferred financing costs and other	967	1,271	3,924	2,450	3,121
Pension expense	5,434	6,394	12,653	11,368	7,449
Management equity units expense	1,073				1,625
Gain on repurchase of long-term debt					(28)
Other	0	(30)	(61)	564	(2)
Decrease (increase) in working capital, net of acquisitions
Receivables	253	936	772	(866)	107
Inventories	0	0	0	0	0
Prepaid expenses and other	49	104	(71)	112	(251)
Accounts payable and accrued liabilities	(2,932)	2,220	3,787	(829)	847
Pension contributions	(9,970)	(7,874)	(8,486)	(13,621)	(3,873)
Other	(3,397)	865	4,066	(685)	3,057
Net cash provided by (used for) operations	(39,485)	(13,638)	(21,799)	(34,999)	(25,437)
Cash provided by (used for) investment
Expenditures for property and equipment	0	(28)	(28)	(21)	(10)
Acquisitions of businesses and facilities		0	0	0
Proceeds from sales of assets	0	0	0	0	656
Other	1	(3)	(4)	(265)	0
Net cash provided by (used for) investment	1	(31)	(32)	(286)	646
Cash provided by (used for) financing
Issuances of long-term debt	55,000		300,000		45,000
Payments of long-term debt	(80,000)		(244,560)		(128,451)
Proceeds from Boise Cascade Holdings, L.L.C., for sale of shares of Boise Inc.					86,117
Distributions to Boise Cascade Holdings, L.L.C.			(228,268)
Credit facility financing costs	(321)		(5,822)	(2,548)
Due to (from) affiliates	(19,469)	5,317	72,449	(44,205)	(510)
Net cash provided by (used for) financing	217,809	5,317	(106,201)	(46,753)	2,156
Net increase (decrease) in cash and cash equivalents	178,325	(8,352)	(128,032)	(82,038)	(22,635)
Balance at beginning of the period	54,294	182,326	182,326	264,364	286,999
Balance at end of the period	232,619	173,974	54,294	182,326	264,364
Guarantor Subsidiaries [Member]
Cash provided by (used for) operations
Net income (loss)	58,093	35,873	84,290	(9,441)	9,092
Items in net income (loss) not using (providing) cash
Equity in net income (loss) of affiliates	0	0	0	0	0
Depreciation and amortization, including deferred financing costs and other	16,553	15,497	31,691	35,010	32,635
Pension expense	0	0	0	0	0
Management equity units expense	0				0
Gain on repurchase of long-term debt					0
Other	(277)	(123)	(115)	1,250	116
Decrease (increase) in working capital, net of acquisitions
Receivables	(71,768)	(59,643)	(17,558)	(15,369)	(6,398)
Inventories	(41,570)	(34,363)	(41,699)	(21,416)	(27,001)
Prepaid expenses and other	(2,474)	(2,291)	(596)	(183)	(71)
Accounts payable and accrued liabilities	40,101	66,382	49,115	3,130	30,369
Pension contributions	0	0	0	0	0
Other	(1,148)	169	342	(358)	678
Net cash provided by (used for) operations	(2,489)	21,513	105,470	(7,377)	39,420
Cash provided by (used for) investment
Expenditures for property and equipment	(13,932)	(10,843)	(26,886)	(32,703)	(34,675)
Acquisitions of businesses and facilities		(2,355)	(2,355)	(5,782)
Proceeds from sales of assets	129	145	246	3,126	520
Other	(3)	2	1	(60)	(1,358)
Net cash provided by (used for) investment	(13,806)	(13,051)	(28,994)	(35,419)	(35,513)
Cash provided by (used for) financing
Issuances of long-term debt	0		0		0
Payments of long-term debt	0		0		0
Proceeds from Boise Cascade Holdings, L.L.C., for sale of shares of Boise Inc.					0
Distributions to Boise Cascade Holdings, L.L.C.			0
Credit facility financing costs	0		0	0
Due to (from) affiliates	16,296	(8,454)	(76,461)	42,800	(3,910)
Net cash provided by (used for) financing	16,296	(8,454)	(76,461)	42,800	(3,910)
Net increase (decrease) in cash and cash equivalents	1	8	15	4	(3)
Balance at beginning of the period	35	20	20	16	19
Balance at end of the period	36	28	35	20	16
Non-guarantor Subsidiaries [Member]
Cash provided by (used for) operations
Net income (loss)	(3,074)	(1,670)	(4,411)	(3,430)	(4,900)
Items in net income (loss) not using (providing) cash
Equity in net income (loss) of affiliates	0	0	0	0	0
Depreciation and amortization, including deferred financing costs and other	611	896	1,596	1,772	1,918
Pension expense	0	0	0	0	0
Management equity units expense	0				0
Gain on repurchase of long-term debt					0
Other	0	(316)	(295)	406	(457)
Decrease (increase) in working capital, net of acquisitions
Receivables	28	(719)	(396)	560	(47)
Inventories	(974)	(791)	(129)	517	(1,427)
Prepaid expenses and other	(98)	(64)	15	(1)	22
Accounts payable and accrued liabilities	(336)	(423)	83	(423)	1,203
Pension contributions	0	0	0	0	0
Other	(1)	0	2	(6)	(8)
Net cash provided by (used for) operations	(3,849)	(3,092)	(3,535)	(605)	(3,696)
Cash provided by (used for) investment
Expenditures for property and equipment	(110)	(81)	(472)	(813)	(1,066)
Acquisitions of businesses and facilities		0	0	0
Proceeds from sales of assets	417	0	0	0	78
Other	12	0	64	(99)	402
Net cash provided by (used for) investment	319	(81)	(408)	(912)	(586)
Cash provided by (used for) financing
Issuances of long-term debt	0		0		0
Payments of long-term debt	0		0		0
Proceeds from Boise Cascade Holdings, L.L.C., for sale of shares of Boise Inc.					0
Distributions to Boise Cascade Holdings, L.L.C.			0
Credit facility financing costs	0		0	0
Due to (from) affiliates	3,173	3,137	4,012	1,405	4,420
Net cash provided by (used for) financing	3,364	3,137	4,012	1,405	4,420
Net increase (decrease) in cash and cash equivalents	(166)	(36)	69	(112)	138
Balance at beginning of the period	178	109	109	221	83
Balance at end of the period	12	73	178	109	221
Eliminations [Member]
Cash provided by (used for) operations
Net income (loss)	(55,019)	(34,203)	(79,879)	12,871	(4,192)
Items in net income (loss) not using (providing) cash
Equity in net income (loss) of affiliates	55,019	34,203	79,879	(12,871)	4,192
Depreciation and amortization, including deferred financing costs and other	0	0	0	0	0
Pension expense	0	0	0	0	0
Management equity units expense	0				0
Gain on repurchase of long-term debt					0
Other	0	0	0	0	0
Decrease (increase) in working capital, net of acquisitions
Receivables	0	(56)	(56)	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other	0	0	0	0	0
Accounts payable and accrued liabilities	0	56	56	0	0
Pension contributions	0	0	0	0	0
Other	0	0	0	0	0
Net cash provided by (used for) operations	0	0	0	0	0
Cash provided by (used for) investment
Expenditures for property and equipment	0	0	0	0	0
Acquisitions of businesses and facilities		0	0	0
Proceeds from sales of assets	0	0	0	0	0
Other	0	0	0	0	0
Net cash provided by (used for) investment	0	0	0	0	0
Cash provided by (used for) financing
Issuances of long-term debt	0		0		0
Payments of long-term debt	0		0		0
Proceeds from Boise Cascade Holdings, L.L.C., for sale of shares of Boise Inc.					0
Distributions to Boise Cascade Holdings, L.L.C.			0
Credit facility financing costs	0		0	0
Due to (from) affiliates	0	0	0	0	0
Net cash provided by (used for) financing	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Balance at beginning of the period	0	0	0	0	0
Balance at end of the period	0	0	0	0	0
Other Noncash Income(Expense) without Gain on Repurchase of Long Term Debt [Member]
Items in net income (loss) not using (providing) cash
Other					$ (343)